Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 108.6%

REPURCHASE AGREEMENTS(a) - 32.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $6,858,800 (Cost $6,857,179)	6,857,179	6,857,179

U.S. TREASURY OBLIGATIONS(b) - 76.6%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	992,000	991,902
2.31%, 9/12/2019(c)	1,477,000	1,476,310
2.07%, 9/19/2019(c)	1,269,000	1,267,900
2.23%, 10/10/2019(c)	1,658,000	1,654,601
2.06%, 10/17/2019(c)	1,218,000	1,215,045
2.06%, 10/24/2019(c)	1,218,000	1,214,657
1.96%, 10/31/2019(c)	1,136,000	1,132,458
2.11%, 11/7/2019(c)	1,593,000	1,587,420
2.00%, 11/21/2019(c)	609,000	606,416
2.41%, 12/5/2019(c)	979,000	974,159
1.90%, 1/2/2020(c)	978,000	971,877
1.90%, 1/30/2020(c)	978,000	970,572
1.82%, 2/27/2020(c)	411,000	407,312
1.77%, 3/26/2020(c)	411,000	406,907
1.75%, 4/23/2020(c)	411,000	406,309
1.81%, 5/21/2020(c)	380,000	375,180
1.80%, 6/18/2020(c)	380,000	374,701
1.80%, 7/16/2020(c)	380,000	374,208
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,402,979)		16,407,934

TOTAL SHORT-TERM INVESTMENTS (Cost $23,260,158)		23,265,113

Total Investments - 108.6% (Cost $23,260,158)		23,265,113
Liabilities in excess of other assets - (8.6%)		(1,847,467)
Net Assets - 100.0%		21,417,646

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,250,275.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	6	12/19/2019	USD	$790,313	$554

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(19,227,820)	1/6/2020	Bank of America NA	(1.77)%	ICE U.S. Treasury 7-10 Year Bond Index	(1,948,608)
(1,545,837)	3/6/2020	Citibank NA	(1.74)%	ICE U.S. Treasury 7-10 Year Bond Index	(1,023,949)
(20,773,657)					(2,972,557)
				Total Unrealized Depreciation	(2,972,557)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 124.2%

REPURCHASE AGREEMENTS(a) - 26.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $67,812,628
(Cost $67,796,592)	67,796,592	67,796,592

U.S. TREASURY OBLIGATIONS(b) - 98.1%
U.S. Treasury Bills
2.31%, 9/5/2019(c)	18,000,000	17,998,227
2.30%, 9/12/2019(c)	24,000,000	23,988,780
2.20%, 9/19/2019(c)	18,000,000	17,984,400
2.22%, 10/10/2019(c)	24,000,000	23,950,790
2.19%, 10/17/2019(c)	17,000,000	16,958,756
2.19%, 10/24/2019(c)	17,000,000	16,953,339
1.96%, 10/31/2019(c)	16,000,000	15,950,114
2.26%, 11/7/2019(c)	23,000,000	22,919,436
1.98%, 11/21/2019(c)	20,000,000	19,915,148
2.28%, 12/5/2019(c)	15,000,000	14,925,829
2.21%, 1/2/2020(c)	15,000,000	14,906,086
2.14%, 1/30/2020(c)	15,000,000	14,886,077
2.01%, 2/27/2020(c)	17,000,000	16,847,460
2.29%, 3/26/2020(c)	6,000,000	5,940,251
2.28%, 4/23/2020(c)	6,000,000	5,931,517
2.33%, 5/21/2020(c)	5,000,000	4,936,581
TOTAL U.S. TREASURY OBLIGATIONS (Cost $254,814,400)		254,992,791

TOTAL SHORT-TERM INVESTMENTS (Cost $322,610,992)		322,789,383

Total Investments - 124.2% (Cost $322,610,992)		322,789,383
Liabilities in excess of other assets - (24.2%)		(62,856,381)
Net Assets - 100.0%		259,933,002

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $65,045,519.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	33	12/19/2019	USD	$5,453,250	$16,965

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(118,997,649)	3/6/2020	Citibank NA	(1.86)%	ICE U.S. Treasury 20+ Year Bond Index	(25,200,930)
(6,355,771)	11/6/2020	Goldman Sachs International	(1.86)%	ICE U.S. Treasury 20+ Year Bond Index	(4,129,463)
(130,838,134)	3/6/2020	Societe Generale	(1.89)%	ICE U.S. Treasury 20+ Year Bond Index	(34,548,302)
(256,191,554)					(63,878,695)
				Total Unrealized Depreciation	(63,878,695)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.9%

REPURCHASE AGREEMENTS(a) - 76.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,467,746
(Cost $1,467,398)	1,467,398	1,467,398

Total Investments - 76.9% (Cost $1,467,398)		1,467,398
Other Assets Less Liabilities - 23.1%		439,748
Net Assets - 100.0%		1,907,146

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(157,143)	11/6/2019	Bank of America NA	(2.06)%	Dow Jones U.S. Basic MaterialsSM Index	15,254
(258,239)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Basic MaterialsSM Index	40,257
(9,736)	11/13/2019	Morgan Stanley & Co. International plc	(2.31)%	Dow Jones U.S. Basic MaterialsSM Index	15,083
(263,198)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. Basic MaterialsSM Index	15,818
(1,213,598)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. Basic MaterialsSM Index	44,561
(1,901,914)					130,973
				Total Unrealized Appreciation	130,973

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 107.8%

REPURCHASE AGREEMENTS(a) - 37.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $99,447,471 (Cost $99,423,953)	99,423,953	99,423,953

U.S. TREASURY OBLIGATIONS(b) - 70.5%
U.S. Treasury Bills
2.34%, 9/5/2019(c)	12,000,000	11,998,820
2.31%, 9/12/2019(c)	16,000,000	15,992,570
2.21%, 9/19/2019(c)	12,000,000	11,989,587
2.23%, 10/10/2019(c)	16,000,000	15,967,193
2.18%, 10/17/2019(c)	12,000,000	11,970,813
2.18%, 10/24/2019(c)	12,000,000	11,967,037
1.96%, 10/31/2019(c)	13,000,000	12,959,446
2.21%, 11/7/2019(c)	18,000,000	17,936,828
1.98%, 11/21/2019(c)	18,000,000	17,923,568
2.28%, 12/5/2019(c)	11,000,000	10,946,292
2.17%, 1/2/2020(c)	10,000,000	9,937,254
2.12%, 1/30/2020(c)	11,000,000	10,916,388
1.96%, 2/27/2020(c)	15,000,000	14,865,038
2.14%, 3/26/2020(c)	5,000,000	4,950,167
2.13%, 4/23/2020(c)	5,000,000	4,942,923
2.33%, 5/21/2020(c)	3,000,000	2,961,988
TOTAL U.S. TREASURY OBLIGATIONS (Cost $188,110,037)		188,225,912

TOTAL SHORT-TERM INVESTMENTS (Cost $287,533,990)		287,649,865

Total Investments - 107.8% (Cost $287,533,990)		287,649,865
Liabilities in excess of other assets - (7.8%)		(20,788,362)
Net Assets - 100.0%		266,861,503

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,323,245.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	200	9/20/2019	USD	$26,394,000	$93,810

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(36,956,460)	11/6/2020	Bank of America NA	(2.32)%	Dow Jones Industrial AverageSM	(1,729,573)
(37,070,205)	11/6/2019	BNP Paribas SA	(2.46)%	Dow Jones Industrial AverageSM	(2,138,717)
(15,430,790)	11/6/2020	Citibank NA	(2.46)%	Dow Jones Industrial AverageSM	(5,659,348)
(42,637,125)	11/6/2019	Credit Suisse International	(2.51)%	Dow Jones Industrial AverageSM	(7,997,165)
(61,533,187)	11/6/2019	Goldman Sachs International	(2.34)%	Dow Jones Industrial AverageSM	(1,123,129)
(39,588,524)	11/6/2019	Societe Generale	(2.41)%	Dow Jones Industrial AverageSM	(3,468,658)
(7,231,911)	11/6/2020	UBS AG	(2.41)%	Dow Jones Industrial AverageSM	(245,528)
(240,448,202)					(22,362,118)
				Total Unrealized Depreciation	(22,362,118)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Financials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.0%

REPURCHASE AGREEMENTS(a) - 35.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $8,816,931 (Cost $8,814,846)	8,814,846	8,814,846

U.S. TREASURY OBLIGATIONS(b) - 52.8%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	828,000	827,919
2.26%, 9/12/2019(c)	1,279,000	1,278,406
2.08%, 9/19/2019(c)	992,000	991,139
2.17%, 10/10/2019(c)	1,296,000	1,293,343
2.07%, 10/17/2019(c)	953,000	950,682
2.06%, 10/24/2019(c)	953,000	950,382
1.96%, 10/31/2019(c)	910,000	907,161
2.12%, 11/7/2019(c)	1,277,000	1,272,518
2.00%, 11/21/2019(c)	476,000	473,979
2.30%, 12/5/2019(c)	785,000	781,167
1.90%, 1/2/2020(c)	784,000	779,081
1.90%, 1/30/2020(c)	784,000	778,041
1.82%, 2/27/2020(c)	329,000	326,040
1.77%, 3/26/2020(c)	329,000	325,721
1.75%, 4/23/2020(c)	329,000	325,244
1.81%, 5/21/2020(c)	329,000	324,831
1.80%, 6/18/2020(c)	329,000	324,411
1.80%, 7/16/2020(c)	329,000	323,986
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,230,301)		13,234,051

TOTAL SHORT-TERM INVESTMENTS (Cost $22,045,147)		22,048,897

Total Investments - 88.0% (Cost $22,045,147)		22,048,897
Other Assets Less Liabilities - 12.0%		2,999,952
Net Assets - 100.0%		25,048,849

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,214,189.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,951,872)	11/6/2019	Bank of America NA	(2.31)%	Dow Jones U.S. FinancialsSM Index(3)	(222,919)
(1,946,535)	12/7/2020	BNP Paribas SA	(2.36)%	Dow Jones U.S. FinancialsSM Index(3)	(35,177)
(2,807,466)	12/7/2020	Citibank NA	(2.29)%	Dow Jones U.S. FinancialsSM Index(3)	(32,078)
(3,179,969)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. FinancialsSM Index(3)	(371,111)
(773,541)	11/6/2019	Goldman Sachs International	(2.39)%	Dow Jones U.S. FinancialsSM Index(3)	(210,927)
(1,541,759)	11/13/2019	Morgan Stanley & Co. International plc	(2.31)%	Dow Jones U.S. FinancialsSM Index(3)	(153,396)
(4,408,423)	11/6/2019	Societe Generale	(2.21)%	Dow Jones U.S. FinancialsSM Index(3)	(737,353)
(8,429,844)	11/6/2019	UBS AG	(2.31)%	Dow Jones U.S. FinancialsSM Index(3)	316,428
(25,039,409)					(1,446,533)
				Total Unrealized Appreciation	316,428
				Total Unrealized Depreciation	(1,762,961)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.3%

REPURCHASE AGREEMENTS(a) - 81.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $4,995,294 (Cost $4,994,112)	4,994,112	4,994,112

Total Investments - 81.3% (Cost $4,994,112)		4,994,112
Other Assets Less Liabilities - 18.7%		1,152,185
Net Assets - 100.0%		6,146,297

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,774,431)	11/6/2019	Bank of America NA	(1.41)%	iShares® China Large-Cap ETF	32,511
(805,826)	11/6/2020	Citibank NA	0.61%	iShares® China Large-Cap ETF	(21,440)
(401,716)	11/6/2019	Goldman Sachs International	(0.39)%	iShares® China Large-Cap ETF	46,007
(1,399,199)	11/6/2019	Societe Generale	(0.71)%	iShares® China Large-Cap ETF	166,265
(771,095)	11/6/2020	UBS AG	(0.46)%	iShares® China Large-Cap ETF	(3,517)
(6,152,267)					219,826
				Total Unrealized Appreciation	244,783
				Total Unrealized Depreciation	(24,957)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.5%

REPURCHASE AGREEMENTS(a) - 37.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $45,104,587 (Cost $45,093,920)	45,093,920	45,093,920

U.S. TREASURY OBLIGATIONS(b) - 60.0%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	4,511,000	4,510,556
2.32%, 9/12/2019(c)	6,026,000	6,023,202
2.07%, 9/19/2019(c)	5,830,000	5,824,941
2.18%, 10/10/2019(c)	7,618,000	7,602,380
2.06%, 10/17/2019(c)	5,597,000	5,583,387
2.06%, 10/24/2019(c)	5,597,000	5,581,625
1.96%, 10/31/2019(c)	6,000,000	5,981,283
2.09%, 11/7/2019(c)	8,698,000	8,667,474
1.96%, 11/21/2019(c)	7,798,000	7,764,888
2.34%, 12/5/2019(c)	3,729,000	3,710,793
1.84%, 2/27/2020(c)	7,000,000	6,937,017
1.77%, 3/26/2020(c)	2,000,000	1,980,067
1.75%, 4/23/2020(c)	2,000,000	1,977,169
TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,126,956)		72,144,782

TOTAL SHORT-TERM INVESTMENTS (Cost $117,220,876)		117,238,702

Total Investments - 97.5% (Cost $117,220,876)		117,238,702
Other Assets Less Liabilities - 2.5%		3,054,543
Net Assets - 100.0%		120,293,245

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,086,101.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements(1)

Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(49,680,387)	11/6/2019	Citibank NA	0.54%	iShares® iBoxx $ High Yield Corporate Bond ETF	(4,325,889)
(19,291,771)	12/9/2019	Credit Suisse International	0.09%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,685,955)
(51,116,006)	1/7/2020	Goldman Sachs International	(0.49)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(5,521,054)
(120,088,164)					(11,532,898)
				Total Unrealized Depreciation	(11,532,898)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.6%

REPURCHASE AGREEMENTS(a) - 98.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $18,145,727 (Cost $18,141,435)	18,141,435	18,141,435

Total Investments - 98.6% (Cost $18,141,435)		18,141,435
Other Assets Less Liabilities - 1.4%		251,913
Net Assets - 100.0%		18,393,348

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	10	9/20/2019	USD	$1,881,200	$53,815

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,797,172)	11/6/2020	Bank of America NA	(2.31)%	S&P MidCap 400®	(67,284)
(1,619,642)	11/6/2020	BNP Paribas SA	(2.31)%	S&P MidCap 400®	(444,238)
(4,196,827)	11/6/2019	Citibank NA	(2.34)%	S&P MidCap 400®	(584,602)
(1,872,896)	11/6/2019	Credit Suisse International	(2.36)%	S&P MidCap 400®	(183,747)
(2,521,625)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	S&P MidCap 400®	(204,001)
(4,501,983)	11/6/2019	Societe Generale	(2.11)%	S&P MidCap 400®	(860,338)
(16,510,145)					(2,344,210)
				Total Unrealized Depreciation	(2,344,210)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 124.8%

REPURCHASE AGREEMENTS(a) - 82.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $38,630,348 (Cost $38,621,213)	38,621,213	38,621,213

U.S. TREASURY OBLIGATIONS(b) - 42.0%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	1,727,000	1,726,830
2.28%, 9/12/2019(c)	2,328,000	2,326,919
2.14%, 9/19/2019(c)	1,259,000	1,257,907
2.21%, 10/10/2019(c)	1,645,000	1,641,627
2.09%, 10/17/2019(c)	1,208,000	1,205,062
2.09%, 10/24/2019(c)	1,208,000	1,204,682
1.96%, 10/31/2019(c)	1,155,000	1,151,397
2.17%, 11/7/2019(c)	1,620,000	1,614,315
2.00%, 11/21/2019(c)	604,000	601,435
2.32%, 12/5/2019(c)	1,428,000	1,421,028
1.90%, 1/2/2020(c)	994,000	987,763
1.90%, 1/30/2020(c)	994,000	986,445
1.82%, 2/27/2020(c)	585,000	579,736
1.77%, 3/26/2020(c)	585,000	579,169
1.75%, 4/23/2020(c)	585,000	578,322
1.81%, 5/21/2020(c)	585,000	577,588
1.80%, 6/18/2020(c)	585,000	576,840
1.80%, 7/16/2020(c)	585,000	576,084
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,587,055)		19,593,149

TOTAL SHORT-TERM INVESTMENTS (Cost $58,208,268)		58,214,362

Total Investments - 124.8% (Cost $58,208,268)		58,214,362
Liabilities in excess of other assets - (24.8%)		(11,578,372)
Net Assets - 100.0%		46,635,990

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,636,242.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements(1)

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,574,236)	11/6/2019	Citibank NA	(1.74)%	iShares® MSCI EAFE ETF	(31,475)
(10,064,184)	11/6/2019	Credit Suisse International	(1.91)%	iShares® MSCI EAFE ETF	(44,768)
(14,829,703)	11/6/2020	Goldman Sachs International	(2.14)%	iShares® MSCI EAFE ETF	(827,678)
(11,699,894)	11/6/2020	Societe Generale	(1.91)%	iShares® MSCI EAFE ETF	(824,264)
(4,587,979)	11/6/2019	UBS AG	(1.81)%	iShares® MSCI EAFE ETF	(510,224)
(46,755,996)					(2,238,409)
				Total Unrealized Depreciation	(2,238,409)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.9%

REPURCHASE AGREEMENTS(a) - 35.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $31,005,308 (Cost $30,997,976)	30,997,976	30,997,976

U.S. TREASURY OBLIGATIONS(b) - 59.6%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	3,393,000	3,392,666
2.30%, 9/12/2019(c)	4,430,000	4,427,943
2.08%, 9/19/2019(c)	3,841,000	3,837,667
2.17%, 10/10/2019(c)	5,019,000	5,008,709
2.07%, 10/17/2019(c)	3,687,000	3,678,032
2.06%, 10/24/2019(c)	3,687,000	3,676,872
1.96%, 10/31/2019(c)	5,000,000	4,984,402
2.10%, 11/7/2019(c)	5,898,000	5,877,301
1.96%, 11/21/2019(c)	5,844,000	5,819,185
2.45%, 12/5/2019(c)	2,805,000	2,791,305
1.84%, 2/27/2020(c)	5,000,000	4,955,012
1.77%, 3/26/2020(c)	2,000,000	1,980,067
1.75%, 4/23/2020(c)	2,000,000	1,977,169
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,392,913)		52,406,330

TOTAL SHORT-TERM INVESTMENTS (Cost $83,390,889)		83,404,306

Total Investments - 94.9% (Cost $83,390,889)		83,404,306
Other Assets Less Liabilities - 5.1%		4,445,612
Net Assets - 100.0%		87,849,918

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,397,237.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements(1)

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(33,483,020)	11/6/2020	Bank of America NA	(1.41)%	iShares® MSCI Emerging Markets ETF	1,352,703
(38,605,305)	11/6/2020	Citibank NA	(1.59)%	iShares® MSCI Emerging Markets ETF	1,231,528
(1,745,855)	11/6/2019	Credit Suisse International	(1.01)%	iShares® MSCI Emerging Markets ETF	(71,658)
(504,694)	11/6/2019	Goldman Sachs International	(0.14)%	iShares® MSCI Emerging Markets ETF	486,251
(1,333,135)	11/6/2019	Morgan Stanley & Co. International plc	(1.96)%	iShares® MSCI Emerging Markets ETF	433,748
(5,919,705)	11/6/2020	Societe Generale	(0.71)%	iShares® MSCI Emerging Markets ETF	(1,719,909)
(6,583,813)	11/6/2019	UBS AG	(1.11)%	iShares® MSCI Emerging Markets ETF	449,563
(88,175,527)					2,162,226
				Total Unrealized Appreciation	3,953,793
				Total Unrealized Depreciation	(1,791,567)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.4%

REPURCHASE AGREEMENTS(a) - 73.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,496,358 (Cost $1,496,005)	1,496,005	1,496,005

Total Investments - 73.4% (Cost $1,496,005)		1,496,005
Other Assets Less Liabilities - 26.6%		541,009
Net Assets - 100.0%		2,037,014

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(593,301)	11/13/2019	Bank of America NA	(2.11)%	Dow Jones U.S. Oil & GasSM Index	73,426
(116,952)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Oil & GasSM Index	6,917
(101,413)	11/6/2019	Goldman Sachs International	(2.29)%	Dow Jones U.S. Oil & GasSM Index	22,467
(412,191)	11/13/2019	Morgan Stanley & Co. International plc	(2.21)%	Dow Jones U.S. Oil & GasSM Index	108,428
(182,723)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. Oil & GasSM Index	6,715
(627,044)	11/6/2019	UBS AG	(2.06)%	Dow Jones U.S. Oil & GasSM Index	(94,503)
(2,033,624)					123,450
				Total Unrealized Appreciation	217,953
				Total Unrealized Depreciation	(94,503)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 110.9%

REPURCHASE AGREEMENTS(a) - 37.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $239,080,181 (Cost $239,023,645)	239,023,645	239,023,645

U.S. TREASURY OBLIGATIONS(b) - 73.5%
U.S. Treasury Bills
2.33%, 9/5/2019(c)	30,000,000	29,997,050
2.30%, 9/12/2019(c)	40,000,000	39,981,425
2.19%, 9/19/2019(c)	29,000,000	28,974,834
2.21%, 10/10/2019(c)	39,000,000	38,920,034
2.18%, 10/17/2019(c)	29,000,000	28,929,466
2.18%, 10/24/2019(c)	29,000,000	28,920,339
1.96%, 10/31/2019(c)	35,000,000	34,890,817
2.18%, 11/7/2019(c)	49,000,000	48,828,032
1.98%, 11/21/2019(c)	44,000,000	43,813,165
2.27%, 12/5/2019(c)	26,000,000	25,873,055
2.16%, 1/2/2020(c)	24,000,000	23,849,409
2.12%, 1/30/2020(c)	26,000,000	25,802,372
1.95%, 2/27/2020(c)	37,000,000	36,667,093
2.10%, 3/26/2020(c)	13,000,000	12,870,433
2.04%, 4/23/2020(c)	13,000,000	12,851,600
2.33%, 5/21/2020(c)	8,000,000	7,898,635
TOTAL U.S. TREASURY OBLIGATIONS (Cost $468,793,661)		469,067,759

TOTAL SHORT-TERM INVESTMENTS (Cost $707,817,306)		708,091,404

Total Investments - 110.9% (Cost $707,817,306)		708,091,404
Liabilities in excess of other assets - (10.9%)		(69,618,810)
Net Assets - 100.0%		638,472,594

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $95,555,370.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	285	9/20/2019	USD	$43,840,125	$1,116,460

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(68,300,518)	11/6/2020	Bank of America NA	(2.11)%	NASDAQ-100 Index®	(12,218,987)
(90,738,418)	11/6/2019	BNP Paribas SA	(2.41)%	NASDAQ-100 Index®	(13,509,053)
(50,327,581)	11/6/2020	Citibank NA	(2.41)%	NASDAQ-100 Index®	(12,649,841)
(89,930,225)	11/6/2019	Credit Suisse International	(2.51)%	NASDAQ-100 Index®	(6,099,432)
(35,767,780)	11/6/2019	Goldman Sachs International	(2.44)%	NASDAQ-100 Index®	545,332
(14,783,110)	11/6/2019	Morgan Stanley & Co. International plc	(2.31)%	NASDAQ-100 Index®	3,482,077
(3,043,416)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	PowerShares QQQ TrustSM, Series 1	(524,333)
(214,622,100)	11/6/2019	Societe Generale	(2.41)%	NASDAQ-100 Index®	(24,068,868)
(27,077,919)	11/6/2020	UBS AG	(2.36)%	NASDAQ-100 Index®	(7,791,700)
(594,591,067)					(72,834,805)
				Total Unrealized Appreciation	4,027,409
				Total Unrealized Depreciation	(76,862,214)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

Short Real Estate

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 102.1%

REPURCHASE AGREEMENTS(a) - 102.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $8,106,088 (Cost $8,104,172)	8,104,172	8,104,172

Total Investments - 102.1% (Cost $8,104,172)		8,104,172
Liabilities in excess of other assets - (2.1%)		(169,097)
Net Assets - 100.0%		7,935,075

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(54,002)	11/6/2020	Bank of America NA	(2.56)%	Dow Jones U.S. Real EstateSM Index	(12,107)
(623,992)	12/7/2020	BNP Paribas SA	(2.36)%	Dow Jones U.S. Real EstateSM Index	(35,426)
(3,100,466)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Real EstateSM Index	(650,768)
(3,168,465)	11/13/2019	Morgan Stanley & Co. International plc	(2.11)%	Dow Jones U.S. Real EstateSM Index	(519,860)
(449,323)	11/6/2019	Societe Generale	(2.01)%	Dow Jones U.S. Real EstateSM Index	(162,556)
(526,115)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. Real EstateSM Index	(227,265)
(7,922,363)					(1,607,982)
				Total Unrealized Depreciation	(1,607,982)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 104.0%

REPURCHASE AGREEMENTS(a) - 34.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $120,912,449 (Cost $120,883,856)	120,883,856	120,883,856

U.S. TREASURY OBLIGATIONS(b) - 69.3%
U.S. Treasury Bills
2.33%, 9/5/2019(c)	16,000,000	15,998,427
2.30%, 9/12/2019(c)	22,000,000	21,989,784
2.20%, 9/19/2019(c)	16,000,000	15,986,115
2.23%, 10/10/2019(c)	21,000,000	20,956,941
2.21%, 10/17/2019(c)	15,000,000	14,963,517
2.20%, 10/24/2019(c)	15,000,000	14,958,796
1.96%, 10/31/2019(c)	16,000,000	15,950,088
2.22%, 11/7/2019(c)	23,000,000	22,919,280
1.98%, 11/21/2019(c)	22,000,000	21,906,582
2.26%, 12/5/2019(c)	14,000,000	13,931,645
2.17%, 1/2/2020(c)	13,000,000	12,918,430
2.13%, 1/30/2020(c)	14,000,000	13,893,585
1.96%, 2/27/2020(c)	19,000,000	18,829,047
2.18%, 3/26/2020(c)	6,000,000	5,940,200
2.17%, 4/23/2020(c)	6,000,000	5,931,508
2.33%, 5/21/2020(c)	4,000,000	3,949,318
TOTAL U.S. TREASURY OBLIGATIONS (Cost $240,871,442)		241,023,263

TOTAL SHORT-TERM INVESTMENTS (Cost $361,755,298)		361,907,119

Total Investments - 104.0% (Cost $361,755,298)		361,907,119
Liabilities in excess of other assets - (4.0%)		(14,008,075)
Net Assets - 100.0%		347,899,044

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $39,366,620.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	403	9/20/2019	USD	$30,120,220	$846,211

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(84,233,874)	11/6/2020	Bank of America NA	(2.01)%	Russell 2000® Index	4,019,960
(58,047,627)	11/6/2019	BNP Paribas SA	(1.81)%	Russell 2000® Index	529,906
(26,428,928)	11/6/2019	Citibank NA	(1.79)%	Russell 2000® Index	(5,643,015)
(25,474,942)	11/6/2019	Credit Suisse International	(1.96)%	Russell 2000® Index	(2,045,209)
(71,984,666)	11/6/2020	Goldman Sachs International	(1.89)%	Russell 2000® Index	(6,756,122)
(10,082,122)	11/6/2019	Morgan Stanley & Co. International plc	(1.81)%	Russell 2000® Index	1,298,653
(1,186,178)	11/6/2019	Morgan Stanley & Co. International plc	(1.61)%	iShares® Russell 2000 ETF	5,310
(34,196,535)	11/6/2019	Societe Generale	(1.81)%	Russell 2000® Index	(7,974,686)
(6,031,173)	11/6/2020	UBS AG	(1.71)%	Russell 2000® Index	766,917
(317,666,045)					(15,798,286)
				Total Unrealized Appreciation	6,620,746
				Total Unrealized Depreciation	(22,419,032)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

Short S&P500®

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 108.1%

REPURCHASE AGREEMENTS(a) - 29.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $590,689,662 (Cost $590,549,980)	590,549,980	590,549,980

U.S. TREASURY OBLIGATIONS(b) - 78.6%
U.S. Treasury Bills
2.29%, 9/5/2019(c)	108,000,000	107,989,380
2.28%, 9/12/2019(c)	145,000,000	144,932,665
2.20%, 9/19/2019(c)	99,000,000	98,914,090
2.21%, 10/10/2019(c)	138,000,000	137,717,042
2.19%, 10/17/2019(c)	101,000,000	100,754,346
2.18%, 10/24/2019(c)	104,000,000	103,714,320
1.96%, 10/31/2019(c)	107,000,000	106,666,212
2.21%, 11/7/2019(c)	150,000,000	149,473,568
1.98%, 11/21/2019(c)	135,000,000	134,426,756
2.24%, 12/5/2019(c)	95,000,000	94,536,163
2.18%, 1/2/2020(c)	82,000,000	81,485,480
2.12%, 1/30/2020(c)	94,000,000	93,285,499
1.97%, 2/27/2020(c)	113,000,000	111,983,283
2.17%, 3/26/2020(c)	39,000,000	38,611,299
2.16%, 4/23/2020(c)	39,000,000	38,554,800
2.33%, 5/21/2020(c)	27,000,000	26,657,894
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,568,732,927)		1,569,702,797

TOTAL SHORT-TERM INVESTMENTS (Cost $2,159,282,907)		2,160,252,777

Total Investments - 108.1% (Cost $2,159,282,907)		2,160,252,777
Liabilities in excess of other assets - (8.1%)		(161,506,403)
Net Assets - 100.0%		1,998,746,374

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $307,064,662.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,444	9/20/2019	USD	$211,058,650	$3,078,451

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(220,532,097)	11/6/2020	Bank of America NA	(2.21)%	S&P 500®	(10,441,178)
(163,264,341)	11/6/2020	BNP Paribas SA	(2.46)%	S&P 500®	(12,507,668)
(192,452,417)	11/6/2020	Citibank NA	(2.49)%	S&P 500®	(45,629,379)
(324,403,965)	11/6/2019	Credit Suisse International	(2.51)%	S&P 500®	(51,401,233)
(185,712,871)	11/6/2019	Goldman Sachs International	(2.49)%	S&P 500®	(3,382,776)
(16,827,868)	11/6/2019	Morgan Stanley & Co. International plc	(2.41)%	S&P 500®	8,445,143
(405,211,912)	11/6/2019	Societe Generale	(2.41)%	S&P 500®	(57,515,766)
(279,130,753)	11/6/2020	UBS AG	(2.36)%	S&P 500®	(22,096,861)
(1,787,536,224)					(194,529,718)
				Total Unrealized Appreciation	8,445,143
				Total Unrealized Depreciation	(202,974,861)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.6%

REPURCHASE AGREEMENTS(a) - 95.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,804,399 (Cost $3,803,500)	3,803,500	3,803,500

Total Investments - 95.6% (Cost $3,803,500)		3,803,500
Other Assets Less Liabilities - 4.4%		176,950
Net Assets - 100.0%		3,980,450

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(894,751)	11/6/2019	Bank of America NA	(2.13)%	S&P SmallCap 600®	(183,299)
(377,353)	11/6/2019	Citibank NA	(2.29)%	S&P SmallCap 600®	(32,189)
(436,335)	11/6/2019	Credit Suisse International	(2.11)%	S&P SmallCap 600®	(128,678)
(364,749)	11/6/2019	Morgan Stanley & Co. International plc	(2.06)%	S&P SmallCap 600®	(112,999)
(1,138,655)	11/6/2019	Societe Generale	(1.61)%	S&P SmallCap 600®	(63,661)
(767,070)	11/6/2020	UBS AG	(2.06)%	S&P SmallCap 600®	43,478
(3,978,913)					(477,348)
				Total Unrealized Appreciation	43,478
				Total Unrealized Depreciation	(520,826)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 76.5%

U.S. Treasury Bonds
6.50%, 11/15/2026	129,500	174,087
6.63%, 2/15/2027	89,100	121,489
6.38%, 8/15/2027	99,600	136,227
6.13%, 11/15/2027	238,800	324,563
5.50%, 8/15/2028	167,000	223,010
5.25%, 11/15/2028	212,000	280,320
5.25%, 2/15/2029	154,000	204,916
6.13%, 8/15/2029	125,000	178,203
U.S. Treasury Notes
2.00%, 11/15/2026	1,596,000	1,655,351
2.25%, 2/15/2027	1,597,800	1,686,927
2.38%, 5/15/2027	1,597,800	1,703,654
2.25%, 8/15/2027	1,597,800	1,690,922
2.25%, 11/15/2027	1,597,800	1,692,545
2.75%, 2/15/2028	1,674,500	1,842,212
2.88%, 5/15/2028	1,750,000	1,946,738
2.88%, 8/15/2028	1,827,000	2,036,534
3.13%, 11/15/2028	1,903,000	2,166,744
2.63%, 2/15/2029	1,903,000	2,089,583
2.38%, 5/15/2029	1,903,000	2,050,928
1.63%, 8/15/2029	685,000	692,546
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,070,953)		22,897,499

SHORT-TERM INVESTMENTS - 12.6%

REPURCHASE AGREEMENTS(a) - 12.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,763,135 (Cost $3,762,244)	3,762,244	3,762,244

Total Investments - 89.1% (Cost $24,833,197)		26,659,743
Other Assets Less Liabilities - 10.9%		3,277,373
Net Assets - 100.0%		29,937,116

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	7	12/19/2019	USD	$922,031	$(557)

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
20,036,202	3/6/2020	Citibank NA	2.06%	ICE U.S. Treasury 7-10 Year Bond Index	2,165,578
16,160,417	1/6/2021	Goldman Sachs International	2.06%	ICE U.S. Treasury 7-10 Year Bond Index	806,830
36,196,619					2,972,408
				Total Unrealized Appreciation	2,972,408

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 71.6%

U.S. Treasury Bonds
4.38%, 11/15/2039	194,800	279,386
4.63%, 2/15/2040	323,900	479,574
4.38%, 5/15/2040	273,000	392,907
3.88%, 8/15/2040	236,000	319,393
4.25%, 11/15/2040	250,000	355,137
4.75%, 2/15/2041	274,600	415,676
4.38%, 5/15/2041	213,200	308,640
3.75%, 8/15/2041	235,900	314,945
3.13%, 11/15/2041	213,100	260,415
3.13%, 2/15/2042	266,200	325,658
3.00%, 5/15/2042	224,400	269,280
2.75%, 8/15/2042	342,700	395,310
2.75%, 11/15/2042	422,800	487,640
3.13%, 2/15/2043	428,600	525,135
2.88%, 5/15/2043	603,000	710,739
3.63%, 8/15/2043	499,800	662,274
3.75%, 11/15/2043	603,000	815,086
3.63%, 2/15/2044	606,600	806,067
3.38%, 5/15/2044	610,100	781,214
3.13%, 8/15/2044	611,300	753,236
3.00%, 11/15/2044	611,200	738,501
2.50%, 2/15/2045	611,300	677,445
3.00%, 5/15/2045	611,200	740,268
2.88%, 8/15/2045	611,200	724,941
3.00%, 11/15/2045	610,100	740,557
2.50%, 2/15/2046	566,800	628,794
2.50%, 5/15/2046	567,000	629,503
2.25%, 8/15/2046	567,100	599,753
2.88%, 11/15/2046	566,200	674,795
3.00%, 2/15/2047	567,000	692,050
3.00%, 5/15/2047	566,900	692,194
2.75%, 8/15/2047	567,000	661,884
2.75%, 11/15/2047	567,000	662,327
3.00%, 2/15/2048	611,000	748,141
3.13%, 5/15/2048	654,000	819,544
3.00%, 8/15/2048	698,000	856,195
3.38%, 11/15/2048	742,000	974,918
3.00%, 2/15/2049	742,000	913,182
2.88%, 5/15/2049	742,000	892,951
2.25%, 8/15/2049	278,000	295,201
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,002,079)		24,020,856

SHORT-TERM INVESTMENTS - 12.9%

REPURCHASE AGREEMENTS(a) - 12.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $4,308,436 (Cost $4,307,417)	4,307,417	4,307,417

Total Investments - 84.5% (Cost $24,309,496)		28,328,273
Other Assets Less Liabilities - 15.5%		5,181,664
Net Assets - 100.0%		33,509,937

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	8	12/19/2019	USD	$1,322,000	$(4,512)

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
13,947,615	1/6/2020	Bank of America NA	1.95%	ICE U.S. Treasury 20+ Year Bond Index	1,689,275
27,977,155	4/6/2020	Citibank NA	2.06%	ICE U.S. Treasury 20+ Year Bond Index	3,001,253
41,924,770					4,690,528
				Total Unrealized Appreciation	4,690,528

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.6%

Chemicals - 77.8%
Air Products & Chemicals, Inc.	13,652	3,084,260
Albemarle Corp.	6,571	405,628
Ashland Global Holdings, Inc.	3,890	284,904
Axalta Coating Systems Ltd.*	12,949	373,967
Cabot Corp.	3,626	145,040
Celanese Corp.	7,852	890,181
CF Industries Holdings, Inc.	13,711	660,733
Chemours Co. (The)	10,169	144,095
Corteva, Inc.	46,440	1,361,621
Dow, Inc.	46,440	1,979,737
DuPont de Nemours, Inc.	46,438	3,154,533
Eastman Chemical Co.	8,594	561,790
Ecolab, Inc.	15,731	3,245,463
Element Solutions, Inc.*	14,695	137,104
FMC Corp.	8,165	704,884
GCP Applied Technologies, Inc.*	4,499	78,957
HB Fuller Co.	3,156	134,477
Huntsman Corp.	13,016	259,279
Ingevity Corp.*	2,595	197,661
International Flavors & Fragrances, Inc.	6,286	689,888
Linde plc	33,661	6,358,900
LyondellBasell Industries NV, Class A	17,112	1,324,127
Minerals Technologies, Inc.	2,185	105,317
Mosaic Co. (The)	22,012	404,801
NewMarket Corp.	541	256,840
Olin Corp.	10,224	173,604
PolyOne Corp.	4,826	154,480
PPG Industries, Inc.	14,642	1,622,187
RPM International, Inc.	8,129	550,089
Scotts Miracle-Gro Co. (The)	2,443	259,740
Sensient Technologies Corp.	2,625	171,465
Trinseo SA	2,532	88,848
Valvoline, Inc.	11,671	263,765
Westlake Chemical Corp.	2,233	130,831
WR Grace & Co.	4,150	280,996
		30,640,192
Construction & Engineering - 0.0%(b)
Arcosa, Inc.	3	98

Metals & Mining - 15.3%
Alcoa Corp.*	11,505	206,285
Allegheny Technologies, Inc.*	7,816	154,913
Carpenter Technology Corp.	2,939	142,953
Commercial Metals Co.	7,313	114,595
Compass Minerals International, Inc.	2,101	104,483
Freeport-McMoRan, Inc.	89,965	826,778
Newmont Goldcorp Corp.	50,831	2,027,648
Nucor Corp.	18,902	925,820
Reliance Steel & Aluminum Co.	4,170	405,449
Royal Gold, Inc.	4,063	541,923
Steel Dynamics, Inc.	13,783	372,141
United States Steel Corp.(c)	10,691	118,349
Worthington Industries, Inc.	2,417	83,870
		6,025,207
Oil, Gas & Consumable Fuels - 0.2%
Peabody Energy Corp.	4,911	90,510

Paper & Forest Products - 0.3%
Domtar Corp.	3,913	128,933

TOTAL COMMON STOCKS (Cost $44,496,751)		36,884,940

SECURITIES LENDING REINVESTMENTS(d) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $71,864)	71,864	71,864

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.1%

REPURCHASE AGREEMENTS(e) - 12.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $4,768,464 (Cost $4,767,337)	4,767,337	4,767,337

Total Investments - 105.9% (Cost $49,335,952)		41,724,141
Liabilities in excess of other assets - (5.9%)		(2,323,357)
Net Assets - 100.0%		39,400,784

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,180,136.

(b)         Represents less than 0.05% of net assets.

(c)          The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $69,641, collateralized in the form of cash with a value of $71,864 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $476 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2048; a total value of $72,340.

(d)         The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $71,864.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,256,496	1/6/2020	Bank of America NA	2.51%	iShares® U.S. Basic Materials ETF	(449,922)
7,414,209	11/6/2019	Bank of America NA	2.46%	Dow Jones U.S. Basic MaterialsSM Index	(194,696)
4,293,752	11/6/2019	Citibank NA	2.44%	Dow Jones U.S. Basic MaterialsSM Index	(145,441)
1,318,204	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. Basic MaterialsSM Index	(2,327,171)
358,520	11/6/2019	Goldman Sachs International	2.64%	Dow Jones U.S. Basic MaterialsSM Index	(43,066)
3,361,290	11/13/2019	Goldman Sachs International	2.17%	iShares® U.S. Basic Materials ETF	(100,127)
252,929	1/13/2020	Morgan Stanley & Co. International plc	2.81%	Dow Jones U.S. Basic MaterialsSM Index	(36,110)
633,980	11/13/2019	Morgan Stanley & Co. International plc	2.41%	iShares® U.S. Basic Materials ETF	(542,351)
11,175,077	1/6/2020	Societe Generale	2.61%	Dow Jones U.S. Basic MaterialsSM Index	151,502
11,824,257	1/6/2020	UBS AG	2.56%	Dow Jones U.S. Basic MaterialsSM Index	(1,073,866)
41,888,714					(4,761,248)
				Total Unrealized Appreciation	151,502
				Total Unrealized Depreciation	(4,912,750)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Communication Services Select Sector

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 32.8%

Diversified Telecommunication Services - 3.5%
AT&T, Inc.	518	18,265
CenturyLink, Inc.	523	5,952
Verizon Communications, Inc.	288	16,750
		40,967
Entertainment - 6.5%
Activision Blizzard, Inc.	367	18,570
Electronic Arts, Inc.*	162	15,176
Netflix, Inc.*	49	14,394
Take-Two Interactive Software, Inc.*	61	8,050
Viacom, Inc., Class B	193	4,821
Walt Disney Co. (The)	118	16,197
		77,208
Interactive Media & Services - 15.6%
Alphabet, Inc., Class A*	39	46,431
Alphabet, Inc., Class C*	40	47,524
Facebook, Inc., Class A*	386	71,668
TripAdvisor, Inc.*	56	2,127
Twitter, Inc.*	398	16,975
		184,725
Media - 6.9%
CBS Corp. (Non-Voting), Class B	192	8,075
Charter Communications, Inc., Class A*	42	17,203
Comcast Corp., Class A	396	17,527
Discovery, Inc., Class A*	86	2,374
Discovery, Inc., Class C*	197	5,128
DISH Network Corp., Class A*	126	4,229
Fox Corp., Class A	193	6,402
Fox Corp., Class B	89	2,919
Interpublic Group of Cos., Inc. (The)	211	4,195
News Corp., Class A	210	2,887
News Corp., Class B	67	949
Omnicom Group, Inc.	120	9,127
		81,015
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	48	3,746

TOTAL COMMON STOCKS (Cost $398,524)		387,661

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 55.5%

REPURCHASE AGREEMENTS(a) - 55.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $656,172 (Cost $656,017)	656,017	656,017

Total Investments - 88.3% (Cost $1,054,541)		1,043,678
Other Assets Less Liabilities - 11.7%		137,641
Net Assets - 100.0%		1,181,319

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
1,294,659	1/6/2021	Deutsche Bank AG	2.69%	Communication Services Select Sector Index(3)	98,120
45,304	2/8/2021	Goldman Sachs International	2.64%	Communication Services Select Sector Index(3)	352
237,393	11/6/2020	Societe Generale	2.56%	Communication Services Select Sector Index(3)	7,334
397,898	12/7/2020	UBS AG	2.56%	Communication Services Select Sector Index(3)	47,912
1,975,254					153,718
				Total Unrealized Appreciation	153,718

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.0%

Auto Components - 2.1%
Adient plc	206	4,155
Aptiv plc	611	50,817
Autoliv, Inc.(b)	207	14,159
BorgWarner, Inc.	491	16,021
Dana, Inc.	341	4,341
Delphi Technologies plc	208	2,752
Garrett Motion, Inc.*	176	1,732
Gentex Corp.	605	16,093
Goodyear Tire & Rubber Co. (The)	551	6,320
Lear Corp.	148	16,614
Tenneco, Inc., Class A	119	1,038
Veoneer, Inc.*(b)	264	3,873
Visteon Corp.*	67	4,621
		142,536
Automobiles - 4.3%
Ford Motor Co.	9,281	85,107
General Motors Co.	3,123	115,832
Harley-Davidson, Inc.	377	12,026
Tesla, Inc.*(b)	327	73,774
Thor Industries, Inc.	124	5,693
		292,432
Beverages - 16.9%
Brown-Forman Corp., Class B	394	23,242
Coca-Cola Co. (The)	9,093	500,479
Constellation Brands, Inc., Class A	396	80,923
Keurig Dr Pepper, Inc.	433	11,812
Molson Coors Brewing Co., Class B	445	22,855
Monster Beverage Corp.*	927	54,387
National Beverage Corp.(b)	29	1,186
PepsiCo, Inc.	3,319	453,807
		1,148,691
Commercial Services & Supplies - 0.1%
Herman Miller, Inc.	139	5,877
HNI Corp.	102	3,181
		9,058
Distributors - 0.7%
Genuine Parts Co.	346	31,240
Pool Corp.	94	18,460
		49,700
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	600	11,184

Entertainment - 2.8%
Activision Blizzard, Inc.	1,814	91,789
Electronic Arts, Inc.*	702	65,763
Take-Two Interactive Software, Inc.*	266	35,104
		192,656
Food & Staples Retailing - 0.5%
Performance Food Group Co.*	249	11,651
US Foods Holding Corp.*	517	20,912
		32,563
Food Products - 11.5%
Archer-Daniels-Midland Co.	1,327	50,492
B&G Foods, Inc.(b)	155	2,624
Bunge Ltd.	335	17,892
Campbell Soup Co.	457	20,565
Conagra Brands, Inc.	1,151	32,642
Darling Ingredients, Inc.*	390	7,254
Flowers Foods, Inc.	436	9,941
General Mills, Inc.	1,418	76,288
Hain Celestial Group, Inc. (The)*	212	4,039
Hershey Co. (The)	329	52,140
Hormel Foods Corp.	645	27,484
Ingredion, Inc.	158	12,209
JM Smucker Co. (The)	270	28,393
Kellogg Co.	588	36,926
Kraft Heinz Co. (The)	1,474	37,617
Lamb Weston Holdings, Inc.	347	24,425
Lancaster Colony Corp.	46	6,711
McCormick & Co., Inc. (Non-Voting)	290	47,232
Mondelez International, Inc., Class A	3,411	188,356
Pilgrim’s Pride Corp.*	124	3,864
Post Holdings, Inc.*	158	15,751
Seaboard Corp.	1	4,130
TreeHouse Foods, Inc.*	133	6,737
Tyson Foods, Inc., Class A	698	64,942
		778,654
Household Durables - 3.2%
DR Horton, Inc.	804	39,774
Helen of Troy Ltd.*	59	9,057
Leggett & Platt, Inc.	311	11,566
Lennar Corp., Class A	676	34,476
Lennar Corp., Class B	38	1,539
Mohawk Industries, Inc.*	146	17,358
Newell Brands, Inc.	922	15,305
NVR, Inc.*	8	28,792
PulteGroup, Inc.	604	20,415
Tempur Sealy International, Inc.*	109	8,406
Toll Brothers, Inc.	313	11,328
Tupperware Brands Corp.	116	1,509
Whirlpool Corp.	150	20,864
		220,389
Household Products - 16.0%
Church & Dwight Co., Inc.	583	46,512
Clorox Co. (The)	302	47,764
Colgate-Palmolive Co.	2,034	150,821
Energizer Holdings, Inc.	151	5,814
Kimberly-Clark Corp.	814	114,864
Procter & Gamble Co. (The)	5,941	714,286
Spectrum Brands Holdings, Inc.	98	5,475
		1,085,536
Leisure Products - 0.9%
Brunswick Corp.	207	9,646
Hasbro, Inc.	275	30,379
Mattel, Inc.*(b)	818	8,017
Polaris, Inc.	136	11,155
		59,197
Machinery - 0.9%
Stanley Black & Decker, Inc.	359	47,697
WABCO Holdings, Inc.*	121	16,154
		63,851
Personal Products - 1.9%
Coty, Inc., Class A	711	6,790
Edgewell Personal Care Co.*	128	3,564
Estee Lauder Cos., Inc. (The), Class A	520	102,955
Herbalife Nutrition Ltd.*	240	8,263

Investments	Shares	Value ($)
Nu Skin Enterprises, Inc., Class A	131	5,321
		126,893
Textiles, Apparel & Luxury Goods - 7.2%
Capri Holdings Ltd.*	357	9,418
Carter’s, Inc.	107	9,788
Columbia Sportswear Co.	70	6,565
Deckers Outdoor Corp.*	69	10,174
Hanesbrands, Inc.	856	11,693
Kontoor Brands, Inc.*	109	3,732
Lululemon Athletica, Inc.*	250	46,168
NIKE, Inc., Class B	2,976	251,472
PVH Corp.	177	13,417
Ralph Lauren Corp.	124	10,954
Skechers U.S.A., Inc., Class A*	318	10,068
Steven Madden Ltd.	185	6,146
Tapestry, Inc.	687	14,187
Under Armour, Inc., Class A*	445	8,281
Under Armour, Inc., Class C*	460	7,783
VF Corp.	771	63,183
Wolverine World Wide, Inc.	210	5,449
		488,478
Tobacco - 6.8%
Altria Group, Inc.	4,431	193,812
Philip Morris International, Inc.	3,684	265,580
		459,392
TOTAL COMMON STOCKS (Cost $5,884,321)		5,161,210

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $19,986)	19,986	19,986

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.3%

REPURCHASE AGREEMENTS(d) - 12.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $837,044 (Cost $836,845)	836,845	836,845

Total Investments - 88.6% (Cost $6,741,152)		6,018,041
Other Assets Less Liabilities - 11.4%		773,627
Net Assets - 100.0%		6,791,668

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,164,132.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $97,522, collateralized in the form of cash with a value of $19,986 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $80,754 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $100,740.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $19,986.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
242,919	11/13/2020	Bank of America NA	2.46%	Dow Jones U.S. Consumer GoodsSM Index	(859)
925,372	11/13/2019	Bank of America NA	2.21%	iShares® U.S. Consumer Goods ETF	(21,532)
157,972	11/13/2019	Citibank NA	2.44%	Dow Jones U.S. Consumer GoodsSM Index	(92,891)
77,563	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. Consumer GoodsSM Index	2,980
3,230,287	1/13/2020	Deutsche Bank AG	2.69%	Dow Jones U.S. Consumer GoodsSM Index	159,907
669,550	11/6/2019	Goldman Sachs International	2.64%	Dow Jones U.S. Consumer GoodsSM Index	23,454
153,399	1/13/2020	Morgan Stanley & Co. International plc	2.71%	Dow Jones U.S. Consumer GoodsSM Index	4,444
971,690	11/13/2019	Morgan Stanley & Co. International plc	2.31%	iShares® U.S. Consumer Goods ETF	36,434
815,239	12/7/2020	Societe Generale	2.61%	Dow Jones U.S. Consumer GoodsSM Index	(1,231)
1,201,416	11/6/2019	UBS AG	2.56%	Dow Jones U.S. Consumer GoodsSM Index	150,602
8,445,407					261,308
				Total Unrealized Appreciation	377,821
				Total Unrealized Depreciation	(116,513)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.2%

Airlines - 2.1%
Alaska Air Group, Inc.	528	31,532
Allegiant Travel Co.	55	7,810
American Airlines Group, Inc.	1,691	44,490
Delta Air Lines, Inc.	2,546	147,312
JetBlue Airways Corp.*	1,285	22,256
Southwest Airlines Co.	2,088	109,244
Spirit Airlines, Inc.*	292	10,962
United Airlines Holdings, Inc.*	943	79,504
		453,110
Commercial Services & Supplies - 0.6%
Copart, Inc.*	861	64,911
IAA, Inc.*	569	27,796
KAR Auction Services, Inc.	569	15,113
Rollins, Inc.	629	20,637
		128,457
Distributors - 0.2%
LKQ Corp.*	1,342	35,254

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc.*	243	10,381
Bright Horizons Family Solutions, Inc.*	249	41,098
frontdoor, Inc.*	363	18,636
Graham Holdings Co., Class B	20	14,081
Grand Canyon Education, Inc.*	207	25,999
H&R Block, Inc.	869	21,047
Service Corp. International	779	36,068
ServiceMaster Global Holdings, Inc.*	581	33,140
Sotheby’s*	141	8,143
Weight Watchers International, Inc.*	166	4,978
		213,571
Entertainment - 7.9%
Cinemark Holdings, Inc.	455	17,363
Liberty Media Corp.-Liberty Formula One, Class A*	111	4,395
Liberty Media Corp.-Liberty Formula One, Class C*	867	36,189
Lions Gate Entertainment Corp., Class A	235	2,122
Lions Gate Entertainment Corp., Class B	457	3,811
Live Nation Entertainment, Inc.*	597	41,497
Madison Square Garden Co. (The), Class A*	74	18,672
Netflix, Inc.*	1,868	548,725
Viacom, Inc., Class A	39	1,064
Viacom, Inc., Class B	1,512	37,770
Walt Disney Co. (The)	7,458	1,023,685
		1,735,293
Food & Staples Retailing - 7.6%
Casey’s General Stores, Inc.	157	26,352
Costco Wholesale Corp.	1,879	553,854
Kroger Co. (The)	3,447	81,625
Rite Aid Corp.*(b)	231	1,492
Sprouts Farmers Market, Inc.*	505	9,065
Sysco Corp.	2,019	150,072
Walgreens Boots Alliance, Inc.	3,319	169,900
Walmart, Inc.	5,977	682,932
		1,675,292
Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.	665	54,710
Cardinal Health, Inc.	1,273	54,904
		109,614
Hotels, Restaurants & Leisure - 11.9%
Aramark	1,053	43,026
Bloomin’ Brands, Inc.	401	7,234
Boyd Gaming Corp.	341	8,198
Brinker International, Inc.	159	6,042
Caesars Entertainment Corp.*	2,500	28,775
Carnival Corp.	1,710	75,377
Cheesecake Factory, Inc. (The)	178	6,762
Chipotle Mexican Grill, Inc.*	106	88,872
Choice Hotels International, Inc.	145	13,192
Churchill Downs, Inc.	152	18,736
Cracker Barrel Old Country Store, Inc.(b)	102	16,871
Darden Restaurants, Inc.	525	63,514
Domino’s Pizza, Inc.	176	39,924
Dunkin’ Brands Group, Inc.	353	29,101
Extended Stay America, Inc.	805	11,310
Hilton Grand Vacations, Inc.*	399	13,474
Hilton Worldwide Holdings, Inc.	1,242	114,724
Hyatt Hotels Corp., Class A	164	11,833
Jack in the Box, Inc.	112	9,556
Las Vegas Sands Corp.	1,551	86,034
Marriott International, Inc., Class A	1,181	148,877
Marriott Vacations Worldwide Corp.	165	16,267
McDonald’s Corp.	3,263	711,236
MGM Resorts International	2,181	61,199
Norwegian Cruise Line Holdings Ltd.*	920	46,690
Planet Fitness, Inc., Class A*	361	25,490
Royal Caribbean Cruises Ltd.	734	76,541
Scientific Games Corp.*	238	4,398
Six Flags Entertainment Corp.	305	18,047
Starbucks Corp.	5,173	499,505
Texas Roadhouse, Inc.	284	14,615
Vail Resorts, Inc.	170	40,168
Wendy’s Co. (The)	779	17,138
Wyndham Destinations, Inc.	400	17,736
Wyndham Hotels & Resorts, Inc.	416	21,374
Wynn Resorts Ltd.	413	45,492
Yum! Brands, Inc.	1,308	152,748
		2,610,076
Interactive Media & Services - 0.1%
TripAdvisor, Inc.*	443	16,830
Yelp, Inc.*	307	10,287
		27,117
Internet & Direct Marketing Retail - 16.6%
Amazon.com, Inc.*	1,767	3,138,705
Booking Holdings, Inc.*	185	363,786
Expedia Group, Inc.	592	77,019
Groupon, Inc.*	1,748	4,335
Qurate Retail, Inc., Series A*	1,709	18,303
Shutterfly, Inc.*	148	7,530
Wayfair, Inc., Class A*	273	30,778
		3,640,456

Investments	Shares	Value ($)
IT Services - 0.1%
LiveRamp Holdings, Inc.*	296	12,539

Media - 8.8%
Altice USA, Inc., Class A*	504	14,556
AMC Networks, Inc., Class A*	194	9,409
Cable One, Inc.	20	25,952
CBS Corp. (Non-Voting), Class B	1,504	63,258
Charter Communications, Inc., Class A*	735	301,049
Comcast Corp., Class A	19,353	856,564
Discovery, Inc., Class A*	674	18,602
Discovery, Inc., Class C*	1,542	40,138
DISH Network Corp., Class A*	986	33,090
Fox Corp., Class A	1,515	50,253
Fox Corp., Class B	694	22,763
Interpublic Group of Cos., Inc. (The)	1,653	32,862
John Wiley & Sons, Inc., Class A	192	8,544
Liberty Broadband Corp., Class A*	112	11,732
Liberty Broadband Corp., Class C*	651	68,641
Liberty Global plc, Class A*	877	23,433
Liberty Global plc, Class C*	2,225	58,117
Liberty Latin America Ltd., Class A*	185	3,038
Liberty Latin America Ltd., Class C*	515	8,492
Liberty Media Corp.-Liberty SiriusXM, Class A*	357	14,455
Liberty Media Corp.-Liberty SiriusXM, Class C*	667	27,220
Meredith Corp.	170	7,443
New York Times Co. (The), Class A	608	17,754
News Corp., Class A	1,647	22,646
News Corp., Class B	529	7,491
Nexstar Media Group, Inc., Class A	197	19,481
Omnicom Group, Inc.	941	71,573
Sinclair Broadcast Group, Inc., Class A	281	12,524
Sirius XM Holdings, Inc.	6,891	42,518
TEGNA, Inc.	924	13,222
Tribune Media Co., Class A	347	16,163
		1,922,983
Multiline Retail - 2.7%
Big Lots, Inc.	173	3,936
Dillard’s, Inc., Class A(b)	75	4,389
Dollar General Corp.	1,105	172,479
Dollar Tree, Inc.*	1,014	102,951
Kohl’s Corp.	691	32,657
Macy’s, Inc.	1,322	19,513
Nordstrom, Inc.(b)	449	13,008
Ollie’s Bargain Outlet Holdings, Inc.*	222	12,310
Target Corp.	2,188	234,203
		595,446
Professional Services - 0.5%
IHS Markit Ltd.*	1,554	101,958

Road & Rail - 0.1%
AMERCO	33	11,603
Avis Budget Group, Inc.*	271	6,713
		18,316
Specialty Retail - 12.5%
Aaron’s, Inc.	291	18,656
Advance Auto Parts, Inc.	307	42,351
American Eagle Outfitters, Inc.	700	11,774
AutoNation, Inc.*	243	11,533
AutoZone, Inc.*	105	115,677
Bed Bath & Beyond, Inc.(b)	565	5,463
Best Buy Co., Inc.	992	63,141
Burlington Stores, Inc.*	285	57,710
CarMax, Inc.*	710	59,129
Dick’s Sporting Goods, Inc.	289	9,838
Five Below, Inc.*	238	29,243
Floor & Decor Holdings, Inc., Class A*	248	12,206
Foot Locker, Inc.	481	17,407
Gap, Inc. (The)	904	14,274
Home Depot, Inc. (The)	4,701	1,071,405
L Brands, Inc.	979	16,163
Lithia Motors, Inc., Class A	95	12,452
Lowe’s Cos., Inc.	3,344	375,197
Michaels Cos., Inc. (The)*	386	2,189
Murphy USA, Inc.*	129	11,533
National Vision Holdings, Inc.*	264	7,487
O’Reilly Automotive, Inc.*	334	128,176
Penske Automotive Group, Inc.	153	6,545
Ross Stores, Inc.	1,570	166,436
Sally Beauty Holdings, Inc.*	514	6,286
Signet Jewelers Ltd.	224	2,742
Tiffany & Co.	462	39,210
TJX Cos., Inc. (The)	5,179	284,690
Tractor Supply Co.	514	52,366
Ulta Beauty, Inc.*	237	56,342
Urban Outfitters, Inc.*	293	6,859
Williams-Sonoma, Inc.	338	22,240
		2,736,720

Trading Companies & Distributors - 0.0%(c)
Beacon Roofing Supply, Inc.*	291	9,277

TOTAL COMMON STOCKS (Cost $17,159,047)		16,025,479

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $6,502)	6,502	6,502

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 9.1%

REPURCHASE AGREEMENTS(e) - 9.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,998,445 (Cost $1,997,972)	1,997,972	1,997,972
Total Investments - 82.3% (Cost $19,163,521)		18,029,953
Other Assets Less Liabilities - 17.7%		3,864,576
Net Assets - 100.0%		21,894,529

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,077,238.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $23,306, collateralized in the form of cash with a value of $6,502 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $17,113 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2048; a total value of $23,615.

(c)          Represents less than 0.05% of net assets.

(d)         The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $6,502.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,007,765	11/6/2019	Bank of America NA	2.51%	Dow Jones U.S. Consumer ServicesSM Index	307,152
1,170,019	11/13/2019	Bank of America NA	2.21%	iShares® U.S. Consumer Services ETF	791,507
504,092	12/7/2020	BNP Paribas SA	2.66%	Dow Jones U.S. Consumer ServicesSM Index	2,735
7,384,819	11/13/2020	Citibank NA	2.44%	Dow Jones U.S. Consumer ServicesSM Index	484,890
3,795,121	1/6/2021	Credit Suisse International	2.81%	Dow Jones U.S. Consumer ServicesSM Index	(13,421)
628,455	11/6/2019	Goldman Sachs International	2.64%	Dow Jones U.S. Consumer ServicesSM Index	(262,489)
5,780,855	11/6/2019	Goldman Sachs International	2.17%	iShares® U.S. Consumer Services ETF	591,215
423,959	12/6/2019	Morgan Stanley & Co. International plc	2.31%	iShares® U.S. Consumer Services ETF	(331,718)
2,164,520	1/6/2020	Morgan Stanley & Co. International plc	2.81%	Dow Jones U.S. Consumer ServicesSM Index	235,706
2,573,093	11/6/2019	Societe Generale	2.61%	Dow Jones U.S. Consumer ServicesSM Index	313,443
2,348,324	11/6/2019	UBS AG	2.56%	Dow Jones U.S. Consumer ServicesSM Index	446,945
27,781,022					2,565,965
				Total Unrealized Appreciation	3,173,593
				Total Unrealized Depreciation	(607,628)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.0%

Aerospace & Defense - 10.7%
Boeing Co. (The)	74,189	27,011,473
United Technologies Corp.	74,188	9,662,245
		36,673,718
Banks - 2.4%
JPMorgan Chase & Co.	74,186	8,150,074

Beverages - 1.2%
Coca-Cola Co. (The)	74,184	4,083,088

Capital Markets - 4.4%
Goldman Sachs Group, Inc. (The)	74,189	15,127,879

Chemicals - 0.9%
Dow, Inc.	74,183	3,162,421

Communications Equipment - 1.0%
Cisco Systems, Inc.	74,183	3,472,506

Consumer Finance - 2.6%
American Express Co.	74,187	8,929,889

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	74,183	4,314,483

Entertainment - 3.0%
Walt Disney Co. (The)	74,188	10,183,045

Food & Staples Retailing - 3.6%
Walgreens Boots Alliance, Inc.	74,183	3,797,428
Walmart, Inc.	74,186	8,476,492
		12,273,920
Health Care Providers & Services - 5.0%
UnitedHealth Group, Inc.	74,189	17,360,226

Hotels, Restaurants & Leisure - 4.7%
McDonald’s Corp.	74,189	16,170,976

Household Products - 2.6%
Procter & Gamble Co. (The)	74,186	8,919,383

Industrial Conglomerates - 3.5%
3M Co.	74,189	11,997,845

Insurance - 3.2%
Travelers Cos., Inc. (The)	74,188	10,902,669

IT Services - 6.8%
International Business Machines Corp.	74,189	10,054,835
Visa, Inc., Class A	74,189	13,414,855
		23,469,690
Machinery - 2.6%
Caterpillar, Inc.	74,186	8,828,134

Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp.	74,187	8,733,294
Exxon Mobil Corp.	74,184	5,080,120
		13,813,414
Pharmaceuticals - 5.4%
Johnson & Johnson	74,189	9,522,900
Merck & Co., Inc.	74,184	6,414,691
Pfizer, Inc.	74,184	2,637,241
		18,574,832
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	74,181	3,516,921

Software - 3.0%
Microsoft Corp.	74,188	10,227,558

Specialty Retail - 4.9%
Home Depot, Inc. (The)	74,189	16,908,415

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	74,189	15,486,212

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	74,184	6,268,548

TOTAL COMMON STOCKS (Cost $281,511,568)		288,815,846

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.7%

REPURCHASE AGREEMENTS(b) - 9.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $33,352,852 (Cost $33,344,965)	33,344,965	33,344,965

Total Investments - 93.7% (Cost $314,856,533)		322,160,811
Other Assets Less Liabilities - 6.3%		21,758,639
Net Assets - 100.0%		343,919,450

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $39,015,353.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	175	9/20/2019	USD	$23,094,750	$351,956

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
20,390,989	11/6/2019	Bank of America NA	2.54%	Dow Jones Industrial AverageSM	3,886,794
8,528,259	11/6/2020	BNP Paribas SA	2.76%	Dow Jones Industrial AverageSM	66,359
119,458,234	11/6/2020	Citibank NA	2.66%	Dow Jones Industrial AverageSM	(2,074,520)
16,637,895	11/6/2019	Credit Suisse International	2.81%	Dow Jones Industrial AverageSM	5,206,947
13,161,269	11/6/2020	Goldman Sachs International	2.64%	Dow Jones Industrial AverageSM	(2,098,297)
73,826,438	11/6/2020	Goldman Sachs International	2.49%	SPDR® Dow Jones Industrial AverageSM ETF Trust	3,953,661
52,420,712	11/6/2019	Morgan Stanley & Co. International plc	2.59%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(668,130)
59,258,017	11/6/2019	Societe Generale	2.56%	Dow Jones Industrial AverageSM	6,928,465
12,246,554	11/6/2020	UBS AG	2.71%	Dow Jones Industrial AverageSM	397,000
375,928,367					15,598,279
				Total Unrealized Appreciation	20,439,226
				Total Unrealized Depreciation	(4,840,947)

(1)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)   Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Financials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.5%

Banks - 23.1%
Associated Banc-Corp.	19,840	381,722
BancorpSouth Bank	11,133	307,160
Bank of America Corp.	1,045,960	28,774,360
Bank of Hawaii Corp.	4,961	410,176
Bank OZK	14,633	377,531
BankUnited, Inc.	11,908	378,198
BB&T Corp.	92,713	4,417,774
BOK Financial Corp.(b)	3,805	289,713
Cathay General Bancorp	9,244	306,808
CIT Group, Inc.	11,664	496,770
Citigroup, Inc.	279,918	18,012,723
Citizens Financial Group, Inc.	55,491	1,872,266
Comerica, Inc.	18,658	1,150,266
Commerce Bancshares, Inc.	11,905	679,418
Cullen/Frost Bankers, Inc.	7,637	633,947
East West Bancorp, Inc.	17,618	724,628
Fifth Third Bancorp	88,020	2,328,129
First Citizens BancShares, Inc., Class A	1,042	463,273
First Financial Bankshares, Inc.	16,426	502,964
First Hawaiian, Inc.	10,950	281,415
First Horizon National Corp.	38,174	604,294
First Republic Bank	19,946	1,789,555
FNB Corp.	39,310	422,583
Fulton Financial Corp.	20,434	325,922
Glacier Bancorp, Inc.	10,239	406,386
Hancock Whitney Corp.	10,376	364,301
Home BancShares, Inc.	18,709	331,524
Huntington Bancshares, Inc.	126,669	1,678,364
IBERIABANK Corp.	6,587	454,437
International Bancshares Corp.	6,595	234,716
Investors Bancorp, Inc.	27,665	307,082
JPMorgan Chase & Co.	392,675	43,139,276
KeyCorp	122,051	2,026,047
M&T Bank Corp.	16,538	2,418,021
PacWest Bancorp	14,384	490,207
People’s United Financial, Inc.	47,738	685,995
Pinnacle Financial Partners, Inc.	8,757	461,231
PNC Financial Services Group, Inc. (The)	54,645	7,045,380
Popular, Inc.	11,699	615,016
Prosperity Bancshares, Inc.	8,034	521,567
Regions Financial Corp.	122,648	1,793,114
Signature Bank	6,669	777,939
Sterling Bancorp	25,367	483,749
SunTrust Banks, Inc.	53,724	3,304,563
SVB Financial Group*	6,333	1,232,528
Synovus Financial Corp.	19,065	677,570
TCF Financial Corp.	18,759	723,355
Texas Capital Bancshares, Inc.*	6,086	327,914
Trustmark Corp.	7,836	256,081
UMB Financial Corp.	5,345	333,100
Umpqua Holdings Corp.	26,689	419,284
United Bankshares, Inc.	12,361	455,874
US Bancorp	181,152	9,544,899
Valley National Bancorp	40,157	422,050
Webster Financial Corp.	11,154	499,253
Wells Fargo & Co.	489,626	22,801,883
Western Alliance Bancorp	11,634	505,148
Wintrust Financial Corp.	6,859	430,951
Zions Bancorp NA	22,099	908,048
		173,008,448
Capital Markets - 11.9%
Affiliated Managers Group, Inc.	6,198	474,953
Ameriprise Financial, Inc.	16,209	2,090,637
Bank of New York Mellon Corp. (The)	106,633	4,484,984
BGC Partners, Inc., Class A	32,853	167,550
BlackRock, Inc.	14,402	6,085,709
Cboe Global Markets, Inc.	13,522	1,611,281
Charles Schwab Corp. (The)	143,824	5,504,144
CME Group, Inc.	43,332	9,415,610
E*TRADE Financial Corp.	29,617	1,236,214
Eaton Vance Corp.	13,808	595,401
Evercore, Inc., Class A	4,971	396,487
FactSet Research Systems, Inc.	4,629	1,259,505
Federated Investors, Inc., Class B	11,639	372,914
Franklin Resources, Inc.	35,635	936,488
Goldman Sachs Group, Inc. (The)	41,186	8,398,237
Interactive Brokers Group, Inc., Class A	9,089	429,001
Intercontinental Exchange, Inc.	68,254	6,380,384
Invesco Ltd.	48,490	761,293
Janus Henderson Group plc	19,843	379,200
Lazard Ltd., Class A	15,708	539,413
Legg Mason, Inc.	10,483	385,670
LPL Financial Holdings, Inc.	10,100	756,995
MarketAxess Holdings, Inc.	4,563	1,814,340
Moody’s Corp.	19,967	4,304,486
Morgan Stanley	154,759	6,420,951
Morningstar, Inc.	2,218	358,384
MSCI, Inc.	10,250	2,404,957
Nasdaq, Inc.	14,041	1,401,853
Northern Trust Corp.	26,349	2,316,868
Raymond James Financial, Inc.	15,296	1,200,889
S&P Global, Inc.	29,787	7,750,280
SEI Investments Co.	15,508	891,865
State Street Corp.	45,171	2,317,724
Stifel Financial Corp.	8,566	457,596
T. Rowe Price Group, Inc.	28,625	3,166,497
TD Ameritrade Holding Corp.	32,149	1,427,737
		88,896,497
Consumer Finance - 3.3%
Ally Financial, Inc.	48,067	1,506,901
American Express Co.	82,889	9,977,349
Capital One Financial Corp.	56,844	4,923,827
Credit Acceptance Corp.*	1,456	659,058
Discover Financial Services	39,187	3,133,784
FirstCash, Inc.	5,222	515,568
Green Dot Corp., Class A*	5,791	177,089
Navient Corp.	25,781	328,450
OneMain Holdings, Inc.	9,061	324,837
PRA Group, Inc.*	5,494	187,565
Santander Consumer USA Holdings, Inc.	13,626	355,775
SLM Corp.	52,325	441,623
Synchrony Financial	76,765	2,460,318
		24,992,144
Diversified Financial Services - 6.6%
AXA Equitable Holdings, Inc.	30,320	629,746
Berkshire Hathaway, Inc., Class B*	234,566	47,713,070
Voya Financial, Inc.	17,446	860,437
		49,203,253

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 18.1%
Acadia Realty Trust	10,019	274,020
Alexandria Real Estate Equities, Inc.	13,671	2,048,463
American Campus Communities, Inc.	16,615	772,265
American Homes 4 Rent, Class A	31,497	805,693
American Tower Corp.	53,506	12,316,546
Apartment Investment & Management Co., Class A	18,015	918,765
Apple Hospitality REIT, Inc.	25,473	405,785
AvalonBay Communities, Inc.	16,874	3,586,737
Boston Properties, Inc.	18,704	2,401,968
Brandywine Realty Trust	21,321	305,956
Brixmor Property Group, Inc.	36,071	664,788
Camden Property Trust	11,703	1,266,850
Colony Capital, Inc.	58,714	264,213
Columbia Property Trust, Inc.	14,148	302,626
CoreCivic, Inc.	14,413	244,300
CoreSite Realty Corp.	4,466	518,860
Corporate Office Properties Trust	13,547	391,373
Cousins Properties, Inc.	17,590	610,373
Crown Castle International Corp.	50,324	7,305,535
CubeSmart	22,820	819,010
CyrusOne, Inc.	13,699	1,006,329
DiamondRock Hospitality Co.	24,385	230,926
Digital Realty Trust, Inc.	25,212	3,116,960
Douglas Emmett, Inc.	19,582	826,360
Duke Realty Corp.	43,508	1,447,511
EastGroup Properties, Inc.	4,449	553,989
EPR Properties	9,139	715,127
Equinix, Inc.	10,176	5,660,705
Equity Commonwealth	14,756	496,687
Equity LifeStyle Properties, Inc.	10,886	1,466,562
Equity Residential	44,843	3,800,893
Essex Property Trust, Inc.	7,955	2,555,623
Extra Space Storage, Inc.	15,428	1,880,982
Federal Realty Investment Trust	9,067	1,171,547
First Industrial Realty Trust, Inc.	15,311	596,363
Gaming and Leisure Properties, Inc.	24,423	955,428
GEO Group, Inc. (The)	14,672	251,771
HCP, Inc.	57,859	2,008,286
Healthcare Realty Trust, Inc.	15,641	519,750
Healthcare Trust of America, Inc., Class A	24,826	704,065
Highwoods Properties, Inc.	12,552	542,372
Hospitality Properties Trust	19,905	480,507
Host Hotels & Resorts, Inc.	89,683	1,438,515
Hudson Pacific Properties, Inc.	18,687	635,358
Invitation Homes, Inc.	50,839	1,462,130
Iron Mountain, Inc.	34,726	1,106,023
JBG SMITH Properties	14,609	558,940
Kilroy Realty Corp.	12,223	951,683
Kimco Realty Corp.	51,087	938,979
Lamar Advertising Co., Class A	10,358	793,941
Lexington Realty Trust	25,303	262,898
Liberty Property Trust	17,949	935,502
Life Storage, Inc.	5,645	598,144
Macerich Co. (The)	12,822	365,812
Mack-Cali Realty Corp.	10,935	222,746
Medical Properties Trust, Inc.	53,191	988,821
Mid-America Apartment Communities, Inc.	13,799	1,748,057
National Health Investors, Inc.	5,229	433,798
National Retail Properties, Inc.	19,692	1,105,706
Omega Healthcare Investors, Inc.	25,968	1,056,378
Outfront Media, Inc.	17,145	471,145
Paramount Group, Inc.	24,409	321,711
Park Hotels & Resorts, Inc.	24,401	574,644
Pebblebrook Hotel Trust	15,813	426,477
Physicians Realty Trust	22,428	388,453
Piedmont Office Realty Trust, Inc., Class A	15,203	300,107
PotlatchDeltic Corp.	8,181	314,805
Prologis, Inc.	76,347	6,384,136
Public Storage	18,168	4,809,796
Rayonier, Inc.	15,692	420,546
Realty Income Corp.	38,108	2,812,751
Regency Centers Corp.	20,228	1,304,908
Retail Properties of America, Inc., Class A	25,854	293,701
RLJ Lodging Trust	21,020	340,734
Ryman Hospitality Properties, Inc.	6,226	495,963
Sabra Health Care REIT, Inc.	22,940	495,963
SBA Communications Corp.	13,709	3,597,653
Senior Housing Properties Trust	28,777	244,317
Simon Property Group, Inc.	37,402	5,570,654
SITE Centers Corp.	17,265	239,293
SL Green Realty Corp.	10,208	818,886
Spirit Realty Capital, Inc.	10,572	506,822
STORE Capital Corp.	24,463	923,723
Sun Communities, Inc.	10,916	1,613,385
Sunstone Hotel Investors, Inc.	27,676	363,663
Tanger Factory Outlet Centers, Inc.(b)	11,391	161,069
Taubman Centers, Inc.	7,404	289,126
UDR, Inc.	34,111	1,643,468
Uniti Group, Inc.(b)	22,292	164,738
Urban Edge Properties	14,575	255,208
Ventas, Inc.	44,716	3,281,707
VEREIT, Inc.	117,816	1,148,706
VICI Properties, Inc.	49,665	1,100,576
Vornado Realty Trust	21,013	1,270,656
Washington REIT	9,688	256,635
Weingarten Realty Investors	14,482	383,628
Welltower, Inc.	49,017	4,389,962
Weyerhaeuser Co.	90,154	2,371,952
WP Carey, Inc.	20,626	1,852,215
Xenia Hotels & Resorts, Inc.	13,635	275,563
		135,695,745
Insurance - 12.3%
Aflac, Inc.	90,237	4,528,093
Alleghany Corp.*	1,748	1,309,794
Allstate Corp. (The)	40,322	4,128,570
American Financial Group, Inc.	8,577	866,020
American International Group, Inc.	105,282	5,478,875
Aon plc	29,107	5,671,499
Arch Capital Group Ltd.*	48,879	1,930,720
Arthur J Gallagher & Co.	22,424	2,034,081
Assurant, Inc.	7,441	915,243
Assured Guaranty Ltd.	12,294	523,110
Athene Holding Ltd., Class A*	14,261	554,182
Axis Capital Holdings Ltd.	10,160	623,722
Brighthouse Financial, Inc.*	14,019	494,310
Brown & Brown, Inc.	28,337	1,045,352
Chubb Ltd.	55,424	8,661,663
Cincinnati Financial Corp.	18,364	2,065,766
CNA Financial Corp.	3,287	154,916

Investments	Shares	Value ($)
CNO Financial Group, Inc.	19,367	280,434
Enstar Group Ltd.*	1,827	326,339
Erie Indemnity Co., Class A	2,404	527,221
Everest Re Group Ltd.	4,931	1,163,124
Fidelity National Financial, Inc.	33,271	1,461,928
First American Financial Corp.	13,569	793,108
Genworth Financial, Inc., Class A*	60,925	269,898
Globe Life, Inc.	12,243	1,092,810
Hanover Insurance Group, Inc. (The)	4,927	656,030
Hartford Financial Services Group, Inc. (The)	43,759	2,550,275
Kemper Corp.	7,565	529,399
Lincoln National Corp.	24,493	1,295,190
Loews Corp.	32,477	1,561,169
Markel Corp.*	1,676	1,915,802
Marsh & McLennan Cos., Inc.	61,884	6,181,593
Mercury General Corp.	3,283	175,640
MetLife, Inc.	115,040	5,096,272
Old Republic International Corp.	34,493	805,756
Primerica, Inc.	5,125	610,746
Principal Financial Group, Inc.	31,357	1,668,820
ProAssurance Corp.	6,505	254,150
Progressive Corp. (The)	70,685	5,357,923
Prudential Financial, Inc.	49,145	3,936,023
Reinsurance Group of America, Inc.	7,573	1,166,015
RenaissanceRe Holdings Ltd.	5,345	965,040
RLI Corp.	4,746	434,591
Travelers Cos., Inc. (The)	31,703	4,659,073
Unum Group	25,648	651,716
White Mountains Insurance Group Ltd.	385	408,369
Willis Towers Watson plc	15,644	3,097,043
WR Berkley Corp.	17,511	1,247,659
		92,125,072
IT Services - 9.2%
Mastercard, Inc., Class A	108,795	30,611,649
Visa, Inc., Class A	210,500	38,062,610
		68,674,259
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.	64,918	965,331
Annaly Capital Management, Inc.	176,269	1,463,033
Blackstone Mortgage Trust, Inc., Class A	16,255	565,674
Chimera Investment Corp.	22,653	431,993
Invesco Mortgage Capital, Inc.	17,260	259,418
MFA Financial, Inc.	54,539	391,045
New Residential Investment Corp.	50,287	707,538
Starwood Property Trust, Inc.	33,929	794,956
Two Harbors Investment Corp.	33,026	417,118
		5,996,106
Professional Services - 0.3%
CoStar Group, Inc.*	4,423	2,719,570

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	37,856	1,978,733
Howard Hughes Corp. (The)*	4,752	600,035
Jones Lang LaSalle, Inc.	6,262	839,421
Realogy Holdings Corp.(b)	13,825	66,084
		3,484,273
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	17,113	230,512
Essent Group Ltd.*	11,907	577,490
MGIC Investment Corp.	43,091	545,101
New York Community Bancorp, Inc.	56,571	652,829
Radian Group, Inc.	25,180	567,809
TFS Financial Corp.	6,439	112,747
Washington Federal, Inc.	9,737	346,637
		3,033,125
TOTAL COMMON STOCKS (Cost $515,199,105)		647,828,492
SECURITIES LENDING REINVESTMENTS(c) - 0.1%
INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $379,579)	379,579	379,579

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 4.4%
REPURCHASE AGREEMENTS(d) - 4.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $33,236,211 (Cost $33,228,351)	33,228,351	33,228,351
Total Investments - 91.0% (Cost $548,807,035)		681,436,422
Other Assets Less Liabilities - 9.0%		67,306,201
Net Assets - 100.0%		748,742,623

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $158,453,259.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $366,663, collateralized in the form of cash with a value of $379,579 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $379,579.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
66,870,338	11/6/2019	Bank of America NA	2.71%	iShares® U.S. Financials ETF	6,617,056
72,906,315	11/6/2020	Bank of America NA	2.76%	Dow Jones U.S. FinancialsSM Index(3)	4,018,321
80,729,516	2/8/2021	BNP Paribas SA	2.76%	Dow Jones U.S. FinancialsSM Index(3)	610,381
157,419,645	11/6/2019	Citibank NA	2.84%	Dow Jones U.S. FinancialsSM Index(3)	3,374,694
1,585,785	12/7/2020	Credit Suisse International	2.81%	Dow Jones U.S. FinancialsSM Index(3)	11,964
60,292,874	11/13/2019	Goldman Sachs International	2.64%	Dow Jones U.S. FinancialsSM Index(3)	12,032,103
97,109,833	11/6/2019	Goldman Sachs International	2.64%	iShares® U.S. Financials ETF	6,567,280
1,927,596	11/13/2019	Morgan Stanley & Co. International plc	2.81%	Dow Jones U.S. FinancialsSM Index(3)	345,387
4,135,573	12/7/2020	Morgan Stanley & Co. International plc	2.41%	iShares® U.S. Financials ETF	30,963
152,378,227	11/6/2019	Societe Generale	2.86%	Dow Jones U.S. FinancialsSM Index(3)	17,136,813
154,257,602	11/6/2019	UBS AG	2.86%	Dow Jones U.S. FinancialsSM Index(3)	23,880,519
849,613,304					74,625,481
				Total Unrealized Appreciation	74,625,481

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.7%

REPURCHASE AGREEMENTS(a) - 73.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $20,388,865 (Cost $20,384,044)	20,384,044	20,384,044

Total Investments - 73.7% (Cost $20,384,044)		20,384,044
Other Assets Less Liabilities - 26.3%		7,256,222
Net Assets - 100.0%		27,640,266

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,497,179	11/6/2020	Bank of America NA	2.41%	iShares® China Large-Cap ETF	(999,850)
10,267,827	11/6/2019	Citibank NA	1.39%	iShares® China Large-Cap ETF	(1,145,560)
179,555	11/6/2019	Credit Suisse International	1.96%	iShares® China Large-Cap ETF	(1,167,690)
13,728,864	11/6/2020	Goldman Sachs International	0.64%	iShares® China Large-Cap ETF	(1,131,093)
84,214	11/6/2019	Morgan Stanley & Co. International plc	2.06%	iShares® China Large-Cap ETF	(2,192,686)
18,755,849	11/6/2019	Societe Generale	1.71%	iShares® China Large-Cap ETF	213,365
9,778,204	11/6/2019	UBS AG	1.21%	iShares® China Large-Cap ETF	(573,362)
55,291,692					(6,996,876)
				Total Unrealized Appreciation	213,365
				Total Unrealized Depreciation	(7,210,241)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.0%

REPURCHASE AGREEMENTS(a) - 77.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,433,784 (Cost $3,432,971)	3,432,971	3,432,971

Total Investments - 77.0% (Cost $3,432,971)		3,432,971
Other Assets Less Liabilities - 23.0%		1,023,630
Net Assets - 100.0%		4,456,601

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
159,429	11/6/2019	Bank of America NA	2.51%	Vanguard® FTSE Europe ETF Shares	(481,038)
642,379	11/6/2019	Citibank NA	2.34%	Vanguard® FTSE Europe ETF Shares	(370,418)
927,017	11/6/2019	Credit Suisse International	2.01%	Vanguard® FTSE Europe ETF Shares	(215,093)
1,321,368	11/6/2019	Goldman Sachs International	1.94%	Vanguard® FTSE Europe ETF Shares	(240,319)
891,357	11/6/2019	Morgan Stanley & Co. International plc	2.46%	Vanguard® FTSE Europe ETF Shares	38,922
2,191,703	11/6/2019	Societe Generale	2.21%	Vanguard® FTSE Europe ETF Shares	216,738
2,763,342	11/6/2019	UBS AG	2.21%	Vanguard® FTSE Europe ETF Shares	(32,553)
8,896,595					(1,083,761)
				Total Unrealized Appreciation	255,660
				Total Unrealized Depreciation	(1,339,421)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.6%

Biotechnology - 15.3%
AbbVie, Inc.	34,934	2,296,561
ACADIA Pharmaceuticals, Inc.*	2,657	73,493
Agios Pharmaceuticals, Inc.*(b)	1,208	45,844
Alexion Pharmaceuticals, Inc.*	5,299	533,927
Alkermes plc*	3,707	77,773
Allogene Therapeutics, Inc.*(b)	459	12,499
Alnylam Pharmaceuticals, Inc.*	2,241	180,826
Amgen, Inc.	14,412	3,006,631
Biogen, Inc.*	4,581	1,006,675
BioMarin Pharmaceutical, Inc.*	4,232	317,654
Bluebird Bio, Inc.*(b)	1,303	134,613
Celgene Corp.*	16,666	1,613,269
Clovis Oncology, Inc.*(b)	1,252	7,024
Exact Sciences Corp.*	3,051	363,740
Exelixis, Inc.*	7,130	141,531
FibroGen, Inc.*	1,812	80,924
Gilead Sciences, Inc.	30,048	1,909,250
Immunomedics, Inc.*(b)	4,073	52,134
Incyte Corp.*	4,205	344,053
Intercept Pharmaceuticals, Inc.*(b)	562	36,069
Intrexon Corp.*(b)	1,672	9,764
Ionis Pharmaceuticals, Inc.*	3,316	209,604
Ligand Pharmaceuticals, Inc.*	463	42,091
Madrigal Pharmaceuticals, Inc.*	196	18,169
Medicines Co. (The)*(b)	1,550	65,038
Moderna, Inc.*(b)	622	9,784
Myriad Genetics, Inc.*	1,734	40,801
Neurocrine Biosciences, Inc.*	2,157	214,449
OPKO Health, Inc.*(b)	9,456	17,399
Portola Pharmaceuticals, Inc.*	1,610	46,787
Regeneron Pharmaceuticals, Inc.*	1,858	538,913
Sage Therapeutics, Inc.*(b)	1,209	207,549
Sarepta Therapeutics, Inc.*	1,647	148,477
Seattle Genetics, Inc.*	2,554	185,523
Ultragenyx Pharmaceutical, Inc.*	1,277	69,558
United Therapeutics Corp.*	1,036	85,532
Vertex Pharmaceuticals, Inc.*	6,052	1,089,481
		15,233,409
Health Care Equipment & Supplies - 23.5%
Abbott Laboratories	41,688	3,556,820
ABIOMED, Inc.*	1,067	206,006
Align Technology, Inc.*	1,720	314,949
Avanos Medical, Inc.*	1,122	37,228
Baxter International, Inc.	11,213	986,183
Becton Dickinson and Co.	6,374	1,618,486
Boston Scientific Corp.*	32,861	1,404,151
Cantel Medical Corp.	859	78,968
Cooper Cos., Inc. (The)	1,170	362,407
Danaher Corp.	14,887	2,115,294
DENTSPLY SIRONA, Inc.	5,529	288,337
DexCom, Inc.*	2,152	369,305
Edwards Lifesciences Corp.*	4,927	1,093,006
Globus Medical, Inc., Class A*	1,810	92,437
Haemonetics Corp.*	1,210	161,571
Hill-Rom Holdings, Inc.	1,579	170,027
Hologic, Inc.*	6,334	312,710
ICU Medical, Inc.*	394	63,729
IDEXX Laboratories, Inc.*	2,032	588,752
Inogen, Inc.*	425	19,707
Insulet Corp.*	1,411	217,534
Integra LifeSciences Holdings Corp.*	1,677	100,654
Intuitive Surgical, Inc.*	2,728	1,394,935
LivaNova plc*	1,142	88,653
Masimo Corp.*	1,160	177,770
Medtronic plc	31,682	3,418,171
Neogen Corp.*	1,232	86,881
NuVasive, Inc.*	1,226	77,875
Penumbra, Inc.*(b)	739	107,561
ResMed, Inc.	3,388	471,948
STERIS plc	1,998	308,491
Stryker Corp.	7,318	1,614,790
Teleflex, Inc.	1,091	397,037
Varian Medical Systems, Inc.*	2,149	227,644
West Pharmaceutical Services, Inc.	1,737	252,664
Zimmer Biomet Holdings, Inc.	4,839	673,589
		23,456,270
Health Care Providers & Services - 15.4%
Acadia Healthcare Co., Inc.*	2,096	55,460
Anthem, Inc.	6,077	1,589,257
Brookdale Senior Living, Inc.*	4,400	35,992
Centene Corp.*	9,768	455,384
Chemed Corp.	377	161,895
Cigna Corp.	8,975	1,381,881
Covetrus, Inc.*	2,270	30,168
CVS Health Corp.	30,698	1,870,122
DaVita, Inc.*(b)	2,988	168,433
Encompass Health Corp.	2,336	142,005
HCA Healthcare, Inc.	6,309	758,342
HealthEquity, Inc.*	1,641	97,410
Henry Schein, Inc.*	3,522	217,026
Humana, Inc.	3,191	903,723
Laboratory Corp. of America Holdings*	2,328	390,080
Magellan Health, Inc.*	568	35,790
McKesson Corp.	4,489	620,694
MEDNAX, Inc.*	2,045	43,109
Molina Healthcare, Inc.*	1,479	192,684
Patterson Cos., Inc.	1,956	32,704
Quest Diagnostics, Inc.	3,175	325,025
Tenet Healthcare Corp.*	1,974	42,737
UnitedHealth Group, Inc.	22,457	5,254,938
Universal Health Services, Inc., Class B	1,958	283,088
WellCare Health Plans, Inc.*	1,189	321,910
		15,409,857
Health Care Technology - 0.1%
Teladoc Health, Inc.*(b)	1,691	97,875

Life Sciences Tools & Services - 6.3%
Agilent Technologies, Inc.	7,466	530,907
Bio-Rad Laboratories, Inc., Class A*	474	160,075
Bio-Techne Corp.	895	171,455
Bruker Corp.	2,372	102,399
Charles River Laboratories International, Inc.*	1,152	151,143
Illumina, Inc.*	3,473	977,094
IQVIA Holdings, Inc.*	3,729	578,554
Mettler-Toledo International, Inc.*	586	384,879
PRA Health Sciences, Inc.*	1,397	138,080
Syneos Health, Inc.*	1,446	75,958

Investments	Shares	Value ($)
Thermo Fisher Scientific, Inc.	9,452	2,713,291
Waters Corp.*	1,642	347,923
		6,331,758
Pharmaceuticals - 26.0%
Akorn, Inc.*	2,230	6,445
Allergan plc	7,281	1,162,921
Amneal Pharmaceuticals, Inc.*	1,884	4,804
Bristol-Myers Squibb Co.	38,653	1,858,050
Catalent, Inc.*	3,443	181,584
Elanco Animal Health, Inc.*	8,637	224,735
Eli Lilly & Co.	20,418	2,306,621
Endo International plc*	4,757	11,274
Horizon Therapeutics plc*	4,370	120,743
Jazz Pharmaceuticals plc*	1,340	171,721
Johnson & Johnson	62,739	8,053,178
Mallinckrodt plc*	1,980	5,128
Merck & Co., Inc.	60,840	5,260,835
Mylan NV*	12,181	237,164
Nektar Therapeutics*	4,119	72,371
Perrigo Co. plc	2,956	138,282
Pfizer, Inc.	131,191	4,663,840
Prestige Consumer Healthcare, Inc.*	1,224	39,021
Zoetis, Inc.	11,311	1,429,937
		25,948,654
TOTAL COMMON STOCKS (Cost $98,576,170)		86,477,823

SECURITIES LENDING REINVESTMENTS(c) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $570,007)	570,007	570,007

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.8%

REPURCHASE AGREEMENTS(d) - 14.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $14,760,001 (Cost $14,756,511)	14,756,511	14,756,511

Total Investments - 102.0% (Cost $113,902,688)		101,804,341
Liabilities in excess of other assets - (2.0%)		(1,979,728)
Net Assets - 100.0%		99,824,613

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $39,791,046.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $737,631, collateralized in the form of cash with a value of $570,007 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $189,130 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $759,137.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $570,007.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
721,712	11/13/2019	Bank of America NA	2.36%	iShares® U.S. Healthcare ETF	(1,958,350)
3,008,489	1/13/2020	Bank of America NA	2.61%	Dow Jones U.S. Health CareSM Index(3)	(16,296)
1,755,440	11/13/2019	Citibank NA	2.44%	Dow Jones U.S. Health CareSM Index(3)	(2,386,033)
562,270	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. Health CareSM Index(3)	680,617
10,233,120	11/6/2020	Goldman Sachs International	2.17%	iShares® U.S. Healthcare ETF	(136,105)
40,885,741	11/13/2019	Goldman Sachs International	2.64%	Dow Jones U.S. Health CareSM Index(3)	(27,940)
345,219	11/13/2019	Morgan Stanley & Co. International plc	2.91%	Dow Jones U.S. Health CareSM Index(3)	135,456
9,052,593	11/6/2020	Morgan Stanley & Co. International plc	2.46%	iShares® U.S. Healthcare ETF	99,040
22,856,755	11/6/2019	Societe Generale	2.86%	Dow Jones U.S. Health CareSM Index(3)	2,369,582
23,898,110	11/13/2020	UBS AG	2.56%	Dow Jones U.S. Health CareSM Index(3)	(1,149,831)
113,319,449					(2,389,860)
				Total Unrealized Appreciation	3,284,695
				Total Unrealized Depreciation	(5,674,555)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 38.1%

iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,020,850)	23,395	2,039,108

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 40.7%

REPURCHASE AGREEMENTS(a) - 40.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,175,906 (Cost $2,175,391)	2,175,391	2,175,391
Total Investments - 78.8% (Cost $4,196,241)		4,214,499
Other Assets Less Liabilities - 21.2%		1,136,750
Net Assets - 100.0%		5,351,249

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
4,650,852	11/6/2019	Citibank NA	1.96%	iShares® iBoxx $ High Yield Corporate Bond ETF	117,774
2,622,374	11/6/2019	Credit Suisse International	0.46%	iShares® iBoxx $ High Yield Corporate Bond ETF	227,277
1,357,688	12/6/2019	Goldman Sachs International	1.89%	iShares® iBoxx $ High Yield Corporate Bond ETF	52,144
8,630,914					397,195
				Total Unrealized Appreciation	397,195

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.6%

Aerospace & Defense - 15.9%
Arconic, Inc.	1,679	43,385
Axon Enterprise, Inc.*	248	14,873
Boeing Co. (The)	2,198	800,270
BWX Technologies, Inc.	400	23,680
Curtiss-Wright Corp.	179	21,953
General Dynamics Corp.	1,141	218,239
HEICO Corp.	174	25,173
HEICO Corp., Class A	301	33,218
Hexcel Corp.	356	29,957
Huntington Ingalls Industries, Inc.	174	36,366
L3Harris Technologies, Inc.	930	196,611
Lockheed Martin Corp.	1,034	397,170
Maxar Technologies, Inc.(b)	251	1,777
Moog, Inc., Class A	137	11,131
Northrop Grumman Corp.	714	262,659
Raytheon Co.	1,170	216,824
Spirit AeroSystems Holdings, Inc., Class A	436	35,142
Teledyne Technologies, Inc.*	152	46,906
Textron, Inc.	977	43,965
TransDigm Group, Inc.	205	110,356
United Technologies Corp.	3,409	443,988
		3,013,643
Air Freight & Logistics - 3.3%
CH Robinson Worldwide, Inc.	574	48,497
Expeditors International of Washington, Inc.	722	51,334
FedEx Corp.	1,008	159,879
United Parcel Service, Inc., Class B	2,932	347,911
XPO Logistics, Inc.*(b)	387	27,423
		635,044
Building Products - 2.1%
Allegion plc	396	38,123
AO Smith Corp.	594	27,633
Armstrong World Industries, Inc.	205	19,571
Fortune Brands Home & Security, Inc.	587	29,972
Johnson Controls International plc	3,345	142,798
Lennox International, Inc.	148	37,559
Masco Corp.	1,233	50,220
Owens Corning	457	26,214
Resideo Technologies, Inc.*	515	7,097
Trex Co., Inc.*	245	20,955
		400,142
Chemicals - 0.9%
Sherwin-Williams Co. (The)	341	179,622

Commercial Services & Supplies - 2.5%
ADT, Inc.(b)	508	2,418
Brink’s Co. (The)	210	15,802
Cintas Corp.	355	93,649
Clean Harbors, Inc.*	213	15,666
Covanta Holding Corp.	491	8,445
Deluxe Corp.	183	8,433
Healthcare Services Group, Inc.	312	7,035
MSA Safety, Inc.	147	15,528
Republic Services, Inc.	907	80,950
Stericycle, Inc.*	360	16,160
Tetra Tech, Inc.	230	18,658
Waste Management, Inc.	1,642	195,973
		478,717
Construction & Engineering - 0.8%
AECOM*	661	23,452
Arcosa, Inc.	204	6,628
Dycom Industries, Inc.*	131	5,830
EMCOR Group, Inc.	235	20,549
Fluor Corp.	587	10,372
Jacobs Engineering Group, Inc.	483	42,919
MasTec, Inc.*	259	16,283
Quanta Services, Inc.	597	20,238
Valmont Industries, Inc.	91	12,331
		158,602
Construction Materials - 0.9%
Eagle Materials, Inc.	186	15,659
Martin Marietta Materials, Inc.	262	66,488
Summit Materials, Inc., Class A*	471	9,882
Vulcan Materials Co.	554	78,252
		170,281
Containers & Packaging - 2.8%
Amcor plc*	6,821	66,982
AptarGroup, Inc.	266	32,510
Avery Dennison Corp.	356	41,143
Ball Corp.	1,407	113,137
Berry Global Group, Inc.*	554	21,684
Crown Holdings, Inc.*	569	37,463
Graphic Packaging Holding Co.	1,242	17,152
International Paper Co.	1,670	65,297
Owens-Illinois, Inc.	652	6,631
Packaging Corp. of America	397	39,930
Sealed Air Corp.	654	26,042
Silgan Holdings, Inc.	327	9,731
Sonoco Products Co.	420	24,024
Westrock Co.	1,081	36,949
		538,675
Electrical Equipment - 3.2%
Acuity Brands, Inc.	168	21,069
AMETEK, Inc.	957	82,235
Eaton Corp. plc	1,778	143,520
Emerson Electric Co.	2,583	153,921
EnerSys	179	10,024
Generac Holdings, Inc.*	261	20,355
GrafTech International Ltd.(b)	256	3,121
Hubbell, Inc.	229	30,031
nVent Electric plc	667	13,514
Regal Beloit Corp.	179	12,691
Rockwell Automation, Inc.	498	76,089
Sensata Technologies Holding plc*	680	30,994
		597,564
Electronic Equipment, Instruments & Components - 3.9%
Amphenol Corp., Class A	1,256	109,950
Anixter International, Inc.*	122	7,316
Arrow Electronics, Inc.*	355	24,566
Avnet, Inc.	447	18,725
Belden, Inc.	163	7,434
Cognex Corp.	721	32,503
Coherent, Inc.*	101	14,641
Corning, Inc.	3,299	91,877
Dolby Laboratories, Inc., Class A	270	16,621
FLIR Systems, Inc.	570	28,084
IPG Photonics Corp.*	149	18,436
Itron, Inc.*	140	9,723
Jabil, Inc.	585	16,854

Investments	Shares	Value ($)
Keysight Technologies, Inc.*	791	76,616
Littelfuse, Inc.	104	16,231
National Instruments Corp.	471	19,782
TE Connectivity Ltd.	1,417	129,259
Trimble, Inc.*	1,059	39,734
Vishay Intertechnology, Inc.	556	8,802
Zebra Technologies Corp., Class A*	228	46,747
		733,901
Industrial Conglomerates - 7.3%
3M Co.	2,422	391,686
Carlisle Cos., Inc.	240	34,790
General Electric Co.	36,654	302,396
Honeywell International, Inc.	3,059	503,573
Roper Technologies, Inc.	436	159,907
		1,392,352
IT Services - 15.1%
Accenture plc, Class A	2,681	531,294
Alliance Data Systems Corp.	189	23,238
Automatic Data Processing, Inc.	1,830	310,807
Black Knight, Inc.*	598	37,225
Broadridge Financial Solutions, Inc.	488	63,167
Conduent, Inc.*	770	5,013
CoreLogic, Inc.*	340	16,456
Euronet Worldwide, Inc.*	219	33,538
Fidelity National Information Services, Inc.	2,575	350,767
Fiserv, Inc.*	2,395	256,121
FleetCor Technologies, Inc.*	363	108,319
Genpact Ltd.	640	26,214
Global Payments, Inc.	658	109,215
Jack Henry & Associates, Inc.	324	46,967
MAXIMUS, Inc.	267	20,543
Paychex, Inc.	1,345	109,886
PayPal Holdings, Inc.*	4,938	538,489
Sabre Corp.	1,154	27,281
Square, Inc., Class A*	1,329	82,185
Total System Services, Inc.	684	91,806
Western Union Co. (The)	1,810	40,037
WEX, Inc.*	181	37,024
		2,865,592
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	467	38,621

Machinery - 9.9%
Actuant Corp., Class A	259	5,752
AGCO Corp.	271	18,732
Allison Transmission Holdings, Inc.	506	22,482
Barnes Group, Inc.	198	8,880
Caterpillar, Inc.	2,404	286,076
Colfax Corp.*	401	10,907
Crane Co.	214	16,315
Cummins, Inc.	610	91,055
Deere & Co.	1,332	206,340
Donaldson Co., Inc.	536	25,921
Dover Corp.	610	57,181
Flowserve Corp.	551	23,517
Fortive Corp.	1,240	87,916
Gardner Denver Holdings, Inc.*	543	15,573
Gates Industrial Corp. plc*	196	1,705
Graco, Inc.	699	31,853
Hillenbrand, Inc.	263	7,217
IDEX Corp.	318	52,378
Illinois Tool Works, Inc.	1,259	188,674
Ingersoll-Rand plc	1,014	122,785
ITT, Inc.	369	21,004
Kennametal, Inc.	347	10,372
Lincoln Electric Holdings, Inc.	264	21,796
Middleby Corp. (The)*	235	25,770
Mueller Industries, Inc.	238	6,274
Navistar International Corp.*	276	6,348
Nordson Corp.	218	29,639
Oshkosh Corp.	293	20,589
PACCAR, Inc.	1,457	95,521
Parker-Hannifin Corp.	538	89,184
Pentair plc	665	23,887
Snap-on, Inc.	233	34,642
Terex Corp.	263	6,530
Timken Co. (The)	288	11,572
Toro Co. (The)	447	32,188
Trinity Industries, Inc.	546	9,539
Wabtec Corp.	765	52,946
Welbilt, Inc.*	551	8,673
Woodward, Inc.	236	25,453
Xylem, Inc.	756	57,917
		1,871,103
Marine - 0.1%
Kirby Corp.*	227	16,705

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	519	12,477

Professional Services - 2.1%
ASGN, Inc.*	222	13,868
Equifax, Inc.	507	74,215
FTI Consulting, Inc.*	160	17,302
Insperity, Inc.	157	15,552
Korn Ferry	237	9,262
ManpowerGroup, Inc.	252	20,598
Nielsen Holdings plc	1,495	31,036
Robert Half International, Inc.	499	26,682
TransUnion	786	65,749
TriNet Group, Inc.*	182	12,218
Verisk Analytics, Inc.	688	111,140
		397,622
Road & Rail - 5.8%
CSX Corp.	3,230	216,475
Genesee & Wyoming, Inc., Class A*	237	26,278
JB Hunt Transport Services, Inc.	365	39,435
Kansas City Southern	423	53,213
Knight-Swift Transportation Holdings, Inc.	523	17,855
Landstar System, Inc.	169	18,847
Norfolk Southern Corp.	1,118	194,588
Old Dominion Freight Line, Inc.	272	44,543
Ryder System, Inc.	224	10,790
Union Pacific Corp.	2,975	481,831
		1,103,855
Trading Companies & Distributors - 1.6%
Air Lease Corp.	435	18,070
Applied Industrial Technologies, Inc.	163	8,703
Fastenal Co.	2,406	73,672

Investments	Shares	Value ($)
GATX Corp.	152	11,281
HD Supply Holdings, Inc.*	718	27,937
MRC Global, Inc.*	349	4,387
MSC Industrial Direct Co., Inc., Class A	188	12,713
SiteOne Landscape Supply, Inc.*	172	13,450
United Rentals, Inc.*	331	37,257
Univar, Inc.*	556	10,759
Watsco, Inc.	135	22,079
WESCO International, Inc.*	188	8,475
WW Grainger, Inc.	188	51,446
		300,229
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	325	12,291

TOTAL COMMON STOCKS (Cost $16,361,481)		14,917,038

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $6,534)	6,534	6,534

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 17.9%

REPURCHASE AGREEMENTS(e) - 17.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,394,671 (Cost $3,393,868)	3,393,868	3,393,868

Total Investments - 96.5% (Cost $19,761,883)		18,317,440
Other Assets Less Liabilities - 3.5%		670,574
Net Assets - 100.0%		18,988,014

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,463,778.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $18,779, collateralized in the form of cash with a value of $6,534 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $12,943 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.38%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $19,477.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $6,534.

(d)         Represents less than 0.05% of net assets.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,838,017	11/6/2020	Bank of America NA	2.21%	iShares® U.S. Industrials ETF	236,683
8,531,388	11/13/2019	Bank of America NA	2.51%	Dow Jones U.S. IndustrialsSM Index	204,924
694,113	11/6/2020	Citibank NA	2.44%	Dow Jones U.S. IndustrialsSM Index	52,792
138,162	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. IndustrialsSM Index	93,403
661,293	11/6/2019	Goldman Sachs International	2.64%	Dow Jones U.S. IndustrialsSM Index	275,029
364,041	11/6/2020	Morgan Stanley & Co. International plc	2.71%	Dow Jones U.S. IndustrialsSM Index	(1,029,991)
816,633	11/6/2020	Morgan Stanley & Co. International plc	2.46%	iShares® U.S. Industrials ETF	(220,499)
6,176,961	11/6/2020	Societe Generale	2.61%	Dow Jones U.S. IndustrialsSM Index	(219,551)
869,398	11/6/2019	UBS AG	2.56%	Dow Jones U.S. IndustrialsSM Index	938,728
23,090,006					331,518
				Total Unrealized Appreciation	1,801,559
				Total Unrealized Depreciation	(1,470,041)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.7%

Aerospace & Defense - 1.1%
Axon Enterprise, Inc.*	3,931	235,742
Curtiss-Wright Corp.	2,844	348,788
Teledyne Technologies, Inc.*	2,408	743,085
		1,327,615
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*(b)	6,115	433,309

Airlines - 0.3%
JetBlue Airways Corp.*	20,007	346,521

Auto Components - 0.9%
Adient plc	5,780	116,583
Dana, Inc.	9,568	121,801
Delphi Technologies plc	5,846	77,342
Gentex Corp.	16,992	451,987
Goodyear Tire & Rubber Co. (The)	15,456	177,280
Visteon Corp.*	1,880	129,664
		1,074,657
Automobiles - 0.1%
Thor Industries, Inc.	3,476	159,583

Banks - 6.5%
Associated Banc-Corp.	10,896	209,639
BancorpSouth Bank	6,116	168,740
Bank of Hawaii Corp.	2,725	225,303
Bank OZK	8,038	207,380
Cathay General Bancorp	5,077	168,506
Commerce Bancshares, Inc.	6,538	373,124
Cullen/Frost Bankers, Inc.	4,194	348,144
East West Bancorp, Inc.	9,676	397,974
First Financial Bankshares, Inc.	9,023	276,284
First Horizon National Corp.	20,967	331,908
FNB Corp.	21,590	232,092
Fulton Financial Corp.	11,223	179,007
Hancock Whitney Corp.	5,699	200,092
Home BancShares, Inc.	10,276	182,091
International Bancshares Corp.	3,623	128,943
PacWest Bancorp	7,901	269,266
Pinnacle Financial Partners, Inc.	4,809	253,290
Prosperity Bancshares, Inc.	4,413	286,492
Signature Bank	3,663	427,289
Sterling Bancorp	13,932	265,683
Synovus Financial Corp.	10,473	372,210
TCF Financial Corp.	10,276	396,223
Texas Capital Bancshares, Inc.*	3,343	180,121
Trustmark Corp.	4,303	140,622
UMB Financial Corp.	2,937	183,034
Umpqua Holdings Corp.	14,659	230,293
United Bankshares, Inc.	6,791	250,452
Valley National Bancorp	22,055	231,798
Webster Financial Corp.	6,126	274,200
Wintrust Financial Corp.	3,768	236,743
		7,626,943
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	581	254,722

Biotechnology - 0.6%
Exelixis, Inc.*	20,061	398,211
Ligand Pharmaceuticals, Inc.*	1,303	118,456
United Therapeutics Corp.*	2,912	240,414
		757,081
Building Products - 0.9%
Lennox International, Inc.	2,346	595,368
Resideo Technologies, Inc.*	8,157	112,404
Trex Co., Inc.*	3,889	332,626
		1,040,398
Capital Markets - 2.4%
Eaton Vance Corp.	7,583	326,979
Evercore, Inc., Class A	2,731	217,824
FactSet Research Systems, Inc.	2,543	691,925
Federated Investors, Inc., Class B	6,393	204,832
Interactive Brokers Group, Inc., Class A	4,992	235,622
Janus Henderson Group plc	10,898	208,261
Legg Mason, Inc.	5,757	211,800
SEI Investments Co.	8,517	489,813
Stifel Financial Corp.	4,705	251,341
		2,838,397
Chemicals - 2.5%
Ashland Global Holdings, Inc.	4,170	305,411
Cabot Corp.	3,887	155,480
Chemours Co. (The)	10,900	154,453
Ingevity Corp.*	2,782	211,905
Minerals Technologies, Inc.	2,343	112,933
NewMarket Corp.	579	274,880
Olin Corp.	10,960	186,101
PolyOne Corp.	5,174	165,620
RPM International, Inc.	8,712	589,541
Scotts Miracle-Gro Co. (The)	2,619	278,452
Sensient Technologies Corp.	2,815	183,876
Valvoline, Inc.	12,511	282,748
		2,901,400
Commercial Services & Supplies - 1.5%
Brink’s Co. (The)	3,315	249,454
Clean Harbors, Inc.*	3,381	248,673
Deluxe Corp.	2,901	133,678
Healthcare Services Group, Inc.	4,924	111,036
Herman Miller, Inc.	3,910	165,315
HNI Corp.	2,881	89,858
MSA Safety, Inc.	2,342	247,385
Stericycle, Inc.*	5,689	255,379
Tetra Tech, Inc.	3,638	295,115
		1,795,893
Communications Equipment - 1.1%
Ciena Corp.*	9,515	389,449
InterDigital, Inc.	2,109	103,700
Lumentum Holdings, Inc.*	5,079	283,205
NetScout Systems, Inc.*	4,635	102,665
Plantronics, Inc.	2,179	67,701
ViaSat, Inc.*	3,787	300,423
		1,247,143
Construction & Engineering - 1.3%
AECOM*	10,462	371,192
Dycom Industries, Inc.*	2,095	93,227
EMCOR Group, Inc.	3,730	326,151
Fluor Corp.	9,303	164,384
Granite Construction, Inc.	3,113	88,534
MasTec, Inc.*	4,109	258,333
Valmont Industries, Inc.	1,454	197,017
		1,498,838

Investments	Shares	Value ($)
Construction Materials - 0.2%
Eagle Materials, Inc.	2,934	247,013

Consumer Finance - 0.4%
Green Dot Corp., Class A*	3,180	97,244
Navient Corp.	14,159	180,386
SLM Corp.	28,739	242,557
		520,187
Containers & Packaging - 1.0%
AptarGroup, Inc.	4,201	513,446
Greif, Inc., Class A	1,747	61,477
Owens-Illinois, Inc.	10,320	104,954
Silgan Holdings, Inc.	5,173	153,949
Sonoco Products Co.	6,651	380,437
		1,214,263
Distributors - 0.4%
Pool Corp.	2,642	518,836

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc.*	3,762	160,713
Graham Holdings Co., Class B	289	203,473
Service Corp. International	12,116	560,971
Sotheby’s*	2,200	127,050
Weight Watchers International, Inc.*	2,582	77,434
		1,129,641
Electric Utilities - 1.5%
ALLETE, Inc.	3,432	294,226
Hawaiian Electric Industries, Inc.	7,243	321,589
IDACORP, Inc.	3,351	367,973
OGE Energy Corp.	13,309	570,557
PNM Resources, Inc.	5,296	270,149
		1,824,494
Electrical Equipment - 1.2%
Acuity Brands, Inc.	2,653	332,713
EnerSys	2,849	159,544
Hubbell, Inc.	3,625	475,382
nVent Electric plc	10,568	214,108
Regal Beloit Corp.	2,847	201,852
		1,383,599
Electronic Equipment, Instruments & Components - 3.7%
Arrow Electronics, Inc.*	5,632	389,734
Avnet, Inc.	7,068	296,078
Belden, Inc.	2,569	117,172
Cognex Corp.	11,393	513,596
Coherent, Inc.*	1,608	233,096
Jabil, Inc.	9,249	266,464
Littelfuse, Inc.	1,644	256,579
National Instruments Corp.	7,452	312,984
SYNNEX Corp.	2,759	231,232
Tech Data Corp.*	2,425	224,870
Trimble, Inc.*	16,728	627,635
Vishay Intertechnology, Inc.	8,799	139,288
Zebra Technologies Corp., Class A*	3,588	735,648
		4,344,376
Energy Equipment & Services - 0.6%
Apergy Corp.*	5,144	133,641
Core Laboratories NV	2,948	116,711
McDermott International, Inc.*	12,076	56,999
Oceaneering International, Inc.*	6,577	85,238
Patterson-UTI Energy, Inc.	13,863	119,915
Transocean Ltd.*	33,751	153,567
Valaris plc	13,087	60,985
		727,056
Entertainment - 1.0%
Cinemark Holdings, Inc.	7,085	270,364
Live Nation Entertainment, Inc.*	9,287	645,539
World Wrestling Entertainment, Inc., Class A(b)	2,903	207,361
		1,123,264
Equity Real Estate Investment Trusts (REITs) - 10.0%
Alexander & Baldwin, Inc.	4,508	103,188
American Campus Communities, Inc.	9,125	424,130
Brixmor Property Group, Inc.	19,812	365,135
Camden Property Trust	6,427	695,723
CoreCivic, Inc.	7,918	134,210
CoreSite Realty Corp.	2,455	285,222
Corporate Office Properties Trust	7,442	214,999
Cousins Properties, Inc.	9,658	335,133
CyrusOne, Inc.	7,524	552,713
Douglas Emmett, Inc.	10,756	453,903
EastGroup Properties, Inc.	2,445	304,451
EPR Properties	5,019	392,737
First Industrial Realty Trust, Inc.	8,409	327,531
GEO Group, Inc. (The)	8,057	138,258
Healthcare Realty Trust, Inc.	8,590	285,446
Highwoods Properties, Inc.	6,895	297,933
Hospitality Properties Trust	10,933	263,923
JBG SMITH Properties	8,025	307,037
Kilroy Realty Corp.	6,713	522,674
Lamar Advertising Co., Class A	5,688	435,985
Liberty Property Trust	9,858	513,799
Life Storage, Inc.	3,102	328,688
Mack-Cali Realty Corp.	6,008	122,383
Medical Properties Trust, Inc.	29,201	542,847
National Retail Properties, Inc.	10,816	607,318
Omega Healthcare Investors, Inc.	14,263	580,219
Pebblebrook Hotel Trust	8,686	234,261
PotlatchDeltic Corp.	4,494	172,929
PS Business Parks, Inc.	1,331	239,061
Rayonier, Inc.	8,619	230,989
Sabra Health Care REIT, Inc.	12,601	272,434
Senior Housing Properties Trust	15,806	134,193
Spirit Realty Capital, Inc.	5,797	277,908
Tanger Factory Outlet Centers, Inc.(b)	6,256	88,460
Taubman Centers, Inc.	4,066	158,777
Uniti Group, Inc.(b)	12,244	90,483
Urban Edge Properties	8,004	140,150
Weingarten Realty Investors	7,955	210,728
		11,785,958
Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	2,436	408,882
Sprouts Farmers Market, Inc.*	7,843	140,782
		549,664
Food Products - 1.5%
Flowers Foods, Inc.	12,231	278,867
Hain Celestial Group, Inc. (The)*	5,955	113,443
Ingredion, Inc.	4,433	342,538
Lancaster Colony Corp.	1,298	189,378
Post Holdings, Inc.*	4,434	442,025
Sanderson Farms, Inc.	1,296	193,908
Tootsie Roll Industries, Inc.	1,260	46,209

Investments	Shares	Value ($)
TreeHouse Foods, Inc.*	3,733	189,076
		1,795,444
Gas Utilities - 1.8%
National Fuel Gas Co.	5,737	268,147
New Jersey Resources Corp.	5,931	271,284
ONE Gas, Inc.	3,504	321,001
Southwest Gas Holdings, Inc.	3,550	323,867
Spire, Inc.	3,373	286,368
UGI Corp.	13,871	675,102
		2,145,769
Health Care Equipment & Supplies - 3.9%
Avanos Medical, Inc.*	3,160	104,849
Cantel Medical Corp.	2,414	221,919
Globus Medical, Inc., Class A*	5,088	259,844
Haemonetics Corp.*	3,405	454,670
Hill-Rom Holdings, Inc.	4,440	478,099
ICU Medical, Inc.*	1,109	179,381
Inogen, Inc.*	1,195	55,412
Integra LifeSciences Holdings Corp.*	4,718	283,174
LivaNova plc*	3,214	249,503
Masimo Corp.*	3,264	500,208
NuVasive, Inc.*	3,451	219,208
STERIS plc	5,621	867,882
West Pharmaceutical Services, Inc.	4,887	710,863
		4,585,012
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc.*	5,898	156,061
Amedisys, Inc.*	1,939	249,569
Chemed Corp.	1,059	454,766
Covetrus, Inc.*	6,386	84,870
Encompass Health Corp.	6,572	399,512
HealthEquity, Inc.*	4,615	273,946
MEDNAX, Inc.*	5,748	121,168
Molina Healthcare, Inc.*	4,164	542,486
Patterson Cos., Inc.	5,504	92,027
Tenet Healthcare Corp.*	5,554	120,244
		2,494,649
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	11,066	100,479
Medidata Solutions, Inc.*	4,139	379,050
		479,529
Hotels, Restaurants & Leisure - 4.0%
Boyd Gaming Corp.	5,311	127,677
Brinker International, Inc.	2,494	94,772
Caesars Entertainment Corp.*	38,910	447,854
Cheesecake Factory, Inc. (The)	2,765	105,042
Churchill Downs, Inc.	2,350	289,661
Cracker Barrel Old Country Store, Inc.(b)	1,599	264,475
Domino’s Pizza, Inc.	2,733	619,954
Dunkin’ Brands Group, Inc.	5,494	452,925
Eldorado Resorts, Inc.*(b)	4,326	166,594
International Speedway Corp., Class A	1,585	71,357
Jack in the Box, Inc.	1,716	146,409
Marriott Vacations Worldwide Corp.	2,592	255,546
Papa John’s International, Inc.(b)	1,500	74,640
Penn National Gaming, Inc.*	7,087	135,858
Scientific Games Corp.*	3,707	68,505
Six Flags Entertainment Corp.	4,762	281,768
Texas Roadhouse, Inc.	4,442	228,585
Wendy’s Co. (The)	12,117	266,574
Wyndham Destinations, Inc.	6,225	276,017
Wyndham Hotels & Resorts, Inc.	6,469	332,377
		4,706,590
Household Durables - 1.6%
Helen of Troy Ltd.*	1,664	255,441
KB Home	5,620	157,866
NVR, Inc.*	224	806,176
Tempur Sealy International, Inc.*	3,056	235,679
Toll Brothers, Inc.	8,800	318,472
TRI Pointe Group, Inc.*	9,455	132,370
Tupperware Brands Corp.	3,239	42,139
		1,948,143
Household Products - 0.1%
Energizer Holdings, Inc.	4,228	162,778

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	3,794	549,978

Insurance - 5.2%
Alleghany Corp.*	960	719,338
American Financial Group, Inc.	4,711	475,670
Brighthouse Financial, Inc.*	7,698	271,431
Brown & Brown, Inc.	15,564	574,156
CNO Financial Group, Inc.	10,638	154,038
First American Financial Corp.	7,453	435,628
Genworth Financial, Inc., Class A*	33,268	147,377
Hanover Insurance Group, Inc. (The)	2,705	360,171
Kemper Corp.	4,154	290,697
Mercury General Corp.	1,803	96,461
Old Republic International Corp.	18,933	442,275
Primerica, Inc.	2,816	335,583
Reinsurance Group of America, Inc.	4,160	640,515
RenaissanceRe Holdings Ltd.	2,937	530,275
WR Berkley Corp.	9,617	685,211
		6,158,826
Interactive Media & Services - 0.2%
Cars.com, Inc.*	4,075	36,308
Yelp, Inc.*	4,361	146,137
		182,445
Internet & Direct Marketing Retail - 0.3%
GrubHub, Inc.*(b)	6,114	362,805

IT Services - 2.5%
CACI International, Inc., Class A*	1,655	367,890
CoreLogic, Inc.*	5,365	259,666
KBR, Inc.	9,406	240,041
LiveRamp Holdings, Inc.*	4,586	194,263
MAXIMUS, Inc.	4,243	326,457
Perspecta, Inc.	9,304	241,439
Sabre Corp.	18,263	431,737
Science Applications International Corp.	3,385	297,914
WEX, Inc.*	2,877	588,490
		2,947,897
Leisure Products - 0.7%
Brunswick Corp.	5,788	269,721
Mattel, Inc.*(b)	22,964	225,047
Polaris, Inc.	3,818	313,152
		807,920

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class A*	1,333	450,168
Bio-Techne Corp.	2,518	482,373
Charles River Laboratories International, Inc.*	3,241	425,219
PRA Health Sciences, Inc.*	3,929	388,342
Syneos Health, Inc.*	4,069	213,745
		1,959,847
Machinery - 3.9%
AGCO Corp.	4,289	296,456
Colfax Corp.*	6,330	172,176
Crane Co.	3,385	258,072
Donaldson Co., Inc.	8,478	409,996
Graco, Inc.	11,070	504,460
ITT, Inc.	5,839	332,356
Kennametal, Inc.	5,478	163,737
Lincoln Electric Holdings, Inc.	4,176	344,771
Nordson Corp.	3,438	467,430
Oshkosh Corp.	4,649	326,685
Terex Corp.	4,166	103,442
Timken Co. (The)	4,555	183,020
Toro Co. (The)	7,077	509,615
Trinity Industries, Inc.	8,633	150,819
Woodward, Inc.	3,717	400,878
		4,623,913
Marine - 0.2%
Kirby Corp.*	3,584	263,747

Media - 1.1%
AMC Networks, Inc., Class A*	3,013	146,131
Cable One, Inc.	329	426,917
John Wiley & Sons, Inc., Class A	2,997	133,366
Meredith Corp.	2,664	116,630
New York Times Co. (The), Class A	9,446	275,823
TEGNA, Inc.	14,384	205,835
		1,304,702
Metals & Mining - 1.8%
Allegheny Technologies, Inc.*	8,379	166,072
Carpenter Technology Corp.	3,151	153,265
Commercial Metals Co.	7,840	122,853
Compass Minerals International, Inc.	2,251	111,942
Reliance Steel & Aluminum Co.	4,471	434,715
Royal Gold, Inc.	4,357	581,137
Steel Dynamics, Inc.	14,776	398,952
United States Steel Corp.(b)	11,462	126,884
Worthington Industries, Inc.	2,590	89,873
		2,185,693
Multiline Retail - 0.2%
Dillard’s, Inc., Class A(b)	1,184	69,288
Ollie’s Bargain Outlet Holdings, Inc.*	3,461	191,912
		261,200
Multi-Utilities - 0.7%
Black Hills Corp.	3,613	277,153
MDU Resources Group, Inc.	13,169	354,115
NorthWestern Corp.	3,352	242,819
		874,087
Oil, Gas & Consumable Fuels - 1.5%
Callon Petroleum Co.*(b)	15,152	62,275
Chesapeake Energy Corp.*(b)	69,513	100,099
CNX Resources Corp.*	12,996	103,578
EQT Corp.	16,987	172,758
Equitrans Midstream Corp.	13,563	182,965
Matador Resources Co.*	6,900	107,985
Murphy Oil Corp.	10,140	184,852
Oasis Petroleum, Inc.*	17,984	56,110
PBF Energy, Inc., Class A	7,972	188,936
QEP Resources, Inc.	15,825	56,337
Range Resources Corp.	13,857	49,331
Southwestern Energy Co.*	35,979	56,847
World Fuel Services Corp.	4,472	171,725
WPX Energy, Inc.*	26,389	283,945
		1,777,743
Paper & Forest Products - 0.3%
Domtar Corp.	4,195	138,225
Louisiana-Pacific Corp.	8,207	197,297
		335,522
Personal Products - 0.2%
Edgewell Personal Care Co.*	3,598	100,168
Nu Skin Enterprises, Inc., Class A	3,689	149,847
		250,015
Pharmaceuticals - 0.5%
Catalent, Inc.*	9,688	510,945
Mallinckrodt plc*	5,572	14,431
Prestige Consumer Healthcare, Inc.*	3,445	109,827
		635,203
Professional Services - 0.7%
ASGN, Inc.*	3,511	219,332
Insperity, Inc.	2,497	247,353
ManpowerGroup, Inc.	3,976	324,998
		791,683
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	3,430	459,792

Road & Rail - 1.8%
Avis Budget Group, Inc.*	4,240	105,025
Genesee & Wyoming, Inc., Class A*	3,757	416,576
Knight-Swift Transportation Holdings, Inc.	8,288	282,952
Landstar System, Inc.	2,671	297,870
Old Dominion Freight Line, Inc.	4,304	704,823
Ryder System, Inc.	3,543	170,666
Werner Enterprises, Inc.	2,880	94,119
		2,072,031
Semiconductors & Semiconductor Equipment - 3.5%
Cirrus Logic, Inc.*	3,863	207,212
Cree, Inc.*	6,997	300,381
Cypress Semiconductor Corp.	24,329	559,810
First Solar, Inc.*	5,043	313,019
MKS Instruments, Inc.	3,614	282,940
Monolithic Power Systems, Inc.	2,634	396,575
Semtech Corp.*	4,432	186,011
Silicon Laboratories, Inc.*	2,881	314,029
Synaptics, Inc.*	2,289	73,294
Teradyne, Inc.	11,396	603,646
Universal Display Corp.	2,824	580,247
Versum Materials, Inc.	7,263	377,676
		4,194,840
Software - 3.2%
ACI Worldwide, Inc.*	7,351	218,913
Blackbaud, Inc.	3,271	297,563

Investments	Shares	Value ($)
CDK Global, Inc.	8,088	349,078
CommVault Systems, Inc.*	2,552	110,680
Fair Isaac Corp.*	1,930	680,750
j2 Global, Inc.	3,090	261,414
LogMeIn, Inc.	3,311	221,307
Manhattan Associates, Inc.*	4,295	354,896
PTC, Inc.*	6,883	450,630
Teradata Corp.*	7,783	240,261
Tyler Technologies, Inc.*	2,550	654,177
		3,839,669
Specialty Retail - 2.1%
Aaron’s, Inc.	4,500	288,495
American Eagle Outfitters, Inc.	10,878	182,968
AutoNation, Inc.*	3,796	180,158
Bed Bath & Beyond, Inc.(b)	8,782	84,922
Dick’s Sporting Goods, Inc.	4,489	152,805
Five Below, Inc.*	3,720	457,076
Foot Locker, Inc.	7,530	272,511
Michaels Cos., Inc. (The)*	5,994	33,986
Murphy USA, Inc.*	1,989	177,817
Sally Beauty Holdings, Inc.*	8,018	98,060
Signet Jewelers Ltd.	3,470	42,473
Urban Outfitters, Inc.*	4,559	106,726
Williams-Sonoma, Inc.	5,240	344,792
		2,422,789
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	7,982	251,513

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	3,005	274,897
Deckers Outdoor Corp.*	1,938	285,758
Skechers U.S.A., Inc., Class A*	8,933	282,819
		843,474
Thrifts & Mortgage Finance - 0.6%
LendingTree, Inc.*	497	154,115
New York Community Bancorp, Inc.	31,071	358,559
Washington Federal, Inc.	5,348	190,389
		703,063
Trading Companies & Distributors - 0.7%
GATX Corp.	2,406	178,573
MSC Industrial Direct Co., Inc., Class A	2,991	202,252
NOW, Inc.*	7,229	85,953
Watsco, Inc.	2,142	350,324
		817,102
Water Utilities - 0.5%
Aqua America, Inc.	14,343	635,251

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,247	157,424

TOTAL COMMON STOCKS (Cost $115,186,858)		109,658,939

SECURITIES LENDING REINVESTMENTS(c) - 0.7%

INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $839,653)	839,653	839,653

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 11.2%

REPURCHASE AGREEMENTS(d) - 11.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $13,188,663 (Cost $13,185,544)	13,185,544	13,185,544

Total Investments - 104.6% (Cost $129,212,055)		123,684,136
Liabilities in excess of other assets - (4.6%)		(5,467,420)
Net Assets - 100.0%		118,216,716

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,142,928.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,187,730, collateralized in the form of cash with a value of $839,653 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $386,908 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $1,226,561.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $839,653.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	32	9/20/2019	USD	$6,019,840	$(28,465)

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,536,738	11/6/2020	Bank of America NA	2.61%	S&P MidCap 400®	455,112
11,487,364	11/6/2020	BNP Paribas SA	2.61%	S&P MidCap 400®	(583,670)
12,698,444	11/6/2019	Citibank NA	2.54%	S&P MidCap 400®	(1,883,357)
14,632,497	11/6/2019	Credit Suisse International	2.66%	S&P MidCap 400®	96,765
15,982,049	11/6/2020	Goldman Sachs International	2.34%	SPDR® S&P MidCap 400® ETF Trust	(3,824,339)
16,253,878	11/6/2019	Goldman Sachs International	2.59%	S&P MidCap 400®	(809,045)
6,180,649	11/6/2019	Morgan Stanley & Co. International plc	2.71%	S&P MidCap 400®	1,398,454
16,673,275	11/6/2019	Societe Generale	2.51%	S&P MidCap 400®	(1,241,505)
19,182,075	11/6/2020	UBS AG	2.56%	S&P MidCap 400®	(1,249,663)
120,626,969					(7,641,248)
				Total Unrealized Appreciation	1,950,331
				Total Unrealized Depreciation	(9,591,579)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.1%

REPURCHASE AGREEMENTS(a) - 61.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,795,958 (Cost $3,795,061)	3,795,061	3,795,061

Total Investments - 61.1% (Cost $3,795,061)		3,795,061
Other Assets Less Liabilities - 38.9%		2,414,016
Net Assets - 100.0%		6,209,077

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,623,806	11/6/2019	Bank of America NA	2.51%	iShares® MSCI Brazil Capped ETF	(1,137,349)
2,326,588	11/6/2019	Citibank NA	2.44%	iShares® MSCI Brazil Capped ETF	(2,155,143)
4,435,807	11/6/2020	Credit Suisse International	1.71%	iShares® MSCI Brazil Capped ETF	(241,807)
104,675	11/6/2019	Morgan Stanley & Co. International plc	2.46%	iShares® MSCI Brazil Capped ETF	(255,072)
3,254,179	11/6/2019	Societe Generale	2.46%	iShares® MSCI Brazil Capped ETF	(2,004,766)
650,401	11/6/2020	UBS AG	2.21%	iShares® MSCI Brazil Capped ETF	418,485
12,395,456					(5,375,652)
				Total Unrealized Appreciation	418,485
				Total Unrealized Depreciation	(5,794,137)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 60.4%

REPURCHASE AGREEMENTS(a) - 60.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,662,172 (Cost $2,661,542)	2,661,542	2,661,542

Total Investments - 60.4% (Cost $2,661,542)		2,661,542
Other Assets Less Liabilities - 39.6%		1,745,800
Net Assets - 100.0%		4,407,342

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
600,964	11/6/2019	Bank of America NA	2.51%	iShares® MSCI EAFE ETF	(74,512)
1,041,909	11/6/2019	Citibank NA	2.54%	iShares® MSCI EAFE ETF	(189,414)
3,063,401	11/6/2019	Credit Suisse International	1.91%	iShares® MSCI EAFE ETF	(34,717)
1,143,201	11/6/2019	Goldman Sachs International	2.69%	iShares® MSCI EAFE ETF	(303,400)
517,945	11/6/2019	Morgan Stanley & Co. International plc	2.61%	iShares® MSCI EAFE ETF	414,657
623,087	11/6/2019	Societe Generale	2.91%	iShares® MSCI EAFE ETF	(193,491)
1,811,221	11/6/2019	UBS AG	2.41%	iShares® MSCI EAFE ETF	(1,419,450)
8,801,728					(1,800,327)
				Total Unrealized Appreciation	414,657
				Total Unrealized Depreciation	(2,214,984)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 72.1%

REPURCHASE AGREEMENTS(a) - 72.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $18,325,773 (Cost $18,321,439)	18,321,439	18,321,439

Total Investments - 72.1% (Cost $18,321,439)		18,321,439
Other Assets Less Liabilities - 27.9%		7,086,801
Net Assets - 100.0%		25,408,240

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
1,289,240	11/6/2020	Bank of America NA	2.46%	iShares® MSCI Emerging Markets ETF	(31,410)
3,858,356	11/6/2019	Citibank NA	2.29%	iShares® MSCI Emerging Markets ETF	(751,197)
3,608,458	11/6/2019	Credit Suisse International	2.01%	iShares® MSCI Emerging Markets ETF	(2,798,247)
7,679,600	11/6/2020	Goldman Sachs International	2.04%	iShares® MSCI Emerging Markets ETF	(680,044)
2,598,963	11/6/2019	Morgan Stanley & Co. International plc	2.36%	iShares® MSCI Emerging Markets ETF	(411,263)
18,402,496	11/6/2020	Societe Generale	1.86%	iShares® MSCI Emerging Markets ETF	(633,173)
13,280,496	12/6/2019	UBS AG	2.01%	iShares® MSCI Emerging Markets ETF	(706,071)
50,717,609					(6,011,405)
				Total Unrealized Depreciation	(6,011,405)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 52.3%

REPURCHASE AGREEMENTS(a) - 52.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,465,734 (Cost $2,465,151)	2,465,151	2,465,151

Total Investments - 52.3% (Cost $2,465,151)		2,465,151
Other Assets Less Liabilities - 47.7%		2,252,184
Net Assets - 100.0%		4,717,335

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
35,472	11/6/2019	Bank of America NA	2.56%	iShares® MSCI Japan ETF	(242,745)
2,117,645	12/7/2020	Citibank NA	2.64%	iShares® MSCI Japan ETF	(28,536)
1,647,328	11/6/2019	Credit Suisse International	2.41%	iShares® MSCI Japan ETF	(87,579)
1,277,586	11/6/2020	Goldman Sachs International	2.59%	iShares® MSCI Japan ETF	439,873
67,034	11/6/2019	Morgan Stanley & Co. International plc	2.71%	iShares® MSCI Japan ETF	(3,909)
1,330,450	11/6/2019	Societe Generale	2.61%	iShares® MSCI Japan ETF	529,675
2,952,152	1/8/2021	UBS AG	2.21%	iShares® MSCI Japan ETF	26,530
9,427,667					633,309
				Total Unrealized Appreciation	996,078
				Total Unrealized Depreciation	(362,769)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.0%

Biotechnology - 74.7%
AC Immune SA*	16,781	87,597
ACADIA Pharmaceuticals, Inc.*	35,807	990,422
Acceleron Pharma, Inc.*	13,086	587,692
Achillion Pharmaceuticals, Inc.*	34,455	149,879
Acorda Therapeutics, Inc.*	11,954	38,611
Adamas Pharmaceuticals, Inc.*(b)	6,838	43,148
Adaptimmune Therapeutics plc, ADR*	20,303	32,688
Aduro Biotech, Inc.*	19,881	24,454
Adverum Biotechnologies, Inc.*	15,756	162,759
Aeglea BioTherapeutics, Inc.*	7,166	55,931
Agios Pharmaceuticals, Inc.*(b)	14,582	553,387
Aimmune Therapeutics, Inc.*	15,521	316,473
Akcea Therapeutics, Inc.*(b)	23,042	485,265
Akebia Therapeutics, Inc.*	29,274	120,902
Alder Biopharmaceuticals, Inc.*	20,740	185,623
Alexion Pharmaceuticals, Inc.*	55,693	5,611,627
Alkermes plc*	38,970	817,591
Allakos, Inc.*(b)	10,710	947,407
Alnylam Pharmaceuticals, Inc.*	26,460	2,135,057
AMAG Pharmaceuticals, Inc.*(b)	8,387	91,586
Amarin Corp. plc, ADR*	81,358	1,219,556
Amgen, Inc.	82,198	17,148,147
Amicus Therapeutics, Inc.*	61,280	606,059
AnaptysBio, Inc.*	6,712	272,843
Apellis Pharmaceuticals, Inc.*	15,705	457,015
Aptinyx, Inc.*	8,336	28,176
Arbutus Biopharma Corp.*	14,120	19,344
Arena Pharmaceuticals, Inc.*	12,311	651,134
Argenx SE, ADR*	5,246	689,587
ArQule, Inc.*	27,150	243,264
Arrowhead Pharmaceuticals, Inc.*(b)	23,549	804,669
Ascendis Pharma A/S, ADR*	11,195	1,254,176
Atara Biotherapeutics, Inc.*	13,211	178,348
Athenex, Inc.*(b)	19,193	282,713
Audentes Therapeutics, Inc.*	11,000	342,100
Aurinia Pharmaceuticals, Inc.*	22,799	130,866
Autolus Therapeutics plc, ADR*	6,534	67,627
Avrobio, Inc.*	7,611	148,262
Axovant Gene Therapies Ltd.*	5,658	39,776
BeiGene Ltd., ADR*	9,785	1,406,594
BioCryst Pharmaceuticals, Inc.*(b)	27,398	81,920
Biogen, Inc.*	31,242	6,865,429
BioMarin Pharmaceutical, Inc.*	44,476	3,338,369
Bluebird Bio, Inc.*	13,691	1,414,417
Blueprint Medicines Corp.*	12,134	930,314
Celgene Corp.*	146,095	14,141,996
Cellectis SA, ADR*	4,105	49,999
ChemoCentryx, Inc.*	14,417	96,017
China Biologic Products Holdings, Inc.*	9,677	970,313
Clovis Oncology, Inc.*(b)	13,165	73,856
Coherus Biosciences, Inc.*(b)	17,230	382,334
Concert Pharmaceuticals, Inc.*	5,911	59,524
Corbus Pharmaceuticals Holdings, Inc.*(b)	16,009	82,927
Crinetics Pharmaceuticals, Inc.*(b)	5,995	95,081
CRISPR Therapeutics AG*	13,141	607,246
Cytokinetics, Inc.*	14,336	201,421
CytomX Therapeutics, Inc.*	11,254	98,810
DBV Technologies SA, ADR*	7,342	66,812
Deciphera Pharmaceuticals, Inc.*	9,485	344,116
Denali Therapeutics, Inc.*(b)	23,714	426,852
Dicerna Pharmaceuticals, Inc.*	16,969	235,869
Eagle Pharmaceuticals, Inc.*(b)	3,460	195,109
Editas Medicine, Inc.*(b)	12,226	303,572
Eidos Therapeutics, Inc.*(b)	9,147	382,436
Eiger BioPharmaceuticals, Inc.*	6,069	66,152
Enanta Pharmaceuticals, Inc.*	4,886	344,707
Epizyme, Inc.*	22,560	292,603
Esperion Therapeutics, Inc.*	6,685	244,938
Exelixis, Inc.*	74,949	1,487,738
Fate Therapeutics, Inc.*	16,190	264,221
FibroGen, Inc.*	21,415	956,394
Five Prime Therapeutics, Inc.*	8,957	48,637
Flexion Therapeutics, Inc.*(b)	9,437	124,285
Forty Seven, Inc.*	10,484	79,469
G1 Therapeutics, Inc.*	9,295	337,409
Galapagos NV, ADR*	2,155	362,406
Genomic Health, Inc.*	9,208	705,885
Geron Corp.*(b)	46,325	64,855
Gilead Sciences, Inc.	220,117	13,986,234
Global Blood Therapeutics, Inc.*	14,009	644,134
GlycoMimetics, Inc.*	10,725	35,714
Grifols SA, ADR	33,209	707,352
Halozyme Therapeutics, Inc.*	36,140	597,033
Homology Medicines, Inc.*	10,833	204,852
ImmunoGen, Inc.*	37,139	101,018
Immunomedics, Inc.*	47,572	608,922
Incyte Corp.*	53,260	4,357,733
Inovio Pharmaceuticals, Inc.*(b)	24,349	52,594
Insmed, Inc.*	21,678	356,386
Intellia Therapeutics, Inc.*(b)	11,354	161,113
Intercept Pharmaceuticals, Inc.*	8,111	520,564
Intrexon Corp.*(b)	39,929	233,185
Ionis Pharmaceuticals, Inc.*	34,852	2,202,995
Iovance Biotherapeutics, Inc.*	30,678	644,545
Ironwood Pharmaceuticals, Inc.*	38,651	359,841
Karyopharm Therapeutics, Inc.*	15,117	130,611
Kiniksa Pharmaceuticals Ltd., Class A*	4,722	41,695
Kura Oncology, Inc.*	11,221	170,335
Lexicon Pharmaceuticals, Inc.*(b)	26,395	34,841
Ligand Pharmaceuticals, Inc.*	4,868	442,550
MacroGenics, Inc.*	12,122	173,829
Magenta Therapeutics, Inc.*(b)	9,573	98,889
MannKind Corp.*(b)	46,639	51,303
Medicines Co. (The)*(b)	18,354	770,134
MediciNova, Inc.*	10,695	92,619
Minerva Neurosciences, Inc.*	9,693	69,208
Mirati Therapeutics, Inc.*	8,953	733,877
Momenta Pharmaceuticals, Inc.*	24,492	309,334
Myriad Genetics, Inc.*	18,224	428,811
Neurocrine Biosciences, Inc.*	22,673	2,254,150
Novavax, Inc.*(b)	5,830	34,805
OPKO Health, Inc.*(b)	152,897	281,330
PDL BioPharma, Inc.*	29,717	69,538
Portola Pharmaceuticals, Inc.*	16,917	491,608
Progenics Pharmaceuticals, Inc.*	21,048	92,611
ProQR Therapeutics NV*	9,655	69,419
Proteostasis Therapeutics, Inc.*	12,691	9,636
Prothena Corp. plc*	9,901	83,267
PTC Therapeutics, Inc.*	14,513	646,844

Investments	Shares	Value ($)
Puma Biotechnology, Inc.*	9,591	103,103
Ra Pharmaceuticals, Inc.*	10,507	285,790
Radius Health, Inc.*	11,451	324,063
Regeneron Pharmaceuticals, Inc.*	22,707	6,586,165
REGENXBIO, Inc.*	9,099	313,825
Replimune Group, Inc.*	7,860	81,587
Retrophin, Inc.*	10,292	129,576
Rhythm Pharmaceuticals, Inc.*	8,552	192,591
Rigel Pharmaceuticals, Inc.*	41,526	70,179
Rocket Pharmaceuticals, Inc.*(b)	12,490	135,517
Rubius Therapeutics, Inc.*(b)	19,853	184,236
Sage Therapeutics, Inc.*	12,703	2,180,724
Sangamo Therapeutics, Inc.*	28,652	312,307
Sarepta Therapeutics, Inc.*	18,417	1,660,293
Savara, Inc.*	9,369	21,174
Seattle Genetics, Inc.*	40,066	2,910,394
Seres Therapeutics, Inc.*	16,830	67,825
Solid Biosciences, Inc.*(b)	8,793	71,047
Spark Therapeutics, Inc.*	9,670	941,955
Spectrum Pharmaceuticals, Inc.*	27,809	204,118
Surface Oncology, Inc.*	6,916	14,247
Synlogic, Inc.*	6,306	17,594
Syros Pharmaceuticals, Inc.*	10,540	115,624
Tocagen, Inc.*	5,907	19,198
Translate Bio, Inc.*(b)	12,643	114,798
Ultragenyx Pharmaceutical, Inc.*	14,275	777,559
uniQure NV*	9,388	509,299
United Therapeutics Corp.*	10,881	898,335
UNITY Biotechnology, Inc.*(b)	10,657	65,008
Unum Therapeutics, Inc.*	7,480	14,362
UroGen Pharma Ltd.*	5,164	175,318
Vanda Pharmaceuticals, Inc.*	13,155	185,354
Veracyte, Inc.*	11,709	310,288
Verastem, Inc.*(b)	18,348	23,118
Vertex Pharmaceuticals, Inc.*	60,868	10,957,457
Voyager Therapeutics, Inc.*	9,149	163,493
Xencor, Inc.*	13,997	521,808
Xenon Pharmaceuticals, Inc.*	6,401	59,657
Zafgen, Inc.*	9,271	7,649
Zai Lab Ltd., ADR*	8,660	282,403
		141,617,290
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	25,076	94,787

Health Care Equipment & Supplies - 1.3%
Cerus Corp.*	34,234	183,837
Neuronetics, Inc.*	4,547	48,516
Novocure Ltd.*	23,785	2,161,105
		2,393,458
Health Care Providers & Services - 0.1%
PetIQ, Inc.*(b)	5,553	175,808

Life Sciences Tools & Services - 8.5%
Bio-Techne Corp.	9,406	1,801,907
Illumina, Inc.*	34,935	9,828,613
Luminex Corp.	11,171	229,005
Medpace Holdings, Inc.*	8,896	719,775
NanoString Technologies, Inc.*	8,706	221,829
Pacific Biosciences of California, Inc.*	37,920	210,456
PRA Health Sciences, Inc.*	16,308	1,611,883
Quanterix Corp.*	6,184	162,825
Syneos Health, Inc.*	25,769	1,353,646
		16,139,939
Pharmaceuticals - 7.4%
AcelRx Pharmaceuticals, Inc.*(b)	19,600	45,668
Aclaris Therapeutics, Inc.*	10,096	10,197
Aerie Pharmaceuticals, Inc.*	11,405	247,032
Akorn, Inc.*	31,258	90,336
Amphastar Pharmaceuticals, Inc.*	11,690	262,557
ANI Pharmaceuticals, Inc.*	2,989	195,780
Aquestive Therapeutics, Inc.*(b)	6,203	23,571
Assertio Therapeutics, Inc.*	15,996	23,034
Cara Therapeutics, Inc.*(b)	11,115	260,536
Collegium Pharmaceutical, Inc.*	8,292	96,021
Cymabay Therapeutics, Inc.*	17,062	101,007
Dermira, Inc.*	13,330	106,773
Dova Pharmaceuticals, Inc.*(b)	7,013	105,125
Eloxx Pharmaceuticals, Inc.*(b)	9,899	61,374
Endo International plc*	56,177	133,140
Evolus, Inc.*(b)	6,789	117,042
EyePoint Pharmaceuticals, Inc.*(b)	26,353	39,530
Foamix Pharmaceuticals Ltd.*	13,518	39,067
GW Pharmaceuticals plc, ADR*	7,265	1,034,609
Horizon Therapeutics plc*	45,919	1,268,742
Hutchison China MediTech Ltd., ADR*	8,880	193,495
Innoviva, Inc.*	25,151	291,500
Intra-Cellular Therapies, Inc.*	13,694	117,221
Jazz Pharmaceuticals plc*	14,073	1,803,455
Kala Pharmaceuticals, Inc.*(b)	8,416	34,590
Mylan NV*	128,025	2,492,647
MyoKardia, Inc.*	11,442	615,236
Nektar Therapeutics*	43,293	760,658
Ocular Therapeutix, Inc.*(b)	10,639	45,641
Omeros Corp.*(b)	12,184	225,282
Optinose, Inc.*(b)	10,249	78,507
Pacira BioSciences, Inc.*	10,256	381,933
Paratek Pharmaceuticals, Inc.*(b)	8,051	30,111
Reata Pharmaceuticals, Inc., Class A*(b)	6,064	467,534
resTORbio, Inc.*(b)	8,877	85,397
Revance Therapeutics, Inc.*	10,930	115,858
SIGA Technologies, Inc.*	20,103	100,917
Strongbridge Biopharma plc*	13,455	34,849
Supernus Pharmaceuticals, Inc.*	13,011	351,687
TherapeuticsMD, Inc.*(b)	59,912	173,146
Theravance Biopharma, Inc.*	13,942	307,142
Tricida, Inc.*(b)	12,205	425,832
WaVe Life Sciences Ltd.*	8,509	195,707
Xeris Pharmaceuticals, Inc.*	6,691	77,549
Zogenix, Inc.*	10,543	450,081
		14,117,116
TOTAL COMMON STOCKS (Cost $226,421,184)		174,538,398

Number of Rights

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e) (Cost $–)	13,485	2,427

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 2.9%

INVESTMENT COMPANIES - 2.9%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $5,417,302)	5,417,302	5,417,302

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 15.1%

REPURCHASE AGREEMENTS(g) - 15.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $28,619,433 (Cost $28,612,665)	28,612,665	28,612,665

Total Investments - 110.0% (Cost $260,451,151)		208,570,792
Liabilities in excess of other assets - (10.0%)		(18,919,210)
Net Assets - 100.0%		189,651,582

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $66,596,520.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $6,704,643, collateralized in the form of cash with a value of $5,417,302 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,530,808 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $6,948,110.

(c)          Represents less than 0.05% of net assets.

(d)         Security fair valued as of August 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2019 amounted to $2,427, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $5,417,302.

(g)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

CVR                                             Contingent Value Rights - No defined expiration

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
4,095,714	11/6/2020	Bank of America NA	1.84%	iShares® Nasdaq Biotechnology ETF	(2,042,482)
34,534,450	11/6/2019	Bank of America NA	2.31%	NASDAQ Biotechnology Index®	(3,475,310)
18,890,152	11/6/2019	Citibank NA	2.29%	NASDAQ Biotechnology Index®	(1,040,516)
10,337,894	11/13/2019	Credit Suisse International	2.56%	NASDAQ Biotechnology Index®	(2,142,716)
13,833,735	11/13/2019	Goldman Sachs International	2.64%	NASDAQ Biotechnology Index®	(805,105)
25,288,998	12/7/2020	Goldman Sachs International	2.17%	iShares® Nasdaq Biotechnology ETF	(2,151,496)
2,438,588	12/6/2019	Morgan Stanley & Co. International plc	2.16%	iShares® Nasdaq Biotechnology ETF	(180,673)
6,888,987	12/6/2019	Morgan Stanley & Co. International plc	2.56%	NASDAQ Biotechnology Index®	(608,807)
31,398,058	11/6/2019	Societe Generale	2.61%	NASDAQ Biotechnology Index®	(583,379)
57,840,327	11/6/2019	UBS AG	2.21%	NASDAQ Biotechnology Index®	(1,264,651)
205,546,903					(14,295,135)
				Total Unrealized Depreciation	(14,295,135)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.0%

Electric Utilities - 0.7%
OGE Energy Corp.	11,085	475,214

Energy Equipment & Services - 8.8%
Apergy Corp.*	4,284	111,298
Baker Hughes a GE Co.	28,512	618,425
Core Laboratories NV	2,456	97,233
Dril-Quip, Inc.*	2,006	91,975
Halliburton Co.	48,396	911,781
Helmerich & Payne, Inc.	6,119	230,013
KLX Energy Services Holdings, Inc.*	1,282	12,859
Nabors Industries Ltd.	18,299	30,742
National Oilwell Varco, Inc.	21,370	436,589
Oceaneering International, Inc.*	5,478	70,995
Patterson-UTI Energy, Inc.	11,548	99,890
Schlumberger Ltd.	76,700	2,487,381
TechnipFMC plc	23,322	579,319
Transocean Ltd.*	28,110	127,901
US Silica Holdings, Inc.(b)	4,072	41,412
Valaris plc	10,900	50,794
		5,998,607
Oil, Gas & Consumable Fuels - 85.1%
Antero Resources Corp.*(b)	11,982	37,983
Apache Corp.	20,817	449,023
Cabot Oil & Gas Corp.	23,439	401,276
Centennial Resource Development, Inc., Class A*	10,541	50,807
Cheniere Energy, Inc.*	12,259	731,985
Chesapeake Energy Corp.*(b)	57,895	83,369
Chevron Corp.	105,484	12,417,576
Cimarex Energy Co.	5,617	240,295
CNX Resources Corp.*	10,822	86,251
Concho Resources, Inc.	11,108	812,550
ConocoPhillips	62,582	3,265,529
Continental Resources, Inc.*	4,799	140,131
Delek US Holdings, Inc.	3,916	128,249
Devon Energy Corp.	22,992	505,594
Diamondback Energy, Inc.	8,572	840,742
EOG Resources, Inc.	32,135	2,384,096
EQT Corp.	14,148	143,885
Equitrans Midstream Corp.	11,296	152,383
Exxon Mobil Corp.	234,293	16,044,385
Gulfport Energy Corp.*	8,027	19,265
Hess Corp.	14,114	888,476
HollyFrontier Corp.	8,699	385,888
Kinder Morgan, Inc.	107,803	2,185,167
Marathon Oil Corp.	45,292	536,257
Marathon Petroleum Corp.	36,692	1,805,613
Matador Resources Co.*	5,745	89,909
Murphy Oil Corp.	9,037	164,744
Noble Energy, Inc.	26,481	597,941
Oasis Petroleum, Inc.*	14,977	46,728
Occidental Petroleum Corp.	50,756	2,206,871
ONEOK, Inc.	22,856	1,629,176
Parsley Energy, Inc., Class A*	14,633	262,077
PBF Energy, Inc., Class A	6,637	157,297
PDC Energy, Inc.*	3,670	116,889
Phillips 66	23,128	2,281,115
Pioneer Natural Resources Co.	9,326	1,151,015
QEP Resources, Inc.	13,180	46,921
Range Resources Corp.(b)	11,542	41,089
SemGroup Corp., Class A	3,656	32,319
SM Energy Co.	5,718	54,207
Southwestern Energy Co.*	29,965	47,345
Targa Resources Corp.	12,873	464,973
Valero Energy Corp.	23,105	1,739,344
Whiting Petroleum Corp.*	5,055	33,515
Williams Cos., Inc. (The)	67,100	1,583,560
World Fuel Services Corp.	3,723	142,963
WPX Energy, Inc.*	21,979	236,494
		57,863,267
Semiconductors & Semiconductor Equipment - 0.4%
First Solar, Inc.*	4,201	260,756

TOTAL COMMON STOCKS (Cost $90,425,849)		64,597,844

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $63,293)	63,293	63,293

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 20.0%

REPURCHASE AGREEMENTS(d) - 20.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $13,591,187 (Cost $13,587,973)	13,587,973	13,587,973

Total Investments - 115.1% (Cost $104,077,115)		78,249,110
Liabilities in excess of other assets - (15.1%)		(10,242,861)
Net Assets - 100.0%		68,006,249

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,515,249.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $75,830, collateralized in the form of cash with a value of $63,293 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $22,269 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from September 5, 2019 — February 15, 2048; a total value of $85,562.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $63,293.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
691,393	11/6/2019	Bank of America NA	2.21%	iShares® U.S. Energy ETF	47,234
20,323,497	11/6/2019	Bank of America NA	2.51%	Dow Jones U.S. Oil & GasSM Index	(1,913,314)
8,628,891	11/6/2019	Citibank NA	2.44%	Dow Jones U.S. Oil & GasSM Index	(1,023,780)
8,851,957	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. Oil & GasSM Index	(1,381,019)
3,449,328	11/6/2019	Goldman Sachs International	2.64%	Dow Jones U.S. Oil & GasSM Index	(638,216)
9,356,704	11/6/2019	Goldman Sachs International	2.17%	iShares® U.S. Energy ETF	(1,777,012)
1,307,599	12/6/2019	Morgan Stanley & Co. International plc	2.26%	iShares® U.S. Energy ETF	(743,862)
3,000,455	11/13/2019	Morgan Stanley & Co. International plc	2.71%	Dow Jones U.S. Oil & GasSM Index	(2,465,371)
14,748,293	11/6/2019	Societe Generale	2.61%	Dow Jones U.S. Oil & GasSM Index	(2,986,516)
986,276	11/6/2019	UBS AG	2.21%	Dow Jones U.S. Oil & GasSM Index	(4,213,964)
71,344,393					(17,095,820)
				Total Unrealized Appreciation	47,234
				Total Unrealized Depreciation	(17,143,054)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.7%

Airlines - 0.4%
American Airlines Group, Inc.	85,236	2,242,559
United Airlines Holdings, Inc.*	50,423	4,251,163
		6,493,722
Automobiles - 0.4%
Tesla, Inc.*(b)	33,971	7,664,197

Beverages - 2.3%
Monster Beverage Corp.*	104,160	6,111,067
PepsiCo, Inc.	268,614	36,727,592
		42,838,659
Biotechnology - 4.7%
Alexion Pharmaceuticals, Inc.*	42,967	4,329,355
Amgen, Inc.	116,876	24,382,671
Biogen, Inc.*	37,150	8,163,712
BioMarin Pharmaceutical, Inc.*	34,317	2,575,834
Celgene Corp.*	135,142	13,081,746
Gilead Sciences, Inc.	243,655	15,481,839
Incyte Corp.*	41,094	3,362,311
Regeneron Pharmaceuticals, Inc.*	20,648	5,988,952
Vertex Pharmaceuticals, Inc.*	49,081	8,835,562
		86,201,982
Commercial Services & Supplies - 0.3%
Cintas Corp.	20,035	5,285,233

Communications Equipment - 2.1%
Cisco Systems, Inc.	820,274	38,397,026

Electric Utilities - 0.4%
Xcel Energy, Inc.	98,622	6,333,505

Entertainment - 2.4%
Activision Blizzard, Inc.	146,778	7,426,967
Electronic Arts, Inc.*	56,963	5,336,294
NetEase, Inc., ADR	13,980	3,564,900
Netflix, Inc.*	83,780	24,610,375
Take-Two Interactive Software, Inc.*	21,565	2,845,933
		43,784,469
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	84,290	24,845,320
Walgreens Boots Alliance, Inc.	175,192	8,968,079
		33,813,399
Food Products - 1.2%
Kraft Heinz Co. (The)	233,664	5,963,105
Mondelez International, Inc., Class A	276,014	15,241,493
		21,204,598
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc.*	15,330	2,807,076
IDEXX Laboratories, Inc.*	16,480	4,774,915
Intuitive Surgical, Inc.*	22,116	11,308,796
		18,890,787
Health Care Providers & Services - 0.1%
Henry Schein, Inc.*	28,570	1,760,483

Health Care Technology - 0.2%
Cerner Corp.	62,355	4,296,883

Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc., Class A	63,807	8,043,511
Starbucks Corp.	232,089	22,410,514
Wynn Resorts Ltd.	20,636	2,273,055
		32,727,080
Insurance - 0.3%
Willis Towers Watson plc	24,764	4,902,529

Interactive Media & Services - 11.9%
Alphabet, Inc., Class A*	53,143	63,268,336
Alphabet, Inc., Class C*	60,594	71,991,731
Baidu, Inc., ADR*	53,398	5,578,489
Facebook, Inc., Class A*	418,752	77,749,684
		218,588,240
Internet & Direct Marketing Retail - 10.4%
Amazon.com, Inc.*	85,028	151,034,386
Booking Holdings, Inc.*	8,293	16,307,438
Ctrip.com International Ltd., ADR*	93,311	3,021,410
eBay, Inc.	167,002	6,728,511
Expedia Group, Inc.	26,063	3,390,796
JD.com, Inc., ADR*	177,293	5,407,437
MercadoLibre, Inc.*	9,452	5,620,159
		191,510,137
IT Services - 3.8%
Automatic Data Processing, Inc.	83,401	14,164,826
Cognizant Technology Solutions Corp., Class A	109,085	6,696,728
Fiserv, Inc.*	129,494	13,848,088
Paychex, Inc.	68,869	5,626,597
PayPal Holdings, Inc.*	225,143	24,551,844
VeriSign, Inc.*	22,836	4,655,119
		69,543,202
Leisure Products - 0.1%
Hasbro, Inc.	24,116	2,664,095

Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	28,170	7,925,348

Machinery - 0.2%
PACCAR, Inc.	66,383	4,352,070

Media - 3.8%
Charter Communications, Inc., Class A*	42,808	17,533,729
Comcast Corp., Class A	867,917	38,414,007
Fox Corp., Class A	66,118	2,193,134
Fox Corp., Class B	50,303	1,649,938
Liberty Global plc, Class A*	39,324	1,050,737
Liberty Global plc, Class C*	99,822	2,607,351
Sirius XM Holdings, Inc.	882,842	5,447,135
		68,896,031
Multiline Retail - 0.3%
Dollar Tree, Inc.*	45,524	4,622,052

Pharmaceuticals - 0.1%
Mylan NV*	98,771	1,923,071

Professional Services - 0.3%
Verisk Analytics, Inc.	31,362	5,066,218

Road & Rail - 0.7%
CSX Corp.	155,050	10,391,451

Investments	Shares	Value ($)
JB Hunt Transport Services, Inc.	20,833	2,250,797
		12,642,248

Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc.*	207,257	6,518,233
Analog Devices, Inc.	70,856	7,782,114
Applied Materials, Inc.	179,376	8,613,636
ASML Holding NV (Registered), NYRS	14,023	3,121,660
Broadcom, Inc.	75,850	21,438,244
Intel Corp.	857,884	40,672,280
KLA Corp.	30,972	4,580,759
Lam Research Corp.	28,726	6,047,110
Maxim Integrated Products, Inc.	52,203	2,847,152
Microchip Technology, Inc.	45,593	3,936,044
Micron Technology, Inc.*	212,067	9,600,273
NVIDIA Corp.	116,701	19,548,585
NXP Semiconductors NV	62,983	6,433,084
QUALCOMM, Inc.	232,950	18,116,521
Skyworks Solutions, Inc.	33,086	2,490,383
Texas Instruments, Inc.	179,780	22,247,775
Xilinx, Inc.	48,656	5,063,143
		189,056,996
Software - 13.7%
Adobe, Inc.*	93,503	26,602,539
Autodesk, Inc.*	42,185	6,024,862
Cadence Design Systems, Inc.*	53,852	3,687,785
Check Point Software Technologies Ltd.*	29,175	3,142,148
Citrix Systems, Inc.	25,226	2,345,513
Intuit, Inc.	49,675	14,324,283
Microsoft Corp.	1,323,090	182,401,187
Symantec Corp.	118,456	2,754,102
Synopsys, Inc.*	28,720	4,072,783
Workday, Inc., Class A*	31,044	5,503,480
		250,858,682
Specialty Retail - 0.9%
O’Reilly Automotive, Inc.*	15,000	5,756,400
Ross Stores, Inc.	70,406	7,463,740
Ulta Beauty, Inc.*	11,200	2,662,576
		15,882,716
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	794,460	165,835,580
NetApp, Inc.	47,324	2,274,392
Western Digital Corp.	56,146	3,215,481
		171,325,453
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	23,547	4,348,425

Trading Companies & Distributors - 0.2%
Fastenal Co.	109,726	3,359,810

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	163,705	12,777,175

TOTAL COMMON STOCKS (Cost $1,616,964,237)		1,589,936,521

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $176,023)	176,023	176,023

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.7%

REPURCHASE AGREEMENTS(e) - 5.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $105,262,575 (Cost $105,237,682)	105,237,682	105,237,682

Total Investments - 92.4% (Cost $1,722,377,942)		1,695,350,226
Other Assets Less Liabilities - 7.6%		138,990,755
Net Assets - 100.0%		1,834,340,981

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $343,058,148.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $6,980,148, collateralized in the form of cash with a value of $176,023 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,044,249 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 3.75%, and maturity dates ranging from September 12, 2019 — February 15, 2047; a total value of $7,220,272.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $176,023.

(d)         Represents less than 0.05% of net assets.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

NYRS                                      New York Registry Shares

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	750	9/20/2019	USD	$115,368,750	$578,916

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
44,486,744	11/6/2019	Bank of America NA	2.31%	NASDAQ-100 Index®	(25,056,609)
210,933,366	11/6/2019	BNP Paribas SA	2.71%	NASDAQ-100 Index®	11,035,870
103,240,661	11/6/2019	Citibank NA	2.66%	NASDAQ-100 Index®	(1,137,213)
259,244,398	11/6/2020	Credit Suisse International	2.81%	NASDAQ-100 Index®	(35,256,248)
20,041,823	11/6/2020	Deutsche Bank AG	2.74%	NASDAQ-100 Index®	89,117,289
236,302,376	11/6/2020	Goldman Sachs International	2.69%	NASDAQ-100 Index®	55,063,843
317,320,589	11/6/2019	Goldman Sachs International	2.49%	PowerShares QQQ TrustSM, Series 1	28,311,595
12,671,338	11/6/2019	Morgan Stanley & Co. International plc	2.81%	NASDAQ-100 Index®	6,548,671
114,959,222	11/6/2019	Morgan Stanley & Co. International plc	2.61%	PowerShares QQQ TrustSM, Series 1	1,310,745
332,750,184	11/6/2019	Societe Generale	2.56%	NASDAQ-100 Index®	5,403,790
311,513,411	11/6/2020	UBS AG	3.01%	NASDAQ-100 Index®	(2,799,012)
1,963,464,112					132,542,721
				Total Unrealized Appreciation	196,791,803
				Total Unrealized Depreciation	(64,249,082)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.1%

Equity Real Estate Investment Trusts (REITs) - 70.8%
Acadia Realty Trust	7,702	210,650
Alexandria Real Estate Equities, Inc.	10,508	1,574,519
American Campus Communities, Inc.	12,768	593,457
American Homes 4 Rent, Class A	24,194	618,882
American Tower Corp.	41,101	9,461,039
Apartment Investment & Management Co., Class A	13,841	705,891
Apple Hospitality REIT, Inc.	19,570	311,750
AvalonBay Communities, Inc.	12,962	2,755,203
Boston Properties, Inc.	14,366	1,844,882
Brandywine Realty Trust	16,382	235,082
Brixmor Property Group, Inc.	27,708	510,658
Camden Property Trust	8,996	973,817
Colony Capital, Inc.	45,101	202,954
Columbia Property Trust, Inc.	10,872	232,552
CoreCivic, Inc.	11,070	187,636
CoreSite Realty Corp.	3,424	397,800
Corporate Office Properties Trust	10,400	300,456
Cousins Properties, Inc.	13,514	468,936
Crown Castle International Corp.	38,653	5,611,256
CubeSmart	17,530	629,152
CyrusOne, Inc.	10,520	772,799
DiamondRock Hospitality Co.	18,728	177,354
Digital Realty Trust, Inc.	19,360	2,393,477
Douglas Emmett, Inc.	15,049	635,068
Duke Realty Corp.	33,417	1,111,784
EastGroup Properties, Inc.	3,421	425,983
EPR Properties	7,021	549,393
Equinix, Inc.	7,813	4,346,216
Equity Commonwealth	11,331	381,401
Equity LifeStyle Properties, Inc.	8,358	1,125,990
Equity Residential	34,443	2,919,389
Essex Property Trust, Inc.	6,112	1,963,541
Extra Space Storage, Inc.	11,858	1,445,727
Federal Realty Investment Trust	6,965	899,948
First Industrial Realty Trust, Inc.	11,759	458,013
Gaming and Leisure Properties, Inc.	18,766	734,126
GEO Group, Inc. (The)	11,265	193,307
HCP, Inc.	44,442	1,542,582
Healthcare Realty Trust, Inc.	12,021	399,458
Healthcare Trust of America, Inc., Class A	19,071	540,854
Highwoods Properties, Inc.	9,650	416,976
Hospitality Properties Trust	15,292	369,149
Host Hotels & Resorts, Inc.	68,898	1,105,124
Hudson Pacific Properties, Inc.	14,351	487,934
Invitation Homes, Inc.	38,959	1,120,461
Iron Mountain, Inc.	26,673	849,535
JBG SMITH Properties	11,220	429,277
Kilroy Realty Corp.	9,386	730,794
Kimco Realty Corp.	39,250	721,415
Lamar Advertising Co., Class A	7,962	610,287
Lexington Realty Trust	19,435	201,930
Liberty Property Trust	13,791	718,787
Life Storage, Inc.	4,339	459,760
Macerich Co. (The)	9,854	281,135
Mack-Cali Realty Corp.	8,409	171,291
Medical Properties Trust, Inc.	40,774	757,989
Mid-America Apartment Communities, Inc.	10,605	1,343,441
National Health Investors, Inc.	4,021	333,582
National Retail Properties, Inc.	15,129	849,493
Omega Healthcare Investors, Inc.	19,951	811,607
Outfront Media, Inc.	13,167	361,829
Paramount Group, Inc.	18,752	247,151
Park Hotels & Resorts, Inc.	18,743	441,398
Pebblebrook Hotel Trust	12,145	327,551
Physicians Realty Trust	17,229	298,406
Piedmont Office Realty Trust, Inc., Class A	11,681	230,583
PotlatchDeltic Corp.	6,290	242,039
Prologis, Inc.	58,651	4,904,397
Public Storage	13,961	3,696,035
Rayonier, Inc.	12,056	323,101
Realty Income Corp.	29,272	2,160,566
Regency Centers Corp.	15,532	1,001,969
Retail Properties of America, Inc., Class A	19,856	225,564
RLJ Lodging Trust	16,145	261,710
Ryman Hospitality Properties, Inc.	4,774	380,297
Sabra Health Care REIT, Inc.	16,432	355,260
SBA Communications Corp.	10,530	2,763,388
Senior Housing Properties Trust	22,107	187,688
Simon Property Group, Inc.	28,729	4,278,897
SITE Centers Corp.	13,256	183,728
SL Green Realty Corp.	7,844	629,246
Spirit Realty Capital, Inc.	8,127	389,608
STORE Capital Corp.	18,789	709,473
Sun Communities, Inc.	8,389	1,239,894
Sunstone Hotel Investors, Inc.	21,251	279,238
Tanger Factory Outlet Centers, Inc.(b)	8,749	123,711
Taubman Centers, Inc.	5,692	222,273
UDR, Inc.	26,204	1,262,509
Uniti Group, Inc.(b)	17,122	126,532
Urban Edge Properties	11,199	196,094
Ventas, Inc.	34,348	2,520,800
VEREIT, Inc.	90,509	882,463
VICI Properties, Inc.	38,065	843,520
Vornado Realty Trust	16,138	975,865
Washington REIT	7,438	197,033
Weingarten Realty Investors	11,123	294,648
Welltower, Inc.	37,653	3,372,203
Weyerhaeuser Co.	69,254	1,822,073
WP Carey, Inc.	15,851	1,423,420
Xenia Hotels & Resorts, Inc.	10,472	211,639
		104,206,748
Mortgage Real Estate Investment Trusts (REITs) - 3.1%
AGNC Investment Corp.	49,871	741,582
Annaly Capital Management, Inc.	135,400	1,123,820
Blackstone Mortgage Trust, Inc., Class A	11,459	398,773
Chimera Investment Corp.	17,404	331,894
Invesco Mortgage Capital, Inc.	11,961	179,774
MFA Financial, Inc.	41,887	300,330
New Residential Investment Corp.	38,632	543,552
Starwood Property Trust, Inc.	26,070	610,820
Two Harbors Investment Corp.	25,364	320,347
		4,550,892

Investments	Shares	Value ($)
Professional Services - 1.4%
CoStar Group, Inc.*	3,395	2,087,484

Real Estate Management & Development - 1.8%
CBRE Group, Inc., Class A*	29,086	1,520,325
Howard Hughes Corp. (The)*	3,644	460,128
Jones Lang LaSalle, Inc.	4,071	545,718
Realogy Holdings Corp.(b)	10,612	50,725
		2,576,896
TOTAL COMMON STOCKS (Cost $118,357,105)		113,422,020

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $120,788)	120,788	120,788

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 6.6%

REPURCHASE AGREEMENTS(d) - 6.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $9,704,868 (Cost $9,702,573)	9,702,573	9,702,573

Total Investments - 83.8% (Cost $128,180,466)		123,245,381
Other Assets Less Liabilities - 16.2%		23,852,082
Net Assets - 100.0%		147,097,463

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,933,849.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $114,666, collateralized in the form of cash with a value of $120,788 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $120,788.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
19,085,580	11/6/2019	Bank of America NA	3.16%	Dow Jones U.S. Real EstateSM Index	3,247,746
21,710,568	11/6/2020	Bank of America NA	2.46%	iShares® U.S. Real Estate ETF	3,603,212
6,306,427	12/7/2020	BNP Paribas SA	2.76%	Dow Jones U.S. Real EstateSM Index	127,712
5,514,059	11/6/2020	Citibank NA	2.84%	Dow Jones U.S. Real EstateSM Index	650,829
19,390,386	11/6/2020	Credit Suisse International	2.81%	Dow Jones U.S. Real EstateSM Index	4,353,909
12,642,344	11/13/2020	Deutsche Bank AG	2.69%	Dow Jones U.S. Real EstateSM Index	3,948,314
18,344,764	11/13/2019	Goldman Sachs International	2.17%	iShares® U.S. Real Estate ETF	1,426,316
49,521,314	11/6/2020	Goldman Sachs International	2.64%	Dow Jones U.S. Real EstateSM Index	2,278,629
185,996	12/6/2019	Morgan Stanley & Co. International plc	2.61%	Dow Jones U.S. Real EstateSM Index	27,071
292,246	11/13/2019	Morgan Stanley & Co. International plc	2.16%	iShares® U.S. Real Estate ETF	(2,357,121)
16,185,680	11/6/2020	Societe Generale	2.66%	Dow Jones U.S. Real EstateSM Index	3,983,418
11,926,595	1/6/2020	UBS AG	2.56%	Dow Jones U.S. Real EstateSM Index	3,018,126
181,105,959					24,308,161
				Total Unrealized Appreciation	26,665,282
				Total Unrealized Depreciation	(2,357,121)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.6%

Aerospace & Defense - 1.2%
AAR Corp.	1,951	83,815
Aerojet Rocketdyne Holdings, Inc.*	4,276	223,335
AeroVironment, Inc.*	1,245	64,155
Astronics Corp.*	1,420	39,064
Axon Enterprise, Inc.*	3,412	204,618
Cubic Corp.	1,829	126,695
Ducommun, Inc.*	628	25,861
Kratos Defense & Security Solutions, Inc.*	5,271	105,262
Maxar Technologies, Inc.(b)	3,499	24,773
Mercury Systems, Inc.*	3,123	267,422
Moog, Inc., Class A	1,882	152,912
National Presto Industries, Inc.	291	24,942
Park Aerospace Corp.	1,082	18,286
Parsons Corp.*	1,094	37,218
Triumph Group, Inc.	2,901	60,283
Vectrus, Inc.*	660	26,703
Wesco Aircraft Holdings, Inc.*	3,116	34,276
		1,519,620
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	3,422	69,124
Atlas Air Worldwide Holdings, Inc.*	1,359	35,130
Echo Global Logistics, Inc.*	1,602	32,104
Forward Air Corp.	1,675	104,353
Hub Group, Inc., Class A*	1,929	83,063
Radiant Logistics, Inc.*	2,285	11,151
		334,925
Airlines - 0.4%
Allegiant Travel Co.	761	108,054
Hawaiian Holdings, Inc.	2,787	68,031
Mesa Air Group, Inc.*	1,217	7,862
SkyWest, Inc.	2,930	167,772
Spirit Airlines, Inc.*	4,011	150,573
		502,292
Auto Components - 0.9%
Adient plc	5,130	103,472
American Axle & Manufacturing Holdings, Inc.*	6,560	41,590
Cooper Tire & Rubber Co.	2,941	69,084
Cooper-Standard Holdings, Inc.*	1,018	38,114
Dana, Inc.	8,456	107,645
Dorman Products, Inc.*	1,575	111,951
Fox Factory Holding Corp.*	2,203	158,704
Gentherm, Inc.*	1,975	72,483
LCI Industries	1,426	120,854
Modine Manufacturing Co.*	2,896	29,568
Motorcar Parts of America, Inc.*	1,095	15,910
Standard Motor Products, Inc.	1,233	54,634
Stoneridge, Inc.*	1,623	49,842
Tenneco, Inc., Class A	2,968	25,881
Tower International, Inc.	1,169	36,157
Visteon Corp.*	1,653	114,008
		1,149,897
Automobiles - 0.0%(c)
Winnebago Industries, Inc.	1,819	58,244

Banks - 8.3%
1st Constitution Bancorp	440	7,660
1st Source Corp.	826	36,650
ACNB Corp.	401	13,506
Allegiance Bancshares, Inc.*	1,138	36,883
Amalgamated Bank, Class A	809	12,984
Amerant Bancorp, Inc.*(b)	1,134	18,779
American National Bankshares, Inc.	627	21,443
Ameris Bancorp	3,827	134,672
Ames National Corp.	521	13,791
Arrow Financial Corp.	725	23,316
Atlantic Capital Bancshares, Inc.*	1,381	22,510
Atlantic Union Bankshares Corp.	4,756	171,739
Banc of California, Inc.	2,651	38,625
BancFirst Corp.	1,091	58,663
Bancorp, Inc. (The)*	2,937	26,815
BancorpSouth Bank	5,599	154,476
Bank First Corp.	339	18,452
Bank of Commerce Holdings	1,015	10,150
Bank of Marin Bancorp	783	31,798
Bank of NT Butterfield & Son Ltd. (The)	3,201	88,220
Bank of Princeton (The)	329	8,784
Bank7 Corp.*	219	3,940
BankFinancial Corp.	815	9,503
Bankwell Financial Group, Inc.	389	10,235
Banner Corp.	2,021	108,952
Bar Harbor Bankshares	892	19,686
Baycom Corp.*	607	13,415
BCB Bancorp, Inc.	816	10,086
Berkshire Hills Bancorp, Inc.	2,707	79,396
Boston Private Financial Holdings, Inc.	4,853	51,539
Bridge Bancorp, Inc.	953	25,645
Brookline Bancorp, Inc.	4,587	64,401
Bryn Mawr Bank Corp.	1,165	39,726
Business First Bancshares, Inc.	729	17,219
Byline Bancorp, Inc.*	1,363	23,444
C&F Financial Corp.	193	9,148
Cadence Bancorp	7,349	112,954
Cambridge Bancorp(b)	252	18,633
Camden National Corp.	896	37,148
Capital Bancorp, Inc.*	465	5,626
Capital City Bank Group, Inc.	787	19,187
Capstar Financial Holdings, Inc.	855	13,218
Carolina Financial Corp.	1,225	41,834
Carter Bank & Trust*(b)	1,325	25,029
Cathay General Bancorp	4,486	148,890
CBTX, Inc.	1,090	29,354
CenterState Bank Corp.	7,364	166,574
Central Pacific Financial Corp.	1,634	45,458
Central Valley Community Bancorp	682	13,354
Century Bancorp, Inc., Class A	162	13,122
Chemung Financial Corp.	207	8,319
Citizens & Northern Corp.	700	16,604
City Holding Co.	941	69,963
Civista Bancshares, Inc.	896	18,305
CNB Financial Corp.	849	22,448
Coastal Financial Corp.*	453	6,691
Codorus Valley Bancorp, Inc.	536	11,985
Colony Bankcorp, Inc.	435	6,943
Columbia Banking System, Inc.	4,301	148,428
Community Bank System, Inc.	2,975	181,445
Community Bankers Trust Corp.	1,265	9,816

Investments	Shares	Value ($)
Community Financial Corp. (The)	286	8,989
Community Trust Bancorp, Inc.	905	35,204
ConnectOne Bancorp, Inc.	1,938	39,690
Customers Bancorp, Inc.*	1,660	31,357
CVB Financial Corp.	7,814	160,734
DNB Financial Corp.(b)	202	8,314
Eagle Bancorp, Inc.	1,969	80,217
Enterprise Bancorp, Inc.	521	15,073
Enterprise Financial Services Corp.	1,440	56,765
Equity Bancshares, Inc., Class A*	884	22,365
Esquire Financial Holdings, Inc.*	374	8,789
Evans Bancorp, Inc.	276	9,414
Farmers & Merchants Bancorp, Inc.	591	15,118
Farmers National Banc Corp.	1,497	20,209
FB Financial Corp.	995	35,691
Fidelity D&D Bancorp, Inc.	161	8,857
Financial Institutions, Inc.	906	26,328
First Bancorp, Inc.	598	15,189
First Bancorp/NC	1,712	60,297
First Bancorp/PR	12,563	120,354
First Bancshares, Inc. (The)	969	30,562
First Bank	971	10,254
First Busey Corp.	3,037	74,406
First Business Financial Services, Inc.	488	11,004
First Capital, Inc.	190	10,754
First Choice Bancorp	591	12,376
First Commonwealth Financial Corp.	5,726	70,831
First Community Bankshares, Inc.	897	28,534
First Financial Bancorp	5,702	133,541
First Financial Bankshares, Inc.	7,612	233,079
First Financial Corp.	689	27,973
First Financial Northwest, Inc.	463	6,352
First Foundation, Inc.	2,285	31,899
First Guaranty Bancshares, Inc.	273	5,182
First Internet Bancorp	573	11,586
First Interstate BancSystem, Inc., Class A	2,191	85,449
First Merchants Corp.	2,906	103,802
First Mid Bancshares, Inc.	851	27,309
First Midwest Bancorp, Inc.	6,235	119,712
First Northwest Bancorp	521	8,326
First of Long Island Corp. (The)	1,402	30,508
Flushing Financial Corp.	1,582	30,517
FNCB Bancorp, Inc.(b)	999	7,353
Franklin Financial Network, Inc.	768	22,218
Franklin Financial Services Corp.(b)	245	7,737
Fulton Financial Corp.	9,657	154,029
FVCBankcorp, Inc.*	710	11,751
German American Bancorp, Inc.	1,341	40,941
Glacier Bancorp, Inc.	4,962	196,942
Great Southern Bancorp, Inc.	649	36,565
Great Western Bancorp, Inc.	3,349	99,901
Guaranty Bancshares, Inc.	483	14,558
Hancock Whitney Corp.	5,008	175,831
Hanmi Financial Corp.	1,774	31,772
HarborOne Bancorp, Inc.*	1,535	15,289
Hawthorn Bancshares, Inc.	332	7,337
Heartland Financial USA, Inc.	1,919	83,918
Heritage Commerce Corp.	2,444	28,326
Heritage Financial Corp.	2,144	56,130
Hilltop Holdings, Inc.	4,244	100,795
Home BancShares, Inc.	9,085	160,986
HomeTrust Bancshares, Inc.	943	23,782
Hope Bancorp, Inc.	7,059	94,661
Horizon Bancorp, Inc.	2,182	35,479
Howard Bancorp, Inc.*	755	11,166
IBERIABANK Corp.	3,156	217,732
Independent Bank Corp.	1,944	131,434
Independent Bank Corp./MI	1,321	25,667
Independent Bank Group, Inc.	2,121	103,738
International Bancshares Corp.	3,255	115,845
Investar Holding Corp.	546	12,678
Investors Bancorp, Inc.	13,494	149,783
Lakeland Bancorp, Inc.	2,853	42,453
Lakeland Financial Corp.	1,441	60,998
LCNB Corp.	729	12,225
LegacyTexas Financial Group, Inc.	2,819	113,888
Level One Bancorp, Inc.	302	7,094
Live Oak Bancshares, Inc.	1,492	26,766
Macatawa Bank Corp.	1,523	15,062
Mackinac Financial Corp.	540	7,636
MainStreet Bancshares, Inc.*	415	8,844
Malvern Bancorp, Inc.*	443	9,369
Mercantile Bank Corp.	938	28,862
Metropolitan Bank Holding Corp.*	412	14,914
Mid Penn Bancorp, Inc.(b)	404	9,797
Midland States Bancorp, Inc.	1,268	32,676
MidSouth Bancorp, Inc.	919	9,512
MidWestOne Financial Group, Inc.	693	20,076
MutualFirst Financial, Inc.	346	10,439
MVB Financial Corp.	554	10,437
National Bank Holdings Corp., Class A	1,727	56,369
National Bankshares, Inc.	371	12,428
NBT Bancorp, Inc.	2,499	87,390
Nicolet Bankshares, Inc.*	481	30,486
Northeast Bank	440	9,236
Northrim Bancorp, Inc.	395	14,299
Norwood Financial Corp.(b)	339	10,414
Oak Valley Bancorp	401	6,476
OFG Bancorp	2,961	60,760
Ohio Valley Banc Corp.	242	7,795
Old Line Bancshares, Inc.	892	23,567
Old National Bancorp	10,126	170,117
Old Second Bancorp, Inc.	1,698	20,019
Opus Bank	1,280	26,573
Origin Bancorp, Inc.	1,133	36,301
Orrstown Financial Services, Inc.	598	12,761
Pacific Mercantile Bancorp*	1,136	8,634
Pacific Premier Bancorp, Inc.	3,593	105,850
Park National Corp.	788	70,983
Parke Bancorp, Inc.	524	11,931
PCB Bancorp	724	11,924
Peapack Gladstone Financial Corp.	1,106	31,112
Penns Woods Bancorp, Inc.	268	11,066
Peoples Bancorp of North Carolina, Inc.	270	7,525
Peoples Bancorp, Inc.	1,054	32,368
Peoples Financial Services Corp.	404	18,087
People’s Utah Bancorp	916	24,274
Preferred Bank	822	41,067
Premier Financial Bancorp, Inc.	762	11,811
QCR Holdings, Inc.	861	30,402
RBB Bancorp	951	17,527
Red River Bancshares, Inc.*	42	1,795

Investments	Shares	Value ($)
Reliant Bancorp, Inc.	596	13,654
Renasant Corp.	3,334	109,322
Republic Bancorp, Inc., Class A	566	24,027
Republic First Bancorp, Inc.*	2,554	10,331
S&T Bancorp, Inc.	1,976	67,619
Sandy Spring Bancorp, Inc.	2,059	68,935
SB One Bancorp	480	10,714
Seacoast Banking Corp. of Florida*	2,955	68,970
Select Bancorp, Inc.*	958	10,442
ServisFirst Bancshares, Inc.	2,785	84,664
Shore Bancshares, Inc.	738	11,336
Sierra Bancorp	828	20,402
Simmons First National Corp., Class A	5,317	127,608
SmartFinancial, Inc.*	744	14,419
South Plains Financial, Inc.	198	3,239
South State Corp.	2,052	151,017
Southern First Bancshares, Inc.*	409	15,612
Southern National Bancorp of Virginia, Inc.	1,154	16,871
Southside Bancshares, Inc.	1,877	61,810
Spirit of Texas Bancshares, Inc.*	688	14,173
Stock Yards Bancorp, Inc.	1,186	43,052
Summit Financial Group, Inc.	652	16,059
Tompkins Financial Corp.	863	68,263
Towne Bank	3,902	102,506
TriCo Bancshares	1,565	55,338
TriState Capital Holdings, Inc.*	1,428	28,203
Triumph Bancorp, Inc.*	1,439	43,156
Trustmark Corp.	3,764	123,008
UMB Financial Corp.	2,593	161,596
Union Bankshares, Inc.	229	6,284
United Bankshares, Inc.	5,710	210,585
United Community Banks, Inc.	4,612	121,803
United Security Bancshares	789	8,190
Unity Bancorp, Inc.	460	9,030
Univest Financial Corp.	1,682	42,571
Valley National Bancorp	18,997	199,658
Veritex Holdings, Inc.	3,076	72,594
Washington Trust Bancorp, Inc.	884	41,018
WesBanco, Inc.	3,092	105,808
West Bancorporation, Inc.	935	19,485
Westamerica Bancorp	1,528	94,140
		10,624,740
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	488	213,949
Celsius Holdings, Inc.*(b)	1,470	6,027
Coca-Cola Consolidated, Inc.	274	92,231
Craft Brew Alliance, Inc.*	679	6,824
MGP Ingredients, Inc.(b)	759	36,561
National Beverage Corp.(b)	691	28,262
New Age Beverages Corp.*(b)	4,232	12,866
Primo Water Corp.*	2,049	25,059
		421,779
Biotechnology - 6.3%
Abeona Therapeutics, Inc.*	1,884	2,901
ACADIA Pharmaceuticals, Inc.*	6,165	170,524
Acceleron Pharma, Inc.*	2,635	118,338
Achillion Pharmaceuticals, Inc.*	7,971	34,674
Acorda Therapeutics, Inc.*	2,624	8,476
Adamas Pharmaceuticals, Inc.*(b)	1,321	8,336
ADMA Biologics, Inc.*(b)	1,602	7,177
Aduro Biotech, Inc.*	3,832	4,713
Adverum Biotechnologies, Inc.*	3,108	32,106
Aeglea BioTherapeutics, Inc.*	1,530	11,942
Affimed NV*	3,524	9,797
Agenus, Inc.*	6,123	17,634
AgeX Therapeutics, Inc.*(b)	1,244	3,384
Aimmune Therapeutics, Inc.*	2,600	53,014
Akcea Therapeutics, Inc.*(b)	726	15,290
Akebia Therapeutics, Inc.*	6,907	28,526
Albireo Pharma, Inc.*	604	14,768
Alder Biopharmaceuticals, Inc.*	4,268	38,199
Aldeyra Therapeutics, Inc.*	1,320	5,821
Alector, Inc.*	575	9,465
Allakos, Inc.*(b)	1,016	89,875
Allogene Therapeutics, Inc.*(b)	2,270	61,812
AMAG Pharmaceuticals, Inc.*(b)	1,969	21,502
Amicus Therapeutics, Inc.*	13,548	133,990
AnaptysBio, Inc.*	1,437	58,414
Anavex Life Sciences Corp.*(b)	2,512	6,632
Anika Therapeutics, Inc.*	809	45,919
Apellis Pharmaceuticals, Inc.*	2,826	82,237
Arcus Biosciences, Inc.*	1,845	14,409
Ardelyx, Inc.*	2,758	9,377
Arena Pharmaceuticals, Inc.*	2,925	154,703
ArQule, Inc.*	5,967	53,464
Arrowhead Pharmaceuticals, Inc.*(b)	5,464	186,705
Assembly Biosciences, Inc.*	1,323	14,963
Atara Biotherapeutics, Inc.*	2,595	35,033
Athenex, Inc.*(b)	3,469	51,098
Athersys, Inc.*(b)	7,492	9,964
Audentes Therapeutics, Inc.*	2,566	79,803
Avid Bioservices, Inc.*	3,279	22,625
Avrobio, Inc.*	917	17,863
Axcella Health, Inc.*	94	651
Beyondspring, Inc.*	626	11,299
BioCryst Pharmaceuticals, Inc.*(b)	6,444	19,268
Biohaven Pharmaceutical Holding Co. Ltd.*	1,948	76,342
BioSpecifics Technologies Corp.*	358	19,719
Bioxcel Therapeutics, Inc.*(b)	352	3,453
Blueprint Medicines Corp.*	2,860	219,276
Calithera Biosciences, Inc.*	2,013	7,992
Calyxt, Inc.*(b)	547	3,386
CareDx, Inc.*	2,406	54,905
CASI Pharmaceuticals, Inc.*(b)	2,951	9,620
Catalyst Pharmaceuticals, Inc.*	5,644	34,767
Celcuity, Inc.*	343	6,171
Cellular Biomedicine Group, Inc.*(b)	707	8,724
CEL-SCI Corp.*(b)	1,540	11,042
Checkpoint Therapeutics, Inc.*(b)	1,351	4,229
ChemoCentryx, Inc.*	2,385	15,884
Chimerix, Inc.*	2,804	5,664
Clovis Oncology, Inc.*(b)	2,859	16,039
Coherus Biosciences, Inc.*(b)	3,621	80,350
Concert Pharmaceuticals, Inc.*	1,260	12,688
Constellation Pharmaceuticals, Inc.*	904	6,554
Corbus Pharmaceuticals Holdings, Inc.*(b)	3,470	17,975
Cortexyme, Inc.*(b)	168	3,335
Crinetics Pharmaceuticals, Inc.*(b)	647	10,261
Cue Biopharma, Inc.*	1,057	8,657
Cyclerion Therapeutics, Inc.*	1,383	13,152

Investments	Shares	Value ($)
Cytokinetics, Inc.*	3,204	45,016
CytomX Therapeutics, Inc.*	2,635	23,135
Deciphera Pharmaceuticals, Inc.*	862	31,273
Denali Therapeutics, Inc.*(b)	2,805	50,490
Dicerna Pharmaceuticals, Inc.*	3,029	42,103
Dynavax Technologies Corp.*(b)	3,793	15,703
Eagle Pharmaceuticals, Inc.*(b)	544	30,676
Editas Medicine, Inc.*(b)	2,902	72,057
Eidos Therapeutics, Inc.*(b)	648	27,093
Eiger BioPharmaceuticals, Inc.*	1,370	14,933
Emergent BioSolutions, Inc.*	2,670	116,946
Enanta Pharmaceuticals, Inc.*	1,004	70,832
Enochian Biosciences, Inc.*(b)	233	1,095
Epizyme, Inc.*	4,546	58,962
Esperion Therapeutics, Inc.*	1,459	53,458
Evelo Biosciences, Inc.*(b)	805	4,419
Fate Therapeutics, Inc.*	3,062	49,972
FibroGen, Inc.*	4,544	202,935
Five Prime Therapeutics, Inc.*	1,978	10,741
Flexion Therapeutics, Inc.*(b)	1,977	26,037
Forty Seven, Inc.*	965	7,315
G1 Therapeutics, Inc.*	1,979	71,838
Galectin Therapeutics, Inc.*	1,888	6,287
Genomic Health, Inc.*	1,574	120,663
Geron Corp.*(b)	10,121	14,169
Global Blood Therapeutics, Inc.*	3,185	146,446
GlycoMimetics, Inc.*	1,979	6,590
Gossamer Bio, Inc.*	1,168	24,481
Gritstone Oncology, Inc.*(b)	1,458	14,755
Halozyme Therapeutics, Inc.*	8,373	138,322
Harpoon Therapeutics, Inc.*	346	5,010
Heron Therapeutics, Inc.*	4,317	79,951
Homology Medicines, Inc.*	1,422	26,890
Hookipa Pharma, Inc.*	123	1,038
ImmunoGen, Inc.*	8,485	23,079
Immunomedics, Inc.*	10,238	131,046
Inovio Pharmaceuticals, Inc.*(b)	5,370	11,599
Insmed, Inc.*	4,536	74,572
Intellia Therapeutics, Inc.*(b)	2,132	30,253
Intercept Pharmaceuticals, Inc.*	1,450	93,061
Intrexon Corp.*(b)	4,199	24,522
Invitae Corp.*	5,082	123,289
Iovance Biotherapeutics, Inc.*	6,709	140,956
Ironwood Pharmaceuticals, Inc.*	8,992	83,716
Jounce Therapeutics, Inc.*	948	3,574
Kadmon Holdings, Inc.*(b)	7,617	16,300
KalVista Pharmaceuticals, Inc.*	684	10,684
Karyopharm Therapeutics, Inc.*	3,378	29,186
Kezar Life Sciences, Inc.*	911	3,079
Kindred Biosciences, Inc.*	2,167	16,166
Kiniksa Pharmaceuticals Ltd., Class A*	816	7,205
Kodiak Sciences, Inc.*	1,381	15,191
Krystal Biotech, Inc.*	513	23,085
Kura Oncology, Inc.*	1,696	25,745
La Jolla Pharmaceutical Co.*	1,211	11,589
Lexicon Pharmaceuticals, Inc.*(b)	2,426	3,202
Ligand Pharmaceuticals, Inc.*	1,118	101,637
Lineage Cell Therapeutics, Inc.*(b)	6,326	5,911
LogicBio Therapeutics, Inc.*	488	4,880
MacroGenics, Inc.*	2,788	39,980
Madrigal Pharmaceuticals, Inc.*	455	42,179
Magenta Therapeutics, Inc.*(b)	1,138	11,756
MannKind Corp.*(b)	10,971	12,068
Marker Therapeutics, Inc.*(b)	1,586	8,200
Medicines Co. (The)*(b)	4,118	172,791
MediciNova, Inc.*(b)	2,409	20,862
MEI Pharma, Inc.*	3,986	6,816
MeiraGTx Holdings plc*	915	18,529
Mersana Therapeutics, Inc.*	2,102	5,171
Millendo Therapeutics, Inc.*	551	3,339
Minerva Neurosciences, Inc.*	1,730	12,352
Mirati Therapeutics, Inc.*	1,461	119,758
Molecular Templates, Inc.*(b)	996	5,010
Momenta Pharmaceuticals, Inc.*	5,766	72,825
Mustang Bio, Inc.*	1,630	6,422
Myriad Genetics, Inc.*	4,106	96,614
Natera, Inc.*	3,272	107,812
Neon Therapeutics, Inc.*	828	2,227
NextCure, Inc.*(b)	168	5,835
Novavax, Inc.*(b)	1,372	8,191
Oncocyte Corp.*(b)	1,258	2,491
OPKO Health, Inc.*(b)	19,874	36,568
Organogenesis Holdings, Inc.*(b)	618	2,546
Palatin Technologies, Inc.*	11,840	10,669
PDL BioPharma, Inc.*	6,962	16,291
Pfenex, Inc.*	1,742	12,804
PhaseBio Pharmaceuticals, Inc.*(b)	803	6,938
Pieris Pharmaceuticals, Inc.*	2,709	12,597
PolarityTE, Inc.*(b)	822	3,050
Portola Pharmaceuticals, Inc.*	3,903	113,421
Precision BioSciences, Inc.*	536	4,567
Principia Biopharma, Inc.*	784	31,125
Progenics Pharmaceuticals, Inc.*	4,977	21,899
Protagonist Therapeutics, Inc.*	887	11,558
Prothena Corp. plc*	2,352	19,780
PTC Therapeutics, Inc.*	3,352	149,399
Puma Biotechnology, Inc.*	1,800	19,350
Ra Pharmaceuticals, Inc.*	1,832	49,830
Radius Health, Inc.*	2,637	74,627
Recro Pharma, Inc.*	1,122	13,195
REGENXBIO, Inc.*	1,954	67,393
Repligen Corp.*	2,775	257,548
Replimune Group, Inc.*	679	7,048
Retrophin, Inc.*	2,423	30,506
Rhythm Pharmaceuticals, Inc.*	1,345	30,289
Rigel Pharmaceuticals, Inc.*	9,841	16,631
Rocket Pharmaceuticals, Inc.*(b)	1,742	18,901
Rubius Therapeutics, Inc.*(b)	2,045	18,978
Sangamo Therapeutics, Inc.*	6,720	73,248
Savara, Inc.*	1,849	4,179
Scholar Rock Holding Corp.*	907	9,605
Seres Therapeutics, Inc.*	1,254	5,054
Solid Biosciences, Inc.*(b)	885	7,151
Sorrento Therapeutics, Inc.*(b)	6,845	14,443
Spark Therapeutics, Inc.*	2,012	195,989
Spectrum Pharmaceuticals, Inc.*	6,524	47,886
Spero Therapeutics, Inc.*	598	5,950
Stemline Therapeutics, Inc.*	2,344	27,917
Sutro Biopharma, Inc.*	636	5,133
Syndax Pharmaceuticals, Inc.*	1,176	9,890
Synlogic, Inc.*	917	2,558
Synthorx, Inc.*(b)	429	7,683
Syros Pharmaceuticals, Inc.*	2,029	22,258
TCR2 Therapeutics, Inc.*(b)	104	1,753
TG Therapeutics, Inc.*(b)	4,599	28,560
Tocagen, Inc.*	1,240	4,030
Translate Bio, Inc.*(b)	1,718	15,599

Investments	Shares	Value ($)
Turning Point Therapeutics, Inc.*	388	21,158
Twist Bioscience Corp.*	1,243	36,084
Tyme Technologies, Inc.*(b)	3,454	4,041
Ultragenyx Pharmaceutical, Inc.*	3,198	174,195
UNITY Biotechnology, Inc.*(b)	1,563	9,534
UroGen Pharma Ltd.*	1,098	37,277
Vanda Pharmaceuticals, Inc.*	3,047	42,932
VBI Vaccines, Inc.*	4,911	2,984
Veracyte, Inc.*	2,724	72,186
Vericel Corp.*	2,571	42,524
Viking Therapeutics, Inc.*(b)	3,796	26,382
Voyager Therapeutics, Inc.*	1,413	25,250
X4 Pharmaceuticals, Inc.*	409	5,215
XBiotech, Inc.*	978	8,166
Xencor, Inc.*	2,767	103,154
Y-mAbs Therapeutics, Inc.*	1,191	31,645
ZIOPHARM Oncology, Inc.*(b)	9,390	46,856
		8,069,239
Building Products - 1.3%
AAON, Inc.	2,402	115,224
Advanced Drainage Systems, Inc.	2,132	66,923
American Woodmark Corp.*	888	73,145
Apogee Enterprises, Inc.	1,530	56,503
Armstrong Flooring, Inc.*	1,250	8,463
Builders FirstSource, Inc.*	6,671	129,751
Caesarstone Ltd.	1,319	19,772
Continental Building Products, Inc.*	2,035	51,160
Cornerstone Building Brands, Inc.*	2,689	12,611
CSW Industrials, Inc.	870	59,343
Gibraltar Industries, Inc.*	1,887	75,990
Griffon Corp.	2,136	37,273
Insteel Industries, Inc.	1,079	20,177
JELD-WEN Holding, Inc.*	3,951	68,194
Masonite International Corp.*	1,459	77,896
Patrick Industries, Inc.*	1,320	47,705
PGT Innovations, Inc.*	3,322	53,152
Quanex Building Products Corp.	1,929	33,217
Simpson Manufacturing Co., Inc.	2,622	168,332
Trex Co., Inc.*	3,437	293,967
Universal Forest Products, Inc.	3,484	136,224
		1,605,022
Capital Markets - 1.2%
Ares Management Corp.	3,768	109,649
Artisan Partners Asset Management, Inc., Class A	2,929	78,029
Associated Capital Group, Inc., Class A(b)	115	3,997
B. Riley Financial, Inc.	1,180	24,969
BlackRock Capital Investment Corp.	2	10
Blucora, Inc.*	2,815	63,563
Brightsphere Investment Group, Inc.	4,106	37,323
Cohen & Steers, Inc.	1,333	71,889
Cowen, Inc., Class A*	1,683	26,272
Diamond Hill Investment Group, Inc.	190	25,631
Donnelley Financial Solutions, Inc.*	1,824	19,389
Federated Investors, Inc., Class B	5,642	180,770
Focus Financial Partners, Inc., Class A*	1,775	36,423
GAIN Capital Holdings, Inc.	1,116	5,078
GAMCO Investors, Inc., Class A	306	5,407
Greenhill & Co., Inc.(b)	985	13,829
Hamilton Lane, Inc., Class A	1,277	79,353
Hercules Capital, Inc.	6	79
Houlihan Lokey, Inc.	1,969	86,990
INTL. FCStone, Inc.*	932	36,544
Ladenburg Thalmann Financial Services, Inc.	6,952	13,626
Moelis & Co., Class A	2,779	93,180
Och-Ziff Capital Management Group, Inc., Class A	987	22,207
Oppenheimer Holdings, Inc., Class A	565	15,684
Piper Jaffray Cos.	806	58,645
PJT Partners, Inc., Class A	1,358	56,506
Prospect Capital Corp.	3	19
Pzena Investment Management, Inc., Class A	1,031	8,382
Safeguard Scientifics, Inc.*	1,140	13,634
Siebert Financial Corp.*(b)	445	4,882
Silvercrest Asset Management Group, Inc., Class A	501	6,548
Stifel Financial Corp.	4,024	214,986
Value Line, Inc.	61	1,635
Virtus Investment Partners, Inc.	387	41,289
Waddell & Reed Financial, Inc., Class A(b)	4,339	70,162
Westwood Holdings Group, Inc.	479	13,148
WisdomTree Investments, Inc.	7,800	37,518
		1,577,245
Chemicals - 1.6%
Advanced Emissions Solutions, Inc.	963	12,153
AdvanSix, Inc.*	1,666	37,218
American Vanguard Corp.	1,662	23,551
Amyris, Inc.*(b)	2,179	8,237
Balchem Corp.	1,885	167,369
Chase Corp.	427	42,794
Ferro Corp.*	4,776	48,667
Flotek Industries, Inc.*	3,147	6,577
FutureFuel Corp.	1,509	16,267
GCP Applied Technologies, Inc.*	3,164	55,528
Hawkins, Inc.	570	25,280
HB Fuller Co.	2,979	126,935
Ingevity Corp.*	2,461	187,454
Innophos Holdings, Inc.	1,147	32,219
Innospec, Inc.	1,422	118,282
Intrepid Potash, Inc.*	5,578	16,567
Koppers Holdings, Inc.*	1,099	29,135
Kraton Corp.*	1,831	50,243
Kronos Worldwide, Inc.	1,324	14,498
Livent Corp.*	8,579	52,761
LSB Industries, Inc.*	1,315	6,141
Marrone Bio Innovations, Inc.*(b)	3,037	4,161
Minerals Technologies, Inc.	2,062	99,388
OMNOVA Solutions, Inc.*	2,564	25,768
Orion Engineered Carbons SA	3,486	48,490
PolyOne Corp.	4,548	145,582
PQ Group Holdings, Inc.*	2,214	31,638
Quaker Chemical Corp.	768	122,004
Rayonier Advanced Materials, Inc.	2,858	10,032
Sensient Technologies Corp.	2,480	161,994
Stepan Co.	1,199	114,373
Trecora Resources*	1,249	11,303
Tredegar Corp.	1,527	26,402

Investments	Shares	Value ($)
Trinseo SA	2,394	84,005
Tronox Holdings plc, Class A	5,621	41,764
Valhi, Inc.	1,696	3,307
		2,008,087
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	3,897	145,202
ACCO Brands Corp.	5,879	54,498
Advanced Disposal Services, Inc.*	4,251	137,817
Brady Corp., Class A	2,794	131,905
BrightView Holdings, Inc.*(b)	1,825	33,452
Brink’s Co. (The)	2,922	219,881
Casella Waste Systems, Inc., Class A*	2,607	118,618
CECO Environmental Corp.*	1,798	12,496
Charah Solutions, Inc.*	557	1,582
Cimpress NV*	1,282	147,033
CompX International, Inc.	95	1,439
Covanta Holding Corp.	6,905	118,766
Deluxe Corp.	2,559	117,919
Ennis, Inc.	1,494	30,044
Healthcare Services Group, Inc.	4,350	98,092
Heritage-Crystal Clean, Inc.*	880	21,560
Herman Miller, Inc.	3,447	145,739
HNI Corp.	2,535	79,067
Interface, Inc.	3,473	38,377
Kimball International, Inc., Class B	2,086	36,609
Knoll, Inc.	2,867	66,113
LSC Communications, Inc.	1,917	2,492
Matthews International Corp., Class A	1,805	52,905
McGrath RentCorp	1,418	90,795
Mobile Mini, Inc.	2,618	81,839
MSA Safety, Inc.	2,067	218,337
NL Industries, Inc.*	488	1,801
NRC Group Holdings Corp.*	591	6,938
PICO Holdings, Inc.*	1,069	10,294
Pitney Bowes, Inc.	10,602	37,743
Quad/Graphics, Inc.	1,816	16,326
RR Donnelley & Sons Co.	4,133	10,002
SP Plus Corp.*	1,335	46,071
Steelcase, Inc., Class A	5,090	79,048
Team, Inc.*	1,743	28,725
Tetra Tech, Inc.	3,194	259,097
UniFirst Corp.	886	173,576
US Ecology, Inc.	1,291	78,196
Viad Corp.	1,173	75,811
VSE Corp.	512	16,302
		3,042,507
Communications Equipment - 1.1%
Acacia Communications, Inc.*	2,194	138,332
ADTRAN, Inc.	2,789	28,643
Applied Optoelectronics, Inc.*	1,112	9,897
CalAmp Corp.*	1,912	18,355
Calix, Inc.*	2,679	16,101
Casa Systems, Inc.*	1,852	10,668
Clearfield, Inc.*	656	7,013
Comtech Telecommunications Corp.	1,374	36,755
DASAN Zhone Solutions, Inc.*	357	3,809
Digi International, Inc.*	1,625	20,768
Extreme Networks, Inc.*	6,841	45,698
Finisar Corp.*	6,889	155,760
Harmonic, Inc.*	5,041	33,220
Infinera Corp.*	10,268	54,728
Inseego Corp.*(b)	2,609	11,584
InterDigital, Inc.	1,860	91,456
KVH Industries, Inc.*	950	8,835
Lumentum Holdings, Inc.*	4,479	249,749
NETGEAR, Inc.*	1,820	63,190
NetScout Systems, Inc.*	4,370	96,795
Plantronics, Inc.	1,957	60,804
Ribbon Communications, Inc.*	3,493	18,059
TESSCO Technologies, Inc.	362	5,350
Viavi Solutions, Inc.*	13,451	186,834
		1,372,403
Construction & Engineering - 0.9%
Aegion Corp.*	1,810	35,729
Ameresco, Inc., Class A*	1,285	18,504
Arcosa, Inc.	2,850	92,596
Argan, Inc.	862	35,609
Comfort Systems USA, Inc.	2,130	82,346
Concrete Pumping Holdings, Inc.*	651	2,877
Construction Partners, Inc., Class A*	702	11,576
Dycom Industries, Inc.*	1,779	79,165
EMCOR Group, Inc.	3,265	285,492
Granite Construction, Inc.	2,745	78,068
Great Lakes Dredge & Dock Corp.*	3,568	38,677
IES Holdings, Inc.*	485	9,152
MasTec, Inc.*	3,510	220,674
MYR Group, Inc.*	942	27,007
Northwest Pipe Co.*	557	12,811
NV5 Global, Inc.*	594	36,668
Primoris Services Corp.	2,592	50,648
Sterling Construction Co., Inc.*	1,529	17,109
Tutor Perini Corp.*	2,334	23,317
WillScot Corp.*	3,023	42,171
		1,200,196
Construction Materials - 0.2%
Forterra, Inc.*(b)	1,088	6,506
Summit Materials, Inc., Class A*	6,584	138,132
United States Lime & Minerals, Inc.	120	9,261
US Concrete, Inc.*	934	37,846
		191,745
Consumer Finance - 0.6%
Curo Group Holdings Corp.*	1,019	13,879
Elevate Credit, Inc.*	1,291	5,564
Encore Capital Group, Inc.*(b)	1,810	66,789
Enova International, Inc.*	1,927	46,055
EZCORP, Inc., Class A*	2,975	23,413
FirstCash, Inc.	2,480	244,850
Green Dot Corp., Class A*	2,902	88,743
LendingClub Corp.*	3,849	50,384
Medallion Financial Corp.*(b)	1,206	5,729
Nelnet, Inc., Class A	1,048	70,268
PRA Group, Inc.*	2,634	89,925
Regional Management Corp.*	544	14,008
World Acceptance Corp.*	387	51,432
		771,039
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,514	53,278
Greif, Inc., Class B	352	14,647
Myers Industries, Inc.	2,075	34,922
UFP Technologies, Inc.*	395	16,503
		119,350

Investments	Shares	Value ($)
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,651	85,866
Funko, Inc., Class A*	994	23,846
Greenlane Holdings, Inc., Class A*(b)	363	2,251
Weyco Group, Inc.	359	8,806
		120,769
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc.*	3,303	141,104
American Public Education, Inc.*	955	23,140
Career Education Corp.*	4,035	82,758
Carriage Services, Inc.	983	20,908
Chegg, Inc.*	6,788	269,076
Collectors Universe, Inc.	469	12,156
Houghton Mifflin Harcourt Co.*	6,108	36,343
K12, Inc.*	2,255	59,419
Laureate Education, Inc., Class A*	5,565	101,840
OneSpaWorld Holdings Ltd.*	2,656	41,699
Regis Corp.*	1,670	27,004
Select Interior Concepts, Inc., Class A*	1,251	15,525
Sotheby’s*	1,851	106,895
Strategic Education, Inc.	1,248	211,199
Weight Watchers International, Inc.*	2,734	81,993
		1,231,059
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,807	32,761
Cannae Holdings, Inc.*	3,954	110,000
FGL Holdings	8,533	68,093
GWG Holdings, Inc.	107	1,017
Marlin Business Services Corp.	514	11,118
On Deck Capital, Inc.*	3,890	12,642
		235,631
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*	542	21,002
ATN International, Inc.	648	36,819
Bandwidth, Inc., Class A*	941	82,046
Cincinnati Bell, Inc.*	2,901	15,752
Cogent Communications Holdings, Inc.	2,458	149,668
Consolidated Communications Holdings, Inc.	4,123	16,616
Frontier Communications Corp.*(b)	6,138	4,913
IDT Corp., Class B*	974	8,591
Intelsat SA*	3,923	81,128
Iridium Communications, Inc.*	5,796	140,147
Ooma, Inc.*	1,133	14,163
ORBCOMM, Inc.*	4,352	20,063
Pareteum Corp.*	6,284	13,448
Vonage Holdings Corp.*	13,251	175,178
		779,534
Electric Utilities - 1.0%
ALLETE, Inc.	3,035	260,191
El Paso Electric Co.	2,376	158,479
Genie Energy Ltd., Class B	843	6,036
MGE Energy, Inc.	2,042	154,886
Otter Tail Corp.	2,308	116,831
PNM Resources, Inc.	4,653	237,349
Portland General Electric Co.	5,255	298,957
Spark Energy, Inc., Class A(b)	682	6,452
		1,239,181
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	413	13,303
American Superconductor Corp.*(b)	1,229	9,426
Atkore International Group, Inc.*	2,707	78,530
AZZ, Inc.	1,521	62,772
Bloom Energy Corp., Class A*(b)	3,225	14,448
Encore Wire Corp.	1,191	64,302
Energous Corp.*(b)	1,628	5,926
EnerSys	2,531	141,736
Generac Holdings, Inc.*	3,577	278,970
Plug Power, Inc.*(b)	13,432	29,147
Powell Industries, Inc.	520	18,886
Preformed Line Products Co.	181	9,276
Sunrun, Inc.*	6,472	99,216
Thermon Group Holdings, Inc.*	1,902	41,369
TPI Composites, Inc.*	1,690	29,812
Vicor Corp.*	1,041	31,740
Vivint Solar, Inc.*(b)	2,552	20,569
		949,428
Electronic Equipment, Instruments & Components - 2.0%
Airgain, Inc.*	542	6,087
Akoustis Technologies, Inc.*(b)	1,469	10,753
Anixter International, Inc.*	1,781	106,807
Arlo Technologies, Inc.*	4,324	13,577
AVX Corp.	2,754	37,317
Badger Meter, Inc.	1,672	86,242
Bel Fuse, Inc., Class B	578	6,358
Belden, Inc.	2,286	104,264
Benchmark Electronics, Inc.	2,255	59,712
Coda Octopus Group, Inc.*(b)	269	2,389
CTS Corp.	1,901	54,235
Daktronics, Inc.	2,143	15,494
ePlus, Inc.*	781	63,823
Fabrinet*	2,135	107,796
FARO Technologies, Inc.*	1,008	49,634
Fitbit, Inc., Class A*(b)	12,958	40,040
II-VI, Inc.*	3,677	137,924
Insight Enterprises, Inc.*	2,073	99,628
Iteris, Inc.*	1,651	8,981
Itron, Inc.*	2,006	139,317
KEMET Corp.	3,331	55,794
Kimball Electronics, Inc.*	1,436	18,969
Knowles Corp.*	4,760	96,533
Methode Electronics, Inc.	2,140	67,924
MTS Systems Corp.	1,052	59,827
Napco Security Technologies, Inc.*	677	23,343
nLight, Inc.*	1,898	24,522
Novanta, Inc.*	1,970	147,750
OSI Systems, Inc.*	974	102,280
PAR Technology Corp.*(b)	677	15,659
PC Connection, Inc.	659	23,217
Plexus Corp.*	1,741	99,603
Rogers Corp.*	1,083	143,411
Sanmina Corp.*	3,962	114,502
ScanSource, Inc.*	1,510	42,673
Tech Data Corp.*	2,153	199,648
TTM Technologies, Inc.*	5,796	61,785
Vishay Intertechnology, Inc.	7,764	122,904
Vishay Precision Group, Inc.*	611	19,094
Wrap Technologies, Inc.*	446	1,851
		2,591,667
Energy Equipment & Services - 0.9%
Archrock, Inc.	7,538	73,194

Investments	Shares	Value ($)
C&J Energy Services, Inc.*	3,849	36,796
Cactus, Inc., Class A*	2,755	70,170
Covia Holdings Corp.*(b)	2,433	3,649
Diamond Offshore Drilling, Inc.*(b)	3,797	24,643
DMC Global, Inc.	844	36,655
Dril-Quip, Inc.*	2,116	97,019
Era Group, Inc.*	1,194	11,319
Exterran Corp.*	1,841	19,423
Forum Energy Technologies, Inc.*	4,841	6,826
Frank’s International NV*	6,240	27,144
FTS International, Inc.*	1,944	4,879
Geospace Technologies Corp.*	773	9,462
Helix Energy Solutions Group, Inc.*	8,303	60,114
Independence Contract Drilling, Inc.*	2,808	2,948
Keane Group, Inc.*	3,105	16,456
KLX Energy Services Holdings, Inc.*	1,218	12,217
Liberty Oilfield Services, Inc., Class A	2,617	28,185
Mammoth Energy Services, Inc.	761	2,770
Matrix Service Co.*	1,555	30,898
McDermott International, Inc.*	10,619	50,122
Nabors Industries Ltd.	20,631	34,660
National Energy Services Reunited Corp.*	1,388	10,632
Natural Gas Services Group, Inc.*	737	7,945
NCS Multistage Holdings, Inc.*	671	1,449
Newpark Resources, Inc.*	5,204	34,398
Nine Energy Service, Inc.*	930	5,096
Noble Corp. plc*	14,516	23,226
Oceaneering International, Inc.*	5,795	75,103
Oil States International, Inc.*	3,506	48,348
Pacific Drilling SA*	1,744	10,604
Parker Drilling Co.*	547	9,354
ProPetro Holding Corp.*	4,677	49,810
RigNet, Inc.*	840	6,586
RPC, Inc.(b)	3,401	18,059
SEACOR Holdings, Inc.*	1,019	47,862
SEACOR Marine Holdings, Inc.*	1,128	14,698
Seadrill Ltd.*	3,432	8,065
Select Energy Services, Inc., Class A*	3,470	28,315
Smart Sand, Inc.*(b)	1,262	2,991
Solaris Oilfield Infrastructure, Inc., Class A	1,797	24,709
Superior Energy Services, Inc.*	9,088	3,043
TETRA Technologies, Inc.*	7,091	11,771
Tidewater, Inc.*	2,207	34,782
US Silica Holdings, Inc.(b)	4,289	43,619
US Well Services, Inc.*	1,173	3,519
		1,183,533
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	3,018	33,530
Eros International plc*	2,093	3,537
Gaia, Inc.*(b)	616	4,109
Glu Mobile, Inc.*	6,778	30,094
IMAX Corp.*	3,062	64,057
Liberty Media Corp.-Liberty Braves, Class A*	583	16,015
Liberty Media Corp.-Liberty Braves, Class C*	2,108	57,886
LiveXLive Media, Inc.*	1,728	3,836
Marcus Corp. (The)	1,310	43,964
Reading International, Inc., Class A*	992	12,301
Rosetta Stone, Inc.*	1,202	21,936
		291,265
Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust	4,766	130,350
Agree Realty Corp.	2,202	164,467
Alexander & Baldwin, Inc.	4,013	91,858
Alexander’s, Inc.	125	47,196
American Assets Trust, Inc.	2,724	127,647
American Finance Trust, Inc.(b)	6,256	74,884
Armada Hoffler Properties, Inc.	3,047	52,835
Ashford Hospitality Trust, Inc.	5,268	14,750
Bluerock Residential Growth REIT, Inc.	1,241	15,351
Braemar Hotels & Resorts, Inc.	1,757	16,112
BRT Apartments Corp.	570	8,254
CareTrust REIT, Inc.	5,588	132,939
CatchMark Timber Trust, Inc., Class A	2,868	28,422
CBL & Associates Properties, Inc.(b)	9,919	9,026
Cedar Realty Trust, Inc.	5,017	11,890
Chatham Lodging Trust	2,685	44,544
Chesapeake Lodging Trust	3,495	89,996
CIM Commercial Trust Corp.	234	4,680
City Office REIT, Inc.	2,269	30,722
Clipper Realty, Inc.	845	9,244
Community Healthcare Trust, Inc.	1,050	44,772
CoreCivic, Inc.	6,971	118,158
CorEnergy Infrastructure Trust, Inc.(b)	754	34,031
CorePoint Lodging, Inc.	2,415	21,977
DiamondRock Hospitality Co.	11,785	111,604
Easterly Government Properties, Inc.	3,994	82,077
EastGroup Properties, Inc.	2,126	264,730
Essential Properties Realty Trust, Inc.	4,225	95,950
Farmland Partners, Inc.(b)	1,696	10,227
First Industrial Realty Trust, Inc.	7,381	287,490
Four Corners Property Trust, Inc.	4,011	114,273
Franklin Street Properties Corp.	6,074	45,980
Front Yard Residential Corp.	2,896	32,117
GEO Group, Inc. (The)	6,963	119,485
Getty Realty Corp.	1,953	62,027
Gladstone Commercial Corp.	1,751	39,695
Gladstone Land Corp.	954	10,981
Global Medical REIT, Inc.	1,801	19,685
Global Net Lease, Inc.	4,940	94,749
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,604	99,579
Healthcare Realty Trust, Inc.	7,489	248,859
Hersha Hospitality Trust	2,041	28,370
Independence Realty Trust, Inc.	5,267	73,264
Industrial Logistics Properties Trust	3,795	81,175
Innovative Industrial Properties, Inc.(b)	550	49,038
Investors Real Estate Trust	689	47,713
iStar, Inc.	3,616	46,285

Investments	Shares	Value ($)
Jernigan Capital, Inc.	1,219	23,539
Kite Realty Group Trust	4,848	69,278
Lexington Realty Trust	13,405	139,278
LTC Properties, Inc.	2,304	112,435
Mack-Cali Realty Corp.	5,304	108,042
Monmouth Real Estate Investment Corp.	5,335	69,995
National Health Investors, Inc.	2,451	203,335
National Storage Affiliates Trust	3,331	111,455
New Senior Investment Group, Inc.	4,845	30,281
NexPoint Residential Trust, Inc.	1,105	51,272
NorthStar Realty Europe Corp.	2,588	43,815
Office Properties Income Trust	2,790	75,637
One Liberty Properties, Inc.	900	24,102
Pebblebrook Hotel Trust	7,610	205,242
Pennsylvania REIT(b)	4,064	20,889
Physicians Realty Trust	10,868	188,234
Piedmont Office Realty Trust, Inc., Class A	7,327	144,635
PotlatchDeltic Corp.	3,871	148,956
Preferred Apartment Communities, Inc., Class A	2,536	34,135
PS Business Parks, Inc.	1,169	209,964
QTS Realty Trust, Inc., Class A	3,202	157,090
Retail Opportunity Investments Corp.	6,591	115,408
Retail Value, Inc.	873	32,292
Rexford Industrial Realty, Inc.	6,077	268,543
RLJ Lodging Trust	10,077	163,348
RPT Realty	4,570	54,383
Ryman Hospitality Properties, Inc.	2,686	213,967
Sabra Health Care REIT, Inc.	10,472	226,405
Safehold, Inc.	436	12,775
Saul Centers, Inc.	694	34,860
Senior Housing Properties Trust	13,855	117,629
Seritage Growth Properties, Class A(b)	1,912	74,740
Spirit MTA REIT	2,522	21,185
STAG Industrial, Inc.	7,401	215,221
Summit Hotel Properties, Inc.	6,059	67,618
Sunstone Hotel Investors, Inc.	13,359	175,537
Tanger Factory Outlet Centers, Inc.(b)	5,346	75,592
Terreno Realty Corp.	3,639	183,988
UMH Properties, Inc.	2,049	26,350
Uniti Group, Inc.(b)	10,830	80,034
Universal Health Realty Income Trust	751	72,614
Urban Edge Properties	6,737	117,965
Urstadt Biddle Properties, Inc., Class A	1,731	36,334
Washington Prime Group, Inc.(b)	10,934	35,317
Washington REIT	4,692	124,291
Whitestone REIT	2,218	27,548
Xenia Hotels & Resorts, Inc.	6,635	134,093
		8,269,104
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	1,844	42,264
BJ’s Wholesale Club Holdings, Inc.*	6,635	174,235
Chefs’ Warehouse, Inc. (The)*	1,414	54,552
HF Foods Group, Inc.*(b)	441	8,547
Ingles Markets, Inc., Class A	829	32,232
Natural Grocers by Vitamin Cottage, Inc.*	529	4,994
Performance Food Group Co.*	6,024	281,863
PriceSmart, Inc.	1,314	79,405
Rite Aid Corp.*(b)	3,170	20,478
SpartanNash Co.	2,098	22,595
United Natural Foods, Inc.*	2,972	23,895
Village Super Market, Inc., Class A	485	12,110
Weis Markets, Inc.	555	21,218
		778,388
Food Products - 1.1%
Alico, Inc.	235	7,015
B&G Foods, Inc.(b)	3,787	64,114
Bridgford Foods Corp.*	101	3,382
Calavo Growers, Inc.	950	84,217
Cal-Maine Foods, Inc.	1,845	74,796
Darling Ingredients, Inc.*	9,611	178,765
Dean Foods Co.(b)	4,782	4,830
Farmer Brothers Co.*	620	7,527
Fresh Del Monte Produce, Inc.	1,814	47,237
Freshpet, Inc.*	1,814	89,031
Hostess Brands, Inc.*	5,860	82,157
J&J Snack Foods Corp.	884	170,665
John B Sanfilippo & Son, Inc.	505	46,763
Lancaster Colony Corp.	1,106	161,365
Landec Corp.*	1,429	15,705
Limoneira Co.	917	16,653
Sanderson Farms, Inc.	1,166	174,457
Seneca Foods Corp., Class A*	398	10,937
Simply Good Foods Co. (The)*	4,150	122,964
Tootsie Roll Industries, Inc.	960	35,227
		1,397,807
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	934	88,338
New Jersey Resources Corp.	5,197	237,711
Northwest Natural Holding Co.	1,684	120,170
ONE Gas, Inc.	3,058	280,143
RGC Resources, Inc.	441	12,516
South Jersey Industries, Inc.	5,419	175,250
Southwest Gas Holdings, Inc.	3,124	285,003
Spire, Inc.	2,909	246,974
		1,446,105
Health Care Equipment & Supplies - 3.6%
Accuray, Inc.*	5,085	13,628
Alphatec Holdings, Inc.*	1,743	9,116
AngioDynamics, Inc.*	2,135	39,220
Antares Pharma, Inc.*	9,461	30,654
Apyx Medical Corp.*	1,948	13,850
AtriCure, Inc.*	2,172	59,491
Atrion Corp.	86	66,835
Avanos Medical, Inc.*	2,767	91,809
Avedro, Inc.*	296	6,932
Axogen, Inc.*	1,984	31,446
Axonics Modulation Technologies, Inc.*	904	30,076
BioLife Solutions, Inc.*(b)	388	8,028
BioSig Technologies, Inc.*	919	6,497
Cardiovascular Systems, Inc.*	1,996	96,666
Cerus Corp.*	7,967	42,783
Conformis, Inc.*(b)	3,738	7,999
CONMED Corp.	1,595	160,728
Corindus Vascular Robotics, Inc.*(b)	5,374	22,840

Investments	Shares	Value ($)
CryoLife, Inc.*	2,133	57,164
CryoPort, Inc.*(b)	1,584	34,468
Cutera, Inc.*	811	23,414
CytoSorbents Corp.*(b)	1,791	7,988
ElectroCore, Inc.*	759	1,450
GenMark Diagnostics, Inc.*	3,185	19,078
Glaukos Corp.*	2,085	134,086
Globus Medical, Inc., Class A*	4,449	227,210
Haemonetics Corp.*	2,997	400,189
Heska Corp.*	406	28,497
Inogen, Inc.*	1,067	49,477
Integer Holdings Corp.*	1,901	137,632
IntriCon Corp.*	481	8,369
Invacare Corp.	1,967	9,520
iRadimed Corp.*	258	4,949
iRhythm Technologies, Inc.*	1,449	110,298
Lantheus Holdings, Inc.*	2,233	48,590
LeMaitre Vascular, Inc.	948	30,014
LivaNova plc*	2,836	220,159
Meridian Bioscience, Inc.	2,462	22,724
Merit Medical Systems, Inc.*	3,135	109,035
Mesa Laboratories, Inc.	198	43,804
Misonix, Inc.*	430	8,419
Natus Medical, Inc.*	1,974	54,640
Neogen Corp.*	3,001	211,631
Neuronetics, Inc.*	767	8,184
Nevro Corp.*	1,730	144,853
Novocure Ltd.*	4,956	450,302
NuVasive, Inc.*	3,039	193,037
OraSure Technologies, Inc.*	3,600	23,760
Orthofix Medical, Inc.*	1,058	53,789
OrthoPediatrics Corp.*	514	16,546
Pulse Biosciences, Inc.*(b)	659	7,901
Quidel Corp.*	2,070	130,514
Rockwell Medical, Inc.*(b)	3,264	8,356
RTI Surgical Holdings, Inc.*	3,326	10,577
SeaSpine Holdings Corp.*	928	10,199
Senseonics Holdings, Inc.*(b)	6,242	6,367
Shockwave Medical, Inc.*(b)	386	16,154
SI-BONE, Inc.*	941	18,293
Sientra, Inc.*	1,336	9,125
Silk Road Medical, Inc.*(b)	408	17,581
Soliton, Inc.*(b)	126	1,507
STAAR Surgical Co.*	2,601	78,316
Surmodics, Inc.*	767	36,095
Tactile Systems Technology, Inc.*	1,061	53,517
Tandem Diabetes Care, Inc.*	3,249	235,325
TransEnterix, Inc.*(b)	10,769	9,861
TransMedics Group, Inc.*(b)	385	9,221
Utah Medical Products, Inc.	203	19,959
Vapotherm, Inc.*	271	3,144
Varex Imaging Corp.*	2,203	58,049
ViewRay, Inc.*(b)	4,063	16,008
Wright Medical Group NV*	7,384	153,956
Zynex, Inc.(b)	912	8,153
		4,550,052
Health Care Providers & Services - 1.8%
Addus HomeCare Corp.*	618	54,372
Amedisys, Inc.*	1,836	236,312
American Renal Associates Holdings, Inc.*(b)	1,073	6,653
AMN Healthcare Services, Inc.*	2,694	157,330
Apollo Medical Holdings, Inc.*	370	7,245
Avalon GloboCare Corp.*	1,269	2,487
BioTelemetry, Inc.*	1,942	77,000
Brookdale Senior Living, Inc.*	10,801	88,352
Catasys, Inc.*	415	5,827
Community Health Systems, Inc.*	5,041	12,552
CorVel Corp.*	526	44,305
Cross Country Healthcare, Inc.*	2,092	21,443
Diplomat Pharmacy, Inc.*	3,367	19,562
Ensign Group, Inc. (The)	2,962	147,804
Enzo Biochem, Inc.*	2,582	8,391
Genesis Healthcare, Inc.*(b)	4,767	5,148
Hanger, Inc.*	2,119	40,007
HealthEquity, Inc.*	3,985	236,550
Joint Corp. (The)*	763	12,803
LHC Group, Inc.*	1,762	208,797
Magellan Health, Inc.*	1,266	79,771
National HealthCare Corp.	716	57,853
National Research Corp.	702	44,949
Option Care Health, Inc.*	7,208	25,228
Owens & Minor, Inc.	3,607	18,323
Patterson Cos., Inc.	4,884	81,660
PetIQ, Inc.*(b)	1,104	34,953
Providence Service Corp. (The)*	683	38,391
R1 RCM, Inc.*	5,988	69,820
RadNet, Inc.*	2,459	34,205
Select Medical Holdings Corp.*	6,437	104,408
Surgery Partners, Inc.*	1,405	9,048
Tenet Healthcare Corp.*	6,013	130,181
Tivity Health, Inc.*	2,778	50,726
Triple-S Management Corp., Class B*	1,339	27,476
US Physical Therapy, Inc.	736	98,271
		2,298,203
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	9,705	88,121
Castlight Health, Inc., Class B*	5,889	8,304
Computer Programs & Systems, Inc.	742	15,693
Evolent Health, Inc., Class A*	4,239	29,122
HealthStream, Inc.*	1,526	38,562
HMS Holdings Corp.*	5,080	185,572
Inovalon Holdings, Inc., Class A*	4,118	69,677
Inspire Medical Systems, Inc.*	779	54,148
NextGen Healthcare, Inc.*	3,165	44,975
Omnicell, Inc.*	2,399	172,248
OptimizeRx Corp.*	702	11,520
Simulations Plus, Inc.	700	25,277
Tabula Rasa HealthCare, Inc.*	1,141	64,809
Teladoc Health, Inc.*(b)	4,180	241,938
Vocera Communications, Inc.*	1,803	41,379
		1,091,345
Hotels, Restaurants & Leisure - 2.4%
BBX Capital Corp.	3,831	15,899
Biglari Holdings, Inc., Class B*	53	4,649
BJ’s Restaurants, Inc.	1,210	44,092
Bloomin’ Brands, Inc.	5,376	96,983
Bluegreen Vacations Corp.	419	3,964
Boyd Gaming Corp.	4,716	113,373
Brinker International, Inc.	2,185	83,030
Carrols Restaurant Group, Inc.*	2,043	14,914
Century Casinos, Inc.*	1,596	12,257
Cheesecake Factory, Inc. (The)	2,465	93,645
Churchill Downs, Inc.	2,058	253,669
Chuy’s Holdings, Inc.*	985	24,989

Investments	Shares	Value ($)
Cracker Barrel Old Country Store, Inc.	1,128	186,571
Dave & Buster’s Entertainment, Inc.	2,132	91,783
Del Frisco’s Restaurant Group, Inc.*	1,945	15,502
Del Taco Restaurants, Inc.*	1,689	18,883
Denny’s Corp.*	3,437	81,079
Dine Brands Global, Inc.	976	68,857
Drive Shack, Inc.*	3,537	16,659
El Pollo Loco Holdings, Inc.*	1,261	12,875
Eldorado Resorts, Inc.*(b)	3,855	148,456
Empire Resorts, Inc.*	223	2,159
Everi Holdings, Inc.*	3,957	35,376
Fiesta Restaurant Group, Inc.*	1,371	11,845
Golden Entertainment, Inc.*	999	14,166
Habit Restaurants, Inc. (The), Class A*	1,205	10,556
Inspired Entertainment, Inc.*(b)	519	3,628
International Speedway Corp., Class A	1,370	61,677
J Alexander’s Holdings, Inc.*	752	8,874
Jack in the Box, Inc.	1,509	128,748
Lindblad Expeditions Holdings, Inc.*	1,344	25,079
Marriott Vacations Worldwide Corp.	2,585	254,855
Monarch Casino & Resort, Inc.*	664	29,468
Nathan’s Famous, Inc.	168	11,189
Noodles & Co.*	1,673	9,653
Papa John’s International, Inc.(b)	1,294	64,389
Penn National Gaming, Inc.*	6,498	124,567
PlayAGS, Inc.*	1,558	15,175
Potbelly Corp.*	1,235	5,718
RCI Hospitality Holdings, Inc.	528	9,398
Red Lion Hotels Corp.*	1,388	7,273
Red Robin Gourmet Burgers, Inc.*	759	25,419
Red Rock Resorts, Inc., Class A	4,083	85,131
Ruth’s Hospitality Group, Inc.	1,672	32,520
Scientific Games Corp.*	3,264	60,319
SeaWorld Entertainment, Inc.*	2,954	85,695
Shake Shack, Inc., Class A*	1,649	163,515
Speedway Motorsports, Inc.	664	13,114
Target Hospitality Corp.*	1,931	11,779
Texas Roadhouse, Inc.	3,989	205,274
Twin River Worldwide Holdings, Inc.	1,225	27,746
Wingstop, Inc.	1,717	171,992
		3,118,426
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	582	7,089
Beazer Homes USA, Inc.*	1,743	21,840
Cavco Industries, Inc.*	504	92,469
Century Communities, Inc.*	1,533	43,200
Ethan Allen Interiors, Inc.	1,403	24,132
Flexsteel Industries, Inc.	438	6,631
GoPro, Inc., Class A*(b)	7,162	27,717
Green Brick Partners, Inc.*	1,422	13,068
Hamilton Beach Brands Holding Co., Class A	390	5,526
Helen of Troy Ltd.*	1,469	225,506
Hooker Furniture Corp.	681	12,163
Installed Building Products, Inc.*	1,325	75,406
iRobot Corp.*(b)	1,605	99,205
KB Home	4,959	139,298
La-Z-Boy, Inc.	2,624	83,627
Legacy Housing Corp.*	272	4,017
LGI Homes, Inc.*	1,170	95,367
Lifetime Brands, Inc.	684	5,280
Lovesac Co. (The)*	343	5,900
M/I Homes, Inc.*	1,555	56,198
MDC Holdings, Inc.	2,903	112,259
Meritage Homes Corp.*	2,119	138,455
Purple Innovation, Inc.*(b)	216	1,782
Skyline Champion Corp.*	2,945	82,460
Sonos, Inc.*	4,081	59,256
Taylor Morrison Home Corp., Class A*	6,277	149,769
TopBuild Corp.*	1,986	183,943
TRI Pointe Group, Inc.*	8,271	115,794
Tupperware Brands Corp.	2,857	37,170
Universal Electronics, Inc.*	787	35,533
William Lyon Homes, Class A*	1,859	32,848
ZAGG, Inc.*	1,638	10,500
		2,003,408
Household Products - 0.2%
Central Garden & Pet Co.*	614	16,222
Central Garden & Pet Co., Class A*	2,486	59,813
Oil-Dri Corp. of America	304	9,351
WD-40 Co.	805	146,752
		232,138
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	6,253	14,319
Clearway Energy, Inc., Class A	2,039	34,174
Clearway Energy, Inc., Class C	4,314	76,358
Ormat Technologies, Inc.	2,320	172,306
Pattern Energy Group, Inc., Class A	5,166	140,257
TerraForm Power, Inc., Class A	4,278	72,555
		509,969
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.	2,099	61,228

Insurance - 2.1%
Ambac Financial Group, Inc.*	2,643	47,680
American Equity Investment Life Holding Co.	5,274	113,655
AMERISAFE, Inc.	1,119	76,875
Argo Group International Holdings Ltd.	1,912	125,657
Citizens, Inc.*	2,895	18,181
CNO Financial Group, Inc.	9,370	135,678
Crawford & Co., Class A	967	9,331
Donegal Group, Inc., Class A	604	8,716
eHealth, Inc.*	1,308	108,969
EMC Insurance Group, Inc.	553	19,875
Employers Holdings, Inc.	1,848	79,704
Enstar Group Ltd.*	672	120,033
FBL Financial Group, Inc., Class A	566	30,694
FedNat Holding Co.	675	8,255
Genworth Financial, Inc., Class A*	29,617	131,203
Global Indemnity Ltd.	485	12,489
Goosehead Insurance, Inc., Class A(b)	654	30,241
Greenlight Capital Re Ltd., Class A*	1,709	15,706
Hallmark Financial Services, Inc.*	763	13,413
HCI Group, Inc.	379	14,770

Investments	Shares	Value ($)
Health Insurance Innovations, Inc., Class A*(b)	571	10,472
Heritage Insurance Holdings, Inc.	1,561	20,465
Horace Mann Educators Corp.	2,419	106,121
Independence Holding Co.	290	10,736
Investors Title Co.	84	12,365
James River Group Holdings Ltd.	1,733	85,402
Kinsale Capital Group, Inc.	1,151	113,063
MBIA, Inc.*	4,957	44,613
National General Holdings Corp.	3,967	93,542
National Western Life Group, Inc., Class A	132	34,032
NI Holdings, Inc.*	557	9,358
Palomar Holdings, Inc.*	333	11,332
ProAssurance Corp.	3,118	121,820
Protective Insurance Corp., Class B	551	8,926
RLI Corp.	2,338	214,091
Safety Insurance Group, Inc.	862	83,131
Selective Insurance Group, Inc.	3,427	272,892
State Auto Financial Corp.	1,007	32,194
Stewart Information Services Corp.	1,371	49,109
Third Point Reinsurance Ltd.*	4,324	40,732
Tiptree, Inc.	1,457	10,111
Trupanion, Inc.*(b)	1,664	40,086
United Fire Group, Inc.	1,240	55,998
United Insurance Holdings Corp.	1,204	14,111
Universal Insurance Holdings, Inc.	1,814	45,350
Watford Holdings Ltd.*	1,184	27,469
		2,688,646
Interactive Media & Services - 0.4%
Care.com, Inc.*	1,263	12,491
Cargurus, Inc.*	4,344	141,701
Cars.com, Inc.*	3,925	34,972
DHI Group, Inc.*	2,994	10,868
Eventbrite, Inc., Class A*(b)	2,139	37,390
EverQuote, Inc., Class A*	495	11,083
Liberty TripAdvisor Holdings, Inc., Class A*	4,247	37,119
Meet Group, Inc. (The)*	4,256	14,683
QuinStreet, Inc.*	2,650	30,342
Travelzoo*	310	3,680
TrueCar, Inc.*	6,061	24,002
Yelp, Inc.*	4,416	147,980
		506,311
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	1,453	21,388
Duluth Holdings, Inc., Class B*(b)	628	5,771
Groupon, Inc.*	26,434	65,556
Lands’ End, Inc.*	622	4,821
Leaf Group Ltd.*	1,012	4,230
Liquidity Services, Inc.*	1,602	12,127
Overstock.com, Inc.*(b)	1,573	24,743
PetMed Express, Inc.(b)	1,174	18,549
Quotient Technology, Inc.*	4,634	34,014
Rubicon Project, Inc. (The)*	2,802	28,665
Shutterfly, Inc.*	2,005	102,015
Shutterstock, Inc.*	1,117	39,218
Stamps.com, Inc.*	981	63,137
Stitch Fix, Inc., Class A*(b)	2,453	46,754
Waitr Holdings, Inc.*(b)	3,070	5,311
		476,299
IT Services - 2.0%
Brightcove, Inc.*	2,216	27,323
Carbonite, Inc.*	1,937	23,341
Cardtronics plc, Class A*	2,235	66,201
Cass Information Systems, Inc.	824	41,694
Conduent, Inc.*	10,126	65,920
CSG Systems International, Inc.	1,923	103,611
Endurance International Group Holdings, Inc.*	4,189	21,113
EVERTEC, Inc.	3,547	123,648
Evo Payments, Inc., Class A*	1,829	54,285
Exela Technologies, Inc.*	2,623	3,016
ExlService Holdings, Inc.*	1,961	132,760
GTT Communications, Inc.*(b)	1,946	18,506
Hackett Group, Inc. (The)	1,430	23,066
I3 Verticals, Inc., Class A*	541	12,237
Information Services Group, Inc.*	2,017	5,365
International Money Express, Inc.*	758	9,884
KBR, Inc.	8,288	211,510
Limelight Networks, Inc.*	6,552	15,921
LiveRamp Holdings, Inc.*	3,996	169,271
ManTech International Corp., Class A	1,566	110,059
MAXIMUS, Inc.	3,724	286,525
NIC, Inc.	3,846	80,074
Paysign, Inc.*(b)	1,745	23,191
Perficient, Inc.*	1,887	69,517
Perspecta, Inc.	8,273	214,684
Presidio, Inc.	2,698	43,222
PRGX Global, Inc.*	1,219	6,570
Priority Technology Holdings, Inc.*(b)	383	2,175
Science Applications International Corp.	3,471	305,483
StarTek, Inc.*	953	5,937
Sykes Enterprises, Inc.*	2,288	66,352
TTEC Holdings, Inc.	838	39,311
Tucows, Inc., Class A*(b)	554	27,955
Unisys Corp.*	2,980	19,489
USA Technologies, Inc.*	3,443	28,336
Verra Mobility Corp.*	5,764	80,235
Virtusa Corp.*	1,682	60,788
		2,598,575
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,061	53,524
American Outdoor Brands Corp.*	3,164	19,016
Callaway Golf Co.	5,469	97,129
Clarus Corp.	1,370	15,084
Escalade, Inc.	626	6,467
Johnson Outdoors, Inc., Class A	287	16,072
Malibu Boats, Inc., Class A*	1,214	33,773
Marine Products Corp.	432	6,536
MasterCraft Boat Holdings, Inc.*	1,077	16,316
Sturm Ruger & Co., Inc.(b)	979	40,149
Vista Outdoor, Inc.*	3,384	18,917
YETI Holdings, Inc.*(b)	1,811	51,161
		374,144
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.*(b)	1,597	30,008
Cambrex Corp.*	1,972	118,182
ChromaDex Corp.*(b)	2,238	8,751
Codexis, Inc.*	3,094	43,409
Fluidigm Corp.*	4,045	22,571
Luminex Corp.	2,459	50,409
Medpace Holdings, Inc.*	1,615	130,670
NanoString Technologies, Inc.*	1,933	49,253

Investments	Shares	Value ($)
NeoGenomics, Inc.*	5,123	127,972
Pacific Biosciences of California, Inc.*	8,327	46,215
Quanterix Corp.*	558	14,692
Syneos Health, Inc.*	3,644	191,419
		833,551
Machinery - 3.2%
Actuant Corp., Class A	3,264	72,493
Alamo Group, Inc.	570	65,083
Albany International Corp., Class A	1,694	139,281
Altra Industrial Motion Corp.	3,765	97,852
Astec Industries, Inc.	1,307	36,073
Barnes Group, Inc.	2,799	125,535
Blue Bird Corp.*	885	16,142
Briggs & Stratton Corp.	2,389	10,321
Chart Industries, Inc.*	2,074	130,330
CIRCOR International, Inc.*	1,142	39,251
Columbus McKinnon Corp.	1,333	43,149
Commercial Vehicle Group, Inc.*	1,777	11,284
Douglas Dynamics, Inc.	1,312	54,789
Eastern Co. (The)	316	6,971
Energy Recovery, Inc.*	2,175	21,032
EnPro Industries, Inc.	1,204	74,985
ESCO Technologies, Inc.	1,494	113,738
Evoqua Water Technologies Corp.*	4,381	67,730
Federal Signal Corp.	3,498	103,926
Franklin Electric Co., Inc.	2,705	124,024
Gencor Industries, Inc.*	530	6,063
Gorman-Rupp Co. (The)	1,030	30,766
Graham Corp.	560	10,310
Greenbrier Cos., Inc. (The)	1,879	43,762
Harsco Corp.*	4,656	83,342
Helios Technologies, Inc.	1,712	73,257
Hillenbrand, Inc.	3,626	99,497
Hurco Cos., Inc.	372	11,871
Hyster-Yale Materials Handling, Inc.	593	32,348
John Bean Technologies Corp.	1,825	186,734
Kadant, Inc.	643	52,913
Kennametal, Inc.	4,805	143,622
LB Foster Co., Class A*	587	11,687
Lindsay Corp.	630	55,604
Luxfer Holdings plc	1,593	25,026
Lydall, Inc.*	998	20,070
Manitowoc Co., Inc. (The)*	2,080	26,000
Meritor, Inc.*	4,695	78,970
Milacron Holdings Corp.*	4,014	63,622
Miller Industries, Inc.	647	20,245
Mueller Industries, Inc.	3,246	85,565
Mueller Water Products, Inc., Class A	9,185	96,075
Navistar International Corp.*	2,900	66,700
NN, Inc.	2,454	15,755
Omega Flex, Inc.	169	14,230
Park-Ohio Holdings Corp.	517	14,057
Proto Labs, Inc.*	1,576	149,310
RBC Bearings, Inc.*	1,421	226,692
REV Group, Inc.	1,590	20,495
Rexnord Corp.*	6,162	161,321
Spartan Motors, Inc.	2,008	25,321
SPX Corp.*	2,555	96,962
SPX FLOW, Inc.*	2,451	82,623
Standex International Corp.	735	50,531
Tennant Co.	1,054	72,083
Terex Corp.	3,707	92,045
Titan International, Inc.	2,933	7,626
TriMas Corp.*	2,659	78,121
Twin Disc, Inc.*	595	6,015
Wabash National Corp.	3,197	43,607
Watts Water Technologies, Inc., Class A	1,615	147,983
Welbilt, Inc.*	7,599	119,608
		4,102,423
Marine - 0.1%
Costamare, Inc.	2,871	16,623
Eagle Bulk Shipping, Inc.*	2,588	11,905
Genco Shipping & Trading Ltd.*	888	8,489
Matson, Inc.	2,486	88,328
Safe Bulkers, Inc.*	3,016	6,213
Scorpio Bulkers, Inc.	3,135	19,844
		151,402
Media - 0.8%
Boston Omaha Corp., Class A*(b)	589	12,063
Cardlytics, Inc.*	794	29,831
cbdMD, Inc.*(b)	554	2,271
Central European Media Enterprises Ltd., Class A*	5,190	24,082
Clear Channel Outdoor Holdings, Inc.*	2,244	5,834
comScore, Inc.*	2,863	5,325
Cumulus Media, Inc., Class A*	828	11,261
Daily Journal Corp.*(b)	66	13,232
Emerald Expositions Events, Inc.	1,447	13,833
Entercom Communications Corp., Class A	7,236	25,760
Entravision Communications Corp., Class A	3,549	10,860
EW Scripps Co. (The), Class A	3,200	39,552
Fluent, Inc.*	2,495	7,435
Gannett Co., Inc.	6,194	65,161
Gray Television, Inc.*	5,330	81,549
Hemisphere Media Group, Inc.*	989	11,739
Lee Enterprises, Inc.*	3,132	5,575
Liberty Latin America Ltd., Class A*	2,706	44,433
Liberty Latin America Ltd., Class C*	6,661	109,840
Loral Space & Communications, Inc.*	752	27,816
Marchex, Inc., Class B*	2,030	6,902
MDC Partners, Inc., Class A*	3,309	7,776
Meredith Corp.	2,329	101,964
MSG Networks, Inc., Class A*	3,426	56,186
National CineMedia, Inc.	3,653	29,955
New Media Investment Group, Inc.(b)	3,504	30,765
Saga Communications, Inc., Class A	222	6,336
Scholastic Corp.	1,664	58,356
TechTarget, Inc.*	1,328	31,527
TEGNA, Inc.	12,723	182,066
Tribune Publishing Co.	1,026	7,849
WideOpenWest, Inc.*	1,441	8,098
		1,075,232
Metals & Mining - 1.0%
AK Steel Holding Corp.*(b)	18,430	39,809
Allegheny Technologies, Inc.*	7,359	145,855

Investments	Shares	Value ($)
Carpenter Technology Corp.	2,756	134,052
Century Aluminum Co.*	2,937	16,183
Cleveland-Cliffs, Inc.(b)	16,473	130,796
Coeur Mining, Inc.*	11,888	65,027
Commercial Metals Co.	6,899	108,107
Compass Minerals International, Inc.	1,994	99,162
Gold Resource Corp.	3,379	11,522
Haynes International, Inc.	727	21,716
Hecla Mining Co.	28,188	50,175
Kaiser Aluminum Corp.	935	82,682
Materion Corp.	1,189	69,961
Mayville Engineering Co., Inc.*	370	4,891
Novagold Resources, Inc.*	13,541	100,745
Olympic Steel, Inc.	540	5,805
Ramaco Resources, Inc.*(b)	480	2,045
Ryerson Holding Corp.*	948	6,513
Schnitzer Steel Industries, Inc., Class A	1,503	33,276
SunCoke Energy, Inc.*	5,127	31,993
Synalloy Corp.	485	7,779
TimkenSteel Corp.*	2,355	12,293
Warrior Met Coal, Inc.	3,026	63,243
Worthington Industries, Inc.	2,310	80,157
		1,323,787
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AG Mortgage Investment Trust, Inc.	1,904	28,541
Anworth Mortgage Asset Corp.	5,714	17,713
Apollo Commercial Real Estate Finance, Inc.	8,899	165,077
Ares Commercial Real Estate Corp.	1,578	23,654
Arlington Asset Investment Corp., Class A	2,111	10,428
ARMOUR Residential REIT, Inc.	3,482	57,175
Blackstone Mortgage Trust, Inc., Class A	7,387	257,068
Capstead Mortgage Corp.	4,949	35,979
Cherry Hill Mortgage Investment Corp.	917	11,032
Colony Credit Real Estate, Inc.	4,733	59,305
Dynex Capital, Inc.	1,403	19,810
Ellington Financial, Inc.	1,577	27,550
Exantas Capital Corp.	1,783	19,987
Granite Point Mortgage Trust, Inc.	3,109	56,864
Great Ajax Corp.	940	13,705
Invesco Mortgage Capital, Inc.	7,571	113,792
KKR Real Estate Finance Trust, Inc.	1,477	27,930
Ladder Capital Corp.	6,025	101,100
New York Mortgage Trust, Inc.	12,199	75,024
Orchid Island Capital, Inc.(b)	3,019	16,393
PennyMac Mortgage Investment Trust	4,412	96,005
Ready Capital Corp.	1,825	26,791
Redwood Trust, Inc.	5,628	93,425
TPG RE Finance Trust, Inc.	2,900	56,289
Western Asset Mortgage Capital Corp.	2,756	25,906
		1,436,543
Multiline Retail - 0.1%
Big Lots, Inc.	2,330	53,008
Dillard’s, Inc., Class A(b)	623	36,458
JC Penney Co., Inc.*(b)	18,615	13,851
		103,317
Multi-Utilities - 0.6%
Avista Corp.	3,841	180,143
Black Hills Corp.	3,535	271,170
NorthWestern Corp.	2,965	214,784
Unitil Corp.	854	51,556
		717,653
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp.*	9,370	4,890
Altus Midstream Co.*(b)	2,947	6,808
Amplify Energy Corp.*	763	4,548
Arch Coal, Inc., Class A	988	75,641
Ardmore Shipping Corp.*	1,954	12,193
Berry Petroleum Corp.	3,707	29,619
Bonanza Creek Energy, Inc.*	1,107	24,974
Brigham Minerals, Inc., Class A	942	18,831
California Resources Corp.*(b)	2,827	27,676
Callon Petroleum Co.*(b)	13,389	55,029
Carrizo Oil & Gas, Inc.*(b)	5,198	43,091
Chaparral Energy, Inc., Class A*(b)	1,815	2,414
Clean Energy Fuels Corp.*	7,860	15,641
CNX Resources Corp.*	11,368	90,603
Comstock Resources, Inc.*(b)	880	5,034
CONSOL Energy, Inc.*	1,607	26,933
Contura Energy, Inc.*	1,111	31,997
CVR Energy, Inc.	1,732	68,899
Delek US Holdings, Inc.	4,483	146,818
Denbury Resources, Inc.*	26,905	29,057
DHT Holdings, Inc.	5,187	29,151
Diamond S Shipping, Inc.*	1,286	14,017
Dorian LPG Ltd.*	1,628	16,915
Earthstone Energy, Inc., Class A*	1,140	3,922
Energy Fuels, Inc.*	5,188	9,494
Evolution Petroleum Corp.	1,591	9,419
Extraction Oil & Gas, Inc.*(b)	5,855	23,596
Falcon Minerals Corp.	2,256	13,220
GasLog Ltd.	2,367	29,114
Golar LNG Ltd.	5,545	64,932
Goodrich Petroleum Corp.*	522	5,528
Green Plains, Inc.	2,312	18,982
Gulfport Energy Corp.*	9,371	22,490
Hallador Energy Co.	1,190	4,724
HighPoint Resources Corp.*	6,572	7,689
International Seaways, Inc.*	1,474	25,382
Isramco, Inc.*	45	5,415
Jagged Peak Energy, Inc.*	3,832	26,441
Laredo Petroleum, Inc.*	10,555	26,176
Magnolia Oil & Gas Corp., Class A*	5,914	60,382
Matador Resources Co.*	6,502	101,756
Montage Resources Corp.*	1,251	3,728
NACCO Industries, Inc., Class A	217	10,802
NextDecade Corp.*(b)	667	3,742
Nordic American Tankers Ltd.	8,151	14,509
Northern Oil and Gas, Inc.*	16,345	30,075
Oasis Petroleum, Inc.*	18,686	58,300
Overseas Shipholding Group, Inc., Class A*	3,786	6,171
Panhandle Oil and Gas, Inc., Class A	908	10,378
Par Pacific Holdings, Inc.*	2,014	43,784
PDC Energy, Inc.*	3,889	123,865
Peabody Energy Corp.	4,143	76,356

Investments	Shares	Value ($)
Penn Virginia Corp.*	793	22,601
PrimeEnergy Resources Corp.*	30	3,375
QEP Resources, Inc.	14,001	49,844
Renewable Energy Group, Inc.*	2,152	26,190
REX American Resources Corp.*	328	22,527
Ring Energy, Inc.*	3,524	5,145
Roan Resources, Inc.*	2,087	2,358
Rosehill Resources, Inc.*(b)	611	947
SandRidge Energy, Inc.*	1,804	8,443
Scorpio Tankers, Inc.	2,535	66,645
SemGroup Corp., Class A	4,648	41,088
Ship Finance International Ltd.	4,757	66,931
SilverBow Resources, Inc.*	413	3,585
SM Energy Co.	6,558	62,170
Southwestern Energy Co.*	31,811	50,261
SRC Energy, Inc.*	14,161	71,088
Talos Energy, Inc.*	1,178	22,429
Teekay Corp.	4,015	14,735
Teekay Tankers Ltd., Class A*	11,144	12,370
Tellurian, Inc.*(b)	5,524	36,072
Unit Corp.*	3,108	9,417
Uranium Energy Corp.*(b)	10,429	9,771
W&T Offshore, Inc.*	5,509	24,129
Whiting Petroleum Corp.*	5,325	35,305
World Fuel Services Corp.	3,882	149,069
		2,437,646
Paper & Forest Products - 0.3%
Boise Cascade Co.	2,273	71,372
Clearwater Paper Corp.*	934	14,963
Louisiana-Pacific Corp.	7,266	174,675
Neenah, Inc.	980	62,504
PH Glatfelter Co.	2,549	36,655
Schweitzer-Mauduit International, Inc.	1,809	60,674
Verso Corp., Class A*	2,039	20,818
		441,661
Personal Products - 0.3%
Edgewell Personal Care Co.*	3,164	88,086
elf Beauty, Inc.*	1,534	25,035
Inter Parfums, Inc.	1,029	66,154
Lifevantage Corp.*	818	9,947
Medifast, Inc.	665	66,473
Nature’s Sunshine Products, Inc.*	512	4,818
Revlon, Inc., Class A*(b)	405	6,695
USANA Health Sciences, Inc.*	792	53,832
Youngevity International, Inc.*(b)	485	2,076
		323,116
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc.*(b)	4,587	10,688
Acer Therapeutics, Inc.*	294	794
Aclaris Therapeutics, Inc.*	1,804	1,822
Aerie Pharmaceuticals, Inc.*	2,469	53,479
Akorn, Inc.*	5,465	15,794
Amneal Pharmaceuticals, Inc.*	5,483	13,982
Amphastar Pharmaceuticals, Inc.*	2,100	47,166
ANI Pharmaceuticals, Inc.*	534	34,977
Arvinas, Inc.*	1,029	26,764
Assertio Therapeutics, Inc.*	3,772	5,432
Axsome Therapeutics, Inc.*	1,425	36,266
BioDelivery Sciences International, Inc.*	4,771	20,468
Cara Therapeutics, Inc.*(b)	1,997	46,810
Cerecor, Inc.*(b)	1,255	4,066
Chiasma, Inc.*	1,526	7,905
Collegium Pharmaceutical, Inc.*	1,880	21,770
Corcept Therapeutics, Inc.*	5,659	71,360
CorMedix, Inc.*(b)	1,380	10,598
Cymabay Therapeutics, Inc.*	4,031	23,863
Dermira, Inc.*	2,727	21,843
Dova Pharmaceuticals, Inc.*(b)	478	7,165
Eloxx Pharmaceuticals, Inc.*(b)	1,327	8,227
Endo International plc*	13,153	31,173
Evofem Biosciences, Inc.*	829	4,361
Evolus, Inc.*(b)	650	11,206
EyePoint Pharmaceuticals, Inc.*(b)	3,621	5,431
Innoviva, Inc.*	3,739	43,335
Intersect ENT, Inc.*	1,797	29,435
Intra-Cellular Therapies, Inc.*	2,607	22,316
Kala Pharmaceuticals, Inc.*(b)	1,277	5,248
Kaleido Biosciences, Inc.*(b)	296	2,771
Lannett Co., Inc.*(b)	1,850	19,055
Liquidia Technologies, Inc.*	786	3,191
Mallinckrodt plc*	4,922	12,748
Marinus Pharmaceuticals, Inc.*	2,935	3,375
Menlo Therapeutics, Inc.*	906	4,457
MyoKardia, Inc.*	2,600	139,802
NGM Biopharmaceuticals, Inc.*	393	6,968
Ocular Therapeutix, Inc.*(b)	2,203	9,451
Odonate Therapeutics, Inc.*	453	13,957
Omeros Corp.*(b)	2,724	50,367
Optinose, Inc.*(b)	1,458	11,168
Osmotica Pharmaceuticals plc*	467	1,429
Pacira BioSciences, Inc.*	2,373	88,370
Paratek Pharmaceuticals, Inc.*(b)	1,873	7,005
Phibro Animal Health Corp., Class A	1,194	24,656
Prestige Consumer Healthcare, Inc.*	3,040	96,915
Reata Pharmaceuticals, Inc., Class A*(b)	1,176	90,670
resTORbio, Inc.*(b)	876	8,427
Revance Therapeutics, Inc.*	2,576	27,306
SIGA Technologies, Inc.*	3,223	16,179
Strongbridge Biopharma plc*	2,116	5,480
Supernus Pharmaceuticals, Inc.*	2,886	78,009
TherapeuticsMD, Inc.*(b)	11,526	33,310
Theravance Biopharma, Inc.*	2,588	57,014
Tricida, Inc.*(b)	1,276	44,520
Verrica Pharmaceuticals, Inc.*	755	7,482
WaVe Life Sciences Ltd.*	1,317	30,291
Xeris Pharmaceuticals, Inc.*	1,562	18,104
Zogenix, Inc.*	2,496	106,554
Zynerba Pharmaceuticals, Inc.*(b)	1,216	12,999
		1,675,774
Professional Services - 1.5%
Acacia Research Corp.*	2,842	7,418
ASGN, Inc.*	2,992	186,910
Barrett Business Services, Inc.	418	36,420
BG Staffing, Inc.	582	10,907
CBIZ, Inc.*	3,003	67,087
CRA International, Inc.	456	17,734
Exponent, Inc.	3,029	214,726
Forrester Research, Inc.	623	21,724
Franklin Covey Co.*	570	20,970
FTI Consulting, Inc.*	2,207	238,665
GP Strategies Corp.*	739	9,518

Investments	Shares	Value ($)
Heidrick & Struggles International, Inc.	1,099	29,179
Huron Consulting Group, Inc.*	1,314	80,430
ICF International, Inc.	1,061	89,824
InnerWorkings, Inc.*	2,583	10,952
Insperity, Inc.	2,268	224,668
Kelly Services, Inc., Class A	1,938	46,919
Kforce, Inc.	1,322	43,018
Korn Ferry	3,300	128,964
Mistras Group, Inc.*	1,054	15,388
Navigant Consulting, Inc.	2,280	63,544
Resources Connection, Inc.	1,789	29,608
TriNet Group, Inc.*	2,615	175,545
TrueBlue, Inc.*	2,332	45,264
Upwork, Inc.*(b)	3,215	46,489
Willdan Group, Inc.*	582	21,039
		1,882,910
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA*	342	6,772
American Realty Investors, Inc.*	147	1,704
Consolidated-Tomoka Land Co.	292	18,641
Cushman & Wakefield plc*	5,995	100,956
eXp World Holdings, Inc.*(b)	932	8,108
Forestar Group, Inc.*	618	11,779
FRP Holdings, Inc.*	413	20,316
Griffin Industrial Realty, Inc.	54	1,944
Kennedy-Wilson Holdings, Inc.	7,179	150,615
Marcus & Millichap, Inc.*	1,345	48,528
Maui Land & Pineapple Co., Inc.*	395	4,155
Newmark Group, Inc., Class A	8,402	72,929
Rafael Holdings, Inc., Class B*	617	12,463
RE/MAX Holdings, Inc., Class A	1,046	26,851
Realogy Holdings Corp.(b)	6,659	31,830
Redfin Corp.*(b)	5,163	87,203
RMR Group, Inc. (The), Class A	892	41,558
St Joe Co. (The)*	1,979	35,582
Stratus Properties, Inc.*	342	8,995
Tejon Ranch Co.*	1,229	20,574
Transcontinental Realty Investors, Inc.*	61	1,788
		713,291
Road & Rail - 0.4%
ArcBest Corp.	1,492	44,178
Avis Budget Group, Inc.*	3,463	85,779
Covenant Transportation Group, Inc., Class A*	736	10,584
Daseke, Inc.*	2,676	4,710
Heartland Express, Inc.	2,688	55,292
Hertz Global Holdings, Inc.*	5,939	71,921
Marten Transport Ltd.	2,296	45,162
PAM Transportation Services, Inc.*	116	6,692
Roadrunner Transportation Systems, Inc.*	209	2,011
Saia, Inc.*	1,519	129,935
Universal Logistics Holdings, Inc.	491	10,286
US Xpress Enterprises, Inc., Class A*	1,276	5,359
Werner Enterprises, Inc.	2,648	86,537
YRC Worldwide, Inc.*(b)	1,951	4,253
		562,699
Semiconductors & Semiconductor Equipment - 2.3%
Adesto Technologies Corp.*	1,564	15,953
Advanced Energy Industries, Inc.*	2,228	115,054
Alpha & Omega Semiconductor Ltd.*	1,169	13,771
Ambarella, Inc.*	1,848	103,248
Amkor Technology, Inc.*	5,746	50,277
Aquantia Corp.*	1,644	21,668
Axcelis Technologies, Inc.*	1,924	29,456
AXT, Inc.*	2,251	7,631
Brooks Automation, Inc.	4,153	138,419
Cabot Microelectronics Corp.	1,698	211,656
CEVA, Inc.*	1,270	39,891
Cirrus Logic, Inc.*	3,471	186,184
Cohu, Inc.	2,363	28,167
Diodes, Inc.*	2,402	87,793
DSP Group, Inc.*	1,275	17,646
Enphase Energy, Inc.*	5,374	159,447
FormFactor, Inc.*	4,350	74,341
GSI Technology, Inc.*	894	7,510
Ichor Holdings Ltd.*	1,287	27,362
Impinj, Inc.*	862	31,360
Inphi Corp.*	2,630	160,930
Lattice Semiconductor Corp.*	7,296	143,658
MACOM Technology Solutions Holdings, Inc.*	2,689	52,812
MaxLinear, Inc.*	3,814	75,593
Nanometrics, Inc.*	1,358	37,060
NeoPhotonics Corp.*	2,217	13,878
NVE Corp.	279	17,912
PDF Solutions, Inc.*	1,654	19,368
Photronics, Inc.*	3,815	41,202
Power Integrations, Inc.	1,658	147,595
Rambus, Inc.*	6,461	81,021
Rudolph Technologies, Inc.*	1,792	39,406
Semtech Corp.*	3,857	161,878
Silicon Laboratories, Inc.*	2,516	274,244
SMART Global Holdings, Inc.*	766	21,762
SunPower Corp.*(b)	3,681	46,086
Synaptics, Inc.*	2,036	65,193
Ultra Clean Holdings, Inc.*	2,283	27,259
Veeco Instruments, Inc.*	2,818	26,095
Xperi Corp.	2,882	52,798
		2,872,584
Software - 4.3%
8x8, Inc.*	5,484	133,316
A10 Networks, Inc.*	3,267	22,673
ACI Worldwide, Inc.*	6,385	190,145
Agilysys, Inc.*	1,033	28,149
Alarm.com Holdings, Inc.*	2,148	102,245
Altair Engineering, Inc., Class A*	2,254	77,447
American Software, Inc., Class A	1,687	26,587
Appfolio, Inc., Class A*	897	88,597
Appian Corp.*(b)	1,824	108,473
Avaya Holdings Corp.*	6,491	91,653
Benefitfocus, Inc.*(b)	1,735	45,318
Blackbaud, Inc.	2,860	260,174
Blackline, Inc.*	2,502	127,427
Bottomline Technologies DE, Inc.*	2,507	103,389
Box, Inc., Class A*	8,385	122,673
Carbon Black, Inc.*	3,265	85,217
ChannelAdvisor Corp.*	1,564	13,450
Cision Ltd.*	5,358	37,077
Cloudera, Inc.*(b)	13,813	98,625
CommVault Systems, Inc.*	2,001	86,783
Cornerstone OnDemand, Inc.*	3,276	170,909
Digimarc Corp.*	668	26,413

Investments	Shares		Value ($)
Digital Turbine, Inc.*	4,526		34,443
Domo, Inc., Class B*	1,011		25,103
Ebix, Inc.(b)	1,360		48,171
eGain Corp.*	1,193		8,566
Envestnet, Inc.*	2,795		159,902
Everbridge, Inc.*	1,909		164,556
Five9, Inc.*	3,442		217,569
ForeScout Technologies, Inc.*	2,376		85,132
GTY Technology Holdings, Inc.*	1,767		11,061
Ideanomics, Inc.*(b)	2,994		4,790
Instructure, Inc.*	1,968		81,396
Intelligent Systems Corp.*(b)	399		21,103
j2 Global, Inc.	2,728		230,789
LivePerson, Inc.*	3,560		141,474
Majesco*	445		3,729
MicroStrategy, Inc., Class A*	486		69,639
Mitek Systems, Inc.*	2,159		21,892
MobileIron, Inc.*	5,595		38,606
Model N, Inc.*	1,899		54,368
Monotype Imaging Holdings, Inc.	2,366		46,729
OneSpan, Inc.*	1,920		25,920
Phunware, Inc.*	254		381
Progress Software Corp.	2,603		98,341
PROS Holdings, Inc.*	1,924		136,643
Q2 Holdings, Inc.*	2,345		210,933
QAD, Inc., Class A	646		26,176
Qualys, Inc.*	1,992		158,603
Rapid7, Inc.*	2,816		151,191
Rimini Street, Inc.*	1,155		5,509
SailPoint Technologies Holding, Inc.*	5,020		113,101
SecureWorks Corp., Class A*(b)	488		5,890
SharpSpring, Inc.*	501		5,812
ShotSpotter, Inc.*	470		12,798
SPS Commerce, Inc.*	2,104		106,336
SVMK, Inc.*	4,908		82,160
Synchronoss Technologies, Inc.*	2,239		17,822
Telaria, Inc.*	2,529		25,239
Telenav, Inc.*	1,852		20,965
Tenable Holdings, Inc.*	2,167		49,408
TiVo Corp.	7,173		54,013
Upland Software, Inc.*	1,314		49,932
Varonis Systems, Inc.*	1,736		118,604
Verint Systems, Inc.*	3,831		204,154
VirnetX Holding Corp.*(b)	3,543		18,636
Workiva, Inc.*	2,050		98,626
Yext, Inc.*	5,439		85,773
Zix Corp.*	3,128		22,991
Zuora, Inc., Class A*	4,987		75,054
			5,496,769
Specialty Retail - 2.1%
Aaron’s, Inc.	3,953		253,427
Abercrombie & Fitch Co., Class A	3,894		56,930
American Eagle Outfitters, Inc.	9,470		159,285
America’s Car-Mart, Inc.*	366		31,395
Asbury Automotive Group, Inc.*	1,131		106,653
Ascena Retail Group, Inc.*(b)	9,163		2,281
At Home Group, Inc.*	2,789		18,798
Barnes & Noble Education, Inc.*	2,299		8,966
Bed Bath & Beyond, Inc.(b)	7,375		71,316
Boot Barn Holdings, Inc.*	1,637		56,067
Buckle, Inc. (The)(b)	1,691		33,144
Caleres, Inc.	2,391		48,179
Camping World Holdings, Inc., Class A(b)	1,925		14,630
Cato Corp. (The), Class A	1,280		21,926
Chico’s FAS, Inc.	6,829		21,306
Children’s Place, Inc. (The)(b)	897		78,263
Citi Trends, Inc.	665		11,179
Conn’s, Inc.*	1,166		23,507
Container Store Group, Inc. (The)*	929		4,162
Designer Brands, Inc., Class A	3,807		62,777
Express, Inc.*	3,850		8,162
GameStop Corp., Class A(b)	5,955		23,641
Genesco, Inc.*	1,036		36,965
GNC Holdings, Inc., Class A*(b)	4,785		9,379
Group 1 Automotive, Inc.	1,030		76,962
Guess?, Inc.	3,353		60,589
Haverty Furniture Cos., Inc.	1,081		20,701
Hibbett Sports, Inc.*	1,071		17,714
Hudson Ltd., Class A*	2,318		25,150
J. Jill, Inc.(b)	988		1,848
Lithia Motors, Inc., Class A	1,295		169,736
Lumber Liquidators Holdings, Inc.*(b)	1,671		15,724
MarineMax, Inc.*	1,301		18,812
Michaels Cos., Inc. (The)*	4,999		28,344
Monro, Inc.	1,912		148,601
Murphy USA, Inc.*	1,782		159,311
National Vision Holdings, Inc.*	4,536		128,641
Office Depot, Inc.	31,805		41,347
Party City Holdco, Inc.*(b)	3,156		14,833
Pier 1 Imports, Inc.*	—	(d)	2
Rent-A-Center, Inc.*	2,851		72,786
RH*(b)	1,064		152,418
RTW RetailWinds, Inc.*	1,777		1,795
Sally Beauty Holdings, Inc.*	7,064		86,393
Shoe Carnival, Inc.(b)	558		17,138
Signet Jewelers Ltd.	3,034		37,136
Sleep Number Corp.*	1,738		72,718
Sonic Automotive, Inc., Class A	1,425		38,347
Sportsman’s Warehouse Holdings, Inc.*	2,484		10,482
Tailored Brands, Inc.(b)	2,927		15,864
Tile Shop Holdings, Inc.	2,285		6,147
Tilly’s, Inc., Class A	1,271		13,612
Winmark Corp.	144		23,400
Zumiez, Inc.*	1,168		30,345
			2,669,234
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*(b)	6,647		46,529
AstroNova, Inc.	401		6,588
Avid Technology, Inc.*	1,637		12,212
Cray, Inc.*	2,389		83,448
Diebold Nixdorf, Inc.*	4,492		50,355
Immersion Corp.*	1,823		14,967
Sonim Technologies, Inc.*	211		1,532
Stratasys Ltd.*	3,008		71,651
			287,282
Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc.*	964		2,670
Crocs, Inc.*	3,748		83,580
Culp, Inc.	645		9,056
Deckers Outdoor Corp.*	1,709		251,992
Delta Apparel, Inc.*	361		8,101
Fossil Group, Inc.*(b)	2,738		35,046
G-III Apparel Group Ltd.*	2,645		54,249

Investments	Shares	Value ($)
Kontoor Brands, Inc.*	2,590	88,682
Movado Group, Inc.	921	19,820
Oxford Industries, Inc.	973	67,896
Rocky Brands, Inc.	406	11,831
Steven Madden Ltd.	4,971	165,137
Superior Group of Cos., Inc.	624	8,848
Unifi, Inc.*	845	16,258
Vera Bradley, Inc.*	1,200	12,708
Vince Holding Corp.*	181	2,226
Wolverine World Wide, Inc.	5,114	132,708
		970,808
Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc.*	3,383	87,654
Bridgewater Bancshares, Inc.*	1,364	15,181
Capitol Federal Financial, Inc.	7,729	104,110
Columbia Financial, Inc.*	3,095	46,920
Dime Community Bancshares, Inc.	1,854	36,765
Entegra Financial Corp.*	394	11,836
ESSA Bancorp, Inc.	555	8,492
Essent Group Ltd.*	5,636	273,346
Federal Agricultural Mortgage Corp., Class C	526	43,316
First Defiance Financial Corp.	1,134	29,654
Flagstar Bancorp, Inc.	1,671	60,741
FS Bancorp, Inc.	232	11,229
Greene County Bancorp, Inc.	195	5,246
Hingham Institution for Savings	83	14,948
Home Bancorp, Inc.	454	16,925
HomeStreet, Inc.*	1,457	38,421
Kearny Financial Corp.	4,873	61,302
Luther Burbank Corp.	1,168	12,217
Merchants Bancorp	505	8,009
Meridian Bancorp, Inc.	2,807	49,066
Meta Financial Group, Inc.	2,150	66,457
MMA Capital Holdings, Inc.*	287	8,495
Mr Cooper Group, Inc.*	4,452	39,222
NMI Holdings, Inc., Class A*	3,810	107,975
Northfield Bancorp, Inc.	2,581	40,057
Northwest Bancshares, Inc.	5,873	92,852
OceanFirst Financial Corp.	2,959	62,198
Ocwen Financial Corp.*	7,880	14,105
OP Bancorp	759	7,211
Oritani Financial Corp.	2,308	39,536
PCSB Financial Corp.	949	18,705
PDL Community Bancorp*	514	7,191
PennyMac Financial Services, Inc.*	1,461	43,231
Provident Bancorp, Inc.*	250	6,330
Provident Financial Holdings, Inc.	341	6,885
Provident Financial Services, Inc.	3,613	86,026
Prudential Bancorp, Inc.	512	8,284
Radian Group, Inc.	12,246	276,147
Riverview Bancorp, Inc.	1,243	8,763
Southern Missouri Bancorp, Inc.	459	15,331
Sterling Bancorp, Inc.	992	9,255
Territorial Bancorp, Inc.	455	12,444
Timberland Bancorp, Inc.	434	11,097
TrustCo Bank Corp.	5,564	42,676
United Community Financial Corp.	2,794	26,962
United Financial Bancorp, Inc.	2,968	37,100
Walker & Dunlop, Inc.	1,621	90,549
Washington Federal, Inc.	4,690	166,964
Waterstone Financial, Inc.	1,423	23,608
Western New England Bancorp, Inc.	1,410	12,535
WSFS Financial Corp.	3,074	126,710
		2,450,279
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	6,771	13,271
Pyxus International, Inc.*(b)	492	6,578
Turning Point Brands, Inc.	486	17,423
Universal Corp.	1,436	71,886
Vector Group Ltd.	6,183	72,218
		181,376
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	3,066	66,992
Applied Industrial Technologies, Inc.	2,245	119,861
Beacon Roofing Supply, Inc.*	3,974	126,691
BlueLinx Holdings, Inc.*(b)	522	14,976
BMC Stock Holdings, Inc.*	3,899	99,152
CAI International, Inc.*	989	20,947
DXP Enterprises, Inc.*	953	30,925
EVI Industries, Inc.(b)	266	7,929
Foundation Building Materials, Inc.*	868	14,869
GATX Corp.	2,114	156,901
General Finance Corp.*	680	5,624
GMS, Inc.*	1,879	55,355
H&E Equipment Services, Inc.	1,869	45,398
Herc Holdings, Inc.*	1,410	58,205
Kaman Corp.	1,620	94,592
Lawson Products, Inc.*	244	8,894
MRC Global, Inc.*	4,653	58,488
NOW, Inc.*	6,338	75,359
Rush Enterprises, Inc., Class A	1,609	58,101
Rush Enterprises, Inc., Class B	268	9,964
SiteOne Landscape Supply, Inc.*	2,392	187,054
Systemax, Inc.	724	14,531
Textainer Group Holdings Ltd.*	1,646	13,119
Titan Machinery, Inc.*	1,108	16,686
Transcat, Inc.*	399	9,269
Triton International Ltd.	3,326	106,931
Veritiv Corp.*	758	12,552
Willis Lease Finance Corp.*	170	10,501
		1,499,866
Water Utilities - 0.5%
American States Water Co.	2,145	198,477
AquaVenture Holdings Ltd.*	698	12,341
Artesian Resources Corp., Class A	468	17,035
Cadiz, Inc.*(b)	749	8,621
California Water Service Group	2,814	158,822
Connecticut Water Service, Inc.	708	49,659
Consolidated Water Co. Ltd.	846	12,402
Global Water Resources, Inc.	690	8,218
Middlesex Water Co.	938	57,255
Pure Cycle Corp.*	1,000	10,850
SJW Group	1,538	105,092
York Water Co. (The)	756	28,229
		667,001
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	2,542	32,715
Gogo, Inc.*(b)	3,215	12,924
Shenandoah Telecommunications Co.	2,805	88,470

Investments	Shares	Value ($)
Spok Holdings, Inc.	1,049	12,326
		146,435

TOTAL COMMON STOCKS (Cost $132,768,014)		110,613,184

	Number of Rights

RIGHTS - 0.0%(c)
Biotechnology - 0.0%
Oncternal Therapeutics, Inc., CVR*(e)(f)	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	756	—
		—
Chemicals - 0.0%(c)
Schulman, Inc., CVR*(e)(f)	2,369	1,239
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(f)	2	—
Omthera Pharmaceuticals, Inc., CVR*(e)(f)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		1,239

Shares

SECURITIES LENDING REINVESTMENTS(g) - 2.9%

INVESTMENT COMPANIES - 2.9%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $3,684,796)	3,684,796	3,684,796

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 19.1%

REPURCHASE AGREEMENTS(h) - 19.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $24,433,092 (Cost $24,427,313)	24,427,313	24,427,313

Total Investments - 108.6% (Cost $160,880,123)		138,726,532
Liabilities in excess of other assets - (8.6%)		(10,949,803)
Net Assets - 100.0%		127,776,729

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,643,258.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $4,284,772, collateralized in the form of cash with a value of $3,684,796 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $814,092 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from September 5, 2019 — February 15, 2049; a total value of $4,498,888.

(c)	Represents less than 0.05% of net assets.
(d)	Amount represents less than one share.
(e)

Security fair valued as of August 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2019 amounted to $1,239, which represents approximately 0.00% of net assets of the Fund.

(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $3,684,796.
(h)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	121	9/20/2019	USD	$9,043,540	$73,601

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
5,306,105	11/6/2020	Bank of America NA	2.31%	Russell 2000® Index	1,029,890
6,308,225	11/6/2019	BNP Paribas SA	2.11%	Russell 2000® Index	95,502
77,368,092	11/6/2019	Citibank NA	2.29%	Russell 2000® Index	(3,758,319)
5,760,118	11/6/2019	Credit Suisse International	2.51%	Russell 2000® Index	100,379
10,323,096	11/6/2019	Goldman Sachs International	2.39%	Russell 2000® Index	226,763
3,299,037	11/6/2019	Morgan Stanley & Co. International plc	2.11%	iShares® Russell 2000 ETF	(43,918)
6,344,410	11/6/2019	Morgan Stanley & Co. International plc	2.31%	Russell 2000® Index	610,657
15,369,206	11/6/2019	Societe Generale	2.51%	Russell 2000® Index	(6,584,045)
5,677,676	11/6/2019	UBS AG	2.21%	Russell 2000® Index	(5,330,356)
135,755,965					(13,653,447)
				Total Unrealized Appreciation	2,063,191
				Total Unrealized Depreciation	(15,716,638)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.3%

Aerospace & Defense - 2.1%
Arconic, Inc.	28,638	740,006
Boeing Co. (The)	37,523	13,661,749
General Dynamics Corp.	19,476	3,725,174
Huntington Ingalls Industries, Inc.	2,980	622,820
L3Harris Technologies, Inc.	15,878	3,356,768
Lockheed Martin Corp.	17,626	6,770,323
Northrop Grumman Corp.	12,179	4,480,289
Raytheon Co.	19,976	3,701,952
Textron, Inc.	16,691	751,095
TransDigm Group, Inc.	3,511	1,890,041
United Technologies Corp.	58,169	7,575,931
		47,276,148
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	9,792	827,326
Expeditors International of Washington, Inc.	12,331	876,734
FedEx Corp.	17,188	2,726,189
United Parcel Service, Inc., Class B	50,020	5,935,373
		10,365,622
Airlines - 0.3%
Alaska Air Group, Inc.	8,857	528,940
American Airlines Group, Inc.	28,397	747,125
Delta Air Lines, Inc.	42,719	2,471,721
Southwest Airlines Co.	35,050	1,833,816
United Airlines Holdings, Inc.*	15,851	1,336,398
		6,918,000
Auto Components - 0.1%
Aptiv plc	18,488	1,537,647
BorgWarner, Inc.	14,865	485,045
		2,022,692
Automobiles - 0.3%
Ford Motor Co.	281,005	2,576,816
General Motors Co.	94,598	3,508,640
Harley-Davidson, Inc.	11,408	363,915
		6,449,371
Banks - 4.1%
Bank of America Corp.	634,103	17,444,174
BB&T Corp.	54,938	2,617,796
Citigroup, Inc.	165,827	10,670,967
Citizens Financial Group, Inc.	32,866	1,108,899
Comerica, Inc.	11,057	681,664
Fifth Third Bancorp	52,150	1,379,367
First Republic Bank	11,815	1,060,042
Huntington Bancshares, Inc.	75,036	994,227
JPMorgan Chase & Co.	232,627	25,556,402
KeyCorp	72,308	1,200,313
M&T Bank Corp.	9,796	1,432,273
People’s United Financial, Inc.	28,280	406,384
PNC Financial Services Group, Inc. (The)	32,374	4,173,980
Regions Financial Corp.	72,664	1,062,348
SunTrust Banks, Inc.	31,829	1,957,802
SVB Financial Group*	3,753	730,409
US Bancorp	107,321	5,654,743
Wells Fargo & Co.	290,060	13,508,094
Zions Bancorp NA	13,093	537,991
		92,177,875
Beverages - 1.5%
Brown-Forman Corp., Class B	11,932	703,869
Coca-Cola Co. (The)	275,330	15,154,163
Constellation Brands, Inc., Class A	11,984	2,448,930
Molson Coors Brewing Co., Class B	13,463	691,460
Monster Beverage Corp.*	28,065	1,646,573
PepsiCo, Inc.	100,509	13,742,596
		34,387,591
Biotechnology - 1.7%
AbbVie, Inc.	106,008	6,968,966
Alexion Pharmaceuticals, Inc.*	16,078	1,620,020
Amgen, Inc.	43,723	9,121,492
Biogen, Inc.*	13,908	3,056,283
Celgene Corp.*	50,574	4,895,563
Gilead Sciences, Inc.	91,165	5,792,624
Incyte Corp.*	12,766	1,044,514
Regeneron Pharmaceuticals, Inc.*	5,634	1,634,142
Vertex Pharmaceuticals, Inc.*	18,363	3,305,707
		37,439,311
Building Products - 0.2%
Allegion plc	6,739	648,763
AO Smith Corp.	10,121	470,829
Fortune Brands Home & Security, Inc.	10,030	512,132
Johnson Controls International plc	57,059	2,435,849
Masco Corp.	21,049	857,326
		4,924,899
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	3,669	281,155
Ameriprise Financial, Inc.	9,604	1,238,724
Bank of New York Mellon Corp. (The)	63,167	2,656,804
BlackRock, Inc.	8,528	3,603,592
Cboe Global Markets, Inc.	8,011	954,591
Charles Schwab Corp. (The)	85,188	3,260,145
CME Group, Inc.	25,671	5,578,051
E*TRADE Financial Corp.	17,545	732,328
Franklin Resources, Inc.	21,111	554,797
Goldman Sachs Group, Inc. (The)	24,400	4,975,404
Intercontinental Exchange, Inc.	40,434	3,779,770
Invesco Ltd.	28,729	451,045
MarketAxess Holdings, Inc.	2,703	1,074,767
Moody’s Corp.	11,829	2,550,096
Morgan Stanley	91,684	3,803,969
MSCI, Inc.	6,071	1,424,439
Nasdaq, Inc.	8,315	830,170
Northern Trust Corp.	15,610	1,372,587
Raymond James Financial, Inc.	9,064	711,615
S&P Global, Inc.	17,646	4,591,313
State Street Corp.	26,756	1,372,850
T. Rowe Price Group, Inc.	16,956	1,875,673
		47,673,885
Chemicals - 1.5%
Air Products & Chemicals, Inc.	15,784	3,565,921
Albemarle Corp.	7,600	469,148
Celanese Corp.	9,084	1,029,853
CF Industries Holdings, Inc.	15,861	764,342
Corteva, Inc.	53,696	1,574,367
Dow, Inc.	53,697	2,289,103
DuPont de Nemours, Inc.	53,695	3,647,501
Eastman Chemical Co.	9,941	649,843
Ecolab, Inc.	18,188	3,752,366
FMC Corp.	9,437	814,696

Investments	Shares	Value ($)
International Flavors & Fragrances, Inc.(b)	7,268	797,663
Linde plc	38,921	7,352,566
LyondellBasell Industries NV, Class A	19,711	1,525,237
Mosaic Co. (The)	25,442	467,879
PPG Industries, Inc.	16,929	1,875,564
Sherwin-Williams Co. (The)	5,826	3,068,846
		33,644,895
Commercial Services & Supplies - 0.3%
Cintas Corp.	6,073	1,602,057
Copart, Inc.*	14,460	1,090,139
Republic Services, Inc.	15,456	1,379,448
Rollins, Inc.	10,565	346,638
Waste Management, Inc.	28,017	3,343,829
		7,762,111
Communications Equipment - 0.8%
Arista Networks, Inc.*	3,795	860,023
Cisco Systems, Inc.	306,945	14,368,095
F5 Networks, Inc.*	4,281	551,093
Juniper Networks, Inc.	24,694	571,913
Motorola Solutions, Inc.	11,816	2,137,633
		18,488,757
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	8,234	731,673
Quanta Services, Inc.	10,192	345,509
		1,077,182
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,474	1,135,367
Vulcan Materials Co.	9,470	1,337,637
		2,473,004
Consumer Finance - 0.5%
American Express Co.	49,096	5,909,685
Capital One Financial Corp.	33,669	2,916,409
Discover Financial Services	23,211	1,856,184
Synchrony Financial	45,478	1,457,570
		12,139,848
Containers & Packaging - 0.3%
Amcor plc*	116,388	1,142,930
Avery Dennison Corp.	6,051	699,314
Ball Corp.	24,007	1,930,403
International Paper Co.	28,490	1,113,959
Packaging Corp. of America	6,780	681,932
Sealed Air Corp.	11,163	444,511
Westrock Co.	18,432	630,006
		6,643,055
Distributors - 0.1%
Genuine Parts Co.	10,477	945,968
LKQ Corp.*	22,517	591,522
		1,537,490
Diversified Consumer Services - 0.0%(c)
H&R Block, Inc.	14,581	353,152

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	138,940	28,261,785
Jefferies Financial Group, Inc.	18,167	338,633
		28,600,418
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	523,343	18,453,074
CenturyLink, Inc.	68,805	783,001
Verizon Communications, Inc.	296,575	17,248,802
		36,484,877
Electric Utilities - 1.6%
Alliant Energy Corp.	16,943	888,660
American Electric Power Co., Inc.	35,388	3,225,616
Duke Energy Corp.	52,202	4,841,214
Edison International	25,371	1,833,562
Entergy Corp.	13,622	1,537,107
Evergy, Inc.	17,500	1,137,500
Eversource Energy	23,024	1,844,913
Exelon Corp.	69,628	3,290,619
FirstEnergy Corp.	36,206	1,665,476
NextEra Energy, Inc.	34,344	7,524,084
Pinnacle West Capital Corp.	8,049	767,150
PPL Corp.	51,757	1,529,419
Southern Co. (The)	74,643	4,348,701
Xcel Energy, Inc.	36,900	2,369,718
		36,803,739
Electrical Equipment - 0.3%
AMETEK, Inc.	16,335	1,403,666
Eaton Corp. plc	30,344	2,449,368
Emerson Electric Co.	44,069	2,626,072
Rockwell Automation, Inc.	8,491	1,297,340
		7,776,446
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	21,424	1,875,457
Corning, Inc.	56,272	1,567,175
FLIR Systems, Inc.	9,705	478,166
IPG Photonics Corp.*	2,552	315,759
Keysight Technologies, Inc.*	13,492	1,306,835
TE Connectivity Ltd.	24,151	2,203,054
		7,746,446
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	36,924	800,882
Halliburton Co.	62,673	1,180,759
Helmerich & Payne, Inc.	7,928	298,013
National Oilwell Varco, Inc.	27,675	565,400
Schlumberger Ltd.	99,325	3,221,110
TechnipFMC plc	30,200	750,168
		6,816,332
Entertainment - 1.5%
Activision Blizzard, Inc.	54,933	2,779,610
Electronic Arts, Inc.*	21,269	1,992,480
Netflix, Inc.*	31,341	9,206,418
Take-Two Interactive Software, Inc.*	8,069	1,064,866
Viacom, Inc., Class B	25,359	633,468
Walt Disney Co. (The)	125,188	17,183,305
		32,860,147
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	8,099	1,213,554
American Tower Corp.	31,695	7,295,872
Apartment Investment & Management Co., Class A	10,671	544,221
AvalonBay Communities, Inc.	9,992	2,123,900
Boston Properties, Inc.	11,085	1,423,536
Crown Castle International Corp.	29,821	4,329,115
Digital Realty Trust, Inc.	14,934	1,846,290
Duke Realty Corp.	25,775	857,534
Equinix, Inc.	6,030	3,354,368
Equity Residential	26,567	2,251,819
Essex Property Trust, Inc.	4,713	1,514,098
Extra Space Storage, Inc.	9,140	1,114,349
Federal Realty Investment Trust	5,370	693,858

Investments	Shares	Value ($)
HCP, Inc.	34,272	1,189,581
Host Hotels & Resorts, Inc.	53,129	852,189
Iron Mountain, Inc.	20,575	655,314
Kimco Realty Corp.	30,262	556,216
Macerich Co. (The)	7,598	216,771
Mid-America Apartment Communities, Inc.	8,177	1,035,862
Prologis, Inc.	45,229	3,782,049
Public Storage	10,766	2,850,191
Realty Income Corp.	22,578	1,666,482
Regency Centers Corp.	11,985	773,152
SBA Communications Corp.	8,121	2,131,194
Simon Property Group, Inc.	22,154	3,299,617
SL Green Realty Corp.	6,047	485,090
UDR, Inc.	20,206	973,525
Ventas, Inc.	26,485	1,943,734
Vornado Realty Trust	12,450	752,852
Welltower, Inc.	29,034	2,600,285
Weyerhaeuser Co.	53,408	1,405,164
		55,731,782
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	31,539	9,296,436
Kroger Co. (The)	57,848	1,369,840
Sysco Corp.	33,912	2,520,679
Walgreens Boots Alliance, Inc.	55,730	2,852,819
Walmart, Inc.	100,311	11,461,535
		27,501,309
Food Products - 0.9%
Archer-Daniels-Midland Co.	40,170	1,528,469
Campbell Soup Co.	13,821	621,945
Conagra Brands, Inc.	34,840	988,062
General Mills, Inc.	42,934	2,309,849
Hershey Co. (The)	9,986	1,582,581
Hormel Foods Corp.	19,520	831,747
JM Smucker Co. (The)	8,158	857,895
Kellogg Co.	17,823	1,119,285
Kraft Heinz Co. (The)	44,617	1,138,626
Lamb Weston Holdings, Inc.	10,492	738,532
McCormick & Co., Inc. (Non-Voting)	8,784	1,430,650
Mondelez International, Inc., Class A	103,291	5,703,729
Tyson Foods, Inc., Class A	21,143	1,967,145
		20,818,515
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	8,389	924,719

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	126,506	10,793,492
ABIOMED, Inc.*	3,238	625,161
Align Technology, Inc.*	5,220	955,834
Baxter International, Inc.	34,021	2,992,147
Becton Dickinson and Co.	19,342	4,911,321
Boston Scientific Corp.*	99,726	4,261,292
Cooper Cos., Inc. (The)	3,550	1,099,612
Danaher Corp.	45,194	6,421,615
DENTSPLY SIRONA, Inc.	16,777	874,921
Edwards Lifesciences Corp.*	14,950	3,316,508
Hologic, Inc.*	19,217	948,743
IDEXX Laboratories, Inc.*	6,170	1,787,696
Intuitive Surgical, Inc.*	8,278	4,232,872
Medtronic plc	96,138	10,372,329
ResMed, Inc.	10,278	1,431,725
Stryker Corp.	22,206	4,899,976
Teleflex, Inc.	3,312	1,205,303
Varian Medical Systems, Inc.*	6,520	690,664
Zimmer Biomet Holdings, Inc.	14,685	2,044,152
		63,865,363
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	11,149	917,228
Anthem, Inc.	18,441	4,822,690
Cardinal Health, Inc.	21,374	921,861
Centene Corp.*	29,633	1,381,490
Cigna Corp.	27,211	4,189,678
CVS Health Corp.	93,163	5,675,490
DaVita, Inc.*(b)	9,073	511,445
HCA Healthcare, Inc.	19,149	2,301,710
Henry Schein, Inc.*	10,690	658,718
Humana, Inc.	9,680	2,741,473
Laboratory Corp. of America Holdings*	7,067	1,184,146
McKesson Corp.	13,625	1,883,929
Quest Diagnostics, Inc.	9,640	986,847
UnitedHealth Group, Inc.	68,166	15,950,844
Universal Health Services, Inc., Class B	5,941	858,950
WellCare Health Plans, Inc.*	3,610	977,371
		45,963,870
Health Care Technology - 0.1%
Cerner Corp.	23,333	1,607,877

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	28,716	1,265,801
Chipotle Mexican Grill, Inc.*	1,750	1,467,235
Darden Restaurants, Inc.	8,814	1,066,318
Hilton Worldwide Holdings, Inc.	20,875	1,928,224
Marriott International, Inc., Class A	19,816	2,498,005
McDonald’s Corp.	54,749	11,933,639
MGM Resorts International	36,593	1,026,800
Norwegian Cruise Line Holdings Ltd.*	15,452	784,189
Royal Caribbean Cruises Ltd.	12,325	1,285,251
Starbucks Corp.	86,851	8,386,333
Wynn Resorts Ltd.	6,948	765,322
Yum! Brands, Inc.	21,941	2,562,270
		34,969,387
Household Durables - 0.2%
DR Horton, Inc.	24,352	1,204,693
Garmin Ltd.	8,695	709,251
Leggett & Platt, Inc.	9,412	350,032
Lennar Corp., Class A	20,467	1,043,817
Mohawk Industries, Inc.*	4,414	524,781
Newell Brands, Inc.	27,910	463,306
PulteGroup, Inc.	18,283	617,965
Whirlpool Corp.	4,541	631,608
		5,545,453
Household Products - 1.4%
Church & Dwight Co., Inc.	17,654	1,408,436
Clorox Co. (The)	9,131	1,444,159
Colgate-Palmolive Co.	61,565	4,565,045
Kimberly-Clark Corp.	24,655	3,479,067
Procter & Gamble Co. (The)	179,821	21,619,879
		32,516,586
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47,593	729,601

Investments	Shares	Value ($)
NRG Energy, Inc.	18,141	660,332
		1,389,933
Industrial Conglomerates - 1.0%
3M Co.	41,336	6,684,858
General Electric Co.	625,373	5,159,327
Honeywell International, Inc.	52,183	8,590,365
Roper Technologies, Inc.	7,447	2,731,262
		23,165,812
Insurance - 1.9%
Aflac, Inc.	53,458	2,682,522
Allstate Corp. (The)	23,885	2,445,585
American International Group, Inc.	62,369	3,245,683
Aon plc	17,247	3,360,578
Arthur J Gallagher & Co.	13,285	1,205,082
Assurant, Inc.	4,409	542,307
Chubb Ltd.	32,829	5,130,516
Cincinnati Financial Corp.	10,875	1,223,329
Everest Re Group Ltd.	2,924	689,713
Globe Life, Inc.	7,254	647,492
Hartford Financial Services Group, Inc. (The)	25,922	1,510,734
Lincoln National Corp.	14,510	767,289
Loews Corp.	19,237	924,723
Marsh & McLennan Cos., Inc.	36,670	3,662,966
MetLife, Inc.	68,152	3,019,134
Principal Financial Group, Inc.	18,579	988,774
Progressive Corp. (The)	41,878	3,174,352
Prudential Financial, Inc.	29,106	2,331,100
Travelers Cos., Inc. (The)	18,781	2,760,056
Unum Group	15,192	386,029
Willis Towers Watson plc	9,262	1,833,598
		42,531,562
Interactive Media & Services - 3.8%
Alphabet, Inc., Class A*	21,477	25,569,013
Alphabet, Inc., Class C*	21,979	26,113,250
Facebook, Inc., Class A*	172,278	31,986,856
TripAdvisor, Inc.*	7,422	281,962
Twitter, Inc.*	52,366	2,233,410
		86,184,491
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	29,648	52,663,446
Booking Holdings, Inc.*	3,103	6,101,770
eBay, Inc.	58,750	2,367,038
Expedia Group, Inc.	9,932	1,292,153
		62,424,407
IT Services - 4.5%
Accenture plc, Class A	45,740	9,064,296
Akamai Technologies, Inc.*	11,765	1,048,614
Alliance Data Systems Corp.	2,837	348,809
Automatic Data Processing, Inc.	31,203	5,299,518
Broadridge Financial Solutions, Inc.	8,326	1,077,717
Cognizant Technology Solutions Corp., Class A	40,830	2,506,554
DXC Technology Co.	19,235	638,987
Fidelity National Information Services, Inc.	43,947	5,986,460
Fiserv, Inc.*	40,864	4,369,996
FleetCor Technologies, Inc.*	6,183	1,845,007
Gartner, Inc.*	6,463	863,909
Global Payments, Inc.	11,235	1,864,785
International Business Machines Corp.	63,582	8,617,268
Jack Henry & Associates, Inc.	5,536	802,499
Leidos Holdings, Inc.	10,339	903,215
Mastercard, Inc., Class A	64,453	18,135,141
Paychex, Inc.	22,938	1,874,035
PayPal Holdings, Inc.*	84,234	9,185,718
Total System Services, Inc.	11,678	1,567,421
VeriSign, Inc.*	7,520	1,532,952
Visa, Inc., Class A	124,701	22,548,435
Western Union Co. (The)	30,884	683,154
		100,764,490
Leisure Products - 0.0%(c)
Hasbro, Inc.	8,298	916,680

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	22,661	1,611,424
Illumina, Inc.*	10,547	2,967,293
IQVIA Holdings, Inc.*	11,317	1,755,832
Mettler-Toledo International, Inc.*	1,781	1,169,743
PerkinElmer, Inc.	7,950	657,465
Thermo Fisher Scientific, Inc.	28,685	8,234,316
Waters Corp.*	4,983	1,055,848
		17,451,921
Machinery - 1.2%
Caterpillar, Inc.	41,009	4,880,071
Cummins, Inc.	10,389	1,550,766
Deere & Co.	22,729	3,520,949
Dover Corp.	10,422	976,958
Flowserve Corp.	9,400	401,192
Fortive Corp.	21,149	1,499,464
IDEX Corp.	5,428	894,046
Illinois Tool Works, Inc.	21,496	3,221,391
Ingersoll-Rand plc	17,294	2,094,131
PACCAR, Inc.	24,845	1,628,838
Parker-Hannifin Corp.	9,197	1,524,587
Pentair plc	11,344	407,477
Snap-on, Inc.	3,972	590,557
Stanley Black & Decker, Inc.	10,862	1,443,125
Wabtec Corp.	13,058	903,744
Xylem, Inc.	12,900	988,269
		26,525,565
Media - 1.1%
CBS Corp. (Non-Voting), Class B	25,240	1,061,594
Charter Communications, Inc., Class A*	12,334	5,051,883
Comcast Corp., Class A	324,762	14,373,966
Discovery, Inc., Class A*	11,321	312,460
Discovery, Inc., Class C*	25,858	673,084
DISH Network Corp., Class A*	16,548	555,351
Fox Corp., Class A	25,408	842,783
Fox Corp., Class B	11,647	382,022
Interpublic Group of Cos., Inc. (The)	27,753	551,730
News Corp., Class A	27,646	380,132
News Corp., Class B	8,872	125,628
Omnicom Group, Inc.	15,786	1,200,683
		25,511,316
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	104,023	955,972
Newmont Goldcorp Corp.	58,779	2,344,694
Nucor Corp.	21,853	1,070,360
		4,371,026
Multiline Retail - 0.4%
Dollar General Corp.	18,522	2,891,099

Investments	Shares	Value ($)
Dollar Tree, Inc.*	17,039	1,729,970
Kohl’s Corp.	11,622	549,256
Macy’s, Inc.	22,146	326,875
Nordstrom, Inc.(b)	7,541	218,463
Target Corp.	36,738	3,932,435
		9,648,098
Multi-Utilities - 0.9%
Ameren Corp.	17,608	1,358,457
CenterPoint Energy, Inc.	36,007	997,034
CMS Energy Corp.	20,352	1,283,194
Consolidated Edison, Inc.	23,460	2,085,594
Dominion Energy, Inc.	57,532	4,466,209
DTE Energy Co.	13,141	1,703,862
NiSource, Inc.	26,751	790,492
Public Service Enterprise Group, Inc.	36,247	2,191,856
Sempra Energy	19,686	2,788,128
WEC Energy Group, Inc.	22,623	2,166,605
		19,831,431
Oil, Gas & Consumable Fuels - 3.1%
Apache Corp.	26,959	581,506
Cabot Oil & Gas Corp.	30,354	519,661
Chevron Corp.	136,600	16,080,552
Cimarex Energy Co.	7,274	311,182
Concho Resources, Inc.	14,377	1,051,678
ConocoPhillips	81,041	4,228,719
Devon Energy Corp.	29,773	654,708
Diamondback Energy, Inc.	11,105	1,089,178
EOG Resources, Inc.	41,616	3,087,491
Exxon Mobil Corp.	303,414	20,777,791
Hess Corp.	18,280	1,150,726
HollyFrontier Corp.	11,265	499,715
Kinder Morgan, Inc.	139,608	2,829,854
Marathon Oil Corp.	58,654	694,463
Marathon Petroleum Corp.	47,520	2,338,459
Noble Energy, Inc.	34,292	774,313
Occidental Petroleum Corp.	64,203	2,791,547
ONEOK, Inc.	29,603	2,110,102
Phillips 66	29,950	2,953,969
Pioneer Natural Resources Co.	12,077	1,490,543
Valero Energy Corp.	29,917	2,252,152
Williams Cos., Inc. (The)	86,950	2,052,020
		70,320,329
Personal Products - 0.1%
Coty, Inc., Class A(b)	21,546	205,764
Estee Lauder Cos., Inc. (The), Class A	15,731	3,114,581
		3,320,345
Pharmaceuticals - 3.4%
Allergan plc	22,097	3,529,333
Bristol-Myers Squibb Co.	117,298	5,638,515
Eli Lilly & Co.	61,965	7,000,186
Johnson & Johnson	190,394	24,438,974
Merck & Co., Inc.	184,651	15,966,772
Mylan NV*	36,965	719,709
Nektar Therapeutics*	12,503	219,678
Perrigo Co. plc	8,972	419,710
Pfizer, Inc.	398,119	14,153,130
Zoetis, Inc.	34,324	4,339,240
		76,425,247
Professional Services - 0.3%
Equifax, Inc.	8,664	1,268,236
IHS Markit Ltd.*	26,087	1,711,568
Nielsen Holdings plc	25,493	529,235
Robert Half International, Inc.	8,499	454,441
Verisk Analytics, Inc.	11,733	1,895,349
		5,858,829
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	22,421	1,171,946

Road & Rail - 0.7%
CSX Corp.	55,121	3,694,209
JB Hunt Transport Services, Inc.	6,236	673,738
Kansas City Southern	7,211	907,144
Norfolk Southern Corp.	19,072	3,319,482
Union Pacific Corp.	50,765	8,221,899
		16,816,472
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	63,561	1,998,993
Analog Devices, Inc.	26,518	2,912,472
Applied Materials, Inc.	67,122	3,223,198
Broadcom, Inc.	28,384	8,022,454
Intel Corp.	321,046	15,220,791
KLA Corp.	11,591	1,714,309
Lam Research Corp.	10,754	2,263,825
Maxim Integrated Products, Inc.	19,534	1,065,384
Microchip Technology, Inc.(b)	17,061	1,472,876
Micron Technology, Inc.*	79,367	3,592,944
NVIDIA Corp.	43,650	7,311,812
Qorvo, Inc.*	8,543	610,226
QUALCOMM, Inc.	87,175	6,779,600
Skyworks Solutions, Inc.	12,382	931,993
Texas Instruments, Inc.	67,277	8,325,529
Xilinx, Inc.	18,204	1,894,308
		67,340,714
Software - 5.3%
Adobe, Inc.*	34,986	9,953,867
ANSYS, Inc.*	6,019	1,243,285
Autodesk, Inc.*	15,744	2,248,558
Cadence Design Systems, Inc.*	20,150	1,379,872
Citrix Systems, Inc.	8,967	833,752
Fortinet, Inc.*	10,407	824,026
Intuit, Inc.	18,593	5,361,477
Microsoft Corp.	549,417	75,742,628
Oracle Corp.	174,009	9,058,908
salesforce.com, Inc.*	61,239	9,557,571
Symantec Corp.	44,332	1,030,719
Synopsys, Inc.*	10,752	1,524,741
		118,759,404
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	5,144	709,615
AutoZone, Inc.*	1,760	1,938,974
Best Buy Co., Inc.	16,666	1,060,791
CarMax, Inc.*	11,921	992,781
Gap, Inc. (The)	15,173	239,582
Home Depot, Inc. (The)	78,903	17,982,783
L Brands, Inc.	16,449	271,573
Lowe’s Cos., Inc.	56,146	6,299,581
O’Reilly Automotive, Inc.*	5,616	2,155,196
Ross Stores, Inc.	26,351	2,793,469
Tiffany & Co.	7,746	657,403
TJX Cos., Inc. (The)	86,961	4,780,246
Tractor Supply Co.	8,652	881,466
Ulta Beauty, Inc.*	3,982	946,641
		41,710,101

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	313,459	65,431,431
Hewlett Packard Enterprise Co.	96,035	1,327,204
HP, Inc.	108,014	1,975,576
NetApp, Inc.	17,713	851,287
Seagate Technology plc	18,061	906,843
Western Digital Corp.	21,007	1,203,071
Xerox Holdings Corp.	14,008	406,092
		72,101,504
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.*	10,829	285,669
Hanesbrands, Inc.	25,920	354,067
NIKE, Inc., Class B	90,120	7,615,140
PVH Corp.	5,370	407,046
Ralph Lauren Corp.	3,743	330,657
Tapestry, Inc.	20,806	429,644
Under Armour, Inc., Class A*	13,481	250,881
Under Armour, Inc., Class C*	13,931	235,713
VF Corp.	23,354	1,913,860
		11,822,677
Tobacco - 0.6%
Altria Group, Inc.	134,167	5,868,465
Philip Morris International, Inc.	111,583	8,044,018
		13,912,483
Trading Companies & Distributors - 0.1%
Fastenal Co.	41,042	1,256,706
United Rentals, Inc.*	5,632	633,938
WW Grainger, Inc.	3,223	881,974
		2,772,618
Water Utilities - 0.1%
American Water Works Co., Inc.	12,944	1,648,030

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	22,669	1,769,315

TOTAL COMMON STOCKS (Cost $1,888,728,925)		1,746,754,900

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $1,966,655)	1,966,655	1,966,655

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 13.1%

REPURCHASE AGREEMENTS(e) - 13.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $295,670,892 (Cost $295,600,972)	295,600,972	295,600,972

Total Investments - 90.5% (Cost $2,186,296,552)		2,044,322,527
Other Assets Less Liabilities - 9.5%		215,699,471
Net Assets - 100.0%		2,260,021,998

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $426,748,149.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,932,326, collateralized in the form of cash with a value of $1,966,655 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,854 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.13%, and maturity dates ranging from September 19, 2019 — May 15, 2049; a total value of $1,969,509.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $1,966,655.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,603	9/20/2019	USD	$234,298,488	$840,889

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
256,295,115	11/6/2019	Bank of America NA	2.41%	S&P 500®	(880,706)
193,166,289	11/6/2020	BNP Paribas SA	2.76%	S&P 500®	38,938,502
243,371,016	11/6/2019	Citibank NA	2.64%	S&P 500®	31,065,881
18,055,916	11/6/2019	Credit Suisse International	2.81%	S&P 500®	(4,236,513)
345,103,492	11/6/2019	Goldman Sachs International	2.69%	S&P 500®	27,826,958
682,632,391	11/6/2019	Goldman Sachs International	2.59%	SPDR® S&P 500® ETF Trust	18,030,081
31,812,405	12/2/2019	Morgan Stanley & Co. International plc	2.71%	S&P 500®	(523,499)
353,567,341	11/6/2019	Societe Generale	2.56%	S&P 500®	18,468,301
414,998,761	11/6/2020	UBS AG	2.71%	S&P 500®	2,995,689
2,539,002,726					131,684,694
				Total Unrealized Appreciation	137,325,412
				Total Unrealized Depreciation	(5,640,718)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.9%

Communications Equipment - 0.1%
InterDigital, Inc.	1,534	75,427

Semiconductors & Semiconductor Equipment - 82.8%
Advanced Micro Devices, Inc.*	42,841	1,347,350
Analog Devices, Inc.	17,858	1,961,344
Applied Materials, Inc.	45,215	2,171,224
Broadcom, Inc.	19,118	5,403,512
Cirrus Logic, Inc.*	2,808	150,621
Cree, Inc.*	5,081	218,127
Cypress Semiconductor Corp.	17,675	406,702
Entegris, Inc.	6,549	280,494
Intel Corp.	216,240	10,251,938
KLA Corp.	7,806	1,154,508
Lam Research Corp.	7,241	1,524,303
Marvell Technology Group Ltd.	28,655	686,860
Maxim Integrated Products, Inc.	13,160	717,746
Microchip Technology, Inc.	11,491	992,018
Micron Technology, Inc.*	53,457	2,419,998
MKS Instruments, Inc.	2,624	205,433
Monolithic Power Systems, Inc.	1,915	288,322
NVIDIA Corp.	29,417	4,927,642
ON Semiconductor Corp.*	19,923	354,629
Qorvo, Inc.*	5,754	411,008
QUALCOMM, Inc.	58,719	4,566,577
Semtech Corp.*	3,223	135,269
Silicon Laboratories, Inc.*	2,091	227,919
Skyworks Solutions, Inc.	8,341	627,827
Synaptics, Inc.*	1,670	53,473
Teradyne, Inc.	8,282	438,698
Texas Instruments, Inc.	45,315	5,607,731
Universal Display Corp.	2,055	422,241
Versum Materials, Inc.	5,275	274,300
Xilinx, Inc.	12,264	1,276,192
		49,504,006
TOTAL COMMON STOCKS (Cost $50,047,203)		49,579,433

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.6%

REPURCHASE AGREEMENTS(b) - 14.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $8,738,814 (Cost $8,736,747)	8,736,747	8,736,747

Total Investments - 97.5% (Cost $58,783,950)		58,316,180
Other Assets Less Liabilities - 2.5%		1,487,780
Net Assets - 100.0%		59,803,960

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,729,371.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
125,345	11/6/2019	Bank of America NA	2.51%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,205,934)
314,210	1/13/2020	Credit Suisse International	2.81%	Dow Jones U.S. SemiconductorsSM Index(3)	37,332
3,677,328	12/6/2019	Morgan Stanley & Co. International plc	2.61%	Dow Jones U.S. SemiconductorsSM Index(3)	253,962
33,194,289	1/6/2020	Societe Generale	2.86%	Dow Jones U.S. SemiconductorsSM Index(3)	1,302,771
32,741,651	3/6/2020	UBS AG	2.56%	Dow Jones U.S. SemiconductorsSM Index(3)	822,675
70,052,823					1,210,806
				Total Unrealized Appreciation	2,416,740
				Total Unrealized Depreciation	(1,205,934)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.3%

Aerospace & Defense - 2.0%
AAR Corp.	830	35,657
Aerojet Rocketdyne Holdings, Inc.*	1,843	96,260
AeroVironment, Inc.*	543	27,981
Cubic Corp.	730	50,567
Mercury Systems, Inc.*	1,409	120,653
Moog, Inc., Class A	828	67,275
National Presto Industries, Inc.	129	11,057
Park Aerospace Corp.	496	8,382
Triumph Group, Inc.	1,271	26,411
		444,243
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	658	17,009
Echo Global Logistics, Inc.*	711	14,249
Forward Air Corp.	731	45,541
Hub Group, Inc., Class A*	868	37,376
		114,175
Airlines - 0.7%
Allegiant Travel Co.	327	46,431
Hawaiian Holdings, Inc.	1,224	29,878
SkyWest, Inc.	1,305	74,724
		151,033
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.*	2,864	18,158
Cooper Tire & Rubber Co.	1,277	29,997
Cooper-Standard Holdings, Inc.*	415	15,537
Dorman Products, Inc.*	738	52,457
Fox Factory Holding Corp.*	972	70,023
Garrett Motion, Inc.*	1,899	18,686
Gentherm, Inc.*	858	31,488
LCI Industries	637	53,986
Motorcar Parts of America, Inc.*	479	6,960
Standard Motor Products, Inc.	513	22,731
Superior Industries International, Inc.	588	1,617
		321,640
Automobiles - 0.1%
Winnebago Industries, Inc.	739	23,663

Banks - 7.0%
Ameris Bancorp	1,471	51,764
Banc of California, Inc.	1,090	15,881
Banner Corp.	797	42,966
Berkshire Hills Bancorp, Inc.	1,159	33,993
Boston Private Financial Holdings, Inc.	2,133	22,652
Brookline Bancorp, Inc.	2,032	28,529
Central Pacific Financial Corp.	729	20,281
City Holding Co.	420	31,227
Columbia Banking System, Inc.	1,873	64,637
Community Bank System, Inc.	1,313	80,080
Customers Bancorp, Inc.*	730	13,790
CVB Financial Corp.	2,604	53,564
Eagle Bancorp, Inc.	809	32,959
First Bancorp/PR	5,535	53,025
First Commonwealth Financial Corp.	2,509	31,036
First Financial Bancorp	2,511	58,808
First Midwest Bancorp, Inc.	2,842	54,566
Franklin Financial Network, Inc.	315	9,113
Glacier Bancorp, Inc.	2,155	85,532
Great Western Bancorp, Inc.	1,450	43,254
Hanmi Financial Corp.	788	14,113
Heritage Financial Corp.	846	22,148
Hope Bancorp, Inc.	3,065	41,102
Independent Bank Corp.	874	59,091
LegacyTexas Financial Group, Inc.	1,154	46,622
National Bank Holdings Corp., Class A	663	21,640
NBT Bancorp, Inc.	1,114	38,957
OFG Bancorp	1,112	22,818
Old National Bancorp	3,811	64,025
Opus Bank	550	11,418
Pacific Premier Bancorp, Inc.	1,150	33,879
Preferred Bank	355	17,736
S&T Bancorp, Inc.	875	29,943
Seacoast Banking Corp. of Florida*	1,309	30,552
ServisFirst Bancshares, Inc.	1,172	35,629
Simmons First National Corp., Class A	2,442	58,608
Southside Bancshares, Inc.	807	26,575
Tompkins Financial Corp.	316	24,996
Triumph Bancorp, Inc.*	625	18,744
United Community Banks, Inc.	2,013	53,163
Veritex Holdings, Inc.	1,161	27,400
Westamerica Bancorp	686	42,264
		1,569,080
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	118	39,720
MGP Ingredients, Inc.	325	15,655
National Beverage Corp.(b)	309	12,638
		68,013
Biotechnology - 2.9%
Acorda Therapeutics, Inc.*	1,017	3,285
AMAG Pharmaceuticals, Inc.*(b)	860	9,391
Anika Therapeutics, Inc.*	362	20,547
Arrowhead Pharmaceuticals, Inc.*	2,415	82,520
Cytokinetics, Inc.*	1,470	20,653
Eagle Pharmaceuticals, Inc.*(b)	263	14,831
Emergent BioSolutions, Inc.*	1,152	50,458
Enanta Pharmaceuticals, Inc.*	405	28,573
Genomic Health, Inc.*	547	41,933
Medicines Co. (The)*(b)	1,777	74,563
Momenta Pharmaceuticals, Inc.*	2,511	31,714
Myriad Genetics, Inc.*	1,866	43,907
Progenics Pharmaceuticals, Inc.*(b)	2,158	9,495
REGENXBIO, Inc.*	784	27,040
Repligen Corp.*	1,137	105,525
Spectrum Pharmaceuticals, Inc.*	2,709	19,884
Vanda Pharmaceuticals, Inc.*	1,349	19,007
Xencor, Inc.*	1,220	45,482
		648,808
Building Products - 1.6%
AAON, Inc.	1,035	49,649
American Woodmark Corp.*	382	31,465
Apogee Enterprises, Inc.	678	25,038
Gibraltar Industries, Inc.*	821	33,062
Griffon Corp.	882	15,391
Insteel Industries, Inc.	466	8,714
Patrick Industries, Inc.*	577	20,853
PGT Innovations, Inc.*	1,486	23,776

Investments	Shares	Value ($)
Quanex Building Products Corp.	844	14,534
Simpson Manufacturing Co., Inc.	1,024	65,741
Universal Forest Products, Inc.	1,563	61,113
		349,336
Capital Markets - 0.7%
Blucora, Inc.*	1,232	27,818
Donnelley Financial Solutions, Inc.*	871	9,259
Greenhill & Co., Inc.(b)	456	6,402
INTL. FCStone, Inc.*	409	16,037
Piper Jaffray Cos.	363	26,412
Virtus Investment Partners, Inc.	178	18,991
Waddell & Reed Financial, Inc., Class A	1,912	30,917
WisdomTree Investments, Inc.	3,002	14,440
		150,276
Chemicals - 2.1%
AdvanSix, Inc.*	722	16,130
American Vanguard Corp.	666	9,437
Balchem Corp.	823	73,074
Ferro Corp.*	2,086	21,256
FutureFuel Corp.	657	7,082
Hawkins, Inc.	244	10,821
HB Fuller Co.	1,296	55,223
Innophos Holdings, Inc.	501	14,073
Innospec, Inc.	624	51,904
Koppers Holdings, Inc.*	526	13,944
Kraton Corp.*	815	22,364
Livent Corp.*	3,718	22,866
LSB Industries, Inc.*	521	2,433
Quaker Chemical Corp.	328	52,106
Rayonier Advanced Materials, Inc.	1,273	4,468
Stepan Co.	518	49,412
Tredegar Corp.	651	11,256
Trinseo SA	1,041	36,529
		474,378
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	1,690	62,969
Brady Corp., Class A	1,255	59,249
Interface, Inc.	1,527	16,873
LSC Communications, Inc.	853	1,109
Matthews International Corp., Class A	808	23,682
Mobile Mini, Inc.	1,145	35,793
Pitney Bowes, Inc.	4,351	15,490
RR Donnelley & Sons Co.	1,803	4,363
Team, Inc.*	771	12,706
UniFirst Corp.	391	76,601
US Ecology, Inc.	562	34,040
Viad Corp.	516	33,349
		376,224
Communications Equipment - 1.2%
ADTRAN, Inc.	1,218	12,509
Applied Optoelectronics, Inc.*(b)	483	4,299
CalAmp Corp.*	856	8,218
Comtech Telecommunications Corp.	615	16,451
Digi International, Inc.*	715	9,138
Extreme Networks, Inc.*	3,025	20,207
Finisar Corp.*	3,003	67,898
Harmonic, Inc.*	2,262	14,906
NETGEAR, Inc.*	802	27,845
Viavi Solutions, Inc.*	5,824	80,895
		262,366
Construction & Engineering - 0.5%
Aegion Corp.*	798	15,753
Arcosa, Inc.	1,231	39,995
Comfort Systems USA, Inc.	940	36,340
MYR Group, Inc.*	423	12,127
		104,215
Construction Materials - 0.1%
US Concrete, Inc.*	402	16,289

Consumer Finance - 1.0%
Encore Capital Group, Inc.*	655	24,170
Enova International, Inc.*	859	20,530
EZCORP, Inc., Class A*	1,337	10,522
FirstCash, Inc.	1,099	108,504
PRA Group, Inc.*	1,156	39,466
World Acceptance Corp.*	161	21,397
		224,589
Containers & Packaging - 0.1%
Myers Industries, Inc.	903	15,197

Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,168	37,832

Diversified Consumer Services - 0.7%
American Public Education, Inc.*	422	10,225
Career Education Corp.*	1,786	36,631
Regis Corp.*	751	12,144
Strategic Education, Inc.	559	94,599
		153,599
Diversified Telecommunication Services - 1.0%
ATN International, Inc.	277	15,739
Cincinnati Bell, Inc.*	1,283	6,967
Cogent Communications Holdings, Inc.	1,063	64,726
Consolidated Communications Holdings, Inc.	1,834	7,391
Frontier Communications Corp.*(b)	2,682	2,147
Iridium Communications, Inc.*	2,447	59,168
Vonage Holdings Corp.*	5,681	75,103
		231,241
Electric Utilities - 0.3%
El Paso Electric Co.	1,034	68,968

Electrical Equipment - 0.4%
AZZ, Inc.	665	27,444
Encore Wire Corp.	532	28,723
Powell Industries, Inc.	224	8,136
Vicor Corp.*	414	12,623
		76,926
Electronic Equipment, Instruments & Components - 3.5%
Anixter International, Inc.*	738	44,258
Arlo Technologies, Inc.*	1,898	5,960
Badger Meter, Inc.	742	38,272
Bel Fuse, Inc., Class B	256	2,816
Benchmark Electronics, Inc.	982	26,003
CTS Corp.	836	23,851
Daktronics, Inc.	1,013	7,324
ePlus, Inc.*	347	28,357
Fabrinet*	939	47,410
FARO Technologies, Inc.*	442	21,764
II-VI, Inc.*	1,520	57,015

Investments	Shares	Value ($)
Insight Enterprises, Inc.*	911	43,783
Itron, Inc.*	852	59,172
KEMET Corp.	1,477	24,740
Knowles Corp.*	2,315	46,948
Methode Electronics, Inc.	942	29,899
MTS Systems Corp.	458	26,047
OSI Systems, Inc.*	428	44,944
Plexus Corp.*	766	43,823
Rogers Corp.*	473	62,635
Sanmina Corp.*	1,757	50,777
ScanSource, Inc.*	655	18,510
TTM Technologies, Inc.*	2,391	25,488
		779,796
Energy Equipment & Services - 1.4%
Archrock, Inc.	3,250	31,557
C&J Energy Services, Inc.*	1,565	14,961
Diamond Offshore Drilling, Inc.*(b)	1,648	10,696
DMC Global, Inc.	363	15,765
Dril-Quip, Inc.*	923	42,320
Era Group, Inc.*	521	4,939
Exterran Corp.*	805	8,493
Geospace Technologies Corp.*	347	4,247
Gulf Island Fabrication, Inc.*	353	2,234
Helix Energy Solutions Group, Inc.*	3,562	25,789
KLX Energy Services Holdings, Inc.*	590	5,918
Matrix Service Co.*	683	13,571
Nabors Industries Ltd.	8,417	14,141
Newpark Resources, Inc.*	2,305	15,236
Noble Corp. plc*	6,346	10,154
Oil States International, Inc.*	1,539	21,223
ProPetro Holding Corp.*	1,893	20,160
RPC, Inc.(b)	1,478	7,848
SEACOR Holdings, Inc.*	444	20,855
Superior Energy Services, Inc.*	3,972	1,330
TETRA Technologies, Inc.*	3,200	5,312
US Silica Holdings, Inc.(b)	1,873	19,048
		315,797
Entertainment - 0.1%
Marcus Corp. (The)	555	18,626

Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust	2,109	57,681
Agree Realty Corp.	1,069	79,844
American Assets Trust, Inc.	1,200	56,232
Armada Hoffler Properties, Inc.	1,335	23,149
CareTrust REIT, Inc.	2,434	57,905
CBL & Associates Properties, Inc.(b)	4,418	4,020
Cedar Realty Trust, Inc.	2,188	5,186
Chatham Lodging Trust	1,186	19,676
Chesapeake Lodging Trust	1,548	39,861
Community Healthcare Trust, Inc.	457	19,486
DiamondRock Hospitality Co.	5,131	48,591
Easterly Government Properties, Inc.	1,997	41,038
Four Corners Property Trust, Inc.	1,742	49,630
Franklin Street Properties Corp.	2,731	20,674
Getty Realty Corp.	867	27,536
Global Net Lease, Inc.	2,135	40,949
Hersha Hospitality Trust	919	12,774
Independence Realty Trust, Inc.	2,288	31,826
Innovative Industrial Properties, Inc.(b)	283	25,232
iStar, Inc.	1,648	21,094
Kite Realty Group Trust	2,138	30,552
Lexington Realty Trust	5,324	55,316
LTC Properties, Inc.	1,012	49,386
National Storage Affiliates Trust	1,449	48,484
NorthStar Realty Europe Corp.	1,282	21,704
Office Properties Income Trust	1,225	33,210
Pennsylvania REIT(b)	1,518	7,803
Retail Opportunity Investments Corp.	2,911	50,972
RPT Realty	2,046	24,347
Saul Centers, Inc.	296	14,868
Summit Hotel Properties, Inc.	2,676	29,864
Universal Health Realty Income Trust	322	31,134
Urstadt Biddle Properties, Inc., Class A	762	15,994
Washington Prime Group, Inc.(b)	4,750	15,343
Washington REIT	2,038	53,987
Whitestone REIT	1,015	12,606
Xenia Hotels & Resorts, Inc.	2,869	57,982
		1,235,936
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	671	15,379
Chefs’ Warehouse, Inc. (The)*	587	22,647
SpartanNash Co.	925	9,962
United Natural Foods, Inc.*	1,342	10,790
		58,778
Food Products - 1.2%
B&G Foods, Inc.(b)	1,664	28,172
Calavo Growers, Inc.	399	35,371
Cal-Maine Foods, Inc.	772	31,297
Darling Ingredients, Inc.*	4,196	78,046
Dean Foods Co.	2,336	2,359
J&J Snack Foods Corp.	383	73,942
John B Sanfilippo & Son, Inc.	223	20,650
Seneca Foods Corp., Class A*	169	4,644
		274,481
Gas Utilities - 0.6%
Northwest Natural Holding Co.	774	55,233
South Jersey Industries, Inc.	2,353	76,096
		131,329
Health Care Equipment & Supplies - 2.5%
AngioDynamics, Inc.*	948	17,415
Cardiovascular Systems, Inc.*	887	42,957
CONMED Corp.	662	66,710
CryoLife, Inc.*	875	23,450
Cutera, Inc.*	357	10,306
Heska Corp.*	177	12,424
Integer Holdings Corp.*	765	55,386
Invacare Corp.	860	4,162
Lantheus Holdings, Inc.*	989	21,521
LeMaitre Vascular, Inc.	405	12,822
Meridian Bioscience, Inc.	1,086	10,024
Merit Medical Systems, Inc.*	1,401	48,727
Mesa Laboratories, Inc.	99	21,902
Natus Medical, Inc.*	866	23,971
Neogen Corp.*	1,328	93,650
OraSure Technologies, Inc.*	1,581	10,435
Orthofix Medical, Inc.*	485	24,657

Investments	Shares	Value ($)
Surmodics, Inc.*	342	16,094
Tactile Systems Technology, Inc.*	436	21,992
Varex Imaging Corp.*	976	25,718
		564,323
Health Care Providers & Services - 2.2%
Addus HomeCare Corp.*	258	22,699
AMN Healthcare Services, Inc.*	1,188	69,379
BioTelemetry, Inc.*	861	34,139
Community Health Systems, Inc.*(b)	3,007	7,488
CorVel Corp.*	231	19,457
Cross Country Healthcare, Inc.*	938	9,615
Diplomat Pharmacy, Inc.*	1,446	8,401
Ensign Group, Inc. (The)	1,269	63,323
LHC Group, Inc.*	746	88,401
Magellan Health, Inc.*	612	38,562
Owens & Minor, Inc.	1,603	8,143
Providence Service Corp. (The)*	282	15,851
Select Medical Holdings Corp.*	2,760	44,767
Tivity Health, Inc.*	1,215	22,186
US Physical Therapy, Inc.	325	43,394
		495,805
Health Care Technology - 1.0%
Computer Programs & Systems, Inc.	310	6,557
HealthStream, Inc.*	652	16,476
HMS Holdings Corp.*	2,219	81,060
NextGen Healthcare, Inc.*	1,219	17,322
Omnicell, Inc.*	1,049	75,318
Tabula Rasa HealthCare, Inc.*	465	26,412
		223,145
Hotels, Restaurants & Leisure - 1.5%
BJ’s Restaurants, Inc.	528	19,240
Bloomin’ Brands, Inc.	2,211	39,887
Chuy’s Holdings, Inc.*	428	10,858
Dave & Buster’s Entertainment, Inc.	927	39,907
Dine Brands Global, Inc.	446	31,465
El Pollo Loco Holdings, Inc.*	558	5,697
Fiesta Restaurant Group, Inc.*	601	5,193
Monarch Casino & Resort, Inc.*	303	13,447
Red Robin Gourmet Burgers, Inc.*	330	11,052
Ruth’s Hospitality Group, Inc.	722	14,043
Shake Shack, Inc., Class A*	665	65,942
Wingstop, Inc.	749	75,027
		331,758
Household Durables - 2.1%
Cavco Industries, Inc.*	218	39,997
Century Communities, Inc.*	703	19,811
Ethan Allen Interiors, Inc.	629	10,819
Installed Building Products, Inc.*	535	30,447
iRobot Corp.*(b)	715	44,194
La-Z-Boy, Inc.	1,189	37,893
LGI Homes, Inc.*	479	39,043
M/I Homes, Inc.*	703	25,406
MDC Holdings, Inc.	1,253	48,454
Meritage Homes Corp.*	916	59,851
TopBuild Corp.*	876	81,135
Universal Electronics, Inc.*	353	15,938
William Lyon Homes, Class A*	840	14,843
		467,831
Household Products - 0.4%
Central Garden & Pet Co.*	263	6,949
Central Garden & Pet Co., Class A*	1,054	25,359
WD-40 Co.	351	63,987
		96,295
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	917	26,749

Insurance - 3.0%
Ambac Financial Group, Inc.*	1,159	20,908
American Equity Investment Life Holding Co.	2,314	49,867
AMERISAFE, Inc.	490	33,663
eHealth, Inc.*	484	40,322
Employers Holdings, Inc.	816	35,194
HCI Group, Inc.	171	6,664
Horace Mann Educators Corp.	1,049	46,020
James River Group Holdings Ltd.	768	37,847
ProAssurance Corp.	1,369	53,487
RLI Corp.	999	91,478
Safety Insurance Group, Inc.	373	35,972
Selective Insurance Group, Inc.	1,509	120,162
Stewart Information Services Corp.	603	21,599
Third Point Reinsurance Ltd.*	1,897	17,870
United Fire Group, Inc.	546	24,657
United Insurance Holdings Corp.	550	6,446
Universal Insurance Holdings, Inc.	812	20,300
		662,456
Interactive Media & Services - 0.1%
Care.com, Inc.*	679	6,715
QuinStreet, Inc.*	996	11,404
		18,119
Internet & Direct Marketing Retail - 0.5%
Liquidity Services, Inc.*	682	5,163
PetMed Express, Inc.(b)	513	8,106
Shutterfly, Inc.*	874	44,469
Shutterstock, Inc.*	475	16,677
Stamps.com, Inc.*	414	26,645
		101,060
IT Services - 1.7%
Cardtronics plc, Class A*	955	28,287
CSG Systems International, Inc.	846	45,583
EVERTEC, Inc.	1,527	53,231
ExlService Holdings, Inc.*	875	59,238
ManTech International Corp., Class A	679	47,720
NIC, Inc.	1,704	35,477
Perficient, Inc.*	839	30,909
Sykes Enterprises, Inc.*	1,005	29,145
TTEC Holdings, Inc.	354	16,606
Unisys Corp.*	1,319	8,626
Virtusa Corp.*	706	25,515
		380,337
Leisure Products - 0.3%
Callaway Golf Co.	2,251	39,978
Nautilus, Inc.*	756	1,051
Sturm Ruger & Co., Inc.(b)	444	18,208
Vista Outdoor, Inc.*	1,471	8,223
		67,460
Life Sciences Tools & Services - 0.9%
Cambrex Corp.*	857	51,360
Luminex Corp.	1,065	21,832
Medpace Holdings, Inc.*	666	53,886
NeoGenomics, Inc.*	2,610	65,198
		192,276

Investments	Shares	Value ($)
Machinery - 4.4%
Actuant Corp., Class A	1,564	34,736
Alamo Group, Inc.	246	28,088
Albany International Corp., Class A	776	63,803
Astec Industries, Inc.	574	15,842
Barnes Group, Inc.	1,204	53,999
Briggs & Stratton Corp.	1,072	4,631
Chart Industries, Inc.*	912	57,310
CIRCOR International, Inc.*	506	17,391
EnPro Industries, Inc.	528	32,884
ESCO Technologies, Inc.	662	50,398
Federal Signal Corp.	1,535	45,605
Franklin Electric Co., Inc.	981	44,979
Greenbrier Cos., Inc. (The)	825	19,214
Harsco Corp.*	2,042	36,552
Hillenbrand, Inc.	1,595	43,767
John Bean Technologies Corp.	805	82,368
Lindsay Corp.	275	24,272
Lydall, Inc.*	446	8,969
Mueller Industries, Inc.	1,442	38,011
Proto Labs, Inc.*	684	64,802
SPX Corp.*	1,118	42,428
SPX FLOW, Inc.*	1,083	36,508
Standex International Corp.	322	22,138
Tennant Co.	463	31,665
Titan International, Inc.	1,284	3,338
Wabash National Corp.	1,411	19,246
Watts Water Technologies, Inc., Class A	705	64,599
		987,543
Marine - 0.2%
Matson, Inc.	1,091	38,763

Media - 0.4%
EW Scripps Co. (The), Class A	1,438	17,773
Gannett Co., Inc.	2,917	30,687
New Media Investment Group, Inc.(b)	1,387	12,178
Scholastic Corp.	710	24,900
TechTarget, Inc.*	555	13,176
		98,714
Metals & Mining - 0.6%
AK Steel Holding Corp.*(b)	8,057	17,403
Century Aluminum Co.*	1,267	6,981
Haynes International, Inc.	318	9,499
Kaiser Aluminum Corp.	411	36,345
Materion Corp.	518	30,479
Olympic Steel, Inc.	232	2,494
SunCoke Energy, Inc.*	2,289	14,283
TimkenSteel Corp.*	1,003	5,236
		122,720
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Apollo Commercial Real Estate Finance, Inc.	3,507	65,055
ARMOUR Residential REIT, Inc.	1,335	21,921
Capstead Mortgage Corp.	2,419	17,586
Granite Point Mortgage Trust, Inc.	1,369	25,039
Invesco Mortgage Capital, Inc.	3,630	54,559
New York Mortgage Trust, Inc.	5,809	35,725
PennyMac Mortgage Investment Trust	2,150	46,784
Redwood Trust, Inc.	2,468	40,969
		307,638
Multiline Retail - 0.1%
Big Lots, Inc.	1,017	23,137
JC Penney Co., Inc.*(b)	8,070	6,005
		29,142
Multi-Utilities - 0.4%
Avista Corp.	1,675	78,557

Oil, Gas & Consumable Fuels - 1.2%
Bonanza Creek Energy, Inc.*	478	10,784
Carrizo Oil & Gas, Inc.*	2,191	18,163
CONSOL Energy, Inc.*	703	11,782
Denbury Resources, Inc.*	11,747	12,687
Green Plains, Inc.	915	7,512
Gulfport Energy Corp.*	3,693	8,863
HighPoint Resources Corp.*	2,832	3,313
Laredo Petroleum, Inc.*	3,916	9,712
Par Pacific Holdings, Inc.*	770	16,740
PDC Energy, Inc.*	1,595	50,801
Penn Virginia Corp.*	342	9,747
Renewable Energy Group, Inc.*	958	11,659
REX American Resources Corp.*	144	9,890
Ring Energy, Inc.*	1,519	2,218
SM Energy Co.	2,625	24,885
SRC Energy, Inc.*	6,199	31,119
Unit Corp.*	1,413	4,281
Whiting Petroleum Corp.*	2,325	15,415
		259,571
Paper & Forest Products - 0.5%
Boise Cascade Co.	993	31,180
Clearwater Paper Corp.*	420	6,729
Mercer International, Inc.	1,103	13,280
Neenah, Inc.	429	27,362
PH Glatfelter Co.	1,122	16,134
Schweitzer-Mauduit International, Inc.	787	26,396
		121,081
Personal Products - 0.6%
Avon Products, Inc.*	11,289	49,107
Inter Parfums, Inc.	441	28,352
Medifast, Inc.	303	30,288
USANA Health Sciences, Inc.*	339	23,042
		130,789
Pharmaceuticals - 0.7%
Akorn, Inc.*	2,404	6,948
Amphastar Pharmaceuticals, Inc.*	900	20,214
ANI Pharmaceuticals, Inc.*	215	14,082
Assertio Therapeutics, Inc.*	1,640	2,362
Corcept Therapeutics, Inc.*	2,662	33,568
Endo International plc*	5,127	12,151
Innoviva, Inc.*	1,728	20,027
Lannett Co., Inc.*(b)	871	8,971
Phibro Animal Health Corp., Class A	517	10,676
Supernus Pharmaceuticals, Inc.*	1,334	36,058
		165,057
Professional Services - 1.6%
Exponent, Inc.	1,322	93,717
Forrester Research, Inc.	263	9,171
FTI Consulting, Inc.*	968	104,679
Heidrick & Struggles International, Inc.	487	12,930
Kelly Services, Inc., Class A	794	19,223
Korn Ferry	1,437	56,158

Investments	Shares	Value ($)
Navigant Consulting, Inc.	1,002	27,926
Resources Connection, Inc.	766	12,677
TrueBlue, Inc.*	1,023	19,856
		356,337
Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc.*	547	19,736
RE/MAX Holdings, Inc., Class A	453	11,628
Realogy Holdings Corp.(b)	2,909	13,905
		45,269
Road & Rail - 0.5%
ArcBest Corp.	650	19,247
Heartland Express, Inc.	1,211	24,910
Marten Transport Ltd.	987	19,414
Saia, Inc.*	659	56,371
		119,942
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc.*	974	50,297
Axcelis Technologies, Inc.*	839	12,845
Brooks Automation, Inc.	1,837	61,227
Cabot Microelectronics Corp.	740	92,241
CEVA, Inc.*	560	17,590
Cohu, Inc.	1,045	12,456
Diodes, Inc.*	1,018	37,208
DSP Group, Inc.*	503	6,962
FormFactor, Inc.*	1,899	32,454
Ichor Holdings Ltd.*	570	12,118
Kopin Corp.*	1,715	1,590
Kulicke & Soffa Industries, Inc.	1,656	34,495
MaxLinear, Inc.*	1,637	32,445
Nanometrics, Inc.*	624	17,029
PDF Solutions, Inc.*	711	8,326
Photronics, Inc.*	1,708	18,446
Power Integrations, Inc.	745	66,320
Rambus, Inc.*	2,802	35,137
Rudolph Technologies, Inc.*	790	17,372
SMART Global Holdings, Inc.*	321	9,120
SolarEdge Technologies, Inc.*	1,137	93,143
Ultra Clean Holdings, Inc.*	1,001	11,952
Veeco Instruments, Inc.*	1,240	11,482
Xperi Corp.	1,255	22,992
		715,247
Software - 2.1%
8x8, Inc.*	2,453	59,632
Agilysys, Inc.*	449	12,235
Alarm.com Holdings, Inc.*	899	42,792
Bottomline Technologies DE, Inc.*	963	39,714
Ebix, Inc.	560	19,835
LivePerson, Inc.*	1,520	60,405
MicroStrategy, Inc., Class A*	209	29,948
Monotype Imaging Holdings, Inc.	1,054	20,817
OneSpan, Inc.*	799	10,787
Progress Software Corp.	1,134	42,843
Qualys, Inc.*	858	68,314
SPS Commerce, Inc.*	912	46,092
TiVo Corp.	3,181	23,953
		477,367
Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A	1,697	24,810
Asbury Automotive Group, Inc.*	497	46,867
Ascena Retail Group, Inc.*(b)	4,428	1,102
Barnes & Noble Education, Inc.*	893	3,483
Boot Barn Holdings, Inc.*	722	24,729
Buckle, Inc. (The)(b)	727	14,249
Caleres, Inc.	1,075	21,661
Cato Corp. (The), Class A	586	10,038
Chico’s FAS, Inc.	3,004	9,372
Children’s Place, Inc. (The)(b)	404	35,249
Conn’s, Inc.*	626	12,620
Designer Brands, Inc., Class A	1,461	24,092
Express, Inc.*	1,711	3,627
GameStop Corp., Class A(b)	2,299	9,127
Genesco, Inc.*	442	15,771
Group 1 Automotive, Inc.	448	33,475
Guess?, Inc.	1,278	23,093
Haverty Furniture Cos., Inc.	479	9,173
Hibbett Sports, Inc.*	468	7,741
Kirkland’s, Inc.*	361	531
Lithia Motors, Inc., Class A	570	74,710
Lumber Liquidators Holdings, Inc.*(b)	731	6,879
MarineMax, Inc.*	551	7,967
Monro, Inc.	845	65,673
Office Depot, Inc.	13,913	18,087
Rent-A-Center, Inc.*	1,142	29,155
RH*	412	59,019
Shoe Carnival, Inc.	247	7,593
Sleep Number Corp.*	770	32,217
Sonic Automotive, Inc., Class A	609	16,388
Tailored Brands, Inc.(b)	1,278	6,927
Tile Shop Holdings, Inc.	981	2,639
Vitamin Shoppe, Inc.*	397	2,561
Zumiez, Inc.*	485	12,600
		673,225
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	2,973	20,811
Cray, Inc.*	1,048	36,606
Diebold Nixdorf, Inc.*	1,951	21,871
		79,288
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc.*	1,666	37,152
Fossil Group, Inc.*(b)	1,162	14,874
G-III Apparel Group Ltd.*	1,059	21,720
Kontoor Brands, Inc.*	1,181	40,437
Movado Group, Inc.	420	9,038
Oxford Industries, Inc.	434	30,285
Steven Madden Ltd.	1,989	66,075
Unifi, Inc.*	371	7,138
Vera Bradley, Inc.*	533	5,644
Wolverine World Wide, Inc.	2,260	58,647
		291,010
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc.*	1,374	35,600
Dime Community Bancshares, Inc.	781	15,487
Flagstar Bancorp, Inc.	734	26,681
HomeStreet, Inc.*	622	16,402
Meta Financial Group, Inc.	703	21,730
NMI Holdings, Inc., Class A*	1,720	48,745
Northfield Bancorp, Inc.	1,205	18,702
Northwest Bancshares, Inc.	2,706	42,782
Oritani Financial Corp.	976	16,719
Provident Financial Services, Inc.	1,564	37,239
TrustCo Bank Corp.	2,466	18,914
Walker & Dunlop, Inc.	720	40,219
		339,220
Tobacco - 0.3%
Universal Corp.	637	31,888

Investments	Shares	Value ($)
Vector Group Ltd.(b)	2,776	32,424
		64,312
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	983	52,482
DXP Enterprises, Inc.*	408	13,240
GMS, Inc.*	822	24,216
Kaman Corp.	711	41,515
Veritiv Corp.*	327	5,415
		136,868
Water Utilities - 0.7%
American States Water Co.	937	86,701
California Water Service Group	1,226	69,195
		155,896
Wireless Telecommunication Services - 0.0%(c)
Spok Holdings, Inc.	455	5,346

TOTAL COMMON STOCKS (Cost $23,264,487)		18,123,350

Number of Rights

RIGHTS - 0.0%(c)

Chemicals - 0.0%(c)
Schulman, Inc., CVR*(d)(e) (Cost $—)	948	496

Shares

SECURITIES LENDING REINVESTMENTS(f) - 1.5%

INVESTMENT COMPANIES - 1.5%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $332,486)	332,486	332,486

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 20.5%

REPURCHASE AGREEMENTS(g) - 20.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $4,560,723 (Cost $4,559,645)	4,559,645	4,559,645

Total Investments - 103.3% (Cost $28,156,618)		23,015,977
Liabilities in excess of other assets - (3.3%)		(726,035)
Net Assets - 100.0%		22,289,942

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,756,822.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $383,689, collateralized in the form of cash with a value of $332,486 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $69,799 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from September 5, 2019 — February 15, 2049; a total value of $402,285.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of August 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2019 amounted to $496, which represents approximately 0.00% of net assets of the Fund.

(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $332,486.
(g)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,845,243	11/6/2020	Bank of America NA	2.48%	S&P SmallCap 600®	(228,209)
1,358,581	11/6/2020	Citibank NA	2.49%	S&P SmallCap 600®	(343,792)
3,235,922	11/6/2019	Credit Suisse International	2.41%	S&P SmallCap 600®	(201,902)
2,310,606	11/6/2019	Morgan Stanley & Co. International plc	2.56%	S&P SmallCap 600®	238,581
925,008	11/6/2020	Societe Generale	2.61%	S&P SmallCap 600®	(439,574)
8,757,016	11/6/2020	UBS AG	2.51%	S&P SmallCap 600®	(288,268)
26,432,376					(1,263,164)
				Total Unrealized Appreciation	238,581
				Total Unrealized Depreciation	(1,501,745)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.3%

Communications Equipment - 4.1%
Arista Networks, Inc.*	2,523	571,762
Ciena Corp.*	6,824	279,306
Cisco Systems, Inc.	204,128	9,555,232
CommScope Holding Co., Inc.*	9,232	99,152
EchoStar Corp., Class A*	2,289	96,710
F5 Networks, Inc.*	2,846	366,366
Finisar Corp.*	5,621	127,091
InterDigital, Inc.	1,514	74,443
Juniper Networks, Inc.	16,418	380,241
Lumentum Holdings, Inc.*	3,644	203,189
Motorola Solutions, Inc.	7,858	1,421,591
NetScout Systems, Inc.*	3,325	73,649
Plantronics, Inc.	1,564	48,593
Ubiquiti, Inc.	907	100,233
ViaSat, Inc.*	2,719	215,698
Viavi Solutions, Inc.*	10,906	151,484
		13,764,740
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	45,753	520,669
GCI Liberty, Inc., Class A*	4,577	284,873
Zayo Group Holdings, Inc.*	9,664	325,290
		1,130,832
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	6,965	804,458
SYNNEX Corp.	1,981	166,028
Tech Data Corp.*	1,739	161,257
		1,131,743
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc.*	7,936	72,059
Cerner Corp.	15,518	1,069,345
Medidata Solutions, Inc.*	2,969	271,901
Veeva Systems, Inc., Class A*	6,094	977,356
		2,390,661
Household Durables - 0.1%
Garmin Ltd.	5,779	471,393

Interactive Media & Services - 17.5%
Alphabet, Inc., Class A*	14,282	17,003,150
Alphabet, Inc., Class C*	14,614	17,362,893
Cargurus, Inc.*	1,599	52,159
Cars.com, Inc.*	2,925	26,062
Facebook, Inc., Class A*	114,568	21,271,841
IAC/InterActiveCorp*	3,739	952,099
Snap, Inc., Class A*	36,058	570,798
Twitter, Inc.*	34,818	1,484,988
Zillow Group, Inc., Class A*	2,361	80,675
Zillow Group, Inc., Class C*(b)	5,568	191,706
		58,996,371
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	39,064	1,573,888
Etsy, Inc.*	5,730	302,487
GrubHub, Inc.*(b)	4,347	257,951
Stamps.com, Inc.*	778	50,072
		2,184,398
IT Services - 4.4%
Akamai Technologies, Inc.*	7,823	697,264
Amdocs Ltd.	6,538	423,270
Booz Allen Hamilton Holding Corp.	6,678	504,256
CACI International, Inc., Class A*	1,185	263,414
Cognizant Technology Solutions Corp., Class A	27,145	1,666,432
DXC Technology Co.	12,795	425,050
EPAM Systems, Inc.*	2,474	473,350
Gartner, Inc.*	4,298	574,514
GoDaddy, Inc., Class A*	8,371	530,219
International Business Machines Corp.	42,282	5,730,479
KBR, Inc.	6,746	172,158
Leidos Holdings, Inc.	6,878	600,862
Okta, Inc.*	4,952	626,428
Perspecta, Inc.	6,674	173,190
Science Applications International Corp.	2,429	213,776
Twilio, Inc., Class A*	5,584	728,545
VeriSign, Inc.*	5,001	1,019,454
		14,822,661
Semiconductors & Semiconductor Equipment - 14.5%
Advanced Micro Devices, Inc.*	42,295	1,330,178
Analog Devices, Inc.	17,631	1,936,413
Applied Materials, Inc.	44,637	2,143,469
Broadcom, Inc.	18,876	5,335,113
Cirrus Logic, Inc.*	2,771	148,636
Cree, Inc.*	5,020	215,509
Cypress Semiconductor Corp.	17,449	401,502
Entegris, Inc.	6,462	276,767
Intel Corp.	213,489	10,121,514
KLA Corp.	7,710	1,140,309
Lam Research Corp.	7,151	1,505,357
Marvell Technology Group Ltd.	28,286	678,015
Maxim Integrated Products, Inc.	12,993	708,638
Microchip Technology, Inc.	11,346	979,500
Micron Technology, Inc.*	52,771	2,388,943
MKS Instruments, Inc.	2,591	202,849
Monolithic Power Systems, Inc.	1,891	284,709
NVIDIA Corp.	29,040	4,864,490
ON Semiconductor Corp.*	19,666	350,055
Qorvo, Inc.*	5,684	406,008
QUALCOMM, Inc.	57,971	4,508,405
Semtech Corp.*	3,181	133,507
Silicon Laboratories, Inc.*	2,070	225,630
Skyworks Solutions, Inc.	8,235	619,848
Synaptics, Inc.*	1,644	52,641
Teradyne, Inc.	8,174	432,977
Texas Instruments, Inc.	44,739	5,536,451
Universal Display Corp.	2,026	416,282
Versum Materials, Inc.	5,211	270,972
Xilinx, Inc.	12,108	1,259,958
		48,874,645
Software - 27.4%
2U, Inc.*(b)	2,736	48,920
ACI Worldwide, Inc.*	5,273	157,030
Adobe, Inc.*	23,266	6,619,410
Anaplan, Inc.*	786	42,703
ANSYS, Inc.*	4,003	826,860
Aspen Technology, Inc.*	3,287	437,828
Autodesk, Inc.*	10,473	1,495,754
Blackbaud, Inc.	2,348	213,598
Cadence Design Systems, Inc.*	13,401	917,700
CDK Global, Inc.	5,799	250,285

Investments	Shares	Value ($)
Ceridian HCM Holding, Inc.*	3,229	186,539
Citrix Systems, Inc.	5,962	554,347
CommVault Systems, Inc.*	1,829	79,324
DocuSign, Inc.*	1,154	53,880
Elastic NV*	350	30,761
Fair Isaac Corp.*	1,382	487,459
FireEye, Inc.*(b)	9,778	131,319
Fortinet, Inc.*	6,921	548,005
Guidewire Software, Inc.*	3,883	373,467
HubSpot, Inc.*	1,868	373,002
Intuit, Inc.	12,360	3,564,130
j2 Global, Inc.	2,217	187,558
LogMeIn, Inc.	2,375	158,745
Manhattan Associates, Inc.*	3,081	254,583
Microsoft Corp.	365,395	50,373,355
New Relic, Inc.*	2,217	127,123
Nuance Communications, Inc.*	13,835	232,566
Nutanix, Inc., Class A*	7,136	172,905
Oracle Corp.	115,714	6,024,071
Palo Alto Networks, Inc.*	4,579	932,376
Paycom Software, Inc.*	2,346	586,782
Pegasystems, Inc.	1,769	124,095
Proofpoint, Inc.*	2,653	301,407
PTC, Inc.*	4,939	323,356
RealPage, Inc.*	3,519	224,055
RingCentral, Inc., Class A*	3,355	473,491
salesforce.com, Inc.*	40,817	6,370,309
ServiceNow, Inc.*	8,809	2,306,549
SolarWinds Corp.*	1,182	20,118
Splunk, Inc.*	7,163	800,967
SS&C Technologies Holdings, Inc.	10,375	483,579
Symantec Corp.	29,479	685,387
Synopsys, Inc.*	7,150	1,013,941
Teradata Corp.*	5,586	172,440
Tyler Technologies, Inc.*	1,828	468,955
Verint Systems, Inc.*	3,136	167,117
VMware, Inc., Class A	3,629	513,286
Workday, Inc., Class A*	7,723	1,369,133
Zendesk, Inc.*	5,222	418,804
Zscaler, Inc.*	707	48,599
		92,727,973
Technology Hardware, Storage & Peripherals - 14.4%
Apple, Inc.	208,437	43,509,139
Dell Technologies, Inc., Class C*	7,098	365,760
Hewlett Packard Enterprise Co.	63,857	882,504
HP, Inc.	71,827	1,313,716
NCR Corp.*	5,726	180,426
NetApp, Inc.	11,778	566,051
Pure Storage, Inc., Class A*	8,558	139,324
Seagate Technology plc	12,013	603,173
Western Digital Corp.	13,972	800,176
Xerox Holdings Corp.	9,318	270,129
		48,630,398
TOTAL COMMON STOCKS (Cost $285,531,425)		285,125,815

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $281,143)	281,143	281,143

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 2.8%

REPURCHASE AGREEMENTS(d) - 2.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $9,437,742 (Cost $9,435,511)	9,435,511	9,435,511

Total Investments - 87.2% (Cost $295,248,079)		294,842,469
Other Assets Less Liabilities - 12.8%		43,116,995
Net Assets - 100.0%		337,959,464

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $116,791,929.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $276,397, collateralized in the form of cash with a value of $281,143 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $281,143.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
19,543,708	11/6/2019	Bank of America NA	2.11%	iShares® U.S. Technology ETF	(223,135)
31,805,855	11/13/2019	Bank of America NA	2.56%	Dow Jones U.S. TechnologySM Index(3)	7,083,070
41,957,449	12/7/2020	BNP Paribas SA	2.76%	Dow Jones U.S. TechnologySM Index(3)	(697,416)
68,254,116	11/13/2019	Citibank NA	2.44%	Dow Jones U.S. TechnologySM Index(3)	(396,599)
9,812,988	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. TechnologySM Index(3)	556,173
10,637,829	11/13/2020	Deutsche Bank AG	2.69%	Dow Jones U.S. TechnologySM Index(3)	18,232,709
44,894,466	11/13/2019	Goldman Sachs International	2.17%	iShares® U.S. Technology ETF	3,793,190
89,099,495	11/6/2020	Goldman Sachs International	2.64%	Dow Jones U.S. TechnologySM Index(3)	5,094,024
4,302,604	11/13/2019	Morgan Stanley & Co. International plc	2.81%	Dow Jones U.S. TechnologySM Index(3)	1,860,458
4,523,770	12/6/2019	Morgan Stanley & Co. International plc	2.56%	iShares® U.S. Technology ETF	338,539
222,562	1/13/2020	Societe Generale	2.61%	Dow Jones U.S. TechnologySM Index(3)	(10,450,067)
65,722,928	11/6/2019	UBS AG	2.81%	Dow Jones U.S. TechnologySM Index(3)	11,026,335
390,777,770					36,217,281
				Total Unrealized Appreciation	47,984,498
				Total Unrealized Depreciation	(11,767,217)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.6%

Communications Equipment - 37.7%
Acacia Communications, Inc.*	78	4,918
ADTRAN, Inc.	131	1,345
Applied Optoelectronics, Inc.*(b)	52	463
Arista Networks, Inc.*	141	31,953
CalAmp Corp.*	92	883
Ciena Corp.*	392	16,045
Cisco Systems, Inc.	3,085	144,409
CommScope Holding Co., Inc.*	530	5,692
Comtech Telecommunications Corp.	66	1,765
EchoStar Corp., Class A*	132	5,577
Extreme Networks, Inc.*	325	2,171
F5 Networks, Inc.*	163	20,983
Finisar Corp.*	323	7,303
Juniper Networks, Inc.	943	21,840
Lumentum Holdings, Inc.*	209	11,654
Motorola Solutions, Inc.	214	38,715
NETGEAR, Inc.*	86	2,986
NetScout Systems, Inc.*	191	4,231
Plantronics, Inc.	90	2,796
Ubiquiti, Inc.	52	5,747
ViaSat, Inc.*	156	12,375
Viavi Solutions, Inc.*	626	8,695
		352,546
Diversified Telecommunication Services - 31.7%
AT&T, Inc.	1,071	37,764
ATN International, Inc.	30	1,705
CenturyLink, Inc.	2,628	29,907
Cincinnati Bell, Inc.*	138	749
Consolidated Communications Holdings, Inc.	197	794
Frontier Communications Corp.*(b)	288	231
GCI Liberty, Inc., Class A*	263	16,369
Globalstar, Inc.*(b)	1,867	706
Iridium Communications, Inc.*	263	6,359
ORBCOMM, Inc.*	218	1,005
Verizon Communications, Inc.	3,005	174,771
Vonage Holdings Corp.*	611	8,077
Zayo Group Holdings, Inc.*	555	18,681
		297,118
Household Durables - 2.9%
Garmin Ltd.	332	27,081

Wireless Telecommunication Services - 6.3%
Shenandoah Telecommunications Co.	127	4,006
Spok Holdings, Inc.	49	576
Sprint Corp.*	1,569	10,653
Telephone & Data Systems, Inc.	257	6,476
T-Mobile US, Inc.*	457	35,669
United States Cellular Corp.*	39	1,404
		58,784
TOTAL COMMON STOCKS (Cost $691,081)		735,529

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $922)	922	922

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 7.6%

REPURCHASE AGREEMENTS(d) - 7.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $71,053 (Cost $71,038)	71,038	71,038

Total Investments - 86.3% (Cost $763,041)		807,489
Other Assets Less Liabilities - 13.7%		127,926
Net Assets - 100.0%		935,415

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $540,627.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $709, collateralized in the form of cash with a value of $922 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $922.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
27,416	11/6/2020	Bank of America NA	2.51%	iShares® U.S. Telecommunications ETF	(8,188)
76,197	11/6/2019	Bank of America NA	2.51%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	65,266
184,295	11/13/2019	Citibank NA	2.44%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	2,892
55,326	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(2,253)
59,898	11/6/2020	Goldman Sachs International	2.64%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(1,316)
174,305	11/13/2019	Morgan Stanley & Co. International plc	2.46%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(8,141)
249,273	11/13/2019	Morgan Stanley & Co. International plc	2.16%	iShares® U.S. Telecommunications ETF	(15,414)
154,557	11/6/2019	Societe Generale	2.61%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(32,815)
148,731	11/6/2019	UBS AG	2.56%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(12,745)
1,129,998					(12,714)
				Total Unrealized Appreciation	68,158
				Total Unrealized Depreciation	(80,872)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.1%

Electric Utilities - 44.3%
ALLETE, Inc.	753	64,555
Alliant Energy Corp.	3,450	180,953
American Electric Power Co., Inc.	7,204	656,645
Avangrid, Inc.	812	41,038
Duke Energy Corp.	10,629	985,733
Edison International	5,165	373,275
El Paso Electric Co.	592	39,486
Entergy Corp.	2,773	312,905
Evergy, Inc.	3,564	231,660
Eversource Energy	4,688	375,649
Exelon Corp.	14,176	669,958
FirstEnergy Corp.	7,370	339,020
Hawaiian Electric Industries, Inc.	1,590	70,596
IDACORP, Inc.	736	80,820
NextEra Energy, Inc.	6,992	1,531,807
Pinnacle West Capital Corp.	1,639	156,213
PNM Resources, Inc.	1,163	59,325
Portland General Electric Co.	1,304	74,185
PPL Corp.	10,537	311,368
Southern Co. (The)	15,196	885,319
Xcel Energy, Inc.	7,514	482,549
		7,923,059
Gas Utilities - 3.9%
Atmos Energy Corp.	1,708	188,273
National Fuel Gas Co.	1,260	58,892
New Jersey Resources Corp.	1,302	59,554
ONE Gas, Inc.	769	70,448
South Jersey Industries, Inc.	1,349	43,627
Southwest Gas Holdings, Inc.	780	71,159
Spire, Inc.	741	62,911
UGI Corp.	3,048	148,346
		703,210
Independent Power and Renewable Electricity Producers - 2.3%
AES Corp.	9,690	148,548
NRG Energy, Inc.	3,693	134,425
Vistra Energy Corp.	5,496	137,125
		420,098
Multi-Utilities - 23.9%
Ameren Corp.	3,585	276,583
Avista Corp.	960	45,024
Black Hills Corp.	794	60,908
CenterPoint Energy, Inc.	7,331	202,995
CMS Energy Corp.	4,142	261,153
Consolidated Edison, Inc.	4,775	424,497
Dominion Energy, Inc.	11,714	909,358
DTE Energy Co.	2,675	346,840
MDU Resources Group, Inc.	2,892	77,766
NiSource, Inc.	5,448	160,988
NorthWestern Corp.	736	53,316
Public Service Enterprise Group, Inc.	7,378	446,148
Sempra Energy	4,006	567,370
WEC Energy Group, Inc.	4,605	441,021
		4,273,967
Water Utilities - 2.7%
American Water Works Co., Inc.	2,636	335,616
Aqua America, Inc.	3,149	139,469
		475,085
TOTAL COMMON STOCKS (Cost $12,479,929)		13,795,419

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 10.9%

REPURCHASE AGREEMENTS(b) - 10.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,951,963 (Cost $1,951,502)	1,951,502	1,951,502

Total Investments - 88.0% (Cost $14,431,431)		15,746,921
Other Assets Less Liabilities - 12.0%		2,155,032
Net Assets - 100.0%		17,901,953

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,710,847.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
1,621,959	1/6/2020	Bank of America NA	2.41%	Dow Jones U.S. UtilitiesSM Index(3)	337,693
5,543,502	1/6/2020	Bank of America NA	2.51%	iShares® U.S. Utilities ETF	759,307
4,951,433	11/13/2019	Credit Suisse International	2.81%	Dow Jones U.S. UtilitiesSM Index(3)	369,420
696,285	11/13/2019	Morgan Stanley & Co. International plc	2.56%	Dow Jones U.S. UtilitiesSM Index(3)	40,122
834,523	12/6/2019	Morgan Stanley & Co. International plc	2.36%	iShares® U.S. Utilities ETF	64,800
5,310,471	11/6/2019	Societe Generale	2.61%	Dow Jones U.S. UtilitiesSM Index(3)	682,346
3,112,489	11/6/2020	UBS AG	2.56%	Dow Jones U.S. UtilitiesSM Index(3)	731,887
22,070,662					2,985,575
				Total Unrealized Appreciation	2,985,575

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Communication Services Select Sector

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 50.6%

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	842	29,689
CenturyLink, Inc.	850	9,673
Verizon Communications, Inc.	467	27,161
		66,523
Entertainment - 10.1%
Activision Blizzard, Inc.	597	30,208
Electronic Arts, Inc.*	263	24,638
Netflix, Inc.*	80	23,500
Take-Two Interactive Software, Inc.*	100	13,197
Viacom, Inc., Class B	313	7,819
Walt Disney Co. (The)	192	26,354
		125,716
Interactive Media & Services - 24.1%
Alphabet, Inc., Class A*	63	75,003
Alphabet, Inc., Class C*	65	77,226
Facebook, Inc., Class A*	627	116,415
TripAdvisor, Inc.*	92	3,495
Twitter, Inc.*	647	27,595
		299,734
Media - 10.6%
CBS Corp. (Non-Voting), Class B	312	13,123
Charter Communications, Inc., Class A*	69	28,262
Comcast Corp., Class A	644	28,503
Discovery, Inc., Class A*	140	3,864
Discovery, Inc., Class C*	319	8,303
DISH Network Corp., Class A*	204	6,846
Fox Corp., Class A	314	10,415
Fox Corp., Class B	144	4,723
Interpublic Group of Cos., Inc. (The)	343	6,819
News Corp., Class A	341	4,689
News Corp., Class B	110	1,558
Omnicom Group, Inc.	195	14,832
		131,937
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	78	6,088

TOTAL COMMON STOCKS (Cost $645,491)		629,998

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.3%

REPURCHASE AGREEMENTS(a) - 5.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $66,512 (Cost $66,497)	66,497	66,497

Total Investments - 55.9% (Cost $711,988)		696,495
Other Assets Less Liabilities - 44.1%		550,416
Net Assets - 100.0%		1,246,911

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,518,331	1/6/2021	Deutsche Bank AG	2.69%	Communication Services Select Sector Index(3)	114,430
183,028	2/8/2021	Goldman Sachs International	2.64%	Communication Services Select Sector Index(3)	146
993,064	11/8/2021	Societe Generale	2.56%	Communication Services Select Sector Index(3)	(2,879)
417,056	12/7/2020	UBS AG	2.56%	Communication Services Select Sector Index(3)	93,629
3,111,479					205,326
				Total Unrealized Appreciation	208,205
				Total Unrealized Depreciation	(2,879)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 71.4%

Aerospace & Defense - 9.2%
Boeing Co. (The)	81,617	29,715,933
United Technologies Corp.	81,616	10,629,668
		40,345,601
Banks - 2.0%
JPMorgan Chase & Co.	81,616	8,966,334

Beverages - 1.0%
Coca-Cola Co. (The)	81,616	4,492,145

Capital Markets - 2.6%
Goldman Sachs Group, Inc. (The)	56,342	11,488,697

Chemicals - 0.8%
Dow, Inc.	81,616	3,479,290

Communications Equipment - 0.9%
Cisco Systems, Inc.	81,616	3,820,445

Consumer Finance - 2.2%
American Express Co.	81,616	9,824,118

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	81,616	4,746,787

Entertainment - 2.6%
Walt Disney Co. (The)	81,617	11,202,749

Food & Staples Retailing - 3.1%
Walgreens Boots Alliance, Inc.	81,616	4,177,923
Walmart, Inc.	81,616	9,325,444
		13,503,367
Health Care Providers & Services - 4.4%
UnitedHealth Group, Inc.	81,617	19,098,378

Hotels, Restaurants & Leisure - 4.1%
McDonald’s Corp.	81,617	17,790,057

Household Products - 2.2%
Procter & Gamble Co. (The)	81,616	9,812,692

Industrial Conglomerates - 3.0%
3M Co.	81,617	13,199,101

Insurance - 2.7%
Travelers Cos., Inc. (The)	81,617	11,994,434

IT Services - 5.9%
International Business Machines Corp.	81,617	11,061,552
Visa, Inc., Class A	81,617	14,757,986
		25,819,538
Machinery - 2.2%
Caterpillar, Inc.	81,616	9,712,304

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	81,616	9,607,835
Exxon Mobil Corp.	81,616	5,589,064
		15,196,899
Pharmaceuticals - 4.7%
Johnson & Johnson	81,617	10,476,358
Merck & Co., Inc.	81,616	7,057,336
Pfizer, Inc.	81,617	2,901,484
		20,435,178
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	81,616	3,869,415

Software - 2.6%
Microsoft Corp.	81,617	11,251,720

Specialty Retail - 4.2%
Home Depot, Inc. (The)	81,617	18,601,330

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	81,617	17,036,733

Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc., Class B	81,616	6,896,552

TOTAL COMMON STOCKS (Cost $323,682,211)		312,583,864

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 13.7%

REPURCHASE AGREEMENTS(b) - 13.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $59,859,997 (Cost $59,845,841)	59,845,841	59,845,841

Total Investments - 85.1% (Cost $383,528,052)		372,429,705
Other Assets Less Liabilities - 14.9%		65,182,187
Net Assets - 100.0%		437,611,892

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $90,464,319.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	400	9/20/2019	USD	$52,788,000	$1,001,780

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
121,659,529	11/6/2019	Bank of America NA	2.54%	Dow Jones Industrial AverageSM	5,546,809
156,201,804	11/6/2019	BNP Paribas SA	2.76%	Dow Jones Industrial AverageSM	14,505,811
7,320,969	11/6/2020	Citibank NA	2.66%	Dow Jones Industrial AverageSM	57,223
81,873,007	11/6/2020	Credit Suisse International	2.81%	Dow Jones Industrial AverageSM	(626,779)
19,666,853	1/6/2020	Deutsche Bank AG	2.79%	Dow Jones Industrial AverageSM	12,493,584
157,855,125	1/6/2020	Goldman Sachs International	2.64%	Dow Jones Industrial AverageSM	10,137,171
8,183	11/6/2019	Morgan Stanley & Co. International plc	2.59%	SPDR® Dow Jones Industrial AverageSM ETF Trust	870
62,420,311	11/6/2019	Morgan Stanley & Co. International plc	2.76%	Dow Jones Industrial AverageSM	3,984,218
309,580,412	11/6/2019	Societe Generale	2.56%	Dow Jones Industrial AverageSM	6,214,429
30,910,716	11/6/2019	UBS AG	2.71%	Dow Jones Industrial AverageSM	1,417,129
947,496,909					53,730,465
				Total Unrealized Appreciation	54,357,244
				Total Unrealized Depreciation	(626,779)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraPro Financial Select Sector

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.4%

Banks - 34.9%
Bank of America Corp.	55,069	1,514,948
BB&T Corp.	4,770	227,291
Citigroup, Inc.	14,402	926,769
Citizens Financial Group, Inc.	2,854	96,294
Comerica, Inc.	960	59,184
Fifth Third Bancorp	4,527	119,739
First Republic Bank	1,025	91,963
Huntington Bancshares, Inc.	6,514	86,311
JPMorgan Chase & Co.	20,203	2,219,502
KeyCorp	6,277	104,198
M&T Bank Corp.	851	124,425
People’s United Financial, Inc.	2,454	35,264
PNC Financial Services Group, Inc. (The)	2,811	362,422
Regions Financial Corp.	6,308	92,223
SunTrust Banks, Inc.	2,765	170,075
SVB Financial Group*	326	63,446
US Bancorp	9,319	491,018
Wells Fargo & Co.	25,190	1,173,098
Zions Bancorp NA	1,136	46,678
		8,004,848
Capital Markets - 18.0%
Affiliated Managers Group, Inc.	319	24,445
Ameriprise Financial, Inc.	835	107,698
Bank of New York Mellon Corp. (The)	5,485	230,699
BlackRock, Inc.	741	313,117
Cboe Global Markets, Inc.	696	82,935
Charles Schwab Corp. (The)	7,398	283,122
CME Group, Inc.	2,229	484,339
E*TRADE Financial Corp.	1,524	63,612
Franklin Resources, Inc.	1,832	48,145
Goldman Sachs Group, Inc. (The)	2,119	432,085
Intercontinental Exchange, Inc.	3,512	328,302
Invesco Ltd.	2,492	39,124
MarketAxess Holdings, Inc.	234	93,043
Moody’s Corp.	1,026	221,185
Morgan Stanley	7,961	330,302
MSCI, Inc.	528	123,885
Nasdaq, Inc.	723	72,184
Northern Trust Corp.	1,356	119,233
Raymond James Financial, Inc.	786	61,709
S&P Global, Inc.	1,532	398,611
State Street Corp.	2,324	119,245
T. Rowe Price Group, Inc.	1,473	162,943
		4,139,963
Consumer Finance - 4.6%
American Express Co.	4,265	513,378
Capital One Financial Corp.	2,923	253,190
Discover Financial Services	2,017	161,300
Synchrony Financial	3,949	126,565
		1,054,433
Diversified Financial Services - 10.8%
Berkshire Hathaway, Inc., Class B*	12,068	2,454,752
Jefferies Financial Group, Inc.	1,577	29,395
		2,484,147
Insurance - 16.1%
Aflac, Inc.	4,642	232,936
Allstate Corp. (The)	2,074	212,357
American International Group, Inc.	5,416	281,849
Aon plc	1,498	291,885
Arthur J Gallagher & Co.	1,154	104,679
Assurant, Inc.	384	47,232
Chubb Ltd.	2,851	445,554
Cincinnati Financial Corp.	945	106,303
Everest Re Group Ltd.	253	59,678
Globe Life, Inc.	629	56,144
Hartford Financial Services Group, Inc. (The)	2,252	131,247
Lincoln National Corp.	1,261	66,682
Loews Corp.	1,671	80,325
Marsh & McLennan Cos., Inc.	3,184	318,050
MetLife, Inc.	5,918	262,167
Principal Financial Group, Inc.	1,613	85,844
Progressive Corp. (The)	3,637	275,685
Prudential Financial, Inc.	2,528	202,467
Travelers Cos., Inc. (The)	1,631	239,692
Unum Group	1,318	33,490
Willis Towers Watson plc	805	159,366
		3,693,632
TOTAL COMMON STOCKS (Cost $20,981,527)		19,377,023

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 15.5%

REPURCHASE AGREEMENTS(b) - 15.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,554,720 (Cost $3,553,879)	3,553,879	3,553,879

Total Investments - 99.9% (Cost $24,535,406)		22,930,902
Other Assets Less Liabilities - 0.1%		27,609
Net Assets - 100.0%		22,958,511

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,800,739.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
180,590	11/6/2019	Bank of America NA	2.66%	S&P Financial Select Sector Index(3)	83,141
13,851,866	11/13/2019	Credit Suisse International	2.81%	S&P Financial Select Sector Index(3)	(74,151)
11,072,348	11/6/2020	Goldman Sachs International	2.64%	S&P Financial Select Sector Index(3)	(81,326)
7,014,244	11/13/2019	Morgan Stanley & Co. International plc	2.91%	S&P Financial Select Sector Index(3)	(496,215)
14,410,509	1/6/2020	Societe Generale	2.71%	S&P Financial Select Sector Index(3)	(504,585)
2,953,169	1/13/2020	UBS AG	2.56%	S&P Financial Select Sector Index(3)	(239,146)
49,482,726					(1,312,282)
				Total Unrealized Appreciation	83,141
				Total Unrealized Depreciation	(1,395,423)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 83.2%

Aerospace & Defense - 1.0%
Axon Enterprise, Inc.*	636	38,141
Curtiss-Wright Corp.	460	56,414
Teledyne Technologies, Inc.*	390	120,350
		214,905
Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*(b)	989	70,081

Airlines - 0.3%
JetBlue Airways Corp.*	3,235	56,030

Auto Components - 0.8%
Adient plc	935	18,859
Dana, Inc.	1,547	19,693
Delphi Technologies plc	946	12,516
Gentex Corp.	2,748	73,097
Goodyear Tire & Rubber Co. (The)	2,499	28,663
Visteon Corp.*	304	20,967
		173,795
Automobiles - 0.1%
Thor Industries, Inc.	562	25,801

Banks - 5.8%
Associated Banc-Corp.	1,762	33,901
BancorpSouth Bank	989	27,287
Bank of Hawaii Corp.	441	36,462
Bank OZK	1,300	33,540
Cathay General Bancorp	821	27,249
Commerce Bancshares, Inc.	1,057	60,323
Cullen/Frost Bankers, Inc.	678	56,281
East West Bancorp, Inc.	1,565	64,368
First Financial Bankshares, Inc.	1,459	44,675
First Horizon National Corp.	3,390	53,664
FNB Corp.	3,491	37,528
Fulton Financial Corp.	1,815	28,949
Hancock Whitney Corp.	922	32,371
Home BancShares, Inc.	1,662	29,451
International Bancshares Corp.	586	20,856
PacWest Bancorp	1,278	43,554
Pinnacle Financial Partners, Inc.	778	40,977
Prosperity Bancshares, Inc.	714	46,353
Signature Bank	592	69,057
Sterling Bancorp	2,253	42,965
Synovus Financial Corp.	1,693	60,169
TCF Financial Corp.	1,663	64,118
Texas Capital Bancshares, Inc.*	540	29,095
Trustmark Corp.	696	22,745
UMB Financial Corp.	475	29,602
Umpqua Holdings Corp.	2,370	37,233
United Bankshares, Inc.	1,098	40,494
Valley National Bancorp	3,567	37,489
Webster Financial Corp.	991	44,357
Wintrust Financial Corp.	609	38,263
		1,233,376
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	94	41,212

Biotechnology - 0.6%
Exelixis, Inc.*	3,244	64,393
Ligand Pharmaceuticals, Inc.*	211	19,182
United Therapeutics Corp.*	471	38,886
		122,461
Building Products - 0.8%
Lennox International, Inc.	379	96,183
Resideo Technologies, Inc.*	1,319	18,176
Trex Co., Inc.*	629	53,798
		168,157
Capital Markets - 2.1%
Eaton Vance Corp.	1,226	52,865
Evercore, Inc., Class A	441	35,174
FactSet Research Systems, Inc.	411	111,829
Federated Investors, Inc., Class B	1,034	33,129
Interactive Brokers Group, Inc., Class A	807	38,090
Janus Henderson Group plc	1,762	33,672
Legg Mason, Inc.	931	34,252
SEI Investments Co.	1,377	79,191
Stifel Financial Corp.	761	40,653
		458,855
Chemicals - 2.2%
Ashland Global Holdings, Inc.	674	49,364
Cabot Corp.	629	25,160
Chemours Co. (The)	1,763	24,982
Ingevity Corp.*	450	34,276
Minerals Technologies, Inc.	379	18,268
NewMarket Corp.	94	44,626
Olin Corp.	1,772	30,089
PolyOne Corp.	837	26,792
RPM International, Inc.	1,409	95,347
Scotts Miracle-Gro Co. (The)	423	44,973
Sensient Technologies Corp.	455	29,721
Valvoline, Inc.	2,023	45,720
		469,318
Commercial Services & Supplies - 1.4%
Brink’s Co. (The)	536	40,334
Clean Harbors, Inc.*	547	40,232
Deluxe Corp.	469	21,611
Healthcare Services Group, Inc.	796	17,950
Herman Miller, Inc.	632	26,721
HNI Corp.	466	14,534
MSA Safety, Inc.	379	40,034
Stericycle, Inc.*	920	41,299
Tetra Tech, Inc.	588	47,699
		290,414
Communications Equipment - 0.9%
Ciena Corp.*	1,539	62,991
InterDigital, Inc.	341	16,767
Lumentum Holdings, Inc.*	821	45,779
NetScout Systems, Inc.*	750	16,612
Plantronics, Inc.	353	10,968
ViaSat, Inc.*	612	48,550
		201,667
Construction & Engineering - 1.1%
AECOM*	1,692	60,032
Dycom Industries, Inc.*	338	15,041
EMCOR Group, Inc.	603	52,726
Fluor Corp.	1,504	26,576
Granite Construction, Inc.	503	14,305
MasTec, Inc.*	664	41,746
Valmont Industries, Inc.	235	31,843
		242,269

Investments	Shares	Value ($)
Construction Materials - 0.2%
Eagle Materials, Inc.	474	39,906

Consumer Finance - 0.4%
Green Dot Corp., Class A*	514	15,718
Navient Corp.	2,290	29,174
SLM Corp.	4,647	39,221
		84,113
Containers & Packaging - 0.9%
AptarGroup, Inc.	679	82,987
Greif, Inc., Class A	282	9,924
Owens-Illinois, Inc.	1,669	16,974
Silgan Holdings, Inc.	836	24,879
Sonoco Products Co.	1,076	61,547
		196,311
Distributors - 0.4%
Pool Corp.	428	84,051

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	608	25,974
Graham Holdings Co., Class B	47	33,091
Service Corp. International	1,959	90,701
Sotheby’s*	356	20,559
Weight Watchers International, Inc.*	418	12,536
		182,861
Electric Utilities - 1.4%
ALLETE, Inc.	555	47,580
Hawaiian Electric Industries, Inc.	1,171	51,992
IDACORP, Inc.	542	59,517
OGE Energy Corp.	2,152	92,256
PNM Resources, Inc.	856	43,665
		295,010
Electrical Equipment - 1.0%
Acuity Brands, Inc.	429	53,801
EnerSys	461	25,816
Hubbell, Inc.	586	76,848
nVent Electric plc	1,709	34,624
Regal Beloit Corp.	460	32,614
		223,703
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc.*	911	63,041
Avnet, Inc.	1,143	47,880
Belden, Inc.	415	18,928
Cognex Corp.	1,842	83,037
Coherent, Inc.*	260	37,690
Jabil, Inc.	1,496	43,100
Littelfuse, Inc.	266	41,515
National Instruments Corp.	1,205	50,610
SYNNEX Corp.	446	37,379
Tech Data Corp.*	392	36,350
Trimble, Inc.*	2,705	101,492
Vishay Intertechnology, Inc.	1,423	22,526
Zebra Technologies Corp., Class A*	580	118,917
		702,465
Energy Equipment & Services - 0.6%
Apergy Corp.*	832	21,615
Core Laboratories NV	477	18,884
McDermott International, Inc.*	1,953	9,218
Oceaneering International, Inc.*	1,064	13,790
Patterson-UTI Energy, Inc.	2,242	19,393
Transocean Ltd.*	5,458	24,834
Valaris plc	2,116	9,861
		117,595
Entertainment - 0.9%
Cinemark Holdings, Inc.	1,146	43,731
Live Nation Entertainment, Inc.*	1,502	104,404
World Wrestling Entertainment, Inc., Class A(b)	469	33,501
		181,636
Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexander & Baldwin, Inc.	729	16,687
American Campus Communities, Inc.	1,476	68,605
Brixmor Property Group, Inc.	3,204	59,050
Camden Property Trust	1,039	112,472
CoreCivic, Inc.	1,280	21,696
CoreSite Realty Corp.	397	46,123
Corporate Office Properties Trust	1,203	34,755
Cousins Properties, Inc.	1,559	54,097
CyrusOne, Inc.	1,217	89,401
Douglas Emmett, Inc.	1,739	73,386
EastGroup Properties, Inc.	395	49,185
EPR Properties	812	63,539
First Industrial Realty Trust, Inc.	1,360	52,972
GEO Group, Inc. (The)	1,303	22,360
Healthcare Realty Trust, Inc.	1,389	46,156
Highwoods Properties, Inc.	1,115	48,179
Hospitality Properties Trust	1,768	42,680
JBG SMITH Properties	1,297	49,623
Kilroy Realty Corp.	1,086	84,556
Lamar Advertising Co., Class A	920	70,518
Liberty Property Trust	1,594	83,079
Life Storage, Inc.	501	53,086
Mack-Cali Realty Corp.	971	19,779
Medical Properties Trust, Inc.	4,722	87,782
National Retail Properties, Inc.	1,749	98,206
Omega Healthcare Investors, Inc.	2,306	93,808
Pebblebrook Hotel Trust	1,404	37,866
PotlatchDeltic Corp.	727	27,975
PS Business Parks, Inc.	215	38,616
Rayonier, Inc.	1,394	37,359
Sabra Health Care REIT, Inc.	2,037	44,040
Senior Housing Properties Trust	2,556	21,700
Spirit Realty Capital, Inc.	937	44,920
Tanger Factory Outlet Centers, Inc.(b)	1,012	14,310
Taubman Centers, Inc.	658	25,695
Uniti Group, Inc.	1,980	14,632
Urban Edge Properties	1,294	22,658
Weingarten Realty Investors	1,286	34,066
		1,905,617
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	394	66,133
Sprouts Farmers Market, Inc.*	1,268	22,761
		88,894
Food Products - 1.4%
Flowers Foods, Inc.	1,978	45,098
Hain Celestial Group, Inc. (The)*	963	18,345
Ingredion, Inc.	717	55,403
Lancaster Colony Corp.	210	30,639
Post Holdings, Inc.*	717	71,478
Sanderson Farms, Inc.	210	31,420
Tootsie Roll Industries, Inc.	204	7,482

Investments	Shares	Value ($)
TreeHouse Foods, Inc.*	604	30,593
		290,458
Gas Utilities - 1.6%
National Fuel Gas Co.	928	43,375
New Jersey Resources Corp.	959	43,865
ONE Gas, Inc.	566	51,851
Southwest Gas Holdings, Inc.	574	52,366
Spire, Inc.	546	46,355
UGI Corp.	2,243	109,167
		346,979
Health Care Equipment & Supplies - 3.5%
Avanos Medical, Inc.*	511	16,955
Cantel Medical Corp.	391	35,945
Globus Medical, Inc., Class A*	823	42,031
Haemonetics Corp.*	551	73,575
Hill-Rom Holdings, Inc.	718	77,314
ICU Medical, Inc.*	180	29,115
Inogen, Inc.*	193	8,949
Integra LifeSciences Holdings Corp.*	763	45,795
LivaNova plc*	519	40,290
Masimo Corp.*	528	80,916
NuVasive, Inc.*	558	35,444
STERIS plc	909	140,350
West Pharmaceutical Services, Inc.	790	114,913
		741,592
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc.*	954	25,243
Amedisys, Inc.*	314	40,415
Chemed Corp.	171	73,432
Covetrus, Inc.*	1,033	13,729
Encompass Health Corp.	1,063	64,620
HealthEquity, Inc.*	746	44,283
MEDNAX, Inc.*	930	19,604
Molina Healthcare, Inc.*	673	87,678
Patterson Cos., Inc.	890	14,881
Tenet Healthcare Corp.*	898	19,442
		403,327
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	1,789	16,244
Medidata Solutions, Inc.*	669	61,267
		77,511
Hotels, Restaurants & Leisure - 3.6%
Boyd Gaming Corp.	859	20,650
Brinker International, Inc.	403	15,314
Caesars Entertainment Corp.*	6,292	72,421
Cheesecake Factory, Inc. (The)	447	16,982
Churchill Downs, Inc.	380	46,839
Cracker Barrel Old Country Store, Inc.(b)	258	42,673
Domino’s Pizza, Inc.	442	100,263
Dunkin’ Brands Group, Inc.	889	73,289
Eldorado Resorts, Inc.*(b)	700	26,957
International Speedway Corp., Class A	256	11,525
Jack in the Box, Inc.	278	23,719
Marriott Vacations Worldwide Corp.	419	41,310
Papa John’s International, Inc.(b)	243	12,092
Penn National Gaming, Inc.*	1,146	21,969
Scientific Games Corp.*	599	11,070
Six Flags Entertainment Corp.	770	45,561
Texas Roadhouse, Inc.	718	36,948
Wendy’s Co. (The)	1,959	43,098
Wyndham Destinations, Inc.	1,006	44,606
Wyndham Hotels & Resorts, Inc.	1,046	53,743
		761,029
Household Durables - 1.5%
Helen of Troy Ltd.*	269	41,294
KB Home	909	25,534
NVR, Inc.*	36	129,564
Tempur Sealy International, Inc.*	494	38,097
Toll Brothers, Inc.	1,423	51,499
TRI Pointe Group, Inc.*	1,529	21,406
Tupperware Brands Corp.	524	6,817
		314,211
Household Products - 0.1%
Energizer Holdings, Inc.	684	26,334

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	613	88,861

Insurance - 4.7%
Alleghany Corp.*	155	116,143
American Financial Group, Inc.	762	76,939
Brighthouse Financial, Inc.*	1,245	43,899
Brown & Brown, Inc.	2,517	92,852
CNO Financial Group, Inc.	1,720	24,906
First American Financial Corp.	1,205	70,432
Genworth Financial, Inc., Class A*	5,381	23,838
Hanover Insurance Group, Inc. (The)	438	58,320
Kemper Corp.	672	47,026
Mercury General Corp.	292	15,622
Old Republic International Corp.	3,062	71,528
Primerica, Inc.	455	54,222
Reinsurance Group of America, Inc.	673	103,622
RenaissanceRe Holdings Ltd.	475	85,761
WR Berkley Corp.	1,555	110,794
		995,904
Interactive Media & Services - 0.1%
Cars.com, Inc.*	659	5,872
Yelp, Inc.*	705	23,624
		29,496
Internet & Direct Marketing Retail - 0.3%
GrubHub, Inc.*	988	58,628

IT Services - 2.2%
CACI International, Inc., Class A*	267	59,351
CoreLogic, Inc.*	867	41,963
KBR, Inc.	1,521	38,816
LiveRamp Holdings, Inc.*	742	31,431
MAXIMUS, Inc.	686	52,781
Perspecta, Inc.	1,505	39,055
Sabre Corp.	2,953	69,809
Science Applications International Corp.	547	48,141
WEX, Inc.*	465	95,116
		476,463
Leisure Products - 0.6%
Brunswick Corp.	936	43,618
Mattel, Inc.*(b)	3,714	36,397
Polaris, Inc.	617	50,606
		130,621

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A*	215	72,608
Bio-Techne Corp.	407	77,969
Charles River Laboratories International, Inc.*	524	68,749
PRA Health Sciences, Inc.*	635	62,763
Syneos Health, Inc.*	658	34,565
		316,654
Machinery - 3.5%
AGCO Corp.	693	47,900
Colfax Corp.*	1,024	27,853
Crane Co.	547	41,703
Donaldson Co., Inc.	1,371	66,302
Graco, Inc.	1,790	81,570
ITT, Inc.	944	53,732
Kennametal, Inc.	886	26,483
Lincoln Electric Holdings, Inc.	675	55,728
Nordson Corp.	556	75,594
Oshkosh Corp.	752	52,843
Terex Corp.	674	16,735
Timken Co. (The)	737	29,613
Toro Co. (The)	1,144	82,379
Trinity Industries, Inc.	1,396	24,388
Woodward, Inc.	601	64,818
		747,641
Marine - 0.2%
Kirby Corp.*	580	42,682

Media - 1.0%
AMC Networks, Inc., Class A*	487	23,620
Cable One, Inc.	53	68,774
John Wiley & Sons, Inc., Class A	484	21,538
Meredith Corp.	431	18,869
New York Times Co. (The), Class A	1,527	44,588
TEGNA, Inc.	2,326	33,285
		210,674
Metals & Mining - 1.7%
Allegheny Technologies, Inc.*	1,355	26,856
Carpenter Technology Corp.	509	24,758
Commercial Metals Co.	1,268	19,870
Compass Minerals International, Inc.	364	18,102
Reliance Steel & Aluminum Co.	723	70,297
Royal Gold, Inc.	704	93,899
Steel Dynamics, Inc.	2,389	64,503
United States Steel Corp.(b)	1,853	20,513
Worthington Industries, Inc.	419	14,539
		353,337
Multiline Retail - 0.2%
Dillard’s, Inc., Class A(b)	192	11,236
Ollie’s Bargain Outlet Holdings, Inc.*	560	31,052
		42,288
Multi-Utilities - 0.7%
Black Hills Corp.	584	44,799
MDU Resources Group, Inc.	2,130	57,276
NorthWestern Corp.	542	39,262
		141,337
Oil, Gas & Consumable Fuels - 1.3%
Callon Petroleum Co.*(b)	2,450	10,070
Chesapeake Energy Corp.*(b)	11,241	16,187
CNX Resources Corp.*	2,101	16,745
EQT Corp.	2,747	27,937
Equitrans Midstream Corp.	2,193	29,584
Matador Resources Co.*	1,116	17,465
Murphy Oil Corp.	1,640	29,897
Oasis Petroleum, Inc.*	2,908	9,073
PBF Energy, Inc., Class A	1,289	30,549
QEP Resources, Inc.	2,559	9,110
Range Resources Corp.(b)	2,241	7,978
Southwestern Energy Co.*	5,818	9,193
World Fuel Services Corp.	723	27,763
WPX Energy, Inc.*	4,267	45,913
		287,464
Paper & Forest Products - 0.3%
Domtar Corp.	678	22,340
Louisiana-Pacific Corp.	1,327	31,901
		54,241
Personal Products - 0.2%
Edgewell Personal Care Co.*	582	16,203
Nu Skin Enterprises, Inc., Class A	597	24,250
		40,453
Pharmaceuticals - 0.5%
Catalent, Inc.*	1,567	82,643
Mallinckrodt plc*	901	2,334
Prestige Consumer Healthcare, Inc.*	557	17,757
		102,734
Professional Services - 0.6%
ASGN, Inc.*	568	35,483
Insperity, Inc.	404	40,020
ManpowerGroup, Inc.	643	52,559
		128,062
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	556	74,532

Road & Rail - 1.6%
Avis Budget Group, Inc.*	686	16,992
Genesee & Wyoming, Inc., Class A*	608	67,415
Knight-Swift Transportation Holdings, Inc.	1,340	45,748
Landstar System, Inc.	432	48,177
Old Dominion Freight Line, Inc.	696	113,977
Ryder System, Inc.	573	27,601
Werner Enterprises, Inc.	466	15,229
		335,139
Semiconductors & Semiconductor Equipment - 3.2%
Cirrus Logic, Inc.*	625	33,525
Cree, Inc.*	1,132	48,597
Cypress Semiconductor Corp.	3,934	90,521
First Solar, Inc.*	816	50,649
MKS Instruments, Inc.	584	45,721
Monolithic Power Systems, Inc.	426	64,139
Semtech Corp.*	717	30,093
Silicon Laboratories, Inc.*	466	50,794
Synaptics, Inc.*	370	11,847
Teradyne, Inc.	1,843	97,624
Universal Display Corp.	457	93,900
Versum Materials, Inc.	1,174	61,048
		678,458
Software - 2.9%
ACI Worldwide, Inc.*	1,189	35,409
Blackbaud, Inc.	529	48,123

Investments	Shares	Value ($)
CDK Global, Inc.	1,308	56,453
CommVault Systems, Inc.*	413	17,912
Fair Isaac Corp.*	312	110,049
j2 Global, Inc.	500	42,300
LogMeIn, Inc.	536	35,826
Manhattan Associates, Inc.*	694	57,345
PTC, Inc.*	1,113	72,868
Teradata Corp.*	1,259	38,865
Tyler Technologies, Inc.*	412	105,695
		620,845
Specialty Retail - 1.8%
Aaron’s, Inc.	728	46,672
American Eagle Outfitters, Inc.	1,759	29,586
AutoNation, Inc.*	614	29,141
Bed Bath & Beyond, Inc.(b)	1,420	13,731
Dick’s Sporting Goods, Inc.	726	24,713
Five Below, Inc.*	602	73,968
Foot Locker, Inc.	1,217	44,043
Michaels Cos., Inc. (The)*	969	5,494
Murphy USA, Inc.*	322	28,787
Sally Beauty Holdings, Inc.*	1,296	15,850
Signet Jewelers Ltd.	561	6,867
Urban Outfitters, Inc.*	737	17,253
Williams-Sonoma, Inc.	847	55,733
		391,838
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	1,291	40,679

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	486	44,459
Deckers Outdoor Corp.*	313	46,152
Skechers U.S.A., Inc., Class A*	1,445	45,749
		136,360
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc.*	80	24,807
New York Community Bancorp, Inc.	5,024	57,977
Washington Federal, Inc.	865	30,794
		113,578
Trading Companies & Distributors - 0.6%
GATX Corp.	389	28,872
MSC Industrial Direct Co., Inc., Class A	484	32,728
NOW, Inc.*	1,169	13,899
Watsco, Inc.	346	56,588
		132,087
Water Utilities - 0.5%
Aqua America, Inc.	2,319	102,709

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,010	25,452

TOTAL COMMON STOCKS (Cost $20,101,317)		17,731,161

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $95,749)	95,749	95,749

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.8%

REPURCHASE AGREEMENTS(d) - 14.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,164,912 (Cost $3,164,163)	3,164,163	3,164,163

Total Investments - 98.4% (Cost $23,361,229)		20,991,073
Other Assets Less Liabilities - 1.6%		351,382
Net Assets - 100.0%		21,342,455

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,768,047.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $211,872, collateralized in the form of cash with a value of $95,749 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $123,112 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from September 5, 2019 — February 15, 2049; a total value of $218,861.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $95,749.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	10	9/20/2019	USD	$1,881,200	$(20,308)

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,401,334	1/6/2020	Bank of America NA	2.61%	S&P MidCap 400®	(304,007)
4,446,743	11/6/2020	BNP Paribas SA	2.61%	S&P MidCap 400®	(108,007)
6,650,717	11/6/2019	Citibank NA	2.54%	S&P MidCap 400®	152,264
4,763,400	12/10/2019	Credit Suisse International	2.66%	S&P MidCap 400®	(127,669)
2,171,068	11/6/2019	Goldman Sachs International	2.34%	SPDR® S&P MidCap 400® ETF Trust	5,764
4,470,702	1/6/2020	Goldman Sachs International	2.59%	S&P MidCap 400®	(557,976)
2,529,061	11/6/2019	Morgan Stanley & Co. International plc	2.71%	S&P MidCap 400®	259,735
7,232,112	11/6/2020	Societe Generale	2.51%	S&P MidCap 400®	(24,729)
7,751,818	11/6/2019	UBS AG	2.56%	S&P MidCap 400®	(484,079)
44,416,955					(1,188,704)
				Total Unrealized Appreciation	417,763
				Total Unrealized Depreciation	(1,606,467)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.6%

Biotechnology - 74.3%
AC Immune SA*	2,051	10,706
ACADIA Pharmaceuticals, Inc.*	4,376	121,040
Acceleron Pharma, Inc.*	1,599	71,811
Achillion Pharmaceuticals, Inc.*	4,211	18,318
Acorda Therapeutics, Inc.*	1,461	4,719
Adamas Pharmaceuticals, Inc.*(b)	836	5,275
Adaptimmune Therapeutics plc, ADR*	2,482	3,996
Aduro Biotech, Inc.*	2,429	2,988
Adverum Biotechnologies, Inc.*	1,926	19,896
Aeglea BioTherapeutics, Inc.*	876	6,837
Agios Pharmaceuticals, Inc.*	1,782	67,627
Aimmune Therapeutics, Inc.*	1,897	38,680
Akcea Therapeutics, Inc.*	2,816	59,305
Akebia Therapeutics, Inc.*	3,578	14,777
Alder Biopharmaceuticals, Inc.*	2,535	22,688
Alexion Pharmaceuticals, Inc.*	6,807	685,873
Alkermes plc*	4,763	99,928
Allakos, Inc.*(b)	1,302	115,175
Alnylam Pharmaceuticals, Inc.*	3,234	260,951
AMAG Pharmaceuticals, Inc.*(b)	1,025	11,193
Amarin Corp. plc, ADR*	9,944	149,061
Amgen, Inc.	10,046	2,095,797
Amicus Therapeutics, Inc.*	7,489	74,066
AnaptysBio, Inc.*	820	33,333
Apellis Pharmaceuticals, Inc.*	1,919	55,843
Aptinyx, Inc.*	1,018	3,441
Arbutus Biopharma Corp.*	1,725	2,363
Arena Pharmaceuticals, Inc.*	1,505	79,599
Argenx SE, ADR*	641	84,259
ArQule, Inc.*	3,301	29,577
Arrowhead Pharmaceuticals, Inc.*	2,878	98,341
Ascendis Pharma A/S, ADR*	1,368	153,257
Atara Biotherapeutics, Inc.*	1,615	21,802
Athenex, Inc.*	2,346	34,557
Audentes Therapeutics, Inc.*	1,344	41,798
Aurinia Pharmaceuticals, Inc.*	2,787	15,997
Autolus Therapeutics plc, ADR*	799	8,270
Avrobio, Inc.*	930	18,116
Axovant Gene Therapies Ltd.*	692	4,865
BeiGene Ltd., ADR*	1,196	171,925
BioCryst Pharmaceuticals, Inc.*	3,349	10,014
Biogen, Inc.*	3,818	839,005
BioMarin Pharmaceutical, Inc.*	5,435	407,951
Bluebird Bio, Inc.*	1,673	172,838
Blueprint Medicines Corp.*	1,483	113,702
Celgene Corp.*	17,856	1,728,461
Cellectis SA, ADR*	502	6,114
ChemoCentryx, Inc.*	1,762	11,735
China Biologic Products Holdings, Inc.*	1,183	118,619
Clovis Oncology, Inc.*(b)	1,609	9,026
Coherus Biosciences, Inc.*(b)	2,105	46,710
Concert Pharmaceuticals, Inc.*	722	7,271
Corbus Pharmaceuticals Holdings, Inc.*(b)	1,956	10,132
Crinetics Pharmaceuticals, Inc.*(b)	733	11,625
CRISPR Therapeutics AG*	1,607	74,259
Cytokinetics, Inc.*	1,752	24,616
CytomX Therapeutics, Inc.*	1,376	12,081
DBV Technologies SA, ADR*	897	8,163
Deciphera Pharmaceuticals, Inc.*	1,159	42,049
Denali Therapeutics, Inc.*(b)	2,899	52,182
Dicerna Pharmaceuticals, Inc.*	2,074	28,829
Eagle Pharmaceuticals, Inc.*(b)	423	23,853
Editas Medicine, Inc.*(b)	1,494	37,096
Eidos Therapeutics, Inc.*(b)	1,118	46,744
Eiger BioPharmaceuticals, Inc.*	742	8,088
Enanta Pharmaceuticals, Inc.*	597	42,118
Epizyme, Inc.*	2,757	35,758
Esperion Therapeutics, Inc.*	817	29,935
Exelixis, Inc.*	9,161	181,846
Fate Therapeutics, Inc.*	1,979	32,297
FibroGen, Inc.*	2,617	116,875
Five Prime Therapeutics, Inc.*	1,094	5,940
Flexion Therapeutics, Inc.*(b)	1,153	15,185
Forty Seven, Inc.*	1,282	9,718
G1 Therapeutics, Inc.*	1,136	41,237
Galapagos NV, ADR*	263	44,229
Genomic Health, Inc.*	1,125	86,242
Geron Corp.*(b)	5,662	7,927
Gilead Sciences, Inc.	26,903	1,709,417
Global Blood Therapeutics, Inc.*	1,712	78,718
GlycoMimetics, Inc.*	1,311	4,366
Grifols SA, ADR	4,059	86,457
Halozyme Therapeutics, Inc.*	4,417	72,969
Homology Medicines, Inc.*	1,323	25,018
ImmunoGen, Inc.*	4,540	12,349
Immunomedics, Inc.*(b)	5,815	74,432
Incyte Corp.*	6,509	532,566
Inovio Pharmaceuticals, Inc.*(b)	2,976	6,428
Insmed, Inc.*	2,650	43,566
Intellia Therapeutics, Inc.*(b)	1,387	19,682
Intercept Pharmaceuticals, Inc.*(b)	991	63,602
Intrexon Corp.*(b)	4,881	28,505
Ionis Pharmaceuticals, Inc.*	4,259	269,211
Iovance Biotherapeutics, Inc.*	3,749	78,766
Ironwood Pharmaceuticals, Inc.*	4,724	43,980
Karyopharm Therapeutics, Inc.*	1,848	15,967
Kiniksa Pharmaceuticals Ltd., Class A*	577	5,095
Kura Oncology, Inc.*	1,371	20,812
Lexicon Pharmaceuticals, Inc.*(b)	3,226	4,258
Ligand Pharmaceuticals, Inc.*	595	54,091
MacroGenics, Inc.*	1,481	21,238
Magenta Therapeutics, Inc.*	1,170	12,086
MannKind Corp.*(b)	5,701	6,271
Medicines Co. (The)*(b)	2,243	94,116
MediciNova, Inc.*	1,307	11,319
Minerva Neurosciences, Inc.*	1,185	8,461
Mirati Therapeutics, Inc.*	1,095	89,757
Momenta Pharmaceuticals, Inc.*	2,994	37,814
Myriad Genetics, Inc.*	2,227	52,401
Neurocrine Biosciences, Inc.*	2,771	275,493
Novavax, Inc.*(b)	712	4,251
OPKO Health, Inc.*(b)	18,687	34,384
PDL BioPharma, Inc.*	3,632	8,499
Portola Pharmaceuticals, Inc.*	2,067	60,067
Progenics Pharmaceuticals, Inc.*	2,573	11,321
ProQR Therapeutics NV*	1,180	8,484
Proteostasis Therapeutics, Inc.*	1,552	1,178
Prothena Corp. plc*	1,210	10,176
PTC Therapeutics, Inc.*	1,774	79,067
Puma Biotechnology, Inc.*	1,172	12,599

Investments	Shares	Value ($)
Ra Pharmaceuticals, Inc.*	1,277	34,734
Radius Health, Inc.*	1,399	39,592
Regeneron Pharmaceuticals, Inc.*	2,775	804,889
REGENXBIO, Inc.*	1,113	38,387
Replimune Group, Inc.*	961	9,975
Retrophin, Inc.*	1,258	15,838
Rhythm Pharmaceuticals, Inc.*	1,045	23,533
Rigel Pharmaceuticals, Inc.*	5,075	8,577
Rocket Pharmaceuticals, Inc.*(b)	1,527	16,568
Rubius Therapeutics, Inc.*(b)	2,427	22,523
Sage Therapeutics, Inc.*	1,552	266,432
Sangamo Therapeutics, Inc.*	3,502	38,172
Sarepta Therapeutics, Inc.*	2,251	202,928
Savara, Inc.*	1,145	2,588
Seattle Genetics, Inc.*	4,897	355,718
Seres Therapeutics, Inc.*	2,057	8,290
Solid Biosciences, Inc.*(b)	1,058	8,549
Spark Therapeutics, Inc.*	1,227	119,522
Spectrum Pharmaceuticals, Inc.*	3,398	24,941
Surface Oncology, Inc.*	846	1,743
Synlogic, Inc.*	771	2,151
Syros Pharmaceuticals, Inc.*	1,288	14,129
Tocagen, Inc.*	722	2,347
Translate Bio, Inc.*	1,545	14,029
Ultragenyx Pharmaceutical, Inc.*	1,744	94,996
uniQure NV*	1,148	62,279
United Therapeutics Corp.*	1,330	109,805
UNITY Biotechnology, Inc.*	1,303	7,948
Unum Therapeutics, Inc.*	914	1,755
UroGen Pharma Ltd.*	631	21,422
Vanda Pharmaceuticals, Inc.*	1,608	22,657
Veracyte, Inc.*	1,431	37,922
Verastem, Inc.*(b)	2,242	2,825
Vertex Pharmaceuticals, Inc.*	7,439	1,339,169
Voyager Therapeutics, Inc.*	1,118	19,979
Xencor, Inc.*	1,711	63,786
Xenon Pharmaceuticals, Inc.*	782	7,288
Zafgen, Inc.*	1,133	935
Zai Lab Ltd., ADR*	1,058	34,501
		17,311,179
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	3,065	11,586

Health Care Equipment & Supplies - 1.3%
Cerus Corp.*	4,184	22,468
Neuronetics, Inc.*	556	5,933
Novocure Ltd.*	2,907	264,130
		292,531
Health Care Providers & Services - 0.1%
PetIQ, Inc.*(b)	678	21,465
Life Sciences Tools & Services - 8.5%
Bio-Techne Corp.	1,150	220,305
Illumina, Inc.*	4,270	1,201,322
Luminex Corp.	1,365	27,983
Medpace Holdings, Inc.*	1,087	87,949
NanoString Technologies, Inc.*	1,064	27,111
Pacific Biosciences of California, Inc.*	4,634	25,719
PRA Health Sciences, Inc.*	1,993	196,988
Quanterix Corp.*	755	19,879
Syneos Health, Inc.*	3,150	165,469
		1,972,725
Pharmaceuticals - 7.4%
AcelRx Pharmaceuticals, Inc.*(b)	2,395	5,580
Aclaris Therapeutics, Inc.*	1,242	1,254
Aerie Pharmaceuticals, Inc.*	1,394	30,194
Akorn, Inc.*	3,820	11,040
Amphastar Pharmaceuticals, Inc.*	1,429	32,095
ANI Pharmaceuticals, Inc.*	366	23,973
Aquestive Therapeutics, Inc.*	758	2,880
Assertio Therapeutics, Inc.*	1,955	2,815
Cara Therapeutics, Inc.*(b)	1,359	31,855
Collegium Pharmaceutical, Inc.*	1,014	11,742
Cymabay Therapeutics, Inc.*	2,085	12,343
Dermira, Inc.*	1,629	13,048
Dova Pharmaceuticals, Inc.*(b)	857	12,846
Eloxx Pharmaceuticals, Inc.*(b)	1,210	7,502
Endo International plc*	6,866	16,272
Evolus, Inc.*(b)	829	14,292
EyePoint Pharmaceuticals, Inc.*(b)	3,221	4,832
Foamix Pharmaceuticals Ltd.*	1,642	4,745
GW Pharmaceuticals plc, ADR*	888	126,460
Horizon Therapeutics plc*	5,612	155,060
Hutchison China MediTech Ltd., ADR*	1,085	23,642
Innoviva, Inc.*	3,073	35,616
Intra-Cellular Therapies, Inc.*	1,674	14,330
Jazz Pharmaceuticals plc*	1,720	220,418
Kala Pharmaceuticals, Inc.*(b)	1,029	4,229
Mylan NV*	15,647	304,647
MyoKardia, Inc.*	1,399	75,224
Nektar Therapeutics*	5,291	92,963
Ocular Therapeutix, Inc.*	1,294	5,551
Omeros Corp.*(b)	1,489	27,532
Optinose, Inc.*(b)	1,252	9,590
Pacira BioSciences, Inc.*	1,253	46,662
Paratek Pharmaceuticals, Inc.*(b)	984	3,680
Reata Pharmaceuticals, Inc., Class A*	741	57,131
resTORbio, Inc.*(b)	1,085	10,438
Revance Therapeutics, Inc.*	1,336	14,162
SIGA Technologies, Inc.*	2,457	12,334
Strongbridge Biopharma plc*	1,645	4,261
Supernus Pharmaceuticals, Inc.*	1,590	42,978
TherapeuticsMD, Inc.*(b)	7,322	21,161
Theravance Biopharma, Inc.*	1,704	37,539
Tricida, Inc.*(b)	1,492	52,056
WaVe Life Sciences Ltd.*	1,040	23,920
Xeris Pharmaceuticals, Inc.*	818	9,481
Zogenix, Inc.*	1,288	54,985
		1,725,358
TOTAL COMMON STOCKS (Cost $26,146,303)		21,334,844

Number of Rights

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e) (Cost $—)	1,033	186

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 2.3%

INVESTMENT COMPANIES - 2.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $539,330)	539,330	539,330

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 15.1%

REPURCHASE AGREEMENTS(g) - 15.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,512,096 (Cost $3,511,266)	3,511,266	3,511,266

Total Investments - 109.0% (Cost $30,196,899)		25,385,626
Liabilities in excess of other assets - (9.0%)		(2,092,287)
Net Assets - 100.0%		23,293,339

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,000,213.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $673,069, collateralized in the form of cash with a value of $539,330 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $153,561 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from September 5, 2019 — February 15, 2049; a total value of $692,891.

(c)          Represents less than 0.05% of net assets.

(d)         Security fair valued as of August 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2019 amounted to $186, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $539,330.

(g)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
15,015,611	11/6/2020	Bank of America NA	2.31%	NASDAQ Biotechnology Index®	(1,929,575)
1,261,502	12/7/2020	Citibank NA	2.29%	NASDAQ Biotechnology Index®	(44,749)
7,043,110	11/6/2020	Goldman Sachs International	2.64%	NASDAQ Biotechnology Index®	(794,487)
6,364,351	11/6/2019	Societe Generale	2.61%	NASDAQ Biotechnology Index®	2,071,916
18,837,291	11/6/2020	UBS AG	2.21%	NASDAQ Biotechnology Index®	(2,462,444)
48,521,865					(3,159,339)
				Total Unrealized Appreciation	2,071,916
				Total Unrealized Depreciation	(5,231,255)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro QQQ

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.4%

Airlines - 0.4%
American Airlines Group, Inc.	171,988	4,525,004
United Airlines Holdings, Inc.*	101,754	8,578,880
		13,103,884
Automobiles - 0.4%
Tesla, Inc.*(b)	68,542	15,463,761

Beverages - 2.4%
Monster Beverage Corp.*	210,209	12,332,962
PepsiCo, Inc.	542,171	74,131,041
		86,464,003
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc.*	86,732	8,739,116
Amgen, Inc.	235,921	49,217,839
Biogen, Inc.*	74,952	16,470,702
BioMarin Pharmaceutical, Inc.*	69,275	5,199,781
Celgene Corp.*	272,812	26,408,202
Gilead Sciences, Inc.	491,768	31,246,939
Incyte Corp.*	82,967	6,788,360
Regeneron Pharmaceuticals, Inc.*	41,630	12,074,781
Vertex Pharmaceuticals, Inc.*	99,028	17,827,021
		173,972,741
Commercial Services & Supplies - 0.3%
Cintas Corp.	40,461	10,673,612

Communications Equipment - 2.1%
Cisco Systems, Inc.	1,655,601	77,498,683

Electric Utilities - 0.4%
Xcel Energy, Inc.	199,004	12,780,037

Entertainment - 2.4%
Activision Blizzard, Inc.	296,270	14,991,262
Electronic Arts, Inc.*	114,930	10,766,643
NetEase, Inc., ADR	28,213	7,194,315
Netflix, Inc.*	169,103	49,674,006
Take-Two Interactive Software, Inc.*	43,623	5,756,927
		88,383,153
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	170,129	50,147,224
Walgreens Boots Alliance, Inc.	353,603	18,100,938
		68,248,162
Food Products - 1.2%
Kraft Heinz Co. (The)	471,613	12,035,564
Mondelez International, Inc., Class A	557,102	30,763,172
		42,798,736
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc.*	30,940	5,665,423
IDEXX Laboratories, Inc.*	33,235	9,629,509
Intuitive Surgical, Inc.*	44,688	22,850,762
		38,145,694
Health Care Providers & Services - 0.1%
Henry Schein, Inc.*	57,657	3,552,824

Health Care Technology - 0.2%
Cerner Corp.	125,752	8,665,570

Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc., Class A	128,807	16,237,411
Starbucks Corp.	468,391	45,227,835
Wynn Resorts Ltd.	41,596	4,581,799
		66,047,045
Insurance - 0.3%
Willis Towers Watson plc	49,955	9,889,591

Interactive Media & Services - 12.2%
Alphabet, Inc., Class A*	107,237	127,668,866
Alphabet, Inc., Class C*	122,335	145,346,213
Baidu, Inc., ADR*	107,768	11,258,523
Facebook, Inc., Class A*	845,198	156,927,913
		441,201,515
Internet & Direct Marketing Retail - 10.7%
Amazon.com, Inc.*	171,629	304,862,877
Booking Holdings, Inc.*	16,749	32,935,401
Ctrip.com International Ltd., ADR*	188,339	6,098,417
eBay, Inc.	337,102	13,581,840
Expedia Group, Inc.	52,542	6,835,714
JD.com, Inc., ADR*	357,826	10,913,693
MercadoLibre, Inc.*	19,004	11,299,778
		386,527,720
IT Services - 3.9%
Automatic Data Processing, Inc.	168,360	28,594,262
Cognizant Technology Solutions Corp., Class A	220,187	13,517,280
Fiserv, Inc.*	261,583	27,973,686
Paychex, Inc.	138,986	11,355,156
PayPal Holdings, Inc.*	454,390	49,551,230
VeriSign, Inc.*	46,099	9,397,281
		140,388,895
Leisure Products - 0.1%
Hasbro, Inc.	48,619	5,370,941

Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	56,824	15,986,864

Machinery - 0.2%
PACCAR, Inc.	134,028	8,786,876

Media - 3.8%
Charter Communications, Inc., Class A*	86,466	35,415,609
Comcast Corp., Class A	1,751,819	77,535,509
Fox Corp., Class A	133,402	4,424,944
Fox Corp., Class B	101,554	3,330,971
Liberty Global plc, Class A*	79,360	2,120,499
Liberty Global plc, Class C*	201,462	5,262,188
Sirius XM Holdings, Inc.	1,781,946	10,994,607
		139,084,327
Multiline Retail - 0.3%
Dollar Tree, Inc.*	91,902	9,330,810

Pharmaceuticals - 0.1%
Mylan NV*	199,394	3,882,201

Professional Services - 0.3%
Verisk Analytics, Inc.	63,336	10,231,297

Road & Rail - 0.7%
CSX Corp.	313,032	20,979,404

Investments	Shares	Value ($)
JB Hunt Transport Services, Inc.	42,017	4,539,517
		25,518,921
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc.*	418,286	13,155,095
Analog Devices, Inc.	143,039	15,709,973
Applied Materials, Inc.	362,124	17,389,195
ASML Holding NV (Registered), NYRS	28,341	6,308,990
Broadcom, Inc.	153,037	43,254,378
Intel Corp.	1,731,576	82,094,018
KLA Corp.	62,543	9,250,110
Lam Research Corp.	58,001	12,209,791
Maxim Integrated Products, Inc.	105,343	5,745,407
Microchip Technology, Inc.	92,056	7,947,194
Micron Technology, Inc.*	428,040	19,377,371
NVIDIA Corp.	235,492	39,447,265
NXP Semiconductors NV	127,115	12,983,526
QUALCOMM, Inc.	470,272	36,573,053
Skyworks Solutions, Inc.	66,797	5,027,810
Texas Instruments, Inc.	362,877	44,906,029
Xilinx, Inc.	98,249	10,223,791
		381,602,996
Software - 14.0%
Adobe, Inc.*	188,757	53,703,254
Autodesk, Inc.*	85,149	12,160,980
Cadence Design Systems, Inc.*	108,726	7,445,557
Check Point Software Technologies Ltd.*	58,840	6,337,068
Citrix Systems, Inc.	50,927	4,735,192
Intuit, Inc.	100,261	28,911,262
Microsoft Corp.	2,670,484	368,152,924
Symantec Corp.	239,092	5,558,889
Synopsys, Inc.*	57,989	8,223,420
Workday, Inc., Class A*	62,553	11,089,396
		506,317,942
Specialty Retail - 0.9%
O’Reilly Automotive, Inc.*	30,316	11,634,068
Ross Stores, Inc.	142,170	15,071,442
Ulta Beauty, Inc.*	22,618	5,376,977
		32,082,487
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	1,603,533	334,721,478
NetApp, Inc.	95,542	4,591,749
Western Digital Corp.	113,345	6,491,268
		345,804,495
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	47,539	8,779,027

Trading Companies & Distributors - 0.2%
Fastenal Co.	221,553	6,783,953

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	330,419	25,789,203

TOTAL COMMON STOCKS (Cost $3,363,545,205)		3,209,157,966

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $2,460,243)	2,460,243	2,460,243

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.7%

REPURCHASE AGREEMENTS(d) - 5.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $206,777,129 (Cost $206,728,232)	206,728,232	206,728,232

Total Investments - 94.2% (Cost $3,572,733,680)		3,418,346,441
Other Assets Less Liabilities - 5.8%		208,550,454
Net Assets - 100.0%		3,626,896,895

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,198,092,864.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $14,519,808, collateralized in the form of cash with a value of $2,460,243 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $12,136,604 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from September 5, 2019 — February 15, 2048; a total value of $14,596,847.

(c)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $2,460,243.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,537	9/20/2019	USD	$236,429,025	$2,897,114

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
102,401,296	11/6/2019	Bank of America NA	2.31%	NASDAQ-100 Index®	(183,234,873)
1,725,875,782	11/6/2019	BNP Paribas SA	2.71%	NASDAQ-100 Index®	56,239,042
2,329,025,621	11/6/2019	Citibank NA	2.66%	NASDAQ-100 Index®	33,635,352
159,372,641	11/6/2019	Credit Suisse International	2.81%	NASDAQ-100 Index®	(159,091,161)
844,495	11/6/2019	Goldman Sachs International	2.49%	PowerShares QQQ TrustSM, Series 1	65,840
1,493,134,401	11/6/2019	Goldman Sachs International	2.69%	NASDAQ-100 Index®	(26,067,456)
2,222,884	11/6/2019	Morgan Stanley & Co. International plc	2.61%	PowerShares QQQ TrustSM, Series 1	4,262,274
10,045,338	12/2/2019	Morgan Stanley & Co. International plc	2.81%	NASDAQ-100 Index®	(1,196,809)
465,227,229	11/6/2019	Societe Generale	2.56%	NASDAQ-100 Index®	238,610,438
1,147,001,723	11/6/2020	UBS AG	3.01%	NASDAQ-100 Index®	234,736,680
7,435,151,410					197,959,327
				Total Unrealized Appreciation	567,549,626
				Total Unrealized Depreciation	(369,590,299)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.1%

Aerospace & Defense - 1.1%
AAR Corp.	1,089	46,783
Aerojet Rocketdyne Holdings, Inc.*	2,382	124,412
AeroVironment, Inc.*	696	35,865
Astronics Corp.*	790	21,733
Axon Enterprise, Inc.*	1,902	114,063
Cubic Corp.	1,021	70,725
Ducommun, Inc.*	351	14,454
Kratos Defense & Security Solutions, Inc.*	2,942	58,752
Maxar Technologies, Inc.(b)	1,949	13,799
Mercury Systems, Inc.*	1,743	149,253
Moog, Inc., Class A	1,051	85,394
National Presto Industries, Inc.	164	14,056
Park Aerospace Corp.	606	10,241
Parsons Corp.*	607	20,650
Triumph Group, Inc.	1,619	33,643
Vectrus, Inc.*	371	15,011
Wesco Aircraft Holdings, Inc.*	1,736	19,096
		847,930
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	1,907	38,521
Atlas Air Worldwide Holdings, Inc.*	759	19,620
Echo Global Logistics, Inc.*	896	17,956
Forward Air Corp.	931	58,001
Hub Group, Inc., Class A*	1,079	46,462
Radiant Logistics, Inc.*	1,275	6,222
		186,782
Airlines - 0.4%
Allegiant Travel Co.	425	60,346
Hawaiian Holdings, Inc.	1,554	37,933
Mesa Air Group, Inc.*	677	4,373
SkyWest, Inc.	1,633	93,506
Spirit Airlines, Inc.*	2,235	83,902
		280,060
Auto Components - 0.9%
Adient plc	2,861	57,706
American Axle & Manufacturing Holdings, Inc.*	3,656	23,179
Cooper Tire & Rubber Co.	1,638	38,477
Cooper-Standard Holdings, Inc.*	571	21,378
Dana, Inc.	4,716	60,035
Dorman Products, Inc.*	877	62,337
Fox Factory Holding Corp.*	1,227	88,393
Gentherm, Inc.*	1,100	40,370
LCI Industries	798	67,631
Modine Manufacturing Co.*	1,615	16,489
Motorcar Parts of America, Inc.*	608	8,834
Standard Motor Products, Inc.	687	30,441
Stoneridge, Inc.*	904	27,762
Tenneco, Inc., Class A	1,656	14,440
Tower International, Inc.	651	20,136
Visteon Corp.*	921	63,521
		641,129
Automobiles - 0.0%(c)
Winnebago Industries, Inc.	1,013	32,436

Banks - 7.9%
1st Constitution Bancorp	241	4,196
1st Source Corp.	462	20,499
ACNB Corp.	222	7,477
Allegiance Bancshares, Inc.*	636	20,613
Amalgamated Bank, Class A	452	7,255
Amerant Bancorp, Inc.*(b)	628	10,400
American National Bankshares, Inc.	350	11,970
Ameris Bancorp	2,132	75,025
Ames National Corp.	289	7,650
Arrow Financial Corp.	405	13,025
Atlantic Capital Bancshares, Inc.*	766	12,486
Atlantic Union Bankshares Corp.	2,647	95,583
Banc of California, Inc.	1,476	21,505
BancFirst Corp.	604	32,477
Bancorp, Inc. (The)*	1,634	14,918
BancorpSouth Bank	3,120	86,081
Bank First Corp.	188	10,233
Bank of Commerce Holdings	567	5,670
Bank of Marin Bancorp	437	17,747
Bank of NT Butterfield & Son Ltd. (The)	1,784	49,167
Bank of Princeton (The)	186	4,966
Bank7 Corp.*	123	2,213
BankFinancial Corp.	454	5,294
Bankwell Financial Group, Inc.	218	5,736
Banner Corp.	1,130	60,918
Bar Harbor Bankshares	500	11,035
Baycom Corp.*	337	7,448
BCB Bancorp, Inc.	454	5,611
Berkshire Hills Bancorp, Inc.	1,511	44,318
Boston Private Financial Holdings, Inc.	2,703	28,706
Bridge Bancorp, Inc.	532	14,316
Brookline Bancorp, Inc.	2,561	35,956
Bryn Mawr Bank Corp.	647	22,063
Business First Bancshares, Inc.	411	9,708
Byline Bancorp, Inc.*	761	13,089
C&F Financial Corp.	106	5,024
Cadence Bancorp	4,099	63,002
Cambridge Bancorp(b)	140	10,352
Camden National Corp.	497	20,606
Capital Bancorp, Inc.*	262	3,170
Capital City Bank Group, Inc.	438	10,678
Capstar Financial Holdings, Inc.	478	7,390
Carolina Financial Corp.	683	23,324
Carter Bank & Trust*(b)	740	13,979
Cathay General Bancorp	2,501	83,008
CBTX, Inc.	604	16,266
CenterState Bank Corp.	4,105	92,855
Central Pacific Financial Corp.	912	25,372
Central Valley Community Bancorp	378	7,401
Century Bancorp, Inc., Class A	92	7,452
Chemung Financial Corp.	116	4,662
Citizens & Northern Corp.	391	9,275
City Holding Co.	526	39,108
Civista Bancshares, Inc.	497	10,154
CNB Financial Corp.	472	12,480
Coastal Financial Corp.*	255	3,766
Codorus Valley Bancorp, Inc.	298	6,663
Colony Bankcorp, Inc.	241	3,846
Columbia Banking System, Inc.	2,397	82,720
Community Bank System, Inc.	1,657	101,060
Community Bankers Trust Corp.	705	5,471

Investments	Shares		Value ($)
Community Financial Corp. (The)	160		5,029
Community Trust Bancorp, Inc.	505		19,644
ConnectOne Bancorp, Inc.	1,077		22,057
Customers Bancorp, Inc.*	923		17,435
CVB Financial Corp.	4,352		89,521
DNB Financial Corp.(b)	115		4,733
Eagle Bancorp, Inc.	1,096		44,651
Enterprise Bancorp, Inc.	292		8,448
Enterprise Financial Services Corp.	804		31,694
Equity Bancshares, Inc., Class A*	493		12,473
Esquire Financial Holdings, Inc.*	209		4,911
Evans Bancorp, Inc.	151		5,151
Farmers & Merchants Bancorp, Inc.	330		8,441
Farmers National Banc Corp.	836		11,286
FB Financial Corp.	554		19,872
Fidelity D&D Bancorp, Inc.	92		5,061
Financial Institutions, Inc.	505		14,675
First Bancorp, Inc.	337		8,560
First Bancorp/NC	956		33,670
First Bancorp/PR	7,003		67,089
First Bancshares, Inc. (The)	540		17,032
First Bank	542		5,724
First Busey Corp.	1,689		41,380
First Business Financial Services, Inc.	272		6,134
First Capital, Inc.(b)	107		6,056
First Choice Bancorp	330		6,910
First Commonwealth Financial Corp.	3,195		39,522
First Community Bankshares, Inc.	497		15,810
First Financial Bancorp	3,177		74,405
First Financial Bankshares, Inc.	4,239		129,798
First Financial Corp.	380		15,428
First Financial Northwest, Inc.	260		3,567
First Foundation, Inc.	1,277		17,827
First Guaranty Bancshares, Inc.	153		2,904
First Internet Bancorp	316		6,390
First Interstate BancSystem, Inc., Class A	1,221		47,619
First Merchants Corp.	1,617		57,759
First Mid Bancshares, Inc.	474		15,211
First Midwest Bancorp, Inc.	3,475		66,720
First Northwest Bancorp	292		4,666
First of Long Island Corp. (The)	781		16,995
Flushing Financial Corp.	881		16,994
FNCB Bancorp, Inc.(b)	557		4,100
Franklin Financial Network, Inc.	429		12,411
Franklin Financial Services Corp.(b)	134		4,232
Fulton Financial Corp.	5,380		85,811
FVCBankcorp, Inc.*	394		6,521
German American Bancorp, Inc.	726		22,165
Glacier Bancorp, Inc.	2,766		109,783
Great Southern Bancorp, Inc.	359		20,226
Great Western Bancorp, Inc.	1,865		55,633
Guaranty Bancshares, Inc.	268		8,078
Hancock Whitney Corp.	2,790		97,957
Hanmi Financial Corp.	989		17,713
HarborOne Bancorp, Inc.*	859		8,556
Hawthorn Bancshares, Inc.	183		4,044
Heartland Financial USA, Inc.	1,071		46,835
Heritage Commerce Corp.	1,362		15,786
Heritage Financial Corp.	1,197		31,337
Hilltop Holdings, Inc.	2,365		56,169
Home BancShares, Inc.	5,063		89,716
HomeTrust Bancshares, Inc.	527		13,291
Hope Bancorp, Inc.	3,935		52,768
Horizon Bancorp, Inc.	1,216		19,772
Howard Bancorp, Inc.*	421		6,227
IBERIABANK Corp.	1,759		121,353
Independent Bank Corp.	1,082		73,154
Independent Bank Corp./MI	735		14,281
Independent Bank Group, Inc.	1,183		57,861
International Bancshares Corp.	1,814		64,560
Investar Holding Corp.	302		7,012
Investors Bancorp, Inc.	7,518		83,450
Lakeland Bancorp, Inc.	1,589		23,644
Lakeland Financial Corp.	804		34,033
LCNB Corp.	411		6,892
LegacyTexas Financial Group, Inc.	1,570		63,428
Level One Bancorp, Inc.	168		3,946
Live Oak Bancshares, Inc.	830		14,890
Macatawa Bank Corp.	849		8,397
Mackinac Financial Corp.	298		4,214
MainStreet Bancshares, Inc.*	232		4,944
Malvern Bancorp, Inc.*	245		5,182
Mercantile Bank Corp.	524		16,123
Metropolitan Bank Holding Corp.*	227		8,217
Mid Penn Bancorp, Inc.(b)	225		5,456
Midland States Bancorp, Inc.	705		18,168
MidSouth Bancorp, Inc.	513		5,310
MidWestOne Financial Group, Inc.	388		11,240
MutualFirst Financial, Inc.	192		5,793
MVB Financial Corp.	307		5,784
National Bank Holdings Corp., Class A	961		31,367
National Bankshares, Inc.	206		6,901
NBT Bancorp, Inc.	1,391		48,643
Nicolet Bankshares, Inc.*	267		16,922
Northeast Bank	241		5,059
Northrim Bancorp, Inc.	221		8,000
Norwood Financial Corp.	188		5,775
Oak Valley Bancorp	222		3,585
OFG Bancorp	1,651		33,879
Ohio Valley Banc Corp.	134		4,316
Old Line Bancshares, Inc.	498		13,157
Old National Bancorp	5,642		94,786
Old Second Bancorp, Inc.	948		11,177
Opus Bank	715		14,843
Origin Bancorp, Inc.	627		20,089
Orrstown Financial Services, Inc.	337		7,192
Pacific Mercantile Bancorp*	634		4,818
Pacific Premier Bancorp, Inc.	2,003		59,008
Park National Corp.	440		39,635
Parke Bancorp, Inc.	294		6,694
PCB Bancorp	405		6,670
Peapack Gladstone Financial Corp.	618		17,384
Penns Woods Bancorp, Inc.	147		6,070
Peoples Bancorp of North Carolina, Inc.	149		4,153
Peoples Bancorp, Inc.	588		18,057
Peoples Financial Services Corp.	225		10,073
People’s Utah Bancorp	512		13,568
Pinnacle Financial Partners, Inc.	—	(d)	1
Preferred Bank	457		22,832
Premier Financial Bancorp, Inc.	424		6,572
QCR Holdings, Inc.	479		16,913
RBB Bancorp	531		9,786

Investments	Shares	Value ($)
Red River Bancshares, Inc.*	26	1,112
Reliant Bancorp, Inc.	336	7,698
Renasant Corp.	1,860	60,989
Republic Bancorp, Inc., Class A	319	13,542
Republic First Bancorp, Inc.*	1,422	5,752
S&T Bancorp, Inc.	1,100	37,642
Sandy Spring Bancorp, Inc.	1,147	38,402
SB One Bancorp	265	5,915
Seacoast Banking Corp. of Florida*	1,648	38,464
Select Bancorp, Inc.*	532	5,799
ServisFirst Bancshares, Inc.	1,551	47,150
Shore Bancshares, Inc.	411	6,313
Sierra Bancorp	460	11,334
Simmons First National Corp., Class A	2,964	71,136
SmartFinancial, Inc.*	413	8,004
South Plains Financial, Inc.	113	1,849
South State Corp.	1,147	84,427
Southern First Bancshares, Inc.*	226	8,626
Southern National Bancorp of Virginia, Inc.	641	9,371
Southside Bancshares, Inc.	1,044	34,379
Spirit of Texas Bancshares, Inc.*	385	7,931
Stock Yards Bancorp, Inc.	659	23,922
Summit Financial Group, Inc.	359	8,842
Tompkins Financial Corp.	480	37,968
Towne Bank	2,175	57,137
TriCo Bancshares	874	30,905
TriState Capital Holdings, Inc.*	797	15,741
Triumph Bancorp, Inc.*	803	24,082
Trustmark Corp.	2,096	68,497
UMB Financial Corp.	1,444	89,990
Union Bankshares, Inc.	127	3,485
United Bankshares, Inc.	3,182	117,352
United Community Banks, Inc.	2,569	67,847
United Security Bancshares	441	4,578
Unity Bancorp, Inc.	258	5,065
Univest Financial Corp.	936	23,690
Valley National Bancorp	10,591	111,311
Veritex Holdings, Inc.	1,715	40,474
Washington Trust Bancorp, Inc.	493	22,875
WesBanco, Inc.	1,727	59,098
West Bancorporation, Inc.	520	10,837
Westamerica Bancorp	849	52,307
		5,919,916
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	272	119,250
Celsius Holdings, Inc.*(b)	819	3,358
Coca-Cola Consolidated, Inc.	153	51,501
Craft Brew Alliance, Inc.*	376	3,779
MGP Ingredients, Inc.	424	20,424
National Beverage Corp.	386	15,788
New Age Beverages Corp.*(b)	2,359	7,171
Primo Water Corp.*	1,146	14,016
		235,287
Biotechnology - 6.0%
Abeona Therapeutics, Inc.*	1,049	1,615
ACADIA Pharmaceuticals, Inc.*	3,437	95,067
Acceleron Pharma, Inc.*	1,469	65,973
Achillion Pharmaceuticals, Inc.*	4,441	19,318
Acorda Therapeutics, Inc.*	1,460	4,716
Adamas Pharmaceuticals, Inc.*(b)	735	4,638
ADMA Biologics, Inc.*(b)	891	3,992
Aduro Biotech, Inc.*	2,132	2,622
Adverum Biotechnologies, Inc.*	1,731	17,881
Aeglea BioTherapeutics, Inc.*	854	6,665
Affimed NV*	1,960	5,449
Agenus, Inc.*	3,406	9,809
AgeX Therapeutics, Inc.*(b)	692	1,882
Aimmune Therapeutics, Inc.*	1,449	29,545
Akcea Therapeutics, Inc.*(b)	407	8,571
Akebia Therapeutics, Inc.*	3,848	15,892
Albireo Pharma, Inc.*	336	8,215
Alder Biopharmaceuticals, Inc.*	2,380	21,301
Aldeyra Therapeutics, Inc.*	734	3,237
Alector, Inc.*	318	5,234
Allakos, Inc.*(b)	568	50,245
Allogene Therapeutics, Inc.*(b)	1,265	34,446
AMAG Pharmaceuticals, Inc.*(b)	1,095	11,957
Amicus Therapeutics, Inc.*	7,553	74,699
AnaptysBio, Inc.*	803	32,642
Anavex Life Sciences Corp.*(b)	1,399	3,693
Anika Therapeutics, Inc.*	450	25,542
Apellis Pharmaceuticals, Inc.*	1,577	45,891
Arcus Biosciences, Inc.*	1,027	8,021
Ardelyx, Inc.*	1,535	5,219
Arena Pharmaceuticals, Inc.*	1,631	86,264
ArQule, Inc.*	3,325	29,792
Arrowhead Pharmaceuticals, Inc.*	3,044	104,013
Assembly Biosciences, Inc.*	737	8,335
Atara Biotherapeutics, Inc.*	1,445	19,507
Athenex, Inc.*	1,933	28,473
Athersys, Inc.*(b)	4,170	5,546
Audentes Therapeutics, Inc.*	1,430	44,473
Avid Bioservices, Inc.*	1,828	12,613
Avrobio, Inc.*	514	10,013
Axcella Health, Inc.*	53	367
Beyondspring, Inc.*	350	6,318
BioCryst Pharmaceuticals, Inc.*(b)	3,592	10,740
Biohaven Pharmaceutical Holding Co. Ltd.*	1,087	42,600
BioSpecifics Technologies Corp.*	202	11,126
Bioxcel Therapeutics, Inc.*(b)	197	1,933
Blueprint Medicines Corp.*	1,595	122,289
Calithera Biosciences, Inc.*	1,123	4,458
Calyxt, Inc.*(b)	303	1,876
CareDx, Inc.*	1,341	30,602
CASI Pharmaceuticals, Inc.*(b)	1,643	5,356
Catalyst Pharmaceuticals, Inc.*	3,144	19,367
Celcuity, Inc.*	190	3,418
Cellular Biomedicine Group, Inc.*	394	4,862
CEL-SCI Corp.*(b)	858	6,152
Checkpoint Therapeutics, Inc.*(b)	748	2,341
ChemoCentryx, Inc.*	1,329	8,851
Chimerix, Inc.*	1,563	3,157
Clovis Oncology, Inc.*(b)	1,593	8,937
Coherus Biosciences, Inc.*(b)	2,018	44,779
Concert Pharmaceuticals, Inc.*	704	7,089
Constellation Pharmaceuticals, Inc.*(b)	505	3,661
Corbus Pharmaceuticals Holdings, Inc.*(b)	1,936	10,028
Cortexyme, Inc.*(b)	96	1,906
Crinetics Pharmaceuticals, Inc.*(b)	358	5,678
Cue Biopharma, Inc.*(b)	585	4,791
Cyclerion Therapeutics, Inc.*	767	7,294
Cytokinetics, Inc.*	1,786	25,093

Investments	Shares	Value ($)
CytomX Therapeutics, Inc.*	1,469	12,898
Deciphera Pharmaceuticals, Inc.*	479	17,378
Denali Therapeutics, Inc.*(b)	1,565	28,170
Dicerna Pharmaceuticals, Inc.*	1,691	23,505
Dynavax Technologies Corp.*(b)	2,110	8,735
Eagle Pharmaceuticals, Inc.*	301	16,973
Editas Medicine, Inc.*(b)	1,620	40,225
Eidos Therapeutics, Inc.*(b)	359	15,010
Eiger BioPharmaceuticals, Inc.*	764	8,328
Emergent BioSolutions, Inc.*	1,489	65,218
Enanta Pharmaceuticals, Inc.*	558	39,367
Enochian Biosciences, Inc.*(b)	131	616
Epizyme, Inc.*	2,532	32,840
Esperion Therapeutics, Inc.*	815	29,862
Evelo Biosciences, Inc.*(b)	447	2,454
Fate Therapeutics, Inc.*	1,707	27,858
FibroGen, Inc.*	2,531	113,034
Five Prime Therapeutics, Inc.*	1,102	5,984
Flexion Therapeutics, Inc.*(b)	1,101	14,500
Forty Seven, Inc.*	537	4,070
G1 Therapeutics, Inc.*	1,103	40,039
Galectin Therapeutics, Inc.*	1,051	3,500
Genomic Health, Inc.*	877	67,231
Geron Corp.*(b)	5,638	7,893
Global Blood Therapeutics, Inc.*	1,778	81,752
GlycoMimetics, Inc.*	1,101	3,666
Gossamer Bio, Inc.*	653	13,687
Gritstone Oncology, Inc.*(b)	815	8,248
Halozyme Therapeutics, Inc.*	4,668	77,115
Harpoon Therapeutics, Inc.*	192	2,780
Heron Therapeutics, Inc.*	2,404	44,522
Homology Medicines, Inc.*	792	14,977
Hookipa Pharma, Inc.*	66	557
ImmunoGen, Inc.*	4,729	12,863
Immunomedics, Inc.*(b)	5,709	73,075
Inovio Pharmaceuticals, Inc.*(b)	2,992	6,463
Insmed, Inc.*	2,529	41,577
Intellia Therapeutics, Inc.*(b)	1,185	16,815
Intercept Pharmaceuticals, Inc.*	805	51,665
Intrexon Corp.*(b)	2,341	13,671
Invitae Corp.*	2,835	68,777
Iovance Biotherapeutics, Inc.*	3,737	78,514
Ironwood Pharmaceuticals, Inc.*	5,013	46,671
Jounce Therapeutics, Inc.*	528	1,991
Kadmon Holdings, Inc.*(b)	4,241	9,076
KalVista Pharmaceuticals, Inc.*	379	5,920
Karyopharm Therapeutics, Inc.*	1,882	16,260
Kezar Life Sciences, Inc.*	509	1,720
Kindred Biosciences, Inc.*	1,206	8,997
Kiniksa Pharmaceuticals Ltd., Class A*	454	4,009
Kodiak Sciences, Inc.*	766	8,426
Krystal Biotech, Inc.*	284	12,780
Kura Oncology, Inc.*	947	14,375
La Jolla Pharmaceutical Co.*	676	6,469
Lexicon Pharmaceuticals, Inc.*(b)	1,353	1,786
Ligand Pharmaceuticals, Inc.*	625	56,819
Lineage Cell Therapeutics, Inc.*(b)	3,521	3,290
LogicBio Therapeutics, Inc.*	272	2,720
MacroGenics, Inc.*	1,553	22,270
Madrigal Pharmaceuticals, Inc.*	255	23,639
Magenta Therapeutics, Inc.*	636	6,570
MannKind Corp.*(b)	6,113	6,724
Marker Therapeutics, Inc.*(b)	881	4,555
Medicines Co. (The)*(b)	2,294	96,256
MediciNova, Inc.*	1,342	11,622
MEI Pharma, Inc.*	2,219	3,794
MeiraGTx Holdings plc*	511	10,348
Mersana Therapeutics, Inc.*	1,166	2,868
Millendo Therapeutics, Inc.*	303	1,836
Minerva Neurosciences, Inc.*	965	6,890
Mirati Therapeutics, Inc.*	815	66,806
Molecular Templates, Inc.*(b)	554	2,787
Momenta Pharmaceuticals, Inc.*	3,211	40,555
Mustang Bio, Inc.*	906	3,570
Myriad Genetics, Inc.*	2,287	53,813
Natera, Inc.*	1,824	60,101
Neon Therapeutics, Inc.*	461	1,240
NextCure, Inc.*(b)	96	3,334
Novavax, Inc.*(b)	764	4,561
Oncocyte Corp.*(b)	698	1,382
Oncternal Therapeutics, Inc.*	1	6
OPKO Health, Inc.*(b)	11,076	20,380
Organogenesis Holdings, Inc.*(b)	341	1,405
Palatin Technologies, Inc.*	6,595	5,943
PDL BioPharma, Inc.*	3,878	9,075
Pfenex, Inc.*	971	7,137
PhaseBio Pharmaceuticals, Inc.*	446	3,853
Pieris Pharmaceuticals, Inc.*	1,510	7,022
PolarityTE, Inc.*(b)	456	1,692
Portola Pharmaceuticals, Inc.*	2,177	63,264
Precision BioSciences, Inc.*	298	2,539
Principia Biopharma, Inc.*	437	17,349
Progenics Pharmaceuticals, Inc.*	2,771	12,192
Protagonist Therapeutics, Inc.*	495	6,450
Prothena Corp. plc*	1,312	11,034
PTC Therapeutics, Inc.*	1,867	83,212
Puma Biotechnology, Inc.*	1,006	10,815
Ra Pharmaceuticals, Inc.*	1,024	27,853
Radius Health, Inc.*	1,470	41,601
Recro Pharma, Inc.*	622	7,315
REGENXBIO, Inc.*	1,091	37,629
Repligen Corp.*	1,550	143,856
Replimune Group, Inc.*	376	3,903
Retrophin, Inc.*	1,349	16,984
Rhythm Pharmaceuticals, Inc.*	751	16,913
Rigel Pharmaceuticals, Inc.*	5,482	9,265
Rocket Pharmaceuticals, Inc.*(b)	970	10,525
Rubius Therapeutics, Inc.*(b)	1,139	10,570
Sangamo Therapeutics, Inc.*	3,747	40,842
Savara, Inc.*	1,027	2,321
Scholar Rock Holding Corp.*	507	5,369
Seres Therapeutics, Inc.*	696	2,805
Solid Biosciences, Inc.*(b)	493	3,983
Sorrento Therapeutics, Inc.*(b)	3,812	8,043
Spark Therapeutics, Inc.*	1,121	109,197
Spectrum Pharmaceuticals, Inc.*	3,635	26,681
Spero Therapeutics, Inc.*	337	3,353
Stemline Therapeutics, Inc.*	1,305	15,543
Sutro Biopharma, Inc.*	355	2,865
Syndax Pharmaceuticals, Inc.*	658	5,534
Synlogic, Inc.*	512	1,428
Synthorx, Inc.*(b)	240	4,298
Syros Pharmaceuticals, Inc.*	1,129	12,385
TCR2 Therapeutics, Inc.*(b)	59	995
TG Therapeutics, Inc.*(b)	2,560	15,898
Tocagen, Inc.*	690	2,243
Translate Bio, Inc.*(b)	956	8,680

Investments	Shares	Value ($)
Turning Point Therapeutics, Inc.*	217	11,833
Twist Bioscience Corp.*	695	20,176
Tyme Technologies, Inc.*(b)	1,923	2,250
Ultragenyx Pharmaceutical, Inc.*	1,780	96,957
UNITY Biotechnology, Inc.*(b)	869	5,301
UroGen Pharma Ltd.*	610	20,709
Vanda Pharmaceuticals, Inc.*	1,698	23,925
VBI Vaccines, Inc.*	2,735	1,662
Veracyte, Inc.*	1,518	40,227
Vericel Corp.*	1,436	23,751
Viking Therapeutics, Inc.*	2,114	14,692
Voyager Therapeutics, Inc.*	785	14,028
X4 Pharmaceuticals, Inc.*	226	2,882
XBiotech, Inc.*	545	4,551
Xencor, Inc.*	1,544	57,560
Y-mAbs Therapeutics, Inc.*	665	17,669
ZIOPHARM Oncology, Inc.*(b)	5,234	26,118
		4,497,853
Building Products - 1.2%
AAON, Inc.	1,338	64,184
Advanced Drainage Systems, Inc.	1,185	37,197
American Woodmark Corp.*	495	40,773
Apogee Enterprises, Inc.	854	31,538
Armstrong Flooring, Inc.*	696	4,712
Builders FirstSource, Inc.*	3,720	72,354
Caesarstone Ltd.	734	11,003
Continental Building Products, Inc.*	1,132	28,458
Cornerstone Building Brands, Inc.*	1,498	7,026
CSW Industrials, Inc.	482	32,877
Gibraltar Industries, Inc.*	1,054	42,445
Griffon Corp.	1,189	20,748
Insteel Industries, Inc.	603	11,276
JELD-WEN Holding, Inc.*	2,201	37,989
Masonite International Corp.*	812	43,353
Patrick Industries, Inc.*	734	26,527
PGT Innovations, Inc.*	1,851	29,616
Quanex Building Products Corp.	1,077	18,546
Simpson Manufacturing Co., Inc.	1,457	93,539
Trex Co., Inc.*	1,918	164,047
Universal Forest Products, Inc.	1,942	75,932
		894,140
Capital Markets - 1.2%
Ares Management Corp.	2,099	61,081
Artisan Partners Asset Management, Inc., Class A	1,633	43,503
Associated Capital Group, Inc., Class A	61	2,120
B. Riley Financial, Inc.	659	13,944
Blucora, Inc.*	1,567	35,383
Brightsphere Investment Group, Inc.	2,287	20,789
Cohen & Steers, Inc.	745	40,178
Cowen, Inc., Class A*	937	14,627
Diamond Hill Investment Group, Inc.	108	14,569
Donnelley Financial Solutions, Inc.*	1,017	10,811
Federated Investors, Inc., Class B	3,145	100,766
Fidus Investment Corp.	1	10
Focus Financial Partners, Inc., Class A*	989	20,294
GAIN Capital Holdings, Inc.	622	2,830
GAMCO Investors, Inc., Class A	171	3,022
Greenhill & Co., Inc.(b)	552	7,750
Hamilton Lane, Inc., Class A	711	44,182
Houlihan Lokey, Inc.	1,095	48,377
INTL. FCStone, Inc.*	518	20,311
Ladenburg Thalmann Financial Services, Inc.	3,873	7,591
Moelis & Co., Class A	1,545	51,804
Och-Ziff Capital Management Group, Inc., Class A	552	12,420
Oppenheimer Holdings, Inc., Class A	318	8,828
Piper Jaffray Cos.	448	32,596
PJT Partners, Inc., Class A	758	31,540
Pzena Investment Management, Inc., Class A	575	4,675
Safeguard Scientifics, Inc.*	637	7,619
Siebert Financial Corp.*(b)	246	2,699
Silvercrest Asset Management Group, Inc., Class A	283	3,699
Stifel Financial Corp.	2,246	119,981
Value Line, Inc.	33	884
Virtus Investment Partners, Inc.	218	23,258
Waddell & Reed Financial, Inc., Class A(b)	2,418	39,099
Westwood Holdings Group, Inc.	265	7,274
WisdomTree Investments, Inc.	4,347	20,909
		879,423
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.(b)	533	6,726
AdvanSix, Inc.*	930	20,776
American Vanguard Corp.	926	13,121
Amyris, Inc.*(b)	1,215	4,593
Balchem Corp.	1,052	93,407
Chase Corp.	239	23,953
Ferro Corp.*	2,662	27,126
Flotek Industries, Inc.*	1,750	3,657
FutureFuel Corp.	838	9,034
GCP Applied Technologies, Inc.*	1,762	30,923
Hawkins, Inc.	319	14,148
HB Fuller Co.	1,662	70,818
Ingevity Corp.*	1,372	104,505
Innophos Holdings, Inc.	640	17,978
Innospec, Inc.	792	65,879
Intrepid Potash, Inc.*	3,106	9,225
Koppers Holdings, Inc.*	612	16,224
Kraton Corp.*	1,024	28,099
Kronos Worldwide, Inc.	740	8,103
Livent Corp.*	4,785	29,428
LSB Industries, Inc.*	728	3,400
Marrone Bio Innovations, Inc.*(b)	1,685	2,308
Minerals Technologies, Inc.	1,145	55,189
OMNOVA Solutions, Inc.*	1,429	14,361
Orion Engineered Carbons SA	1,943	27,027
PolyOne Corp.	2,532	81,049
PQ Group Holdings, Inc.*	1,236	17,662
Quaker Chemical Corp.	429	68,151
Rayonier Advanced Materials, Inc.	1,590	5,581
Sensient Technologies Corp.	1,383	90,338
Stepan Co.	665	63,434
Trecora Resources*	697	6,308
Tredegar Corp.	849	14,679
Trinseo SA	1,337	46,915
Tronox Holdings plc, Class A	3,133	23,278

Investments	Shares	Value ($)
Valhi, Inc.	943	1,839
		1,119,242
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	2,172	80,929
ACCO Brands Corp.	3,279	30,396
Advanced Disposal Services, Inc.*	2,371	76,868
Brady Corp., Class A	1,558	73,553
BrightView Holdings, Inc.*	1,018	18,660
Brink’s Co. (The)	1,629	122,582
Casella Waste Systems, Inc., Class A*	1,457	66,293
CECO Environmental Corp.*	1,005	6,985
Charah Solutions, Inc.*	309	877
Cimpress NV*	714	81,889
CompX International, Inc.	53	803
Covanta Holding Corp.	3,848	66,186
Deluxe Corp.	1,424	65,618
Ennis, Inc.	829	16,671
Healthcare Services Group, Inc.	2,423	54,639
Heritage-Crystal Clean, Inc.*	490	12,005
Herman Miller, Inc.	1,923	81,304
HNI Corp.	1,412	44,040
Interface, Inc.	1,937	21,404
Kimball International, Inc., Class B	1,167	20,481
Knoll, Inc.	1,601	36,919
LSC Communications, Inc.	1,067	1,387
Matthews International Corp., Class A	1,006	29,486
McGrath RentCorp	789	50,520
Mobile Mini, Inc.	1,457	45,546
MSA Safety, Inc.	1,149	121,369
NL Industries, Inc.*	272	1,004
NRC Group Holdings Corp.*	332	3,898
PICO Holdings, Inc.*	595	5,730
Pitney Bowes, Inc.	5,905	21,022
Quad/Graphics, Inc.	1,014	9,116
RR Donnelley & Sons Co.	2,300	5,566
SP Plus Corp.*	742	25,606
Steelcase, Inc., Class A	2,835	44,027
Team, Inc.*	970	15,986
Tetra Tech, Inc.	1,783	144,637
UniFirst Corp.	494	96,779
US Ecology, Inc.	718	43,489
Viad Corp.	656	42,397
VSE Corp.	284	9,043
		1,695,710
Communications Equipment - 1.0%
Acacia Communications, Inc.*	1,222	77,047
ADTRAN, Inc.	1,553	15,949
Applied Optoelectronics, Inc.*	621	5,527
CalAmp Corp.*	1,066	10,234
Calix, Inc.*	1,495	8,985
Casa Systems, Inc.*	1,033	5,950
Clearfield, Inc.*	366	3,913
Comtech Telecommunications Corp.	766	20,491
DASAN Zhone Solutions, Inc.*	201	2,145
Digi International, Inc.*	904	11,553
Extreme Networks, Inc.*	3,811	25,457
Finisar Corp.*	3,840	86,822
Harmonic, Inc.*	2,809	18,511
Infinera Corp.*	5,721	30,493
Inseego Corp.*(b)	1,454	6,456
InterDigital, Inc.	1,037	50,989
KVH Industries, Inc.*	531	4,938
Lumentum Holdings, Inc.*	2,493	139,010
NETGEAR, Inc.*	1,014	35,206
NetScout Systems, Inc.*	2,437	53,980
Plantronics, Inc.	1,092	33,928
Ribbon Communications, Inc.*	1,942	10,040
TESSCO Technologies, Inc.	202	2,986
Viavi Solutions, Inc.*	7,499	104,161
		764,771
Construction & Engineering - 0.9%
Aegion Corp.*	1,007	19,878
Ameresco, Inc., Class A*	714	10,282
Arcosa, Inc.	1,588	51,594
Argan, Inc.	479	19,788
Comfort Systems USA, Inc.	1,184	45,773
Concrete Pumping Holdings, Inc.*	360	1,591
Construction Partners, Inc., Class A*	393	6,481
Dycom Industries, Inc.*	990	44,055
EMCOR Group, Inc.	1,821	159,228
Granite Construction, Inc.	1,530	43,513
Great Lakes Dredge & Dock Corp.*	1,986	21,528
IES Holdings, Inc.*	270	5,095
MasTec, Inc.*	1,957	123,037
MYR Group, Inc.*	526	15,080
Northwest Pipe Co.*	312	7,176
NV5 Global, Inc.*	334	20,618
Primoris Services Corp.	1,444	28,216
Sterling Construction Co., Inc.*	853	9,545
Tutor Perini Corp.*	1,303	13,017
WillScot Corp.*	1,685	23,506
		669,001
Construction Materials - 0.1%
Forterra, Inc.*(b)	607	3,630
Summit Materials, Inc., Class A*	3,669	76,975
United States Lime & Minerals, Inc.	65	5,016
US Concrete, Inc.*	519	21,030
		106,651
Consumer Finance - 0.6%
Curo Group Holdings Corp.*	572	7,791
Elevate Credit, Inc.*	718	3,094
Encore Capital Group, Inc.*(b)	1,007	37,158
Enova International, Inc.*	1,077	25,740
EZCORP, Inc., Class A*	1,657	13,041
FirstCash, Inc.	1,383	136,544
Green Dot Corp., Class A*	1,620	49,540
LendingClub Corp.*	2,144	28,065
Medallion Financial Corp.*	673	3,197
Nelnet, Inc., Class A	587	39,358
PRA Group, Inc.*	1,468	50,117
Regional Management Corp.*	301	7,751
World Acceptance Corp.*	218	28,972
		430,368
Containers & Packaging - 0.1%
Greif, Inc., Class A	842	29,630
Greif, Inc., Class B	197	8,197
Myers Industries, Inc.	1,156	19,456
UFP Technologies, Inc.*	221	9,233
		66,516
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,476	47,808
Funko, Inc., Class A*	551	13,218

Investments	Shares	Value ($)
Greenlane Holdings, Inc., Class A*	203	1,259
Weyco Group, Inc.	202	4,955
		67,240
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	1,841	78,647
American Public Education, Inc.*	533	12,915
Career Education Corp.*	2,248	46,106
Carriage Services, Inc.	550	11,698
Chegg, Inc.*	3,787	150,117
Collectors Universe, Inc.	261	6,765
Houghton Mifflin Harcourt Co.*	3,404	20,254
K12, Inc.*	1,255	33,069
Laureate Education, Inc., Class A*	3,103	56,785
OneSpaWorld Holdings Ltd.*	1,478	23,205
Regis Corp.*	931	15,054
Select Interior Concepts, Inc., Class A*	697	8,650
Sotheby’s*	1,033	59,656
Strategic Education, Inc.	697	117,953
Weight Watchers International, Inc.*	1,525	45,735
		686,609
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,005	18,221
Cannae Holdings, Inc.*	2,203	61,287
FGL Holdings	4,754	37,937
GWG Holdings, Inc.(b)	62	589
Marlin Business Services Corp.	284	6,143
On Deck Capital, Inc.*	2,166	7,040
		131,217
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*	301	11,664
ATN International, Inc.	359	20,398
Bandwidth, Inc., Class A*	525	45,775
Cincinnati Bell, Inc.*	1,619	8,791
Cogent Communications Holdings, Inc.	1,371	83,480
Consolidated Communications Holdings, Inc.	2,299	9,265
Frontier Communications Corp.*(b)	3,419	2,737
IDT Corp., Class B*	544	4,798
Intelsat SA*	2,187	45,227
Iridium Communications, Inc.*	3,227	78,029
Ooma, Inc.*	632	7,900
ORBCOMM, Inc.*	2,424	11,175
Pareteum Corp.*(b)	3,501	7,492
Vonage Holdings Corp.*	7,386	97,643
		434,374
Electric Utilities - 0.9%
ALLETE, Inc.	1,691	144,970
El Paso Electric Co.	1,322	88,177
Genie Energy Ltd., Class B	470	3,365
MGE Energy, Inc.	1,138	86,317
Otter Tail Corp.	1,285	65,047
PNM Resources, Inc.	2,595	132,371
Portland General Electric Co.	2,929	166,631
Spark Energy, Inc., Class A(b)	377	3,566
		690,444
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	229	7,376
American Superconductor Corp.*(b)	684	5,246
Atkore International Group, Inc.*	1,511	43,834
AZZ, Inc.	848	34,997
Bloom Energy Corp., Class A*	1,798	8,055
Encore Wire Corp.	664	35,850
Energous Corp.*(b)	906	3,298
EnerSys	1,409	78,904
Generac Holdings, Inc.*	1,996	155,668
Plug Power, Inc.*(b)	7,483	16,238
Powell Industries, Inc.	290	10,533
Preformed Line Products Co.	98	5,023
Sunrun, Inc.*	3,609	55,326
Thermon Group Holdings, Inc.*	1,059	23,033
TPI Composites, Inc.*	941	16,599
Vicor Corp.*	582	17,745
Vivint Solar, Inc.*(b)	1,421	11,453
		529,178
Electronic Equipment, Instruments & Components - 1.9%
Airgain, Inc.*	300	3,369
Akoustis Technologies, Inc.*(b)	821	6,010
Anixter International, Inc.*	993	59,550
Arlo Technologies, Inc.*	2,410	7,567
AVX Corp.	1,533	20,772
Badger Meter, Inc.	932	48,073
Bel Fuse, Inc., Class B	320	3,520
Belden, Inc.	1,272	58,016
Benchmark Electronics, Inc.	1,257	33,285
Coda Octopus Group, Inc.*(b)	151	1,341
CTS Corp.	1,058	30,185
Daktronics, Inc.	1,195	8,640
ePlus, Inc.*	434	35,466
Fabrinet*	1,189	60,033
FARO Technologies, Inc.*	563	27,722
Fitbit, Inc., Class A*(b)	7,220	22,310
II-VI, Inc.*	2,051	76,933
Insight Enterprises, Inc.*	1,155	55,509
Iteris, Inc.*	918	4,994
Itron, Inc.*	1,116	77,506
KEMET Corp.	1,856	31,088
Kimball Electronics, Inc.*	801	10,581
Knowles Corp.*	2,651	53,762
Methode Electronics, Inc.	1,191	37,802
MTS Systems Corp.	590	33,553
Napco Security Technologies, Inc.*	375	12,930
nLight, Inc.*	1,061	13,708
Novanta, Inc.*	1,096	82,200
OSI Systems, Inc.*	544	57,125
PAR Technology Corp.*(b)	373	8,628
PC Connection, Inc.	368	12,965
Plexus Corp.*	969	55,437
Rogers Corp.*	608	80,511
Sanmina Corp.*	2,208	63,811
ScanSource, Inc.*	841	23,767
Tech Data Corp.*	1,201	111,369
TTM Technologies, Inc.*	3,227	34,400
Vishay Intertechnology, Inc.	4,330	68,544
Vishay Precision Group, Inc.*	339	10,594
Wrap Technologies, Inc.*	247	1,025
		1,444,601
Energy Equipment & Services - 0.9%
Archrock, Inc.	4,203	40,811
C&J Energy Services, Inc.*	2,144	20,497
Cactus, Inc., Class A*	1,533	39,045
Covia Holdings Corp.*(b)	1,353	2,029

Investments	Shares	Value ($)
Diamond Offshore Drilling, Inc.*(b)	2,114	13,720
DMC Global, Inc.	473	20,542
Dril-Quip, Inc.*	1,184	54,286
Era Group, Inc.*	665	6,304
Exterran Corp.*	1,025	10,814
Forum Energy Technologies, Inc.*	2,697	3,803
Frank’s International NV*	3,476	15,121
FTS International, Inc.*	1,082	2,716
Geospace Technologies Corp.*	431	5,275
Helix Energy Solutions Group, Inc.*	4,626	33,492
Independence Contract Drilling, Inc.*	1,561	1,639
Keane Group, Inc.*	1,729	9,164
KLX Energy Services Holdings, Inc.*	677	6,790
Liberty Oilfield Services, Inc., Class A	1,457	15,692
Mammoth Energy Services, Inc.	424	1,543
Matrix Service Co.*	865	17,187
McDermott International, Inc.*	5,920	27,942
Nabors Industries Ltd.	11,498	19,317
National Energy Services Reunited Corp.*	773	5,921
Natural Gas Services Group, Inc.*	411	4,431
NCS Multistage Holdings, Inc.*	373	806
Newpark Resources, Inc.*	2,903	19,189
Nine Energy Service, Inc.*	516	2,828
Noble Corp. plc*	8,090	12,944
Oceaneering International, Inc.*	3,226	41,809
Oil States International, Inc.*	1,954	26,946
Pacific Drilling SA*	972	5,910
Parker Drilling Co.*	303	5,181
ProPetro Holding Corp.*	2,607	27,765
RigNet, Inc.*	467	3,661
RPC, Inc.(b)	1,893	10,052
SEACOR Holdings, Inc.*	572	26,867
SEACOR Marine Holdings, Inc.*	627	8,170
Seadrill Ltd.*	1,910	4,488
Select Energy Services, Inc., Class A*	1,935	15,790
Smart Sand, Inc.*	703	1,666
Solaris Oilfield Infrastructure, Inc., Class A	1,005	13,819
Superior Energy Services, Inc.*	5,062	1,695
TETRA Technologies, Inc.*	3,950	6,557
Tidewater, Inc.*	1,229	19,369
US Silica Holdings, Inc.	2,390	24,306
US Well Services, Inc.*	653	1,959
		659,858
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	1,683	18,698
Eros International plc*	1,164	1,967
Gaia, Inc.*	340	2,268
Glu Mobile, Inc.*	3,776	16,765
IMAX Corp.*	1,707	35,710
Liberty Media Corp.-Liberty Braves, Class A*	322	8,845
Liberty Media Corp.-Liberty Braves, Class C*	1,175	32,266
LiveXLive Media, Inc.*	962	2,136
Marcus Corp. (The)	730	24,499
Reading International, Inc., Class A*	550	6,820
Rosetta Stone, Inc.*	670	12,228
		162,202
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust	2,653	72,560
Agree Realty Corp.	1,225	91,495
Alexander & Baldwin, Inc.	2,236	51,182
Alexander’s, Inc.	67	25,297
American Assets Trust, Inc.	1,516	71,040
American Finance Trust, Inc.(b)	3,486	41,727
Armada Hoffler Properties, Inc.	1,698	29,443
Ashford Hospitality Trust, Inc.	2,936	8,221
Bluerock Residential Growth REIT, Inc.	694	8,585
Braemar Hotels & Resorts, Inc.	978	8,968
BRT Apartments Corp.	318	4,605
CareTrust REIT, Inc.	3,113	74,058
CatchMark Timber Trust, Inc., Class A	1,600	15,856
CBL & Associates Properties, Inc.	5,524	5,027
Cedar Realty Trust, Inc.	2,791	6,615
Chatham Lodging Trust	1,493	24,769
Chesapeake Lodging Trust	1,946	50,110
CIM Commercial Trust Corp.	131	2,620
City Office REIT, Inc.	1,266	17,142
Clipper Realty, Inc.	471	5,153
Community Healthcare Trust, Inc.	588	25,072
CoreCivic, Inc.	3,885	65,851
CorEnergy Infrastructure Trust, Inc.(b)	421	18,977
CorePoint Lodging, Inc.	1,346	12,249
DiamondRock Hospitality Co.	6,570	62,218
Easterly Government Properties, Inc.	2,229	45,806
EastGroup Properties, Inc.	1,185	147,556
Essential Properties Realty Trust, Inc.	2,410	54,731
Farmland Partners, Inc.(b)	945	5,698
First Industrial Realty Trust, Inc.	4,116	160,318
Four Corners Property Trust, Inc.	2,235	63,675
Franklin Street Properties Corp.	3,388	25,647
Front Yard Residential Corp.	1,615	17,910
GEO Group, Inc. (The)	3,880	66,581
Getty Realty Corp.	1,091	34,650
Gladstone Commercial Corp.	974	22,081
Gladstone Land Corp.	533	6,135
Global Medical REIT, Inc.	1,007	11,007
Global Net Lease, Inc.	2,754	52,822
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,007	55,453
Healthcare Realty Trust, Inc.	4,171	138,602
Hersha Hospitality Trust	1,138	15,818
Independence Realty Trust, Inc.	2,935	40,826
Industrial Logistics Properties Trust	2,113	45,197
Innovative Industrial Properties, Inc.(b)	307	27,372
Investors Real Estate Trust	385	26,661
iStar, Inc.	2,020	25,856
Jernigan Capital, Inc.	679	13,112
Kite Realty Group Trust	2,705	38,655
Lexington Realty Trust	7,472	77,634
LTC Properties, Inc.	1,286	62,757
Mack-Cali Realty Corp.	2,960	60,295

Investments	Shares	Value ($)
Monmouth Real Estate Investment Corp.	2,974	39,019
National Health Investors, Inc.	1,367	113,406
National Storage Affiliates Trust	1,856	62,102
New Senior Investment Group, Inc.	2,701	16,881
NexPoint Residential Trust, Inc.	612	28,397
NorthStar Realty Europe Corp.	1,441	24,396
Office Properties Income Trust	1,555	42,156
One Liberty Properties, Inc.	500	13,390
Pebblebrook Hotel Trust	4,245	114,488
Pennsylvania REIT(b)	2,267	11,652
Physicians Realty Trust	6,056	104,890
Piedmont Office Realty Trust, Inc., Class A	4,086	80,658
PotlatchDeltic Corp.	2,159	83,078
Preferred Apartment Communities, Inc., Class A	1,412	19,006
PS Business Parks, Inc.	653	117,285
QTS Realty Trust, Inc., Class A	1,784	87,523
Retail Opportunity Investments Corp.	3,672	64,297
Retail Value, Inc.	487	18,014
Rexford Industrial Realty, Inc.	3,388	149,716
RLJ Lodging Trust	5,619	91,084
RPT Realty	2,545	30,286
Ryman Hospitality Properties, Inc.	1,493	118,932
Sabra Health Care REIT, Inc.	5,836	126,174
Safehold, Inc.	244	7,149
Saul Centers, Inc.	390	19,590
Senior Housing Properties Trust	7,721	65,551
Seritage Growth Properties, Class A(b)	1,066	41,670
Spirit MTA REIT	1,406	11,810
STAG Industrial, Inc.	4,125	119,955
Summit Hotel Properties, Inc.	3,374	37,654
Sunstone Hotel Investors, Inc.	7,441	97,775
Tanger Factory Outlet Centers, Inc.	2,981	42,151
Terreno Realty Corp.	2,027	102,485
UMH Properties, Inc.	1,146	14,738
Uniti Group, Inc.	6,035	44,599
Universal Health Realty Income Trust	417	40,320
Urban Edge Properties	3,753	65,715
Urstadt Biddle Properties, Inc., Class A	966	20,276
Washington Prime Group, Inc.(b)	6,093	19,680
Washington REIT	2,613	69,218
Whitestone REIT	1,239	15,388
Xenia Hotels & Resorts, Inc.	3,701	74,797
		4,609,046
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	1,025	23,493
BJ’s Wholesale Club Holdings, Inc.*	3,701	97,188
Chefs’ Warehouse, Inc. (The)*	785	30,285
HF Foods Group, Inc.*(b)	244	4,729
Ingles Markets, Inc., Class A	460	17,885
Natural Grocers by Vitamin Cottage, Inc.*	297	2,804
Performance Food Group Co.*	3,354	156,934
PriceSmart, Inc.	732	44,235
Rite Aid Corp.*(b)	1,766	11,408
SpartanNash Co.	1,165	12,547
United Natural Foods, Inc.*	1,655	13,306
Village Super Market, Inc., Class A	270	6,742
Weis Markets, Inc.	311	11,889
		433,445
Food Products - 1.0%
Alico, Inc.	131	3,910
B&G Foods, Inc.(b)	2,108	35,688
Bridgford Foods Corp.*	57	1,909
Calavo Growers, Inc.	530	46,985
Cal-Maine Foods, Inc.	1,026	41,594
Darling Ingredients, Inc.*	5,356	99,622
Dean Foods Co.(b)	2,666	2,693
Farmer Brothers Co.*	346	4,200
Fresh Del Monte Produce, Inc.	1,013	26,379
Freshpet, Inc.*	1,013	49,718
Hostess Brands, Inc.*	3,265	45,775
J&J Snack Foods Corp.	493	95,179
John B Sanfilippo & Son, Inc.	279	25,835
Lancaster Colony Corp.	618	90,166
Landec Corp.*	798	8,770
Limoneira Co.	512	9,298
Sanderson Farms, Inc.	647	96,804
Seneca Foods Corp., Class A*	223	6,128
Simply Good Foods Co. (The)*	2,313	68,534
Tootsie Roll Industries, Inc.	534	19,586
		778,773
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	519	49,087
New Jersey Resources Corp.	2,895	132,417
Northwest Natural Holding Co.	937	66,864
ONE Gas, Inc.	1,705	156,195
RGC Resources, Inc.	244	6,925
South Jersey Industries, Inc.	3,020	97,667
Southwest Gas Holdings, Inc.	1,741	158,832
Spire, Inc.	1,619	137,453
		805,440
Health Care Equipment & Supplies - 3.4%
Accuray, Inc.*	2,829	7,582
Alphatec Holdings, Inc.*	973	5,089
AngioDynamics, Inc.*	1,189	21,842
Antares Pharma, Inc.*	5,270	17,075
Apyx Medical Corp.*	1,086	7,721
AtriCure, Inc.*	1,209	33,115
Atrion Corp.	46	35,749
Avanos Medical, Inc.*	1,544	51,230
Avedro, Inc.*	164	3,841
Axogen, Inc.*	1,108	17,562
Axonics Modulation Technologies, Inc.*	502	16,702
BioLife Solutions, Inc.*(b)	220	4,552
BioSig Technologies, Inc.*(b)	512	3,620
Cardiovascular Systems, Inc.*	1,111	53,806
Cerus Corp.*	4,439	23,837
Conformis, Inc.*(b)	2,081	4,453
CONMED Corp.	888	89,484
Corindus Vascular Robotics, Inc.*(b)	2,993	12,720
CryoLife, Inc.*	1,186	31,785
CryoPort, Inc.*(b)	883	19,214
Cutera, Inc.*	451	13,020
CytoSorbents Corp.*(b)	998	4,451
ElectroCore, Inc.*	421	804
GenMark Diagnostics, Inc.*	1,778	10,650
Glaukos Corp.*	1,165	74,921

Investments	Shares	Value ($)
Globus Medical, Inc., Class A*	2,480	126,654
Haemonetics Corp.*	1,672	223,262
Heska Corp.*	223	15,652
Inogen, Inc.*	594	27,544
Integer Holdings Corp.*	1,058	76,599
IntriCon Corp.*	265	4,611
Invacare Corp.	1,092	5,285
iRadimed Corp.*	146	2,800
iRhythm Technologies, Inc.*	805	61,277
Lantheus Holdings, Inc.*	1,243	27,048
LeMaitre Vascular, Inc.	528	16,717
LivaNova plc*	1,577	122,423
Meridian Bioscience, Inc.	1,373	12,673
Merit Medical Systems, Inc.*	1,746	60,726
Mesa Laboratories, Inc.	113	24,999
Misonix, Inc.*	242	4,738
Natus Medical, Inc.*	1,099	30,420
Neogen Corp.*	1,671	117,839
Neuronetics, Inc.*	429	4,577
Nevro Corp.*	966	80,883
Novocure Ltd.*	2,764	251,137
NuVasive, Inc.*	1,691	107,412
OraSure Technologies, Inc.*	2,004	13,226
Orthofix Medical, Inc.*	586	29,792
OrthoPediatrics Corp.*	285	9,174
Pulse Biosciences, Inc.*(b)	368	4,412
Quidel Corp.*	1,153	72,697
Rockwell Medical, Inc.*(b)	1,816	4,649
RTI Surgical Holdings, Inc.*	1,852	5,889
SeaSpine Holdings Corp.*	515	5,660
Senseonics Holdings, Inc.*(b)	3,478	3,548
Shockwave Medical, Inc.*(b)	216	9,040
SI-BONE, Inc.*	525	10,206
Sientra, Inc.*	744	5,082
Silk Road Medical, Inc.*(b)	225	9,695
Soliton, Inc.*(b)	71	849
STAAR Surgical Co.*	1,449	43,629
Surmodics, Inc.*	426	20,048
Tactile Systems Technology, Inc.*	590	29,760
Tandem Diabetes Care, Inc.*	1,811	131,171
TransEnterix, Inc.*(b)	5,998	5,492
TransMedics Group, Inc.*(b)	217	5,197
Utah Medical Products, Inc.	115	11,307
Vapotherm, Inc.*	151	1,752
Varex Imaging Corp.*	1,227	32,331
ViewRay, Inc.*(b)	2,267	8,932
Wright Medical Group NV*	4,118	85,860
Zynex, Inc.	509	4,550
		2,534,049
Health Care Providers & Services - 1.7%
Addus HomeCare Corp.*	342	30,089
Amedisys, Inc.*	1,023	131,670
American Renal Associates Holdings, Inc.*(b)	599	3,714
AMN Healthcare Services, Inc.*	1,501	87,658
Apollo Medical Holdings, Inc.*(b)	206	4,033
Avalon GloboCare Corp.*	704	1,380
BioTelemetry, Inc.*	1,081	42,862
Brookdale Senior Living, Inc.*	6,019	49,235
Catasys, Inc.*	229	3,215
Community Health Systems, Inc.*	2,807	6,989
CorVel Corp.*	294	24,764
Cross Country Healthcare, Inc.*	1,165	11,941
Diplomat Pharmacy, Inc.*	1,877	10,905
Ensign Group, Inc. (The)	1,652	82,435
Enzo Biochem, Inc.*	1,436	4,667
Genesis Healthcare, Inc.*	2,653	2,865
Hanger, Inc.*	1,182	22,316
HealthEquity, Inc.*	2,221	131,839
Joint Corp. (The)*	425	7,132
LHC Group, Inc.*	982	116,367
Magellan Health, Inc.*	705	44,422
National HealthCare Corp.	396	31,997
National Research Corp.	394	25,228
Option Care Health, Inc.*	4,014	14,049
Owens & Minor, Inc.	2,008	10,201
Patterson Cos., Inc.	2,722	45,512
PetIQ, Inc.*(b)	616	19,503
Providence Service Corp. (The)*	378	21,247
R1 RCM, Inc.*	3,335	38,886
RadNet, Inc.*	1,372	19,085
Select Medical Holdings Corp.*	3,589	58,214
Surgery Partners, Inc.*	783	5,043
Tenet Healthcare Corp.*	3,351	72,549
Tivity Health, Inc.*	1,548	28,266
Triple-S Management Corp., Class B*	745	15,287
US Physical Therapy, Inc.	411	54,877
		1,280,442
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc.*	5,410	49,123
Castlight Health, Inc., Class B*	3,281	4,626
Computer Programs & Systems, Inc.	413	8,735
Evolent Health, Inc., Class A*	2,360	16,213
HealthStream, Inc.*	849	21,454
HMS Holdings Corp.*	2,832	103,453
Inovalon Holdings, Inc., Class A*	2,294	38,815
Inspire Medical Systems, Inc.*	434	30,167
NextGen Healthcare, Inc.*	1,764	25,066
Omnicell, Inc.*	1,338	96,068
OptimizeRx Corp.*	391	6,416
Simulations Plus, Inc.	388	14,011
Tabula Rasa HealthCare, Inc.*	637	36,182
Teladoc Health, Inc.*(b)	2,329	134,803
Vocera Communications, Inc.*	1,005	23,065
		608,197
Hotels, Restaurants & Leisure - 2.3%
BBX Capital Corp.	2,134	8,856
Biglari Holdings, Inc., Class B*	27	2,368
BJ’s Restaurants, Inc.	675	24,597
Bloomin’ Brands, Inc.	2,996	54,048
Bluegreen Vacations Corp.	234	2,214
Boyd Gaming Corp.	2,632	63,273
Brinker International, Inc.	1,219	46,322
Carrols Restaurant Group, Inc.*	1,138	8,307
Century Casinos, Inc.*	888	6,820
Cheesecake Factory, Inc. (The)	1,372	52,122
Churchill Downs, Inc.	1,147	141,379
Chuy’s Holdings, Inc.*	552	14,004
Cracker Barrel Old Country Store, Inc.	626	103,540
Dave & Buster’s Entertainment, Inc.	1,185	51,014
Del Frisco’s Restaurant Group, Inc.*	1,084	8,639
Del Taco Restaurants, Inc.*	939	10,498
Denny’s Corp.*	1,918	45,246

Investments	Shares	Value ($)
Dine Brands Global, Inc.	544	38,379
Drive Shack, Inc.*	1,968	9,269
El Pollo Loco Holdings, Inc.*	704	7,188
Eldorado Resorts, Inc.*	2,148	82,720
Empire Resorts, Inc.*	126	1,220
Everi Holdings, Inc.*	2,207	19,731
Fiesta Restaurant Group, Inc.*	765	6,610
Golden Entertainment, Inc.*	557	7,898
Habit Restaurants, Inc. (The), Class A*	672	5,887
Inspired Entertainment, Inc.*	289	2,020
International Speedway Corp., Class A	764	34,395
J Alexander’s Holdings, Inc.*	419	4,944
Jack in the Box, Inc.	838	71,498
Lindblad Expeditions Holdings, Inc.*	750	13,995
Marriott Vacations Worldwide Corp.	1,438	141,773
Monarch Casino & Resort, Inc.*	372	16,509
Nathan’s Famous, Inc.	96	6,394
Noodles & Co.*	935	5,395
Papa John’s International, Inc.(b)	723	35,976
Penn National Gaming, Inc.*	3,622	69,434
PlayAGS, Inc.*	867	8,445
Potbelly Corp.*	687	3,181
RCI Hospitality Holdings, Inc.	296	5,269
Red Lion Hotels Corp.*	773	4,051
Red Robin Gourmet Burgers, Inc.*	424	14,200
Red Rock Resorts, Inc., Class A	2,277	47,475
Ruth’s Hospitality Group, Inc.	932	18,127
Scientific Games Corp.*	1,818	33,597
SeaWorld Entertainment, Inc.*	1,648	47,808
Shake Shack, Inc., Class A*	918	91,029
Speedway Motorsports, Inc.	369	7,288
Target Hospitality Corp.*	1,074	6,551
Texas Roadhouse, Inc.	2,225	114,499
Twin River Worldwide Holdings, Inc.	683	15,470
Wingstop, Inc.	956	95,763
		1,737,235
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	322	3,922
Beazer Homes USA, Inc.*	971	12,167
Cavco Industries, Inc.*	278	51,005
Century Communities, Inc.*	855	24,094
Ethan Allen Interiors, Inc.	782	13,450
Flexsteel Industries, Inc.	245	3,709
GoPro, Inc., Class A*(b)	3,988	15,434
Green Brick Partners, Inc.*	792	7,278
Hamilton Beach Brands Holding Co., Class A	220	3,117
Helen of Troy Ltd.*	822	126,185
Hooker Furniture Corp.	377	6,733
Installed Building Products, Inc.*	740	42,113
iRobot Corp.*	898	55,505
KB Home	2,765	77,669
La-Z-Boy, Inc.	1,461	46,562
Legacy Housing Corp.*	152	2,245
LGI Homes, Inc.*	655	53,389
Lifetime Brands, Inc.	379	2,926
Lovesac Co. (The)*	187	3,216
M/I Homes, Inc.*	867	31,333
MDC Holdings, Inc.	1,619	62,607
Meritage Homes Corp.*	1,182	77,232
Purple Innovation, Inc.*(b)	118	974
Skyline Champion Corp.*	1,640	45,920
Sonos, Inc.*	2,273	33,004
Taylor Morrison Home Corp., Class A*	3,503	83,582
TopBuild Corp.*	1,109	102,716
TRI Pointe Group, Inc.*	4,611	64,554
Tupperware Brands Corp.	1,591	20,699
Universal Electronics, Inc.*	440	19,866
William Lyon Homes, Class A*	1,037	18,324
ZAGG, Inc.*	914	5,859
		1,117,389
Household Products - 0.2%
Central Garden & Pet Co.*	339	8,956
Central Garden & Pet Co., Class A*	1,385	33,323
Oil-Dri Corp. of America	169	5,199
WD-40 Co.	448	81,670
		129,148
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	3,483	7,976
Clearway Energy, Inc., Class A	1,137	19,056
Clearway Energy, Inc., Class C	2,406	42,586
Ormat Technologies, Inc.	1,293	96,031
Pattern Energy Group, Inc., Class A	2,880	78,192
TerraForm Power, Inc., Class A	2,385	40,450
		284,291
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,167	34,041

Insurance - 2.0%
Ambac Financial Group, Inc.*	1,477	26,645
American Equity Investment Life Holding Co.	2,940	63,357
AMERISAFE, Inc.	625	42,937
Argo Group International Holdings Ltd.	1,063	69,860
Citizens, Inc.*	1,614	10,136
CNO Financial Group, Inc.	5,219	75,571
Crawford & Co., Class A	539	5,201
Donegal Group, Inc., Class A	336	4,848
eHealth, Inc.*	729	60,733
EMC Insurance Group, Inc.	307	11,034
Employers Holdings, Inc.	1,028	44,338
Enstar Group Ltd.*	376	67,161
FBL Financial Group, Inc., Class A	319	17,299
FedNat Holding Co.	374	4,574
Genworth Financial, Inc., Class A*	16,509	73,135
Global Indemnity Ltd.	273	7,030
Goosehead Insurance, Inc., Class A(b)	365	16,878
Greenlight Capital Re Ltd., Class A*	951	8,740
Hallmark Financial Services, Inc.*	425	7,471
HCI Group, Inc.	212	8,262
Health Insurance Innovations, Inc., Class A*	318	5,832
Heritage Insurance Holdings, Inc.	868	11,379
Horace Mann Educators Corp.	1,346	59,049
Independence Holding Co.	164	6,071
Investors Title Co.	44	6,477
James River Group Holdings Ltd.	968	47,703
Kinsale Capital Group, Inc.	644	63,260

Investments	Shares	Value ($)
MBIA, Inc.*	2,765	24,885
National General Holdings Corp.	2,213	52,183
National Western Life Group, Inc., Class A	75	19,336
NI Holdings, Inc.*	311	5,225
Palomar Holdings, Inc.*	184	6,262
ProAssurance Corp.	1,740	67,982
Protective Insurance Corp., Class B	303	4,909
RLI Corp.	1,304	119,407
Safety Insurance Group, Inc.	479	46,195
Selective Insurance Group, Inc.	1,906	151,775
State Auto Financial Corp.	561	17,935
Stewart Information Services Corp.	765	27,402
Third Point Reinsurance Ltd.*	2,411	22,712
Tiptree, Inc.	811	5,628
Trupanion, Inc.*(b)	929	22,380
United Fire Group, Inc.	694	31,341
United Insurance Holdings Corp.	673	7,888
Universal Insurance Holdings, Inc.	1,012	25,300
Watford Holdings Ltd.*	661	15,335
		1,499,061
Interactive Media & Services - 0.4%
Care.com, Inc.*	704	6,962
Cargurus, Inc.*	2,422	79,006
Cars.com, Inc.*	2,189	19,504
DHI Group, Inc.*	1,668	6,055
Eventbrite, Inc., Class A*(b)	1,190	20,801
EverQuote, Inc., Class A*	278	6,224
Liberty TripAdvisor Holdings, Inc., Class A*	2,367	20,688
Meet Group, Inc. (The)*	2,368	8,170
QuinStreet, Inc.*	1,476	16,900
Travelzoo*	171	2,030
TrueCar, Inc.*	3,375	13,365
Yelp, Inc.*	2,461	82,468
		282,173
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	808	11,894
Duluth Holdings, Inc., Class B*(b)	352	3,235
Groupon, Inc.*	14,735	36,543
Lands’ End, Inc.*	347	2,689
Leaf Group Ltd.*	564	2,357
Liquidity Services, Inc.*	895	6,775
Overstock.com, Inc.*(b)	881	13,858
PetMed Express, Inc.(b)	657	10,380
Quotient Technology, Inc.*	2,582	18,952
Rubicon Project, Inc. (The)*	1,564	16,000
Shutterfly, Inc.*	1,116	56,782
Shutterstock, Inc.*	625	21,944
Stamps.com, Inc.*	549	35,334
Stitch Fix, Inc., Class A*(b)	1,365	26,017
Waitr Holdings, Inc.*(b)	1,706	2,951
		265,711
IT Services - 1.9%
Brightcove, Inc.*	1,238	15,265
Carbonite, Inc.*	1,077	12,978
Cardtronics plc, Class A*	1,247	36,936
Cass Information Systems, Inc.	460	23,276
Conduent, Inc.*	5,643	36,736
CSG Systems International, Inc.	1,074	57,867
Endurance International Group Holdings, Inc.*	2,336	11,774
EVERTEC, Inc.	1,980	69,023
Evo Payments, Inc., Class A*	1,021	30,303
Exela Technologies, Inc.*	1,456	1,674
ExlService Holdings, Inc.*	1,096	74,199
GTT Communications, Inc.*(b)	1,085	10,318
Hackett Group, Inc. (The)	798	12,872
I3 Verticals, Inc., Class A*	300	6,786
Information Services Group, Inc.*	1,124	2,990
International Money Express, Inc.*	424	5,529
KBR, Inc.	4,620	117,902
Limelight Networks, Inc.*	3,647	8,862
LiveRamp Holdings, Inc.*	2,228	94,378
ManTech International Corp., Class A	875	61,495
MAXIMUS, Inc.	2,074	159,574
NIC, Inc.	2,142	44,597
Paysign, Inc.*(b)	971	12,905
Perficient, Inc.*	1,052	38,756
Perspecta, Inc.	4,612	119,681
Presidio, Inc.	1,504	24,094
PRGX Global, Inc.*	678	3,654
Priority Technology Holdings, Inc.*(b)	215	1,221
Science Applications International Corp.	1,936	170,387
StarTek, Inc.*	532	3,314
Sykes Enterprises, Inc.*	1,276	37,004
TTEC Holdings, Inc.	467	21,907
Tucows, Inc., Class A*(b)	307	15,491
Unisys Corp.*	1,662	10,870
USA Technologies, Inc.*	1,920	15,802
Verra Mobility Corp.*	3,210	44,683
Virtusa Corp.*	936	33,827
		1,448,930
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,147	29,787
American Outdoor Brands Corp.*	1,762	10,590
Callaway Golf Co.	3,047	54,115
Clarus Corp.	764	8,412
Escalade, Inc.	350	3,615
Johnson Outdoors, Inc., Class A	161	9,016
Malibu Boats, Inc., Class A*	677	18,834
Marine Products Corp.	243	3,677
MasterCraft Boat Holdings, Inc.*	602	9,120
Sturm Ruger & Co., Inc.	547	22,432
Vista Outdoor, Inc.*	1,886	10,543
YETI Holdings, Inc.*(b)	1,007	28,448
		208,589
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc.*(b)	890	16,723
Cambrex Corp.*	1,098	65,803
ChromaDex Corp.*	1,245	4,868
Codexis, Inc.*	1,724	24,188
Fluidigm Corp.*	2,252	12,566
Luminex Corp.	1,372	28,126
Medpace Holdings, Inc.*	899	72,738
NanoString Technologies, Inc.*	1,074	27,366
NeoGenomics, Inc.*	2,853	71,268
Pacific Biosciences of California, Inc.*	4,640	25,752
Quanterix Corp.*	310	8,162
Syneos Health, Inc.*	2,031	106,688
		464,248

Investments	Shares	Value ($)
Machinery - 3.0%
Actuant Corp., Class A	1,817	40,356
Alamo Group, Inc.	318	36,309
Albany International Corp., Class A	943	77,533
Altra Industrial Motion Corp.	2,096	54,475
Astec Industries, Inc.	727	20,065
Barnes Group, Inc.	1,562	70,056
Blue Bird Corp.*	494	9,011
Briggs & Stratton Corp.	1,333	5,759
Chart Industries, Inc.*	1,156	72,643
CIRCOR International, Inc.*	638	21,928
Columbus McKinnon Corp.	745	24,116
Commercial Vehicle Group, Inc.*	990	6,286
Douglas Dynamics, Inc.	732	30,568
Eastern Co. (The)	177	3,905
Energy Recovery, Inc.*	1,212	11,720
EnPro Industries, Inc.	672	41,852
ESCO Technologies, Inc.	835	63,569
Evoqua Water Technologies Corp.*	2,441	37,738
Federal Signal Corp.	1,949	57,905
Franklin Electric Co., Inc.	1,511	69,279
Gencor Industries, Inc.*	299	3,421
Gorman-Rupp Co. (The)	573	17,115
Graham Corp.	313	5,762
Greenbrier Cos., Inc. (The)	1,046	24,361
Harsco Corp.*	2,598	46,504
Helios Technologies, Inc.	954	40,822
Hillenbrand, Inc.	2,020	55,429
Hurco Cos., Inc.	208	6,637
Hyster-Yale Materials Handling, Inc.	331	18,056
John Bean Technologies Corp.	1,018	104,162
Kadant, Inc.	358	29,460
Kennametal, Inc.	2,679	80,075
LB Foster Co., Class A*	326	6,491
Lindsay Corp.	356	31,421
Luxfer Holdings plc	887	13,935
Lydall, Inc.*	555	11,161
Manitowoc Co., Inc. (The)*	1,160	14,500
Meritor, Inc.*	2,615	43,984
Milacron Holdings Corp.*	2,237	35,456
Miller Industries, Inc.	358	11,202
Mueller Industries, Inc.	1,810	47,712
Mueller Water Products, Inc., Class A	5,118	53,534
Navistar International Corp.*	1,619	37,237
NN, Inc.	1,367	8,776
Omega Flex, Inc.	96	8,083
Park-Ohio Holdings Corp.	287	7,803
Proto Labs, Inc.*	878	83,182
RBC Bearings, Inc.*	790	126,029
REV Group, Inc.	885	11,408
Rexnord Corp.*	3,434	89,902
Spartan Motors, Inc.	1,118	14,098
SPX Corp.*	1,424	54,041
SPX FLOW, Inc.*	1,367	46,082
Standex International Corp.	411	28,256
Tennant Co.	588	40,213
Terex Corp.	2,068	51,348
Titan International, Inc.	1,637	4,256
TriMas Corp.*	1,481	43,512
Twin Disc, Inc.*	336	3,397
Wabash National Corp.	1,784	24,334
Watts Water Technologies, Inc., Class A	899	82,375
Welbilt, Inc.*	4,236	66,675
		2,287,280
Marine - 0.1%
Costamare, Inc.	1,601	9,270
Eagle Bulk Shipping, Inc.*	1,441	6,629
Genco Shipping & Trading Ltd.*	495	4,732
Matson, Inc.	1,385	49,209
Safe Bulkers, Inc.*	1,679	3,459
Scorpio Bulkers, Inc.	1,746	11,052
		84,351
Media - 0.8%
Boston Omaha Corp., Class A*(b)	327	6,697
Cardlytics, Inc.*	442	16,606
cbdMD, Inc.*(b)	305	1,251
Central European Media Enterprises Ltd., Class A*	2,890	13,410
Clear Channel Outdoor Holdings, Inc.*	1,249	3,247
comScore, Inc.*	1,595	2,967
Cumulus Media, Inc., Class A*	462	6,283
Daily Journal Corp.*(b)	38	7,618
Emerald Expositions Events, Inc.	804	7,686
Entercom Communications Corp., Class A	4,032	14,354
Entravision Communications Corp., Class A	1,979	6,056
EW Scripps Co. (The), Class A	1,784	22,050
Fluent, Inc.*	1,391	4,145
Gannett Co., Inc.	3,452	36,315
Gray Television, Inc.*	2,970	45,441
Hemisphere Media Group, Inc.*	550	6,528
Lee Enterprises, Inc.*	1,742	3,101
Liberty Latin America Ltd., Class A*	1,511	24,811
Liberty Latin America Ltd., Class C*	3,715	61,260
Loral Space & Communications, Inc.*	419	15,499
Marchex, Inc., Class B*	1,128	3,835
MDC Partners, Inc., Class A*	1,842	4,329
Meredith Corp.	1,299	56,870
MSG Networks, Inc., Class A*	1,910	31,324
National CineMedia, Inc.	2,039	16,720
New Media Investment Group, Inc.(b)	1,956	17,174
Saga Communications, Inc., Class A	126	3,596
Scholastic Corp.	929	32,580
TechTarget, Inc.*	742	17,615
TEGNA, Inc.	7,094	101,515
Tribune Publishing Co.	566	4,330
WideOpenWest, Inc.*	804	4,518
		599,731
Metals & Mining - 1.0%
AK Steel Holding Corp.*	10,269	22,181
Allegheny Technologies, Inc.*	4,102	81,302
Carpenter Technology Corp.	1,533	74,565
Century Aluminum Co.*	1,634	9,003
Cleveland-Cliffs, Inc.(b)	9,180	72,889
Coeur Mining, Inc.*	6,624	36,233
Commercial Metals Co.	3,845	60,251

Investments	Shares	Value ($)
Compass Minerals International, Inc.	1,108	55,101
Gold Resource Corp.	1,882	6,418
Haynes International, Inc.	407	12,157
Hecla Mining Co.	15,710	27,964
Kaiser Aluminum Corp.	520	45,984
Materion Corp.	661	38,893
Mayville Engineering Co., Inc.*	206	2,723
Novagold Resources, Inc.*	7,549	56,165
Olympic Steel, Inc.	300	3,225
Ramaco Resources, Inc.*	265	1,129
Ryerson Holding Corp.*	528	3,627
Schnitzer Steel Industries, Inc., Class A	838	18,553
SunCoke Energy, Inc.*	2,859	17,840
Synalloy Corp.	273	4,379
TimkenSteel Corp.*	1,309	6,833
Warrior Met Coal, Inc.	1,689	35,300
Worthington Industries, Inc.	1,285	44,590
		737,305
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AG Mortgage Investment Trust, Inc.	1,059	15,874
Anworth Mortgage Asset Corp.	3,183	9,867
Apollo Commercial Real Estate Finance, Inc.	4,961	92,027
Ares Commercial Real Estate Corp.	879	13,176
Arlington Asset Investment Corp., Class A	1,177	5,814
ARMOUR Residential REIT, Inc.	1,943	31,904
Blackstone Mortgage Trust, Inc., Class A	4,116	143,237
Capstead Mortgage Corp.	2,760	20,065
Cherry Hill Mortgage Investment Corp.	514	6,183
Colony Credit Real Estate, Inc.	2,637	33,042
Dynex Capital, Inc.	782	11,042
Ellington Financial, Inc.	878	15,339
Exantas Capital Corp.	993	11,132
Granite Point Mortgage Trust, Inc.	1,732	31,678
Great Ajax Corp.	525	7,654
Invesco Mortgage Capital, Inc.	4,220	63,427
KKR Real Estate Finance Trust, Inc.	820	15,506
Ladder Capital Corp.	3,354	56,280
New York Mortgage Trust, Inc.	6,798	41,808
Orchid Island Capital, Inc.(b)	1,682	9,133
PennyMac Mortgage Investment Trust	2,455	53,421
Ready Capital Corp.	1,017	14,930
Redwood Trust, Inc.	3,138	52,091
TPG RE Finance Trust, Inc.	1,618	31,405
Western Asset Mortgage Capital Corp.	1,534	14,420
		800,455
Multiline Retail - 0.1%
Big Lots, Inc.	1,300	29,575
Dillard’s, Inc., Class A(b)	348	20,365
JC Penney Co., Inc.*	10,370	7,716
		57,656
Multi-Utilities - 0.5%
Avista Corp.	2,143	100,507
Black Hills Corp.	1,968	150,965
NorthWestern Corp.	1,653	119,743
Unitil Corp.	478	28,857
		400,072
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp.*	5,217	2,723
Altus Midstream Co.*(b)	1,640	3,788
Amplify Energy Corp.*	425	2,533
Arch Coal, Inc., Class A	552	42,261
Ardmore Shipping Corp.*	1,091	6,808
Berry Petroleum Corp.	2,067	16,515
Bonanza Creek Energy, Inc.*	619	13,965
Brigham Minerals, Inc., Class A	526	10,515
California Resources Corp.*(b)	1,577	15,439
Callon Petroleum Co.*(b)	7,462	30,669
Carrizo Oil & Gas, Inc.*(b)	2,898	24,024
Chaparral Energy, Inc., Class A*(b)	1,010	1,343
Clean Energy Fuels Corp.*	4,380	8,716
CNX Resources Corp.*	6,339	50,522
Comstock Resources, Inc.*(b)	494	2,826
CONSOL Energy, Inc.*	896	15,017
Contura Energy, Inc.*	621	17,885
CVR Energy, Inc.	967	38,467
Delek US Holdings, Inc.	2,500	81,872
Denbury Resources, Inc.*	14,993	16,192
DHT Holdings, Inc.	2,888	16,231
Diamond S Shipping, Inc.*	714	7,783
Dorian LPG Ltd.*	905	9,403
Earthstone Energy, Inc., Class A*	635	2,184
Energy Fuels, Inc.*	2,887	5,283
Evolution Petroleum Corp.	885	5,239
Extraction Oil & Gas, Inc.*(b)	3,264	13,154
Falcon Minerals Corp.	1,257	7,366
GasLog Ltd.	1,320	16,236
Golar LNG Ltd.	3,089	36,172
Goodrich Petroleum Corp.*	293	3,103
Green Plains, Inc.	1,285	10,550
Gulfport Energy Corp.*	5,219	12,526
Hallador Energy Co.	662	2,628
HighPoint Resources Corp.*	3,660	4,282
International Seaways, Inc.*	822	14,155
Isramco, Inc.*	27	3,249
Jagged Peak Energy, Inc.*	2,135	14,732
Laredo Petroleum, Inc.*	5,883	14,590
Magnolia Oil & Gas Corp., Class A*	3,297	33,662
Matador Resources Co.*	3,626	56,747
Montage Resources Corp.*	695	2,071
NACCO Industries, Inc., Class A	119	5,924
NextDecade Corp.*(b)	372	2,087
Nordic American Tankers Ltd.	4,540	8,081
Northern Oil and Gas, Inc.*	9,103	16,750
Oasis Petroleum, Inc.*	10,414	32,492
Overseas Shipholding Group, Inc., Class A*	2,106	3,433
Panhandle Oil and Gas, Inc., Class A	507	5,795
Par Pacific Holdings, Inc.*	1,122	24,392
PDC Energy, Inc.*	2,169	69,083
Peabody Energy Corp.	2,305	42,481
Penn Virginia Corp.*	443	12,626
PrimeEnergy Resources Corp.*	17	1,913
QEP Resources, Inc.	7,804	27,782
Renewable Energy Group, Inc.*	1,201	14,616
REX American Resources Corp.*	186	12,774

Investments	Shares	Value ($)
Ring Energy, Inc.*	1,959	2,860
Roan Resources, Inc.*	1,165	1,316
Rosehill Resources, Inc.*(b)	337	522
SandRidge Energy, Inc.*	1,005	4,703
Scorpio Tankers, Inc.	1,414	37,174
SemGroup Corp., Class A	2,593	22,922
Ship Finance International Ltd.	2,649	37,271
SilverBow Resources, Inc.*	229	1,988
SM Energy Co.	3,654	34,640
Southwestern Energy Co.*	17,729	28,012
SRC Energy, Inc.*	7,892	39,618
Talos Energy, Inc.*	657	12,509
Teekay Corp.	2,238	8,213
Teekay Tankers Ltd., Class A*	6,210	6,893
Tellurian, Inc.*(b)	3,081	20,119
Unit Corp.*	1,731	5,245
Uranium Energy Corp.*(b)	5,812	5,445
W&T Offshore, Inc.*	3,070	13,447
Whiting Petroleum Corp.*	2,966	19,665
World Fuel Services Corp.	2,163	83,059
		1,359,276
Paper & Forest Products - 0.3%
Boise Cascade Co.	1,268	39,815
Clearwater Paper Corp.*	520	8,330
Louisiana-Pacific Corp.	4,050	97,362
Neenah, Inc.	549	35,015
PH Glatfelter Co.	1,417	20,377
Schweitzer-Mauduit International, Inc.	1,006	33,741
Verso Corp., Class A*	1,137	11,609
		246,249
Personal Products - 0.2%
Edgewell Personal Care Co.*	1,766	49,166
elf Beauty, Inc.*	857	13,986
Inter Parfums, Inc.	573	36,838
Lifevantage Corp.*	456	5,545
Medifast, Inc.	374	37,385
Nature’s Sunshine Products, Inc.*	284	2,672
Revlon, Inc., Class A*(b)	226	3,736
USANA Health Sciences, Inc.*	442	30,043
Youngevity International, Inc.*(b)	268	1,147
		180,518
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc.*(b)	2,554	5,951
Acer Therapeutics, Inc.*	165	445
Aclaris Therapeutics, Inc.*	1,002	1,012
Aerie Pharmaceuticals, Inc.*	1,376	29,804
Akorn, Inc.*	3,042	8,791
Amneal Pharmaceuticals, Inc.*	3,051	7,780
Amphastar Pharmaceuticals, Inc.*	1,167	26,211
ANI Pharmaceuticals, Inc.*	302	19,781
Arvinas, Inc.*	571	14,852
Assertio Therapeutics, Inc.*	2,102	3,027
Axsome Therapeutics, Inc.*	796	20,258
BioDelivery Sciences International, Inc.*	2,657	11,398
Cara Therapeutics, Inc.*(b)	1,112	26,065
Cerecor, Inc.*(b)	697	2,258
Chiasma, Inc.*	848	4,393
Collegium Pharmaceutical, Inc.*	1,047	12,124
Corcept Therapeutics, Inc.*	3,157	39,810
CorMedix, Inc.*	769	5,906
Cymabay Therapeutics, Inc.*	2,247	13,302
Dermira, Inc.*	1,519	12,167
Dova Pharmaceuticals, Inc.*(b)	265	3,972
Eloxx Pharmaceuticals, Inc.*	741	4,594
Endo International plc*	7,330	17,372
Evofem Biosciences, Inc.*	460	2,420
Evolus, Inc.*(b)	359	6,189
EyePoint Pharmaceuticals, Inc.*(b)	2,016	3,024
Innoviva, Inc.*	2,083	24,142
Intersect ENT, Inc.*	1,004	16,445
Intra-Cellular Therapies, Inc.*	1,455	12,455
Kala Pharmaceuticals, Inc.*(b)	713	2,930
Kaleido Biosciences, Inc.*(b)	163	1,526
Lannett Co., Inc.*(b)	1,031	10,619
Liquidia Technologies, Inc.*	437	1,774
Mallinckrodt plc*	2,745	7,110
Marinus Pharmaceuticals, Inc.*	1,632	1,877
Menlo Therapeutics, Inc.*	503	2,475
MyoKardia, Inc.*	1,449	77,913
NGM Biopharmaceuticals, Inc.*	220	3,901
Ocular Therapeutix, Inc.*(b)	1,226	5,260
Odonate Therapeutics, Inc.*	254	7,826
Omeros Corp.*(b)	1,516	28,031
Optinose, Inc.*(b)	814	6,235
Osmotica Pharmaceuticals plc*	261	799
Pacira BioSciences, Inc.*	1,322	49,231
Paratek Pharmaceuticals, Inc.*(b)	1,039	3,886
Phibro Animal Health Corp., Class A	664	13,712
Prestige Consumer Healthcare, Inc.*	1,694	54,005
Reata Pharmaceuticals, Inc., Class A*	658	50,732
resTORbio, Inc.*(b)	489	4,704
Revance Therapeutics, Inc.*	1,439	15,253
SIGA Technologies, Inc.*	1,796	9,016
Strongbridge Biopharma plc*	1,181	3,059
Supernus Pharmaceuticals, Inc.*	1,609	43,491
TherapeuticsMD, Inc.*(b)	6,424	18,565
Theravance Biopharma, Inc.*	1,441	31,745
Tricida, Inc.*(b)	713	24,877
Verrica Pharmaceuticals, Inc.*	421	4,172
WaVe Life Sciences Ltd.*	733	16,859
Xeris Pharmaceuticals, Inc.*	869	10,072
Zogenix, Inc.*	1,390	59,340
Zynerba Pharmaceuticals, Inc.*	680	7,269
		934,212
Professional Services - 1.4%
Acacia Research Corp.*	1,580	4,124
ASGN, Inc.*	1,667	104,138
Barrett Business Services, Inc.	234	20,388
BG Staffing, Inc.	322	6,034
CBIZ, Inc.*	1,674	37,397
CRA International, Inc.	255	9,917
Exponent, Inc.	1,690	119,804
Forrester Research, Inc.	348	12,135
Franklin Covey Co.*	318	11,699
FTI Consulting, Inc.*	1,231	133,120
GP Strategies Corp.*	412	5,307
Heidrick & Struggles International, Inc.	612	16,249
Huron Consulting Group, Inc.*	733	44,867
ICF International, Inc.	589	49,865
InnerWorkings, Inc.*	1,436	6,089
Insperity, Inc.	1,264	125,212

Investments	Shares	Value ($)
Kelly Services, Inc., Class A	1,077	26,074
Kforce, Inc.	736	23,950
Korn Ferry	1,841	71,946
Mistras Group, Inc.*	588	8,585
Navigant Consulting, Inc.	1,269	35,367
Resources Connection, Inc.	997	16,500
TriNet Group, Inc.*	1,457	97,808
TrueBlue, Inc.*	1,302	25,272
Upwork, Inc.*(b)	1,792	25,912
Willdan Group, Inc.*	322	11,640
		1,049,399
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA*	188	3,722
American Realty Investors, Inc.*	83	962
Consolidated-Tomoka Land Co.	165	10,534
Cushman & Wakefield plc*	3,342	56,279
eXp World Holdings, Inc.*(b)	518	4,507
Forestar Group, Inc.*	342	6,519
FRP Holdings, Inc.*	229	11,265
Griffin Industrial Realty, Inc.	29	1,044
Kennedy-Wilson Holdings, Inc.	4,002	83,962
Marcus & Millichap, Inc.*	750	27,060
Maui Land & Pineapple Co., Inc.*	221	2,325
Newmark Group, Inc., Class A	4,681	40,631
Rafael Holdings, Inc., Class B*	342	6,908
RE/MAX Holdings, Inc., Class A	584	14,991
Realogy Holdings Corp.	3,713	17,748
Redfin Corp.*(b)	2,878	48,609
RMR Group, Inc. (The), Class A	498	23,202
St Joe Co. (The)*	1,103	19,832
Stratus Properties, Inc.*	190	4,997
Tejon Ranch Co.*	684	11,450
Transcontinental Realty Investors, Inc.*	33	967
		397,514
Road & Rail - 0.4%
ArcBest Corp.	834	24,695
Avis Budget Group, Inc.*	1,928	47,757
Covenant Transportation Group, Inc., Class A*	411	5,910
Daseke, Inc.*	1,492	2,626
Heartland Express, Inc.	1,494	30,732
Hertz Global Holdings, Inc.*	3,311	40,096
Marten Transport Ltd.	1,279	25,158
PAM Transportation Services, Inc.*	63	3,634
Roadrunner Transportation Systems, Inc.*	116	1,116
Saia, Inc.*	845	72,281
Universal Logistics Holdings, Inc.	274	5,740
US Xpress Enterprises, Inc., Class A*	710	2,982
Werner Enterprises, Inc.	1,476	48,236
YRC Worldwide, Inc.*(b)	1,088	2,372
		313,335
Semiconductors & Semiconductor Equipment - 2.1%
Adesto Technologies Corp.*	873	8,905
Advanced Energy Industries, Inc.*	1,241	64,085
Alpha & Omega Semiconductor Ltd.*	655	7,716
Ambarella, Inc.*	1,031	57,602
Amkor Technology, Inc.*	3,203	28,026
Aquantia Corp.*	918	12,099
Axcelis Technologies, Inc.*	1,074	16,443
AXT, Inc.*	1,255	4,254
Brooks Automation, Inc.	2,315	77,159
Cabot Microelectronics Corp.	948	118,168
CEVA, Inc.*	710	22,301
Cirrus Logic, Inc.*	1,935	103,793
Cohu, Inc.	1,317	15,699
Diodes, Inc.*	1,338	48,904
DSP Group, Inc.*	710	9,826
Enphase Energy, Inc.*	2,994	88,832
FormFactor, Inc.*	2,423	41,409
GSI Technology, Inc.*	497	4,175
Ichor Holdings Ltd.*	715	15,201
Impinj, Inc.*	480	17,462
Inphi Corp.*	1,466	89,705
Lattice Semiconductor Corp.*	4,067	80,079
MACOM Technology Solutions Holdings, Inc.*	1,494	29,342
MaxLinear, Inc.*	2,124	42,098
Nanometrics, Inc.*	759	20,713
NeoPhotonics Corp.*	1,236	7,737
NVE Corp.	153	9,823
PDF Solutions, Inc.*	921	10,785
Photronics, Inc.*	2,125	22,950
Power Integrations, Inc.	922	82,076
Rambus, Inc.*	3,601	45,157
Rudolph Technologies, Inc.*	999	21,968
Semtech Corp.*	2,147	90,110
Silicon Laboratories, Inc.*	1,403	152,927
SMART Global Holdings, Inc.*	426	12,103
SunPower Corp.*	2,053	25,704
Synaptics, Inc.*	1,134	36,311
Ultra Clean Holdings, Inc.*	1,276	15,235
Veeco Instruments, Inc.*	1,570	14,538
Xperi Corp.	1,606	29,422
		1,600,842
Software - 4.1%
8x8, Inc.*	3,057	74,316
A10 Networks, Inc.*	1,821	12,638
ACI Worldwide, Inc.*	3,559	105,987
Agilysys, Inc.*	575	15,669
Alarm.com Holdings, Inc.*	1,201	57,168
Altair Engineering, Inc., Class A*	1,260	43,294
American Software, Inc., Class A	938	14,783
Appfolio, Inc., Class A*	496	48,990
Appian Corp.*	1,017	60,481
Avaya Holdings Corp.*	3,615	51,044
Benefitfocus, Inc.*(b)	968	25,284
Blackbaud, Inc.	1,595	145,097
Blackline, Inc.*	1,395	71,047
Bottomline Technologies DE, Inc.*	1,400	57,736
Box, Inc., Class A*	4,675	68,395
Carbon Black, Inc.*	1,819	47,476
ChannelAdvisor Corp.*	872	7,499
Cision Ltd.*	2,986	20,663
Cloudera, Inc.*(b)	7,699	54,971
CommVault Systems, Inc.*	1,113	48,271
Cornerstone OnDemand, Inc.*	1,826	95,262
Digimarc Corp.*	373	14,748
Digital Turbine, Inc.*	2,524	19,208
Domo, Inc., Class B*	565	14,029
Ebix, Inc.(b)	760	26,919
eGain Corp.*	665	4,775
Envestnet, Inc.*	1,558	89,133
Everbridge, Inc.*	1,062	91,544

Investments	Shares		Value ($)
Five9, Inc.*	1,919		121,300
ForeScout Technologies, Inc.*	1,322		47,367
GTY Technology Holdings, Inc.*	988		6,185
Ideanomics, Inc.*(b)	1,667		2,667
Instructure, Inc.*	1,095		45,289
Intelligent Systems Corp.*(b)	221		11,689
j2 Global, Inc.	1,522		128,761
LivePerson, Inc.*	1,982		78,765
Majesco*	246		2,061
MicroStrategy, Inc., Class A*	271		38,832
Mitek Systems, Inc.*	1,204		12,209
MobileIron, Inc.*	3,120		21,528
Model N, Inc.*	1,055		30,205
Monotype Imaging Holdings, Inc.	1,320		26,070
OneSpan, Inc.*	1,071		14,459
Phunware, Inc.*	139		208
Progress Software Corp.	1,450		54,781
PROS Holdings, Inc.*	1,074		76,275
Q2 Holdings, Inc.*	1,305		117,385
QAD, Inc., Class A	356		14,425
Qualys, Inc.*	1,113		88,617
Rapid7, Inc.*	1,568		84,186
Rimini Street, Inc.*	642		3,062
SailPoint Technologies Holding, Inc.*	2,794		62,949
SecureWorks Corp., Class A*(b)	273		3,295
SharpSpring, Inc.*	283		3,283
ShotSpotter, Inc.*	263		7,161
SPS Commerce, Inc.*	1,180		59,637
SVMK, Inc.*	2,738		45,834
Synchronoss Technologies, Inc.*	1,248		9,934
Telaria, Inc.*	1,408		14,052
Telenav, Inc.*	1,032		11,682
Tenable Holdings, Inc.*	1,205		27,474
TiVo Corp.	3,998		30,105
Upland Software, Inc.*	732		27,816
Varonis Systems, Inc.*	969		66,202
Verint Systems, Inc.*	2,134		113,721
VirnetX Holding Corp.*(b)	1,975		10,389
Workiva, Inc.*	1,146		55,134
Yext, Inc.*	3,029		47,767
Zix Corp.*	1,745		12,826
Zuora, Inc., Class A*	2,779		41,824
			3,063,838
Specialty Retail - 2.0%
Aaron’s, Inc.	2,203		141,234
Abercrombie & Fitch Co., Class A	2,169		31,711
American Eagle Outfitters, Inc.	5,276		88,742
America’s Car-Mart, Inc.*	202		17,328
Asbury Automotive Group, Inc.*	627		59,126
Ascena Retail Group, Inc.*(b)	5,109		1,272
At Home Group, Inc.*	1,552		10,460
Barnes & Noble Education, Inc.*	1,279		4,988
Bed Bath & Beyond, Inc.(b)	4,111		39,753
Boot Barn Holdings, Inc.*	914		31,304
Buckle, Inc. (The)(b)	941		18,444
Caleres, Inc.	1,334		26,880
Camping World Holdings, Inc., Class A(b)	1,075		8,170
Cato Corp. (The), Class A	715		12,248
Chico’s FAS, Inc.	3,805		11,872
Children’s Place, Inc. (The)(b)	498		43,451
Citi Trends, Inc.	374		6,287
Conn’s, Inc.*	647		13,044
Container Store Group, Inc. (The)*	516		2,312
Designer Brands, Inc., Class A	2,122		34,992
Express, Inc.*	2,141		4,539
GameStop Corp., Class A(b)	3,314		13,157
Genesco, Inc.*	575		20,516
GNC Holdings, Inc., Class A*(b)	2,667		5,227
Group 1 Automotive, Inc.	574		42,889
Guess?, Inc.	1,869		33,773
Haverty Furniture Cos., Inc.	604		11,567
Hibbett Sports, Inc.*	597		9,874
Hudson Ltd., Class A*	1,291		14,007
J. Jill, Inc.(b)	549		1,027
Lithia Motors, Inc., Class A	723		94,764
Lumber Liquidators Holdings, Inc.*(b)	932		8,770
MarineMax, Inc.*	725		10,484
Michaels Cos., Inc. (The)*	2,786		15,797
Monro, Inc.	1,063		82,616
Murphy USA, Inc.*	993		88,774
National Vision Holdings, Inc.*	2,509		71,155
Office Depot, Inc.	17,723		23,040
Party City Holdco, Inc.*(b)	1,758		8,263
Pier 1 Imports, Inc.*	—	(d)	1
Rent-A-Center, Inc.*	1,589		40,567
RH*	593		84,947
RTW RetailWinds, Inc.*	984		994
Sally Beauty Holdings, Inc.*	3,934		48,113
Shoe Carnival, Inc.(b)	313		9,606
Signet Jewelers Ltd.	1,692		20,710
Sleep Number Corp.*	968		40,501
Sonic Automotive, Inc., Class A	796		21,420
Sportsman’s Warehouse Holdings, Inc.*	1,384		5,840
Tailored Brands, Inc.	1,630		8,835
Tile Shop Holdings, Inc.	1,270		3,416
Tilly’s, Inc., Class A	709		7,593
Winmark Corp.	81		13,162
Zumiez, Inc.*	650		16,887
			1,486,449
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	3,702		25,914
AstroNova, Inc.	222		3,647
Avid Technology, Inc.*	914		6,818
Cray, Inc.*	1,330		46,457
Diebold Nixdorf, Inc.*	2,506		28,092
Immersion Corp.*	1,017		8,350
Sonim Technologies, Inc.*	119		864
Stratasys Ltd.*	1,675		39,899
			160,041
Textiles, Apparel & Luxury Goods - 0.7%
Centric Brands, Inc.*	533		1,476
Crocs, Inc.*	2,093		46,674
Culp, Inc.	356		4,998
Deckers Outdoor Corp.*	952		140,372
Delta Apparel, Inc.*	202		4,533
Fossil Group, Inc.*	1,530		19,584
G-III Apparel Group Ltd.*	1,473		30,211
Kontoor Brands, Inc.*	1,442		49,374
Movado Group, Inc.	515		11,083
Oxford Industries, Inc.	543		37,891
Rocky Brands, Inc.	227		6,615
Steven Madden Ltd.	2,772		92,086
Superior Group of Cos., Inc.	348		4,935
Unifi, Inc.*	472		9,081

Investments	Shares	Value ($)
Vera Bradley, Inc.*	666	7,053
Vince Holding Corp.*	98	1,205
Wolverine World Wide, Inc.	2,848	73,906
		541,077
Thrifts & Mortgage Finance - 1.8%
Axos Financial, Inc.*	1,886	48,866
Bridgewater Bancshares, Inc.*	762	8,481
Capitol Federal Financial, Inc.	4,307	58,015
Columbia Financial, Inc.*	1,727	26,181
Dime Community Bancshares, Inc.	1,034	20,504
Entegra Financial Corp.*	220	6,609
ESSA Bancorp, Inc.	308	4,712
Essent Group Ltd.*	3,139	152,242
Federal Agricultural Mortgage Corp., Class C	296	24,376
First Defiance Financial Corp.	633	16,553
Flagstar Bancorp, Inc.	932	33,878
FS Bancorp, Inc.	131	6,340
Greene County Bancorp, Inc.	107	2,878
Hingham Institution for Savings	44	7,924
Home Bancorp, Inc.	253	9,432
HomeStreet, Inc.*	810	21,360
Kearny Financial Corp.	2,716	34,167
Luther Burbank Corp.	650	6,799
Merchants Bancorp	279	4,425
Meridian Bancorp, Inc.	1,568	27,409
Meta Financial Group, Inc.	1,200	37,092
MMA Capital Holdings, Inc.*	161	4,766
Mr Cooper Group, Inc.*	2,482	21,866
NMI Holdings, Inc., Class A*	2,127	60,279
Northfield Bancorp, Inc.	1,438	22,318
Northwest Bancshares, Inc.	3,273	51,746
OceanFirst Financial Corp.	1,648	34,641
Ocwen Financial Corp.*	4,388	7,855
OP Bancorp	424	4,028
Oritani Financial Corp.	1,285	22,012
PCSB Financial Corp.	530	10,446
PDL Community Bancorp*	284	3,973
PennyMac Financial Services, Inc.*	815	24,116
Provident Bancorp, Inc.*	139	3,519
Provident Financial Holdings, Inc.	188	3,796
Provident Financial Services, Inc.	2,015	47,977
Prudential Bancorp, Inc.	284	4,595
Radian Group, Inc.	6,829	153,994
Riverview Bancorp, Inc.	695	4,900
Southern Missouri Bancorp, Inc.	257	8,584
Sterling Bancorp, Inc.	550	5,131
Territorial Bancorp, Inc.	254	6,947
Timberland Bancorp, Inc.	241	6,162
TrustCo Bank Corp.	3,103	23,800
United Community Financial Corp.	1,558	15,035
United Financial Bancorp, Inc.	1,652	20,650
Walker & Dunlop, Inc.	903	50,442
Washington Federal, Inc.	2,616	93,130
Waterstone Financial, Inc.	792	13,139
Western New England Bancorp, Inc.	786	6,988
WSFS Financial Corp.	1,713	70,610
		1,365,688
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	3,768	7,385
Pyxus International, Inc.*(b)	274	3,664
Turning Point Brands, Inc.	271	9,715
Universal Corp.	801	40,098
Vector Group Ltd.	3,444	40,226
		101,088
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	1,710	37,364
Applied Industrial Technologies, Inc.	1,251	66,791
Beacon Roofing Supply, Inc.*	2,215	70,614
BlueLinx Holdings, Inc.*(b)	291	8,349
BMC Stock Holdings, Inc.*	2,172	55,234
CAI International, Inc.*	550	11,649
DXP Enterprises, Inc.*	533	17,296
EVI Industries, Inc.(b)	149	4,442
Foundation Building Materials, Inc.*	481	8,240
GATX Corp.	1,179	87,505
General Finance Corp.*	376	3,110
GMS, Inc.*	1,046	30,815
H&E Equipment Services, Inc.	1,039	25,237
Herc Holdings, Inc.*	786	32,446
Kaman Corp.	900	52,551
Lawson Products, Inc.*	134	4,884
MRC Global, Inc.*	2,595	32,619
NOW, Inc.*	3,532	41,995
Rush Enterprises, Inc., Class A	897	32,391
Rush Enterprises, Inc., Class B	150	5,577
SiteOne Landscape Supply, Inc.*	1,333	104,241
Systemax, Inc.	404	8,108
Textainer Group Holdings Ltd.*	918	7,316
Titan Machinery, Inc.*	619	9,322
Transcat, Inc.*	221	5,134
Triton International Ltd.	1,855	59,638
Veritiv Corp.*	424	7,021
Willis Lease Finance Corp.*	96	5,930
		835,819
Water Utilities - 0.5%
American States Water Co.	1,198	110,851
AquaVenture Holdings Ltd.*	391	6,913
Artesian Resources Corp., Class A	262	9,537
Cadiz, Inc.*(b)	417	4,800
California Water Service Group	1,567	88,441
Connecticut Water Service, Inc.	394	27,635
Consolidated Water Co. Ltd.	472	6,920
Global Water Resources, Inc.	385	4,585
Middlesex Water Co.	523	31,924
Pure Cycle Corp.*	558	6,054
SJW Group	860	58,764
York Water Co. (The)	423	15,795
		372,219
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,419	18,263
Gogo, Inc.*(b)	1,790	7,196
Shenandoah Telecommunications Co.	1,567	49,423
Spok Holdings, Inc.	587	6,897
		81,779
TOTAL COMMON STOCKS (Cost $77,785,989)		61,649,339

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Chemicals - 0.0%(c)
Schulman, Inc., CVR*(e)(f)	1,259	659

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(e)(f)	363	—
TOTAL RIGHTS (Cost $—)		659

Shares

SECURITIES LENDING REINVESTMENTS(g) - 1.8%

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $1,335,696)	1,335,696	1,335,696

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 20.8%

REPURCHASE AGREEMENTS(h) - 20.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $15,626,375 (Cost $15,622,679)	15,622,679	15,622,679
Total Investments - 104.7% (Cost $94,744,364)		78,608,373
Liabilities in excess of other assets - (4.7%)		(3,495,552)
Net Assets - 100.0%		75,112,821

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,462,990.

(b)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,592,582, collateralized in the form of cash with a value of $1,335,696 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $322,846 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from September 5, 2019 — February 15, 2049; a total value of $1,658,542.

(c)          Represents less than 0.05% of net assets.

(d)         Amount represents less than one share.

(e)          Security fair valued as of August 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2019 amounted to $659, which represents approximately 0.00% of net assets of the Fund.

(f)           Illiquid security.

(g)          The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $1,335,696.

(h)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                       Contingent Value Rights - No defined expiration

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	139	9/20/2019	USD	$10,388,860	$129,274

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,646,304	11/6/2019	Bank of America NA	2.31%	Russell 2000® Index	(3,800,265)
53,572,076	11/6/2019	BNP Paribas SA	2.11%	Russell 2000® Index	(1,677,898)
5,639,795	11/6/2020	Citibank NA	2.29%	Russell 2000® Index	(4,363,265)
23,122,397	11/6/2019	Credit Suisse International	2.51%	Russell 2000® Index	(1,787,100)
465,677	11/6/2019	Goldman Sachs International	2.19%	iShares® Russell 2000 ETF	(5,812)
16,903,262	11/6/2019	Goldman Sachs International	2.39%	Russell 2000® Index	(4,845,777)
1,719,551	11/6/2020	Morgan Stanley & Co. International plc	2.11%	iShares® Russell 2000 ETF	(84,271)
28,693,562	11/6/2019	Morgan Stanley & Co. International plc	2.31%	Russell 2000® Index	855,837
654,786	11/6/2019	Societe Generale	2.51%	Russell 2000® Index	6,042,910
17,813,288	11/6/2020	UBS AG	2.21%	Russell 2000® Index	(2,370,868)
153,230,698					(12,036,509)
				Total Unrealized Appreciation	6,898,747
				Total Unrealized Depreciation	(18,935,256)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.3%

Aerospace & Defense - 2.1%
Arconic, Inc.	15,906	411,011
Boeing Co. (The)	20,844	7,589,092
General Dynamics Corp.	10,818	2,069,159
Huntington Ingalls Industries, Inc.	1,661	347,149
L3Harris Technologies, Inc.	8,818	1,864,213
Lockheed Martin Corp.	9,783	3,757,748
Northrop Grumman Corp.	6,766	2,489,008
Raytheon Co.	11,092	2,055,570
Textron, Inc.	9,270	417,150
TransDigm Group, Inc.	1,953	1,051,339
United Technologies Corp.	32,307	4,207,664
		26,259,103
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	5,436	459,288
Expeditors International of Washington, Inc.	6,844	486,608
FedEx Corp.	9,548	1,514,408
United Parcel Service, Inc., Class B	27,779	3,296,256
		5,756,560
Airlines - 0.3%
Alaska Air Group, Inc.	4,923	294,002
American Airlines Group, Inc.	15,765	414,777
Delta Air Lines, Inc.	23,726	1,372,786
Southwest Airlines Co.	19,459	1,018,095
United Airlines Holdings, Inc.*	8,803	742,181
		3,841,841
Auto Components - 0.1%
Aptiv plc	10,267	853,907
BorgWarner, Inc.	8,259	269,491
		1,123,398
Automobiles - 0.3%
Ford Motor Co.	156,058	1,431,052
General Motors Co.	52,536	1,948,560
Harley-Davidson, Inc.	6,337	202,150
		3,581,762
Banks - 4.0%
Bank of America Corp.	352,149	9,687,619
BB&T Corp.	30,504	1,453,516
Citigroup, Inc.	55,952	3,600,511
Citizens Financial Group, Inc.	18,260	616,092
Comerica, Inc.	6,135	378,223
Fifth Third Bancorp	28,961	766,018
First Republic Bank	6,560	588,563
Huntington Bancshares, Inc.	41,671	552,141
JPMorgan Chase & Co.	129,190	14,192,813
KeyCorp	40,150	666,490
M&T Bank Corp.	5,438	795,090
People’s United Financial, Inc.	15,699	225,595
PNC Financial Services Group, Inc. (The)	17,973	2,317,259
Regions Financial Corp.	40,354	589,976
SunTrust Banks, Inc.	17,673	1,087,066
SVB Financial Group*	2,077	404,226
US Bancorp	59,605	3,140,587
Wells Fargo & Co.	161,089	7,501,915
Zions Bancorp NA	7,267	298,601
		48,862,301
Beverages - 1.6%
Brown-Forman Corp., Class B	6,624	390,750
Coca-Cola Co. (The)	152,908	8,416,056
Constellation Brands, Inc., Class A	6,659	1,360,767
Molson Coors Brewing Co., Class B	7,481	384,224
Monster Beverage Corp.*	15,590	914,665
PepsiCo, Inc.	55,818	7,631,995
		19,098,457
Biotechnology - 1.7%
AbbVie, Inc.	58,880	3,870,771
Alexion Pharmaceuticals, Inc.*	8,932	899,988
Amgen, Inc.	24,279	5,065,085
Biogen, Inc.*	7,724	1,697,349
Celgene Corp.*	28,089	2,719,015
Gilead Sciences, Inc.	50,634	3,217,285
Incyte Corp.*	7,090	580,104
Regeneron Pharmaceuticals, Inc.*	3,135	909,307
Vertex Pharmaceuticals, Inc.*	10,195	1,835,304
		20,794,208
Building Products - 0.2%
Allegion plc	3,744	360,435
AO Smith Corp.	5,624	261,628
Fortune Brands Home & Security, Inc.	5,573	284,557
Johnson Controls International plc	31,691	1,352,889
Masco Corp.	11,686	475,971
		2,735,480
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	2,032	155,712
Ameriprise Financial, Inc.	5,339	688,624
Bank of New York Mellon Corp. (The)	35,083	1,475,591
BlackRock, Inc.	4,736	2,001,244
Cboe Global Markets, Inc.	4,450	530,262
Charles Schwab Corp. (The)	47,311	1,810,592
CME Group, Inc.	14,251	3,096,600
E*TRADE Financial Corp.	9,749	406,923
Franklin Resources, Inc.	11,721	308,028
Goldman Sachs Group, Inc. (The)	13,547	2,762,369
Intercontinental Exchange, Inc.	22,454	2,099,000
Invesco Ltd.	15,957	250,525
MarketAxess Holdings, Inc.	1,503	597,623
Moody’s Corp.	6,568	1,415,929
Morgan Stanley	50,918	2,112,588
MSCI, Inc.	3,375	791,876
Nasdaq, Inc.	4,613	460,562
Northern Trust Corp.	8,673	762,617
Raymond James Financial, Inc.	5,028	394,748
S&P Global, Inc.	9,794	2,548,301
State Street Corp.	14,866	762,775
T. Rowe Price Group, Inc.	9,410	1,040,934
		26,473,423
Chemicals - 1.5%
Air Products & Chemicals, Inc.	8,765	1,980,189
Albemarle Corp.	4,226	260,871
Celanese Corp.	5,039	571,271
CF Industries Holdings, Inc.	8,808	424,458
Corteva, Inc.	29,819	874,293
Dow, Inc.	29,821	1,271,269
DuPont de Nemours, Inc.	29,820	2,025,673
Eastman Chemical Co.	5,518	360,712
Ecolab, Inc.	10,106	2,084,969
FMC Corp.	5,247	452,973

Investments	Shares	Value ($)
International Flavors & Fragrances, Inc.(b)	4,035	442,841
Linde plc	21,608	4,081,967
LyondellBasell Industries NV, Class A	10,942	846,692
Mosaic Co. (The)	14,130	259,851
PPG Industries, Inc.	9,406	1,042,091
Sherwin-Williams Co. (The)	3,231	1,701,929
		18,682,049
Commercial Services & Supplies - 0.4%
Cintas Corp.	3,376	890,589
Copart, Inc.*	8,028	605,231
Republic Services, Inc.	8,584	766,122
Rollins, Inc.	5,867	192,496
Waste Management, Inc.	15,563	1,857,444
		4,311,882
Communications Equipment - 0.8%
Arista Networks, Inc.*	2,100	475,902
Cisco Systems, Inc.	170,455	7,978,998
F5 Networks, Inc.*	2,383	306,764
Juniper Networks, Inc.	13,715	317,639
Motorola Solutions, Inc.	6,560	1,186,770
		10,266,073
Construction & Engineering - 0.0%(c)
Jacobs Engineering Group, Inc.	4,575	406,534
Quanta Services, Inc.	5,662	191,942
		598,476
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,483	630,111
Vulcan Materials Co.	5,266	743,822
		1,373,933
Consumer Finance - 0.6%
American Express Co.	27,266	3,282,008
Capital One Financial Corp.	18,696	1,619,448
Discover Financial Services	12,887	1,030,573
Synchrony Financial	25,259	809,551
		6,741,580
Containers & Packaging - 0.3%
Amcor plc*	64,637	634,735
Avery Dennison Corp.	3,364	388,778
Ball Corp.	13,333	1,072,107
International Paper Co.	15,822	618,640
Packaging Corp. of America	3,767	378,885
Sealed Air Corp.	6,200	246,884
Westrock Co.	10,234	349,798
		3,689,827
Distributors - 0.1%
Genuine Parts Co.	5,815	525,036
LKQ Corp.*	12,504	328,480
		853,516
Diversified Consumer Services - 0.0%(c)
H&R Block, Inc.	8,097	196,109

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	77,161	15,695,319
Jefferies Financial Group, Inc.	10,094	188,152
		15,883,471
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	290,640	10,247,966
CenturyLink, Inc.	38,205	434,773
Verizon Communications, Inc.	164,704	9,579,185
		20,261,924
Electric Utilities - 1.7%
Alliant Energy Corp.	9,414	493,764
American Electric Power Co., Inc.	19,654	1,791,462
Duke Energy Corp.	28,987	2,688,254
Edison International	14,094	1,018,573
Entergy Corp.	7,567	853,860
Evergy, Inc.	9,725	632,125
Eversource Energy	12,783	1,024,302
Exelon Corp.	38,663	1,827,213
FirstEnergy Corp.	20,112	925,152
NextEra Energy, Inc.	19,067	4,177,198
Pinnacle West Capital Corp.	4,473	426,322
PPL Corp.	28,743	849,356
Southern Co. (The)	41,452	2,414,994
Xcel Energy, Inc.	20,489	1,315,804
		20,438,379
Electrical Equipment - 0.4%
AMETEK, Inc.	9,068	779,213
Eaton Corp. plc	16,848	1,359,971
Emerson Electric Co.	24,479	1,458,704
Rockwell Automation, Inc.	4,709	719,488
		4,317,376
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	11,900	1,041,726
Corning, Inc.	31,249	870,285
FLIR Systems, Inc.	5,387	265,418
IPG Photonics Corp.*	1,416	175,202
Keysight Technologies, Inc.*	7,497	726,159
TE Connectivity Ltd.	13,420	1,224,172
		4,302,962
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	20,502	444,688
Halliburton Co.	34,808	655,783
Helmerich & Payne, Inc.	4,399	165,358
National Oilwell Varco, Inc.	15,362	313,846
Schlumberger Ltd.	55,168	1,789,098
TechnipFMC plc	16,776	416,716
		3,785,489
Entertainment - 1.5%
Activision Blizzard, Inc.	30,501	1,543,351
Electronic Arts, Inc.*	11,814	1,106,736
Netflix, Inc.*	17,411	5,114,481
Take-Two Interactive Software, Inc.*	4,486	592,017
Viacom, Inc., Class B	14,086	351,868
Walt Disney Co. (The)	69,527	9,543,276
		18,251,729
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	4,501	674,430
American Tower Corp.	17,600	4,051,344
Apartment Investment & Management Co., Class A	5,927	302,277
AvalonBay Communities, Inc.	5,552	1,180,133
Boston Properties, Inc.	6,150	789,783
Crown Castle International Corp.	16,558	2,403,725
Digital Realty Trust, Inc.	8,298	1,025,882
Duke Realty Corp.	14,312	476,160
Equinix, Inc.	3,350	1,863,538
Equity Residential	14,753	1,250,464
Essex Property Trust, Inc.	2,619	841,380
Extra Space Storage, Inc.	5,073	618,500
Federal Realty Investment Trust	2,986	385,821

Investments	Shares	Value ($)
HCP, Inc.	19,030	660,531
Host Hotels & Resorts, Inc.	29,507	473,292
Iron Mountain, Inc.	11,425	363,886
Kimco Realty Corp.	16,800	308,784
Macerich Co. (The)	4,225	120,539
Mid-America Apartment Communities, Inc.	4,543	575,507
Prologis, Inc.	25,123	2,100,785
Public Storage	5,980	1,583,145
Realty Income Corp.	12,536	925,282
Regency Centers Corp.	6,655	429,314
SBA Communications Corp.	4,515	1,184,872
Simon Property Group, Inc.	12,310	1,833,452
SL Green Realty Corp.	3,360	269,539
UDR, Inc.	11,225	540,821
Ventas, Inc.	14,707	1,079,347
Vornado Realty Trust	6,911	417,908
Welltower, Inc.	16,122	1,443,887
Weyerhaeuser Co.	29,662	780,407
		30,954,735
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	17,519	5,163,901
Kroger Co. (The)	32,127	760,767
Sysco Corp.	18,832	1,399,783
Walgreens Boots Alliance, Inc.	30,948	1,584,228
Walmart, Inc.	55,708	6,365,196
		15,273,875
Food Products - 0.9%
Archer-Daniels-Midland Co.	22,313	849,010
Campbell Soup Co.	7,674	345,330
Conagra Brands, Inc.	19,357	548,964
General Mills, Inc.	23,842	1,282,699
Hershey Co. (The)	5,548	879,247
Hormel Foods Corp.	10,847	462,191
JM Smucker Co. (The)	4,535	476,901
Kellogg Co.	9,897	621,532
Kraft Heinz Co. (The)	24,780	632,386
Lamb Weston Holdings, Inc.	5,823	409,881
McCormick & Co., Inc. (Non-Voting)	4,881	794,968
Mondelez International, Inc., Class A	57,369	3,167,916
Tyson Foods, Inc., Class A	11,739	1,092,196
		11,563,221
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	4,655	513,121

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	70,260	5,994,583
ABIOMED, Inc.*	1,795	346,561
Align Technology, Inc.*	2,896	530,286
Baxter International, Inc.	18,899	1,662,167
Becton Dickinson and Co.	10,742	2,727,609
Boston Scientific Corp.*	55,380	2,366,387
Cooper Cos., Inc. (The)	1,977	612,376
Danaher Corp.	25,096	3,565,891
DENTSPLY SIRONA, Inc.	9,320	486,038
Edwards Lifesciences Corp.*	8,308	1,843,047
Hologic, Inc.*	10,676	527,074
IDEXX Laboratories, Inc.*	3,431	994,098
Intuitive Surgical, Inc.*	4,601	2,352,675
Medtronic plc	53,389	5,760,139
ResMed, Inc.	5,714	795,960
Stryker Corp.	12,336	2,722,062
Teleflex, Inc.	1,838	668,885
Varian Medical Systems, Inc.*	3,618	383,255
Zimmer Biomet Holdings, Inc.	8,158	1,135,593
		35,474,686
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	6,192	509,416
Anthem, Inc.	10,240	2,677,965
Cardinal Health, Inc.	11,869	511,910
Centene Corp.*	16,454	767,085
Cigna Corp.	15,111	2,326,641
CVS Health Corp.	51,736	3,151,757
DaVita, Inc.*(b)	5,032	283,654
HCA Healthcare, Inc.	10,631	1,277,846
Henry Schein, Inc.*	5,938	365,900
Humana, Inc.	5,372	1,521,404
Laboratory Corp. of America Holdings*	3,918	656,500
McKesson Corp.	7,568	1,046,427
Quest Diagnostics, Inc.	5,356	548,294
UnitedHealth Group, Inc.	37,852	8,857,368
Universal Health Services, Inc., Class B	3,299	476,969
WellCare Health Plans, Inc.*	2,009	543,917
		25,523,053
Health Care Technology - 0.1%
Cerner Corp.	12,960	893,074

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	15,950	703,076
Chipotle Mexican Grill, Inc.*	964	808,237
Darden Restaurants, Inc.	4,903	593,165
Hilton Worldwide Holdings, Inc.	11,594	1,070,938
Marriott International, Inc., Class A	11,005	1,387,290
McDonald’s Corp.	30,410	6,628,468
MGM Resorts International	20,325	570,320
Norwegian Cruise Line Holdings Ltd.*	8,582	435,537
Royal Caribbean Cruises Ltd.	6,841	713,379
Starbucks Corp.	48,233	4,657,378
Wynn Resorts Ltd.	3,865	425,730
Yum! Brands, Inc.	12,185	1,422,964
		19,416,482
Household Durables - 0.2%
DR Horton, Inc.	13,520	668,834
Garmin Ltd.	4,830	393,983
Leggett & Platt, Inc.	5,230	194,504
Lennar Corp., Class A	11,366	579,666
Mohawk Industries, Inc.*	2,445	290,686
Newell Brands, Inc.	15,501	257,317
PulteGroup, Inc.	10,145	342,901
Whirlpool Corp.	2,519	350,368
		3,078,259
Household Products - 1.5%
Church & Dwight Co., Inc.	9,798	781,684
Clorox Co. (The)	5,069	801,713
Colgate-Palmolive Co.	34,185	2,534,818
Kimberly-Clark Corp.	13,693	1,932,219
Procter & Gamble Co. (The)	99,859	12,006,048
		18,056,482
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	26,427	405,126

Investments	Shares	Value ($)
NRG Energy, Inc.	10,054	365,966
		771,092
Industrial Conglomerates - 1.1%
3M Co.	22,960	3,713,091
General Electric Co.	347,298	2,865,209
Honeywell International, Inc.	28,975	4,769,865
Roper Technologies, Inc.	4,140	1,518,386
		12,866,551
Insurance - 1.9%
Aflac, Inc.	29,691	1,489,894
Allstate Corp. (The)	13,265	1,358,203
American International Group, Inc.	34,637	1,802,509
Aon plc	9,580	1,866,663
Arthur J Gallagher & Co.	7,378	669,258
Assurant, Inc.	2,443	300,489
Chubb Ltd.	18,239	2,850,391
Cincinnati Financial Corp.	6,047	680,227
Everest Re Group Ltd.	1,629	384,249
Globe Life, Inc.	4,026	359,361
Hartford Financial Services Group, Inc. (The)	14,397	839,057
Lincoln National Corp.	8,058	426,107
Loews Corp.	10,686	513,676
Marsh & McLennan Cos., Inc.	20,367	2,034,460
MetLife, Inc.	37,844	1,676,489
Principal Financial Group, Inc.	10,316	549,018
Progressive Corp. (The)	23,257	1,762,881
Prudential Financial, Inc.	16,161	1,294,334
Travelers Cos., Inc. (The)	10,433	1,533,234
Unum Group	8,437	214,384
Willis Towers Watson plc	5,143	1,018,160
		23,623,044
Interactive Media & Services - 3.9%
Alphabet, Inc., Class A*	11,928	14,200,642
Alphabet, Inc., Class C*	12,206	14,501,948
Facebook, Inc., Class A*	95,677	17,764,348
TripAdvisor, Inc.*	4,126	156,747
Twitter, Inc.*	29,078	1,240,177
		47,863,862
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	16,461	29,239,510
Booking Holdings, Inc.*	1,717	3,376,326
eBay, Inc.	32,628	1,314,582
Expedia Group, Inc.	5,512	717,111
		34,647,529
IT Services - 4.6%
Accenture plc, Class A	25,400	5,033,518
Akamai Technologies, Inc.*	6,532	582,197
Alliance Data Systems Corp.	1,576	193,769
Automatic Data Processing, Inc.	17,329	2,943,157
Broadridge Financial Solutions, Inc.	4,619	597,883
Cognizant Technology Solutions Corp., Class A	22,678	1,392,203
DXC Technology Co.	10,684	354,923
Fidelity National Information Services, Inc.	24,408	3,324,858
Fiserv, Inc.*	22,695	2,427,003
FleetCor Technologies, Inc.*	3,438	1,025,899
Gartner, Inc.*	3,582	478,806
Global Payments, Inc.	6,239	1,035,549
International Business Machines Corp.	35,306	4,785,022
Jack Henry & Associates, Inc.	3,081	446,622
Leidos Holdings, Inc.	5,738	501,272
Mastercard, Inc., Class A	35,793	10,071,076
Paychex, Inc.	12,732	1,040,204
PayPal Holdings, Inc.*	46,780	5,101,359
Total System Services, Inc.	6,478	869,477
VeriSign, Inc.*	4,181	852,297
Visa, Inc., Class A	69,251	12,521,966
Western Union Co. (The)	17,156	379,491
		55,958,551
Leisure Products - 0.0%(c)
Hasbro, Inc.	4,614	509,709

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	12,586	894,990
Illumina, Inc.*	5,852	1,646,402
IQVIA Holdings, Inc.*	6,284	974,963
Mettler-Toledo International, Inc.*	982	644,968
PerkinElmer, Inc.	4,416	365,203
Thermo Fisher Scientific, Inc.	15,932	4,573,440
Waters Corp.*	2,770	586,935
		9,686,901
Machinery - 1.2%
Caterpillar, Inc.	22,770	2,709,630
Cummins, Inc.	5,766	860,691
Deere & Co.	12,626	1,955,894
Dover Corp.	5,784	542,192
Flowserve Corp.	5,225	223,003
Fortive Corp.	11,742	832,508
IDEX Corp.	3,018	497,095
Illinois Tool Works, Inc.	11,940	1,789,328
Ingersoll-Rand plc	9,607	1,163,312
PACCAR, Inc.	13,798	904,597
Parker-Hannifin Corp.	5,106	846,421
Pentair plc	6,299	226,260
Snap-on, Inc.	2,206	327,988
Stanley Black & Decker, Inc.	6,038	802,209
Wabtec Corp.	7,246	501,496
Xylem, Inc.	7,171	549,370
		14,731,994
Media - 1.2%
CBS Corp. (Non-Voting), Class B	14,016	589,513
Charter Communications, Inc., Class A*	6,845	2,803,644
Comcast Corp., Class A	180,353	7,982,424
Discovery, Inc., Class A*	6,287	173,521
Discovery, Inc., Class C*	14,357	373,713
DISH Network Corp., Class A*	9,190	308,416
Fox Corp., Class A	14,114	468,161
Fox Corp., Class B	6,460	211,888
Interpublic Group of Cos., Inc. (The)	15,411	306,371
News Corp., Class A	15,347	211,021
News Corp., Class B	4,933	69,851
Omnicom Group, Inc.	8,766	666,742
		14,165,265
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	57,777	530,971
Newmont Goldcorp Corp.	32,645	1,302,209
Nucor Corp.	12,138	594,519
		2,427,699
Multiline Retail - 0.4%
Dollar General Corp.	10,285	1,605,386

Investments	Shares	Value ($)
Dollar Tree, Inc.*	9,459	960,376
Kohl’s Corp.	6,457	305,158
Macy’s, Inc.	12,304	181,607
Nordstrom, Inc.(b)	4,192	121,442
Target Corp.	20,407	2,184,365
		5,358,334
Multi-Utilities - 0.9%
Ameren Corp.	9,783	754,758
CenterPoint Energy, Inc.	20,002	553,855
CMS Energy Corp.	11,295	712,150
Consolidated Edison, Inc.	13,029	1,158,278
Dominion Energy, Inc.	31,944	2,479,813
DTE Energy Co.	7,294	945,740
NiSource, Inc.	14,863	439,202
Public Service Enterprise Group, Inc.	20,125	1,216,959
Sempra Energy	10,927	1,547,591
WEC Energy Group, Inc.	12,562	1,203,063
		11,011,409
Oil, Gas & Consumable Fuels - 3.2%
Apache Corp.	14,964	322,773
Cabot Oil & Gas Corp.	16,853	288,523
Chevron Corp.	75,869	8,931,299
Cimarex Energy Co.	4,038	172,746
Concho Resources, Inc.	7,981	583,810
ConocoPhillips	45,010	2,348,622
Devon Energy Corp.	16,530	363,495
Diamondback Energy, Inc.	6,162	604,369
EOG Resources, Inc.	23,106	1,714,234
Exxon Mobil Corp.	168,508	11,539,428
Hess Corp.	10,154	639,194
HollyFrontier Corp.	6,255	277,472
Kinder Morgan, Inc.	77,528	1,571,493
Marathon Oil Corp.	32,574	385,676
Marathon Petroleum Corp.	26,393	1,298,799
Noble Energy, Inc.	19,040	429,923
Occidental Petroleum Corp.	35,648	1,549,975
ONEOK, Inc.	16,431	1,171,202
Phillips 66	16,636	1,640,809
Pioneer Natural Resources Co.	6,710	828,148
Valero Energy Corp.	16,617	1,250,928
Williams Cos., Inc. (The)	48,287	1,139,573
		39,052,491
Personal Products - 0.1%
Coty, Inc., Class A(b)	11,972	114,332
Estee Lauder Cos., Inc. (The), Class A	8,730	1,728,453
		1,842,785
Pharmaceuticals - 3.5%
Allergan plc	12,274	1,960,403
Bristol-Myers Squibb Co.	65,147	3,131,616
Eli Lilly & Co.	34,411	3,887,411
Johnson & Johnson	105,741	13,572,915
Merck & Co., Inc.	102,543	8,866,893
Mylan NV*	20,523	399,583
Nektar Therapeutics*	6,939	121,918
Perrigo Co. plc	4,986	233,245
Pfizer, Inc.	221,097	7,859,999
Zoetis, Inc.	19,055	2,408,933
		42,442,916
Professional Services - 0.3%
Equifax, Inc.	4,813	704,527
IHS Markit Ltd.*	14,491	950,754
Nielsen Holdings plc	14,161	293,982
Robert Half International, Inc.	4,715	252,111
Verisk Analytics, Inc.	6,514	1,052,272
		3,253,646
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	12,452	650,866

Road & Rail - 0.8%
CSX Corp.	30,615	2,051,817
JB Hunt Transport Services, Inc.	3,470	374,899
Kansas City Southern	4,003	503,578
Norfolk Southern Corp.	10,588	1,842,841
Union Pacific Corp.	28,195	4,566,462
		9,339,597
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	35,295	1,110,028
Analog Devices, Inc.	14,726	1,617,357
Applied Materials, Inc.	37,276	1,789,993
Broadcom, Inc.	15,758	4,453,841
Intel Corp.	178,295	8,452,966
KLA Corp.	6,440	952,476
Lam Research Corp.	5,974	1,257,587
Maxim Integrated Products, Inc.	10,855	592,032
Microchip Technology, Inc.(b)	9,471	817,631
Micron Technology, Inc.*	44,083	1,995,637
NVIDIA Corp.	24,237	4,059,940
Qorvo, Inc.*	4,742	338,721
QUALCOMM, Inc.	48,415	3,765,234
Skyworks Solutions, Inc.	6,874	517,406
Texas Instruments, Inc.	37,365	4,623,919
Xilinx, Inc.	10,115	1,052,567
		37,397,335
Software - 5.4%
Adobe, Inc.*	19,423	5,526,038
ANSYS, Inc.*	3,343	690,530
Autodesk, Inc.*	8,743	1,248,675
Cadence Design Systems, Inc.*	11,196	766,702
Citrix Systems, Inc.	4,984	463,412
Fortinet, Inc.*	5,776	457,344
Intuit, Inc.	10,327	2,977,894
Microsoft Corp.	305,117	42,063,429
Oracle Corp.	96,632	5,030,662
salesforce.com, Inc.*	34,012	5,308,253
Symantec Corp.	24,615	572,299
Synopsys, Inc.*	5,973	847,031
		65,952,269
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	2,852	393,433
AutoZone, Inc.*	971	1,069,741
Best Buy Co., Inc.	9,258	589,272
CarMax, Inc.*	6,617	551,064
Gap, Inc. (The)	8,429	133,094
Home Depot, Inc. (The)	43,816	9,986,105
L Brands, Inc.	9,131	150,753
Lowe’s Cos., Inc.	31,183	3,498,733
O’Reilly Automotive, Inc.*	3,124	1,198,866
Ross Stores, Inc.	14,631	1,551,032
Tiffany & Co.	4,299	364,856
TJX Cos., Inc. (The)	48,294	2,654,721
Tractor Supply Co.	4,805	489,533
Ulta Beauty, Inc.*	2,212	525,859
		23,157,062

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	174,079	36,337,251
Hewlett Packard Enterprise Co.	53,334	737,076
HP, Inc.	59,994	1,097,290
NetApp, Inc.	9,831	472,478
Seagate Technology plc	10,034	503,807
Western Digital Corp.	11,663	667,940
Xerox Holdings Corp.	7,784	225,658
		40,041,500
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.*	6,013	158,623
Hanesbrands, Inc.	14,395	196,636
NIKE, Inc., Class B	50,044	4,228,718
PVH Corp.	2,985	226,263
Ralph Lauren Corp.	2,072	183,040
Tapestry, Inc.	11,558	238,673
Under Armour, Inc., Class A*	7,490	139,389
Under Armour, Inc., Class C*	7,736	130,893
VF Corp.	12,972	1,063,055
		6,565,290
Tobacco - 0.6%
Altria Group, Inc.	74,504	3,258,805
Philip Morris International, Inc.	61,967	4,467,201
		7,726,006
Trading Companies & Distributors - 0.1%
Fastenal Co.	22,788	697,769
United Rentals, Inc.*	3,134	352,763
WW Grainger, Inc.	1,786	488,739
		1,539,271
Water Utilities - 0.1%
American Water Works Co., Inc.	7,192	915,685

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	12,590	982,650

TOTAL COMMON STOCKS (Cost $1,025,136,670)		967,709,605

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $567,019)	567,019	567,019

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 7.7%

REPURCHASE AGREEMENTS(e) - 7.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $93,836,896 (Cost $93,814,706)	93,814,706	93,814,706

Total Investments - 87.0% (Cost $1,119,518,395)		1,062,091,330
Other Assets Less Liabilities - 13.0%		158,673,910
Net Assets - 100.0%		1,220,765,240

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $347,590,481.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $563,007, collateralized in the form of cash with a value of $567,019 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,614 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.13%, and maturity dates ranging from September 19, 2019 — May 15, 2049; a total value of $570,633.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $567,019.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	952	9/20/2019	USD	$139,146,700	$1,301,247

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
16,128,924	11/6/2019	Bank of America NA	2.51%	SPDR® S&P 500® ETF Trust	1,709,881
318,338,619	11/6/2019	Bank of America NA	2.41%	S&P 500®	12,687,933
370,664,224	11/6/2020	BNP Paribas SA	2.76%	S&P 500®	32,040,885
176,312,926	12/10/2019	Citibank NA	2.64%	S&P 500®	64,801,855
17,809,771	11/6/2019	Credit Suisse International	2.81%	S&P 500®	(18,784,372)
12,098,431	11/6/2019	Goldman Sachs International	2.59%	SPDR® S&P 500® ETF Trust	1,273,542
458,153,321	11/6/2019	Goldman Sachs International	2.69%	S&P 500®	11,085,878
5,495,901	11/6/2019	Morgan Stanley & Co. International plc	2.61%	SPDR® S&P 500® ETF Trust	635,085
22,463,618	12/2/2019	Morgan Stanley & Co. International plc	2.71%	S&P 500®	(896,869)
554,713,888	11/6/2019	Societe Generale	2.56%	S&P 500®	15,789,590
603,348,606	11/6/2020	UBS AG	2.71%	S&P 500®	22,170,748
2,555,528,229					142,514,156
				Total Unrealized Appreciation	162,195,397
				Total Unrealized Depreciation	(19,681,241)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD     U.S. Dollar

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 164.5%

REPURCHASE AGREEMENTS(a) - 58.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $18,027,125 (Cost $18,022,863)	18,022,863	18,022,863
U.S. TREASURY OBLIGATIONS(b) - 106.5%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	1,834,000	1,833,819
2.25%, 9/12/2019(c)	3,212,000	3,210,498
2.06%, 9/19/2019(c)	2,485,000	2,482,846
2.20%, 10/10/2019(c)	3,248,000	3,241,340
2.06%, 10/17/2019(c)	2,386,000	2,380,211
2.06%, 10/24/2019(c)	2,386,000	2,379,451
1.96%, 10/31/2019(c)	2,283,000	2,275,882
2.10%, 11/7/2019(c)	3,203,000	3,191,781
2.00%, 11/21/2019(c)	1,193,000	1,187,939
2.28%, 12/5/2019(c)	2,027,000	2,016,977
1.90%, 1/2/2020(c)	1,966,000	1,953,691
1.90%, 1/30/2020(c)	1,966,000	1,951,069
1.82%, 2/27/2020(c)	850,000	842,373
1.77%, 3/26/2020(c)	850,000	841,536
1.75%, 4/23/2020(c)	850,000	840,298
1.81%, 5/21/2020(c)	827,000	816,511
1.80%, 6/18/2020(c)	827,000	815,468
1.80%, 7/16/2020(c)	827,000	814,393
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,066,870)		33,076,083

TOTAL SHORT-TERM INVESTMENTS (Cost $51,089,733)		51,098,946

Total Investments - 164.5% (Cost $51,089,733)		51,098,946
Liabilities in excess of other assets - (64.5%)		(20,032,595)
Net Assets - 100.0%		31,066,351

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,020,820.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	3	12/19/2019	USD	$495,750	$1,542

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(8,963,520)	1/6/2020	Bank of America NA	(1.92)%	ICE U.S. Treasury 20+ Year Bond Index	(3,579,028)
(43,822,282)	3/6/2020	Citibank NA	(1.86)%	ICE U.S. Treasury 20+ Year Bond Index	(5,757,081)
(6,298,673)	11/6/2020	Goldman Sachs International	(1.86)%	ICE U.S. Treasury 20+ Year Bond Index	(668,363)
(33,670,752)	3/6/2020	Societe Generale	(1.89)%	ICE U.S. Treasury 20+ Year Bond Index	(14,922,499)
(92,755,227)					(24,926,971)
				Total Unrealized Depreciation	(24,926,971)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraPro Short Communication Services Select Sector

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.2%

REPURCHASE AGREEMENTS(a) - 84.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $557,070 (Cost $556,939)	556,939	556,939
Total Investments - 84.2% (Cost $556,939)		556,939
Other Assets Less Liabilities - 15.8%		104,880
Net Assets - 100.0%		661,819

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(743,504)	12/7/2020	Goldman Sachs International	(2.29)%	Communication Services Select Sector Index(3)	(116,109)
(96,303)	11/8/2021	Societe Generale	(2.16)%	Communication Services Select Sector Index(3)	16,711
(1,143,732)	12/7/2020	UBS AG	(1.96)%	Communication Services Select Sector Index(3)	(40,167)
(1,983,539)					(139,565)
				Total Unrealized Appreciation	16,711
				Total Unrealized Depreciation	(156,276)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Communication Services Select Sector for the components of the underlying reference instrument and their relative weightings.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 122.0%

REPURCHASE AGREEMENTS(a) - 24.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $59,542,391 (Cost $59,528,311)	59,528,311	59,528,311

U.S. TREASURY OBLIGATIONS(b) - 97.5%
U.S. Treasury Bills
2.26%, 9/5/2019(c)	17,000,000	16,998,328
2.25%, 9/12/2019(c)	23,000,000	22,989,319
2.20%, 9/19/2019(c)	16,000,000	15,986,116
2.20%, 10/10/2019(c)	22,000,000	21,954,891
2.18%, 10/17/2019(c)	16,000,000	15,961,084
2.17%, 10/24/2019(c)	17,000,000	16,953,302
1.96%, 10/31/2019(c)	15,000,000	14,953,207
2.20%, 11/7/2019(c)	21,000,000	20,926,299
1.99%, 11/21/2019(c)	18,000,000	17,923,568
2.18%, 12/5/2019(c)	15,000,000	14,926,763
2.17%, 1/2/2020(c)	13,000,000	12,918,430
2.12%, 1/30/2020(c)	15,000,000	14,885,984
1.98%, 2/27/2020(c)	16,000,000	15,856,040
2.26%, 3/26/2020(c)	5,000,000	4,950,167
2.26%, 4/23/2020(c)	5,000,000	4,942,923
2.33%, 5/21/2020(c)	4,000,000	3,949,318
TOTAL U.S. TREASURY OBLIGATIONS (Cost $236,928,125)		237,075,739

TOTAL SHORT-TERM INVESTMENTS (Cost $296,456,436)		296,604,050

Total Investments - 122.0% (Cost $296,456,436)		296,604,050
Liabilities in excess of other assets - (22.0%)		(53,466,292)
Net Assets - 100.0%		243,137,758

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $93,753,555.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	129	9/20/2019	USD	$17,024,130	$538,853

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(124,419,173)	11/6/2020	Bank of America NA	(2.32)%	Dow Jones Industrial AverageSM	479,512
(27,036,959)	11/6/2019	BNP Paribas SA	(2.46)%	Dow Jones Industrial AverageSM	1,311,707
(16,575,583)	11/6/2020	Citibank NA	(2.46)%	Dow Jones Industrial AverageSM	(8,658,881)
(32,398,726)	11/6/2019	Credit Suisse International	(2.51)%	Dow Jones Industrial AverageSM	(891,259)
(1,906,554)	11/6/2019	Goldman Sachs International	(2.34)%	Dow Jones Industrial AverageSM	(657,519)
(1,620,775)	11/6/2019	Goldman Sachs International	(2.19)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(448,322)
(108,063,107)	11/6/2019	Morgan Stanley & Co. International plc	(2.31)%	Dow Jones Industrial AverageSM	(6,412,195)
(360,161,941)	11/6/2019	Societe Generale	(2.41)%	Dow Jones Industrial AverageSM	(64,170,194)
(40,310,653)	11/6/2020	UBS AG	(2.41)%	Dow Jones Industrial AverageSM	(2,069,044)
(712,493,471)					(81,516,195)
				Total Unrealized Appreciation	1,791,219
				Total Unrealized Depreciation	(83,307,414)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                U.S. Dollar

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.6%

REPURCHASE AGREEMENTS(a) - 99.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,927,884 (Cost $1,927,428)	1,927,428	1,927,428

Total Investments - 99.6% (Cost $1,927,428)		1,927,428
Other Assets Less Liabilities - 0.4%		7,612
Net Assets - 100.0%		1,935,040

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(23,087)	11/6/2019	Bank of America NA	(2.01)%	S&P Financial Select Sector Index(3)	(9,192)
(2,102,727)	11/6/2019	Morgan Stanley & Co. International plc	(2.41)%	S&P Financial Select Sector Index(3)	(180,554)
(3,084,511)	11/6/2020	Societe Generale	(2.06)%	S&P Financial Select Sector Index(3)	(30,141)
(598,728)	11/6/2019	UBS AG	(1.96)%	S&P Financial Select Sector Index(3)	(359,147)
(5,809,053)					(579,034)
				Total Unrealized Depreciation	(579,034)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)

See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.6%

REPURCHASE AGREEMENTS(a) - 89.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,779,535 (Cost $2,778,878)	2,778,878	2,778,878

Total Investments - 89.6% (Cost $2,778,878)		2,778,878
Other Assets Less Liabilities - 10.4%		321,863
Net Assets - 100.0%		3,100,741

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	9/20/2019	USD	$376,240	$10,893

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,196,297)	11/6/2019	Bank of America NA	(2.31)%	S&P MidCap 400®	6,974
(490,837)	11/6/2020	BNP Paribas SA	(2.31)%	S&P MidCap 400®	11,270
(758,331)	11/6/2019	Citibank NA	(2.34)%	S&P MidCap 400®	(146,229)
(69,446)	11/6/2019	Credit Suisse International	(2.36)%	S&P MidCap 400®	271
(179,113)	11/6/2019	Goldman Sachs International	(1.89)%	SPDR® S&P MidCap 400® ETF Trust	(2,470)
(2,486,677)	11/6/2020	Morgan Stanley & Co. International plc	(2.11)%	S&P MidCap 400®	(277,243)
(3,745,304)	11/6/2020	Societe Generale	(2.11)%	S&P MidCap 400®	(830,392)
(8,926,005)					(1,237,819)
				Total Unrealized Appreciation	18,515
				Total Unrealized Depreciation	(1,256,334)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD     U.S. Dollar

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.7%

REPURCHASE AGREEMENTS(a) - 61.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,377,172 (Cost $2,376,610)	2,376,610	2,376,610

Total Investments - 61.7% (Cost $2,376,610)		2,376,610
Other Assets Less Liabilities - 38.3%		1,475,647
Net Assets - 100.0%		3,852,257

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,557,824)	11/6/2019	Bank of America NA	(1.91)%	NASDAQ Biotechnology Index®	(956,998)
(2,719,232)	11/6/2019	Goldman Sachs International	(1.69)%	NASDAQ Biotechnology Index®	211,426
(2,807,996)	11/13/2019	Societe Generale	(2.21)%	NASDAQ Biotechnology Index®	96,280
(466,112)	11/6/2019	UBS AG	(1.21)%	NASDAQ Biotechnology Index®	(368,606)
(11,551,164)					(1,017,898)
				Total Unrealized Appreciation	307,706
				Total Unrealized Depreciation	(1,325,604)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short QQQ

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 135.9%

REPURCHASE AGREEMENTS(a) - 39.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $455,904,633 (Cost $455,796,824)	455,796,824	455,796,824

U.S. TREASURY OBLIGATIONS(b) - 96.6%
U.S. Treasury Bills
2.29%, 9/5/2019(c)	76,000,000	75,992,527
2.29%, 9/12/2019(c)	103,000,000	102,952,169
2.20%, 9/19/2019(c)	79,000,000	78,931,445
2.22%, 10/10/2019(c)	102,000,000	101,790,857
2.19%, 10/17/2019(c)	75,000,000	74,817,584
2.19%, 10/24/2019(c)	73,000,000	72,799,475
1.96%, 10/31/2019(c)	69,000,000	68,784,754
2.22%, 11/7/2019(c)	97,000,000	96,659,574
1.98%, 11/21/2019(c)	97,000,000	96,588,114
2.19%, 12/5/2019(c)	69,000,000	68,663,107
2.16%, 1/2/2020(c)	65,000,000	64,592,149
2.13%, 1/30/2020(c)	69,000,000	68,475,526
1.98%, 2/27/2020(c)	81,000,000	80,271,202
2.26%, 3/26/2020(c)	25,000,000	24,750,832
2.26%, 4/23/2020(c)	25,000,000	24,714,616
2.33%, 5/21/2020(c)	19,000,000	18,759,259
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,118,827,499)		1,119,543,190

TOTAL SHORT-TERM INVESTMENTS (Cost $1,574,624,323)		1,575,340,014

Total Investments - 135.9% (Cost $1,574,624,323)		1,575,340,014
Liabilities in excess of other assets - (35.9%)		(415,965,183)
Net Assets - 100.0%		1,159,374,831

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $602,906,888.
(c)	The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	622	9/20/2019	USD	$95,679,150	$2,832,360

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(597,366,446)	11/6/2020	Bank of America NA	(2.11)%	NASDAQ-100 Index®	(49,469,181)
(472,696,551)	11/6/2019	BNP Paribas SA	(2.41)%	NASDAQ-100 Index®	(84,560,531)
(613,821,671)	11/6/2020	Citibank NA	(2.41)%	NASDAQ-100 Index®	(57,570,744)
(273,401,698)	11/6/2019	Credit Suisse International	(2.51)%	NASDAQ-100 Index®	(25,115,379)
(113,997,909)	11/6/2019	Goldman Sachs International	(2.44)%	NASDAQ-100 Index®	(28,907,188)
(9,067,844)	11/6/2020	Goldman Sachs International	(2.24)%	PowerShares QQQ TrustSM, Series 1	116,361
(18,296,014)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	PowerShares QQQ TrustSM, Series 1	(486,075)
(16,308,443)	11/6/2019	Morgan Stanley & Co. International plc	(2.31)%	NASDAQ-100 Index®	4,972,965
(923,667,934)	11/6/2019	Societe Generale	(2.41)%	NASDAQ-100 Index®	(144,758,534)
(343,900,789)	11/6/2020	UBS AG	(2.36)%	NASDAQ-100 Index®	(66,203,911)
(3,382,525,299)					(451,982,217)
				Total Unrealized Appreciation	5,089,326
				Total Unrealized Depreciation	(457,071,543)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD     U.S. Dollar

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.1%

REPURCHASE AGREEMENTS(a) - 41.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $30,479,891 (Cost $30,472,684)	30,472,684	30,472,684

U.S. TREASURY OBLIGATIONS(b) - 74.4%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	3,200,000	3,199,685
2.24%, 9/12/2019(c)	5,267,000	5,264,554
2.07%, 9/19/2019(c)	4,213,000	4,209,344
2.17%, 10/10/2019(c)	5,505,000	5,493,712
2.06%, 10/17/2019(c)	4,045,000	4,035,162
2.06%, 10/24/2019(c)	4,045,000	4,033,889
1.96%, 10/31/2019(c)	3,641,000	3,629,642
2.11%, 11/7/2019(c)	5,107,000	5,089,077
2.00%, 11/21/2019(c)	2,022,000	2,013,414
2.21%, 12/5/2019(c)	3,186,000	3,170,444
1.90%, 1/2/2020(c)	3,135,000	3,115,329
1.90%, 1/30/2020(c)	3,135,000	3,111,171
1.82%, 2/27/2020(c)	1,336,000	1,323,979
1.77%, 3/26/2020(c)	1,336,000	1,322,685
1.75%, 4/23/2020(c)	1,336,000	1,320,749
1.81%, 5/21/2020(c)	1,356,000	1,338,819
1.80%, 6/18/2020(c)	1,356,000	1,337,086
1.80%, 7/16/2020(c)	1,356,000	1,335,333
TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,329,617)		54,344,074

TOTAL SHORT-TERM INVESTMENTS (Cost $84,802,301)		84,816,758
Total Investments - 116.1% (Cost $84,802,301)		84,816,758
Liabilities in excess of other assets - (16.1%)		(11,791,957)
Net Assets - 100.0%		73,024,801

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $23,371,673.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2019:

	Number of	Expiration	Trading		Value and Unrealized
	Contracts	Date	Currency	Notional Amount	Appreciation
Russell 2000 E-Mini Index	118	9/20/2019	USD	$8,819,320	$351,151

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(19,633,087)	11/6/2019	Bank of America NA	(2.01)%	Russell 2000® Index	(330,262)
(4,306,634)	11/6/2019	BNP Paribas SA	(1.81)%	Russell 2000® Index	505,506
(37,660,839)	11/6/2019	Citibank NA	(1.79)%	Russell 2000® Index	(820,024)
(1,571,398)	11/6/2019	Credit Suisse International	(1.96)%	Russell 2000® Index	(15,699)
(731,992)	11/6/2019	Goldman Sachs International	(1.89)%	Russell 2000® Index	281,150
(25,033,278)	11/6/2019	Morgan Stanley & Co. International plc	(1.81)%	Russell 2000® Index	5,269,426
(548,334)	11/6/2019	Morgan Stanley & Co. International plc	(1.61)%	iShares® Russell 2000 ETF	2,455
(93,996,403)	11/6/2020	Societe Generale	(1.81)%	Russell 2000® Index	(18,250,476)
(26,878,799)	11/6/2020	UBS AG	(1.71)%	Russell 2000® Index	(6,379,361)
(210,360,764)					(19,737,285)
				Total Unrealized Appreciation	6,058,537
				Total Unrealized Depreciation	(25,795,822)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 117.7%

REPURCHASE AGREEMENTS(a) - 33.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $211,691,146 (Cost $211,641,087)	211,641,087	211,641,087
U.S. TREASURY OBLIGATIONS(b) - 84.2%
U.S. Treasury Bills
2.28%, 9/5/2019(c)	36,000,000	35,996,460
2.27%, 9/12/2019(c)	49,000,000	48,977,245
2.19%, 9/19/2019(c)	36,000,000	35,968,760
2.20%, 10/10/2019(c)	48,000,000	47,901,580
2.18%, 10/17/2019(c)	35,000,000	34,914,872
2.17%, 10/24/2019(c)	35,000,000	34,903,858
1.96%, 10/31/2019(c)	34,000,000	33,893,937
2.20%, 11/7/2019(c)	47,000,000	46,835,051
1.98%, 11/21/2019(c)	47,000,000	46,800,426
2.20%, 12/5/2019(c)	32,000,000	31,843,760
2.14%, 1/2/2020(c)	30,000,000	29,811,761
2.11%, 1/30/2020(c)	32,000,000	31,756,766
1.96%, 2/27/2020(c)	39,000,000	38,649,098
2.15%, 3/26/2020(c)	13,000,000	12,870,433
2.14%, 4/23/2020(c)	13,000,000	12,851,600
2.33%, 5/21/2020(c)	8,000,000	7,898,635
TOTAL U.S. TREASURY OBLIGATIONS (Cost $531,562,887)		531,874,242

TOTAL SHORT-TERM INVESTMENTS (Cost $743,203,974)		743,515,329

Total Investments - 117.7% (Cost $743,203,974)		743,515,329
Liabilities in excess of other assets - (17.7%)		(111,827,792)
Net Assets - 100.0%		631,687,537

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $267,522,593.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	638	9/20/2019	USD	$93,251,675	$1,214,818

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(153,389,901)	11/6/2019	Bank of America NA	(2.21)%	S&P 500®	(24,692,686)
(357,308,583)	11/6/2020	BNP Paribas SA	(2.46)%	S&P 500®	(18,182,106)
(265,259,266)	11/6/2020	Citibank NA	(2.49)%	S&P 500®	(25,415,796)
(163,132,595)	11/6/2019	Credit Suisse International	(2.51)%	S&P 500®	(31,360,685)
(190,051,359)	11/6/2019	Goldman Sachs International	(2.49)%	S&P 500®	(9,576,103)
(1,047,751)	11/6/2019	Goldman Sachs International	(2.39)%	SPDR® S&P 500® ETF Trust	(58,432)
(19,174,687)	1/6/2020	Morgan Stanley & Co. International plc	(2.41)%	S&P 500®	13,848,799
(260,906,361)	11/6/2019	Societe Generale	(2.41)%	S&P 500®	(25,826,218)
(391,523,732)	11/6/2020	UBS AG	(2.36)%	S&P 500®	(16,931,914)
(1,801,794,235)					(138,195,141)
				Total Unrealized Appreciation	13,848,799
				Total Unrealized Depreciation	(152,043,940)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                    U.S. Dollar

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 134.0%

REPURCHASE AGREEMENTS(a) - 50.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $26,653,447 (Cost $26,647,145)	26,647,145	26,647,145

U.S. TREASURY OBLIGATIONS(b) - 83.3%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	2,902,000	2,901,714
2.33%, 9/12/2019(c)	3,911,000	3,909,172
2.07%, 9/19/2019(c)	3,485,000	3,481,980
2.21%, 10/10/2019(c)	4,554,000	4,544,662
2.07%, 10/17/2019(c)	3,346,000	3,337,882
2.06%, 10/24/2019(c)	3,346,000	3,336,816
1.96%, 10/31/2019(c)	4,000,000	3,987,528
2.09%, 11/7/2019(c)	5,379,000	5,360,159
1.96%, 11/21/2019(c)	4,673,000	4,653,174
2.41%, 12/5/2019(c)	2,399,000	2,387,138
1.84%, 2/27/2020(c)	4,000,000	3,964,108
1.77%, 3/26/2020(c)	1,000,000	990,042
1.75%, 4/23/2020(c)	1,000,000	988,586
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,831,164)		43,842,961

TOTAL SHORT-TERM INVESTMENTS (Cost $70,478,309)		70,490,106

Total Investments - 134.0% (Cost $70,478,309)		70,490,106
Liabilities in excess of other assets - (34.0%)		(17,888,252)
Net Assets - 100.0%		52,601,854

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $18,011,761.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	10	12/19/2019	USD	$1,317,188	$923

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,924,033)	3/6/2020	Citibank NA	(1.74)%	ICE U.S. Treasury 7-10 Year Bond Index	(1,621,622)
(100,525,167)	12/6/2019	Societe Generale	(1.89)%	ICE U.S. Treasury 7-10 Year Bond Index	(16,268,486)
(104,449,200)					(17,890,108)
				Total Unrealized Depreciation	(17,890,108)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                    U.S. Dollar

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 155.9%

REPURCHASE AGREEMENTS(a) - 38.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $263,034,646 (Cost $262,972,447)	262,972,447	262,972,447

U.S. TREASURY OBLIGATIONS(b) - 117.7%
U.S. Treasury Bills
2.30%, 9/5/2019(c)	56,000,000	55,994,486
2.29%, 9/12/2019(c)	76,000,000	75,964,470
2.20%, 9/19/2019(c)	55,000,000	54,952,333
2.22%, 10/10/2019(c)	73,000,000	72,850,319
2.19%, 10/17/2019(c)	54,000,000	53,868,990
2.18%, 10/24/2019(c)	54,000,000	53,851,781
1.96%, 10/31/2019(c)	54,000,000	53,831,633
2.24%, 11/7/2019(c)	76,000,000	75,733,789
1.99%, 11/21/2019(c)	66,000,000	65,719,989
2.26%, 12/5/2019(c)	49,000,000	48,757,707
2.20%, 1/2/2020(c)	46,000,000	45,711,998
2.13%, 1/30/2020(c)	49,000,000	48,627,852
1.99%, 2/27/2020(c)	55,000,000	54,506,489
2.23%, 3/26/2020(c)	19,000,000	18,810,795
2.18%, 4/23/2020(c)	19,000,000	18,783,139
2.33%, 5/21/2020(c)	14,000,000	13,822,426
TOTAL U.S. TREASURY OBLIGATIONS (Cost $811,262,095)		811,788,196

TOTAL SHORT-TERM INVESTMENTS (Cost $1,074,234,542)		1,074,760,643

Total Investments - 155.9% (Cost $1,074,234,542)		1,074,760,643
Liabilities in excess of other assets - (55.9%)		(385,586,332)
Net Assets - 100.0%		689,174,311

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $389,733,877.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	64	12/19/2019	USD	$10,576,000	$32,903

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(365,167,654)	1/6/2020	Bank of America NA	(1.92)%	ICE U.S. Treasury 20+ Year Bond Index	(118,956,770)
(335,745,175)	3/6/2020	Citibank NA	(1.86)%	ICE U.S. Treasury 20+ Year Bond Index	(84,262,017)
(409,742,877)	12/6/2020	Goldman Sachs International	(1.86)%	ICE U.S. Treasury 20+ Year Bond Index	(113,654,341)
(259,018,781)	3/6/2020	Societe Generale	(1.89)%	ICE U.S. Treasury 20+ Year Bond Index	(68,329,406)
(1,369,674,487)					(385,202,534)
				Total Unrealized Depreciation	(385,202,534)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 72.1%

REPURCHASE AGREEMENTS(a) - 72.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $5,576,577 (Cost $5,575,258)	5,575,258	5,575,258

Total Investments - 72.1% (Cost $5,575,258)		5,575,258
Other Assets Less Liabilities - 27.9%		2,158,243
Net Assets - 100.0%		7,733,501

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,904,768)	11/6/2020	Bank of America NA	(2.06)%	Dow Jones U.S. Basic MaterialsSM Index	138,619
(848,379)	11/6/2020	Credit Suisse International	(2.51)%	Dow Jones U.S. Basic MaterialsSM Index	66,940
(2,363,287)	11/13/2019	Morgan Stanley & Co. International plc	(2.31)%	Dow Jones U.S. Basic MaterialsSM Index	175,345
(2,968,686)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. Basic MaterialsSM Index	(40,159)
(6,385,708)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. Basic MaterialsSM Index	(270,194)
(15,470,828)					70,551
				Total Unrealized Appreciation	380,904
				Total Unrealized Depreciation	(310,353)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Communication Services Select Sector

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 115.1%

REPURCHASE AGREEMENTS(a) - 115.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $887,524 (Cost $887,314)	887,314	887,314

Total Investments - 115.1% (Cost $887,314)		887,314
Liabilities in excess of other assets - (15.1%)		(116,208)
Net Assets - 100.0%		771,106

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(314,539)	12/7/2020	Goldman Sachs International	(2.29)%	Communication Services Select Sector Index(3)	(63,568)
(241,794)	11/8/2021	Societe Generale	(2.16)%	Communication Services Select Sector Index(3)	16,325
(985,039)	12/7/2020	UBS AG	(1.96)%	Communication Services Select Sector Index(3)	(53,551)
(1,541,372)					(100,794)
				Total Unrealized Appreciation	16,325
				Total Unrealized Depreciation	(117,119)

(1)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Communication Services Select Sector for the components of the underlying reference instrument and their relative weightings.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 107.6%

REPURCHASE AGREEMENTS(a) - 107.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,674,653 (Cost $3,673,784)	3,673,784	3,673,784

Total Investments - 107.6% (Cost $3,673,784)		3,673,784
Liabilities in excess of other assets - (7.6%)		(258,892)
Net Assets - 100.0%		3,414,892

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(921,634)	11/6/2019	Bank of America NA	(2.06)%	Dow Jones U.S. Consumer GoodsSM Index	17,870
(279,217)	11/6/2019	Bank of America NA	(1.71)%	iShares® U.S. Consumer Goods ETF	(24,094)
(9,417)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Consumer GoodsSM Index	(410)
(165,333)	11/13/2019	Morgan Stanley & Co. International plc	(1.71)%	iShares® U.S. Consumer Goods ETF	(11,570)
(97,697)	11/13/2019	Morgan Stanley & Co. International plc	(2.21)%	Dow Jones U.S. Consumer GoodsSM Index	(4,741)
(3,654,756)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. Consumer GoodsSM Index	(119,963)
(1,701,887)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. Consumer GoodsSM Index	(338,857)
(6,829,941)					(481,765)
				Total Unrealized Appreciation	17,870
				Total Unrealized Depreciation	(499,635)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 253.0%

REPURCHASE AGREEMENTS(a) - 253.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,186,702 (Cost $3,185,947)	3,185,947	3,185,947

Total Investments - 253.0% (Cost $3,185,947)		3,185,947
Liabilities in excess of other assets - (153.0%)		(1,926,587)
Net Assets - 100.0%		1,259,360

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(254,349)	11/6/2019	Bank of America NA	(2.11)%	Dow Jones U.S. Consumer ServicesSM Index	(135,722)
(29,488)	11/6/2019	Bank of America NA	(1.71)%	iShares® U.S. Consumer Services ETF	(13,170)
(50,519)	12/7/2020	BNP Paribas SA	(2.21)%	Dow Jones U.S. Consumer ServicesSM Index	(487)
(31,864)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Consumer ServicesSM Index	(28,006)
(154,514)	11/13/2019	Morgan Stanley & Co. International plc	(2.36)%	Dow Jones U.S. Consumer ServicesSM Index	(117,017)
(13,190)	11/13/2019	Morgan Stanley & Co. International plc	(1.71)%	iShares® U.S. Consumer Services ETF	(3,014)
(761,488)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. Consumer ServicesSM Index	(432,871)
(1,223,819)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. Consumer ServicesSM Index	(239,408)
(2,519,231)					(969,695)
				Total Unrealized Depreciation	(969,695)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 107.3%

REPURCHASE AGREEMENTS(a) - 23.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $40,500,179 (Cost $40,490,602)	40,490,602	40,490,602

U.S. TREASURY OBLIGATIONS(b) - 83.4%
U.S. Treasury Bills
2.26%, 9/5/2019(c)	10,000,000	9,999,017
2.25%, 9/12/2019(c)	14,000,000	13,993,499
2.19%, 9/19/2019(c)	9,000,000	8,992,190
2.19%, 10/10/2019(c)	13,000,000	12,973,344
2.17%, 10/17/2019(c)	10,000,000	9,975,678
2.16%, 10/24/2019(c)	10,000,000	9,972,531
1.96%, 10/31/2019(c)	8,000,000	7,975,044
2.22%, 11/7/2019(c)	12,000,000	11,957,885
1.99%, 11/21/2019(c)	12,000,000	11,949,045
2.19%, 12/5/2019(c)	9,000,000	8,956,057
2.14%, 1/2/2020(c)	8,000,000	7,949,803
2.10%, 1/30/2020(c)	9,000,000	8,931,590
1.96%, 2/27/2020(c)	10,000,000	9,910,025
2.18%, 3/26/2020(c)	3,000,000	2,970,100
2.17%, 4/23/2020(c)	3,000,000	2,965,754
2.33%, 5/21/2020(c)	2,000,000	1,974,659
TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,364,452)		141,446,221

TOTAL SHORT-TERM INVESTMENTS (Cost $181,855,054)		181,936,823

Total Investments - 107.3% (Cost $181,855,054)		181,936,823
Liabilities in excess of other assets - (7.3%)		(12,405,987)
Net Assets - 100.0%		169,530,836

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $44,092,592.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	112	9/20/2019	USD	$14,780,640	$(47,938)

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(48,883,878)	11/6/2020	Bank of America NA	(2.32)%	Dow Jones Industrial AverageSM	(1,119,667)
(131,356,318)	11/6/2019	BNP Paribas SA	(2.46)%	Dow Jones Industrial AverageSM	(6,876,019)
(30,582,682)	11/6/2020	Citibank NA	(2.46)%	Dow Jones Industrial AverageSM	(7,112,185)
(25,693,692)	11/6/2019	Credit Suisse International	(2.51)%	Dow Jones Industrial AverageSM	(4,258,704)
(30,637,389)	11/6/2020	Goldman Sachs International	(2.34)%	Dow Jones Industrial AverageSM	(8,080,969)
(1,340,033)	11/6/2020	Goldman Sachs International	(2.19)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(39,812)
(34,049,115)	11/6/2019	Societe Generale	(2.41)%	Dow Jones Industrial AverageSM	(5,945,906)
(21,793,056)	11/6/2020	UBS AG	(2.41)%	Dow Jones Industrial AverageSM	(813,845)
(324,336,163)					(34,247,107)
				Total Unrealized Depreciation	(34,247,107)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                    U.S. Dollar

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.7%

REPURCHASE AGREEMENTS(a) - 39.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $12,338,961 (Cost $12,336,043)	12,336,043	12,336,043

U.S. TREASURY OBLIGATIONS(b) - 60.1%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	1,129,000	1,128,889
2.26%, 9/12/2019(c)	1,842,000	1,841,145
2.07%, 9/19/2019(c)	1,371,000	1,369,810
2.20%, 10/10/2019(c)	1,791,000	1,787,328
2.07%, 10/17/2019(c)	1,316,000	1,312,799
2.06%, 10/24/2019(c)	1,316,000	1,312,385
1.96%, 10/31/2019(c)	1,312,000	1,307,907
2.10%, 11/7/2019(c)	1,840,000	1,833,542
2.00%, 11/21/2019(c)	658,000	655,206
2.24%, 12/5/2019(c)	1,131,000	1,125,478
1.90%, 1/2/2020(c)	1,130,000	1,122,910
1.90%, 1/30/2020(c)	1,130,000	1,121,411
1.82%, 2/27/2020(c)	474,000	469,735
1.77%, 3/26/2020(c)	474,000	469,276
1.75%, 4/23/2020(c)	474,000	468,589
1.81%, 5/21/2020(c)	474,000	467,994
1.80%, 6/18/2020(c)	474,000	467,388
1.80%, 7/16/2020(c)	474,000	466,776
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,723,409)		18,728,568

TOTAL SHORT-TERM INVESTMENTS (Cost $31,059,452)		31,064,611

Total Investments - 99.7% (Cost $31,059,452)		31,064,611
Other Assets Less Liabilities - 0.3%		105,849
Net Assets - 100.0%		31,170,460

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,699,941.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,722,063)	11/6/2019	Bank of America NA	(2.31)%	Dow Jones U.S. FinancialsSM Index(3)	(696,175)
(5,674,350)	12/7/2020	BNP Paribas SA	(2.36)%	Dow Jones U.S. FinancialsSM Index(3)	(137,398)
(12,832,276)	12/7/2020	Citibank NA	(2.29)%	Dow Jones U.S. FinancialsSM Index(3)	(160,226)
(9,298,873)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. FinancialsSM Index(3)	(1,499,834)
(7,189,064)	11/6/2019	Goldman Sachs International	(2.39)%	Dow Jones U.S. FinancialsSM Index(3)	1,482,432
(982,184)	11/13/2019	Morgan Stanley & Co. International plc	(2.31)%	Dow Jones U.S. FinancialsSM Index(3)	(210,280)
(9,481,953)	11/6/2019	Societe Generale	(2.21)%	Dow Jones U.S. FinancialsSM Index(3)	(1,076,212)
(14,186,407)	11/6/2019	UBS AG	(2.31)%	Dow Jones U.S. FinancialsSM Index(3)	(3,491,357)
(62,367,170)					(5,789,050)
				Total Unrealized Appreciation	1,482,432
				Total Unrealized Depreciation	(7,271,482)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.1%

REPURCHASE AGREEMENTS(a) - 26.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $11,464,606 (Cost $11,461,894)	11,461,894	11,461,894

U.S. TREASURY OBLIGATIONS(b) - 54.3%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	1,310,000	1,309,871
2.25%, 9/12/2019(c)	2,261,000	2,259,950
2.06%, 9/19/2019(c)	1,754,000	1,752,478
2.20%, 10/10/2019(c)	2,292,000	2,287,301
2.06%, 10/17/2019(c)	1,684,000	1,679,904
2.06%, 10/24/2019(c)	1,684,000	1,679,374
1.96%, 10/31/2019(c)	1,610,000	1,604,978
2.11%, 11/7/2019(c)	2,258,000	2,250,075
2.00%, 11/21/2019(c)	842,000	838,425
2.23%, 12/5/2019(c)	1,388,000	1,381,223
1.90%, 1/2/2020(c)	1,386,000	1,377,303
1.90%, 1/30/2020(c)	1,386,000	1,375,465
1.82%, 2/27/2020(c)	582,000	576,764
1.77%, 3/26/2020(c)	582,000	576,199
1.75%, 4/23/2020(c)	582,000	575,356
1.81%, 5/21/2020(c)	582,000	574,626
1.80%, 6/18/2020(c)	582,000	573,882
1.80%, 7/16/2020(c)	582,000	573,130
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,239,958)		23,246,304

TOTAL SHORT-TERM INVESTMENTS (Cost $34,701,852)		34,708,198

Total Investments - 81.1% (Cost $34,701,852)		34,708,198
Other Assets Less Liabilities - 18.9%		8,073,178
Net Assets - 100.0%		42,781,376

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,572,784.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements(1)

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(42,550,031)	11/6/2020	Bank of America NA	(1.41)%	iShares® China Large-Cap ETF	623,858
(3,466,012)	11/6/2020	Citibank NA	0.61%	iShares® China Large-Cap ETF	(461,852)
(20,023,044)	11/6/2019	Credit Suisse International	(0.96)%	iShares® China Large-Cap ETF	1,368,122
(2,242,488)	11/6/2019	Goldman Sachs International	(0.39)%	iShares® China Large-Cap ETF	181,006
(902,384)	11/6/2020	Morgan Stanley & Co. International plc	(0.71)%	iShares® China Large-Cap ETF	33,605
(11,607,740)	11/6/2019	Societe Generale	(0.71)%	iShares® China Large-Cap ETF	2,217,770
(4,731,163)	11/6/2019	UBS AG	(0.46)%	iShares® China Large-Cap ETF	1,425,875
(85,522,862)					5,388,384
				Total Unrealized Appreciation	5,850,236
				Total Unrealized Depreciation	(461,852)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.0%

REPURCHASE AGREEMENTS(a) - 17.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,652,581 (Cost $2,651,953)	2,651,953	2,651,953

U.S. TREASURY OBLIGATIONS(b) - 66.6%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	659,000	658,935
2.25%, 9/12/2019(c)	998,000	997,537
2.08%, 9/19/2019(c)	734,000	733,363
2.19%, 10/10/2019(c)	959,000	957,034
2.07%, 10/17/2019(c)	705,000	703,285
2.06%, 10/24/2019(c)	705,000	703,063
1.96%, 10/31/2019(c)	710,000	707,785
2.11%, 11/7/2019(c)	996,000	992,505
2.00%, 11/21/2019(c)	352,000	350,505
2.29%, 12/5/2019(c)	612,000	609,012
1.90%, 1/2/2020(c)	612,000	608,160
1.90%, 1/30/2020(c)	612,000	607,348
1.82%, 2/27/2020(c)	257,000	254,688
1.77%, 3/26/2020(c)	257,000	254,439
1.75%, 4/23/2020(c)	257,000	254,066
1.81%, 5/21/2020(c)	257,000	253,744
1.80%, 6/18/2020(c)	257,000	253,415
1.80%, 7/16/2020(c)	257,000	253,083
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,149,095)		10,151,967

TOTAL SHORT-TERM INVESTMENTS (Cost $12,801,048)		12,803,920

Total Investments - 84.0% (Cost $12,801,048)		12,803,920
Other Assets Less Liabilities - 16.0%		2,443,660
Net Assets - 100.0%		15,247,580

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $432,937.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements(1)

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(8,095,796)	11/6/2020	Citibank NA	(1.34)%	Vanguard® FTSE Europe ETF Shares	(253,389)
(2,665,259)	11/6/2019	Credit Suisse International	(1.46)%	Vanguard® FTSE Europe ETF Shares	(188,475)
(2,418,152)	11/6/2019	Goldman Sachs International	(1.34)%	Vanguard® FTSE Europe ETF Shares	(112,016)
(1,062,010)	11/6/2020	Morgan Stanley & Co. International plc	(1.71)%	Vanguard® FTSE Europe ETF Shares	(11,381)
(4,758,765)	11/6/2020	Societe Generale	(1.21)%	Vanguard® FTSE Europe ETF Shares	(187,102)
(11,494,074)	11/6/2020	UBS AG	(1.71)%	Vanguard® FTSE Europe ETF Shares	(491,258)
(30,494,056)					(1,243,621)
				Total Unrealized Depreciation	(1,243,621)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 105.2%

REPURCHASE AGREEMENTS(a) - 105.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,191,121 (Cost $3,190,365)	3,190,365	3,190,365

Total Investments - 105.2% (Cost $3,190,365)		3,190,365
Liabilities in excess of other assets - (5.2%)		(158,176)
Net Assets - 100.0%		3,032,189

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(619,048)	11/6/2020	Bank of America NA	(2.21)%	Dow Jones U.S. Health CareSM Index(3)	(17,521)
(156,759)	11/6/2019	Bank of America NA	(1.76)%	iShares® U.S. Healthcare ETF	(10,162)
(85,997)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Health CareSM Index(3)	699
(43,974)	11/13/2019	Morgan Stanley & Co. International plc	(2.41)%	Dow Jones U.S. Health CareSM Index(3)	(6,890)
(35,273)	11/13/2019	Morgan Stanley & Co. International plc	(1.86)%	iShares® U.S. Healthcare ETF	(2,669)
(2,527,208)	11/6/2019	Societe Generale	(2.21)%	Dow Jones U.S. Health CareSM Index(3)	(122,579)
(2,595,258)	11/6/2020	UBS AG	(1.96)%	Dow Jones U.S. Health CareSM Index(3)	(186,725)
(6,063,517)					(345,847)
				Total Unrealized Appreciation	699
				Total Unrealized Depreciation	(346,546)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.1%

REPURCHASE AGREEMENTS(a) - 98.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,351,622 (Cost $2,351,066)	2,351,066	2,351,066

Total Investments - 98.1% (Cost $2,351,066)		2,351,066
Other Assets Less Liabilities - 1.9%		46,456
Net Assets - 100.0%		2,397,522

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(910,146)	11/6/2019	Bank of America NA	(2.11)%	Dow Jones U.S. IndustrialsSM Index	39,905
(9,712)	11/6/2019	Bank of America NA	(1.71)%	iShares® U.S. Industrials ETF	(879)
(60,459)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. IndustrialsSM Index	(4,798)
(756,937)	11/13/2019	Morgan Stanley & Co. International plc	(1.86)%	iShares® U.S. Industrials ETF	(97,235)
(79,677)	11/13/2019	Morgan Stanley & Co. International plc	(2.21)%	Dow Jones U.S. IndustrialsSM Index	(6,178)
(776,563)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. IndustrialsSM Index	(382,514)
(2,201,625)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. IndustrialsSM Index	(271,195)
(4,795,119)					(722,894)
				Total Unrealized Appreciation	39,905
				Total Unrealized Depreciation	(762,799)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.0%

REPURCHASE AGREEMENTS(a) - 95.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,329,518 (Cost $3,328,731)	3,328,731	3,328,731

Total Investments - 95.0% (Cost $3,328,731)		3,328,731
Other Assets Less Liabilities - 5.0%		175,321
Net Assets - 100.0%		3,504,052

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	9/20/2019	USD	$376,240	$10,893

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(758,442)	11/6/2020	Bank of America NA	(2.31)%	S&P MidCap 400®	(75,009)
(975,622)	11/6/2020	BNP Paribas SA	(2.31)%	S&P MidCap 400®	(4,856)
(1,378,495)	11/6/2019	Citibank NA	(2.34)%	S&P MidCap 400®	(75,202)
(898,004)	11/6/2020	Credit Suisse International	(2.36)%	S&P MidCap 400®	(330,482)
(839,805)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	S&P MidCap 400®	27,136
(1,780,283)	11/6/2019	Societe Generale	(2.11)%	S&P MidCap 400®	(254,790)
(6,630,651)					(713,203)
				Total Unrealized Appreciation	27,136
				Total Unrealized Depreciation	(740,339)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 120.7%

REPURCHASE AGREEMENTS(a) - 24.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $7,787,692 (Cost $7,785,851)	7,785,851	7,785,851

U.S. TREASURY OBLIGATIONS(b) - 96.7%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	1,608,000	1,607,842
2.23%, 9/12/2019(c)	2,918,000	2,916,645
2.05%, 9/19/2019(c)	2,559,000	2,556,779
2.15%, 10/10/2019(c)	3,344,000	3,337,143
2.06%, 10/17/2019(c)	2,457,000	2,451,024
2.05%, 10/24/2019(c)	2,457,000	2,450,251
1.96%, 10/31/2019(c)	2,077,000	2,070,521
2.09%, 11/7/2019(c)	2,914,000	2,903,773
2.00%, 11/21/2019(c)	1,229,000	1,223,781
2.23%, 12/5/2019(c)	1,791,000	1,782,256
1.90%, 1/2/2020(c)	1,789,000	1,777,775
1.90%, 1/30/2020(c)	1,789,000	1,775,402
1.82%, 2/27/2020(c)	751,000	744,243
1.77%, 3/26/2020(c)	751,000	743,515
1.75%, 4/23/2020(c)	751,000	742,427
1.81%, 5/21/2020(c)	751,000	741,484
1.80%, 6/18/2020(c)	751,000	740,525
1.80%, 7/16/2020(c)	751,000	739,554
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,296,734)		31,304,940

TOTAL SHORT-TERM INVESTMENTS (Cost $39,082,585)		39,090,791

Total Investments - 120.7% (Cost $39,082,585)		39,090,791
Liabilities in excess of other assets - (20.7%)		(6,697,154)
Net Assets - 100.0%		32,393,637

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,557,674.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements(1)

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,926,114)	11/6/2019	Bank of America NA	(1.46)%	iShares® MSCI Brazil Capped ETF	(3,043,477)
(29,229,335)	12/6/2019	Citibank NA	(1.94)%	iShares® MSCI Brazil Capped ETF	(727,417)
(749,694)	11/6/2019	Credit Suisse International	(0.91)%	iShares® MSCI Brazil Capped ETF	(515,176)
(442,780)	11/6/2020	Morgan Stanley & Co. International plc	(1.71)%	iShares® MSCI Brazil Capped ETF	(9,804)
(22,377,482)	12/6/2019	Societe Generale	(1.71)%	iShares® MSCI Brazil Capped ETF	(7,978,581)
(6,361,216)	12/6/2019	UBS AG	(1.46)%	iShares® MSCI Brazil Capped ETF	(2,204,610)
(65,086,621)					(14,479,065)
				Total Unrealized Depreciation	(14,479,065)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 71.5%

REPURCHASE AGREEMENTS(a) - 71.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,558,529 (Cost $1,558,160)	1,558,160	1,558,160

Total Investments - 71.5% (Cost $1,558,160)		1,558,160
Other Assets Less Liabilities - 28.5%		619,738
Net Assets - 100.0%		2,177,898

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
(728,271)	11/6/2019	Citibank NA	(1.74)%	iShares® MSCI EAFE ETF	6,714
(1,796,403)	11/6/2019	Credit Suisse International	(1.91)%	iShares® MSCI EAFE ETF	123,145
(934,831)	11/6/2019	Societe Generale	(1.91)%	iShares® MSCI EAFE ETF	178,617
(895,490)	11/6/2019	UBS AG	(1.81)%	iShares® MSCI EAFE ETF	4,129
(4,354,995)					312,605
				Total Unrealized Appreciation	312,605

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.8%

REPURCHASE AGREEMENTS(a) - 31.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $6,374,040 (Cost $6,372,533)	6,372,533	6,372,533

U.S. TREASURY OBLIGATIONS(b) - 56.5%
U.S. Treasury Bills
2.25%, 9/5/2019(c)	769,000	768,924
2.30%, 9/12/2019(c)	1,106,000	1,105,486
2.08%, 9/19/2019(c)	858,000	857,255
2.21%, 10/10/2019(c)	1,121,000	1,118,701
2.07%, 10/17/2019(c)	824,000	821,996
2.07%, 10/24/2019(c)	824,000	821,737
1.96%, 10/31/2019(c)	787,000	784,545
2.12%, 11/7/2019(c)	1,104,000	1,100,125
2.00%, 11/21/2019(c)	412,000	410,251
2.32%, 12/5/2019(c)	679,000	675,685
1.90%, 1/2/2020(c)	678,000	673,746
1.90%, 1/30/2020(c)	678,000	672,846
1.82%, 2/27/2020(c)	285,000	282,436
1.77%, 3/26/2020(c)	285,000	282,160
1.75%, 4/23/2020(c)	285,000	281,747
1.81%, 5/21/2020(c)	285,000	281,389
1.80%, 6/18/2020(c)	285,000	281,025
1.80%, 7/16/2020(c)	285,000	280,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,497,339)		11,500,710

TOTAL SHORT-TERM INVESTMENTS (Cost $17,869,872)		17,873,243

Total Investments - 87.8% (Cost $17,869,872)		17,873,243
Other Assets Less Liabilities - 12.2%		2,485,271
Net Assets - 100.0%		20,358,514

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,762,652.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements(1)

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(17,476,594)	11/6/2020	Citibank NA	(1.59)%	iShares® MSCI Emerging Markets ETF	490,627
(7,522,589)	11/6/2019	Credit Suisse International	(1.01)%	iShares® MSCI Emerging Markets ETF	(180,646)
(987,804)	11/6/2019	Goldman Sachs International	(0.14)%	iShares® MSCI Emerging Markets ETF	(78,061)
(6,008,017)	11/6/2020	Societe Generale	(0.71)%	iShares® MSCI Emerging Markets ETF	(713,318)
(8,760,553)	11/6/2019	UBS AG	(1.11)%	iShares® MSCI Emerging Markets ETF	201,439
(40,755,557)					(279,959)
				Total Unrealized Appreciation	692,066
				Total Unrealized Depreciation	(972,025)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.0%

REPURCHASE AGREEMENTS(a) - 61.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $5,408,330 (Cost $5,407,050)	5,407,050	5,407,050

Total Investments - 61.0% (Cost $5,407,050)		5,407,050
Other Assets Less Liabilities - 39.0%		3,450,588
Net Assets - 100.0%		8,857,638

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,484,077)	11/6/2019	Bank of America NA	(1.76)%	iShares® MSCI Japan ETF	157,011
(8,659,914)	11/6/2019	Credit Suisse International	(2.11)%	iShares® MSCI Japan ETF	63,449
(1,246,416)	11/6/2019	Morgan Stanley & Co. International plc	(1.81)%	iShares® MSCI Japan ETF	91,734
(1,788,769)	11/6/2019	Societe Generale	(1.61)%	iShares® MSCI Japan ETF	120,704
(2,583,939)	11/6/2019	UBS AG	(1.56)%	iShares® MSCI Japan ETF	(560,484)
(17,763,115)					(127,586)
				Total Unrealized Appreciation	432,898
				Total Unrealized Depreciation	(560,484)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 114.2%

REPURCHASE AGREEMENTS(a) - 37.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $9,187,252 (Cost $9,185,078)	9,185,078	9,185,078

U.S. TREASURY OBLIGATIONS(b) - 76.3%
U.S. Treasury Bills
2.25%, 9/5/2019(c)	1,050,000	1,049,897
2.26%, 9/12/2019(c)	1,762,000	1,761,182
2.06%, 9/19/2019(c)	1,410,000	1,408,776
2.20%, 10/10/2019(c)	1,843,000	1,839,221
2.06%, 10/17/2019(c)	1,354,000	1,350,707
2.06%, 10/24/2019(c)	1,354,000	1,350,281
1.96%, 10/31/2019(c)	1,294,000	1,289,963
2.10%, 11/7/2019(c)	1,816,000	1,809,627
2.00%, 11/21/2019(c)	677,000	674,125
2.26%, 12/5/2019(c)	1,081,000	1,075,722
1.90%, 1/2/2020(c)	1,115,000	1,108,004
1.90%, 1/30/2020(c)	1,115,000	1,106,525
1.82%, 2/27/2020(c)	453,000	448,924
1.77%, 3/26/2020(c)	453,000	448,485
1.75%, 4/23/2020(c)	453,000	447,829
1.81%, 5/21/2020(c)	454,000	448,247
1.80%, 6/18/2020(c)	454,000	447,667
1.80%, 7/16/2020(c)	454,000	447,081
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,507,164)		18,512,263

TOTAL SHORT-TERM INVESTMENTS (Cost $27,692,242)		27,697,341

Total Investments - 114.2% (Cost $27,692,242)		27,697,341
Liabilities in excess of other assets - (14.2%)		(3,444,010)
Net Assets - 100.0%		24,253,331

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,352,483.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,616,664)	11/6/2019	Bank of America NA	(1.91)%	NASDAQ Biotechnology Index®	(4,124,810)
(6,835,248)	11/6/2019	Bank of America NA	(1.44)%	iShares® Nasdaq Biotechnology ETF	(378,783)
(1,900,301)	11/6/2019	Citibank NA	(1.14)%	NASDAQ Biotechnology Index®	135,483
(117,071)	11/13/2019	Credit Suisse International	(1.66)%	NASDAQ Biotechnology Index®	4,738
(129,265)	11/13/2019	Morgan Stanley & Co. International plc	(2.06)%	NASDAQ Biotechnology Index®	6,120
(58,390)	11/13/2019	Morgan Stanley & Co. International plc	(1.56)%	iShares® Nasdaq Biotechnology ETF	2,467
(17,315,286)	11/6/2019	Societe Generale	(2.21)%	NASDAQ Biotechnology Index®	583,370
(12,555,517)	11/6/2019	UBS AG	(1.21)%	NASDAQ Biotechnology Index®	(164,205)
(48,527,742)					(3,935,620)
				Total Unrealized Appreciation	732,178
				Total Unrealized Depreciation	(4,667,798)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 67.3%

REPURCHASE AGREEMENTS(a) - 14.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,477,591 (Cost $2,477,005)	2,477,005	2,477,005

U.S. TREASURY OBLIGATIONS(b) - 53.0%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	678,000	677,933
2.28%, 9/12/2019(c)	914,000	913,576
2.10%, 9/19/2019(c)	677,000	676,412
2.14%, 10/10/2019(c)	885,000	883,185
2.08%, 10/17/2019(c)	650,000	648,419
2.07%, 10/24/2019(c)	650,000	648,214
1.96%, 10/31/2019(c)	621,000	619,063
2.13%, 11/7/2019(c)	872,000	868,940
2.00%, 11/21/2019(c)	325,000	323,620
2.31%, 12/5/2019(c)	561,000	558,261
1.90%, 1/2/2020(c)	535,000	531,643
1.90%, 1/30/2020(c)	535,000	530,933
1.82%, 2/27/2020(c)	225,000	222,976
1.77%, 3/26/2020(c)	225,000	222,757
1.75%, 4/23/2020(c)	225,000	222,432
1.81%, 5/21/2020(c)	225,000	222,149
1.80%, 6/18/2020(c)	225,000	221,862
1.80%, 7/16/2020(c)	225,000	221,571
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,211,291)		9,213,946

TOTAL SHORT-TERM INVESTMENTS (Cost $11,688,296)		11,690,951

Total Investments - 67.3% (Cost $11,688,296)		11,690,951
Other Assets Less Liabilities - 32.7%		5,679,269
Net Assets - 100.0%		17,370,220

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,396,854.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(11,785,529)	11/6/2020	Bank of America NA	(2.11)%	Dow Jones U.S. Oil & GasSM Index	1,207,404
(455,462)	11/6/2019	Bank of America NA	(1.76)%	iShares® U.S. Energy ETF	(256,930)
(423,565)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Oil & GasSM Index	314,207
(22,170)	11/6/2019	Goldman Sachs International	(2.29)%	Dow Jones U.S. Oil & GasSM Index	65,644
(1,193,316)	11/13/2019	Morgan Stanley & Co. International plc	(2.21)%	Dow Jones U.S. Oil & GasSM Index	3,534,917
(12,274)	12/6/2019	Morgan Stanley & Co. International plc	(1.66)%	iShares® U.S. Energy ETF	2,786
(7,067,539)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. Oil & GasSM Index	2,210,504
(13,659,824)	11/6/2019	UBS AG	(2.06)%	Dow Jones U.S. Oil & GasSM Index	(1,802,043)
(34,619,679)					5,276,489
				Total Unrealized Appreciation	7,335,462
				Total Unrealized Depreciation	(2,058,973)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 134.7%

REPURCHASE AGREEMENTS(a) - 32.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $106,794,019 (Cost $106,768,765)	106,768,765	106,768,765

U.S. TREASURY OBLIGATIONS(b) - 101.9%
U.S. Treasury Bills
2.28%, 9/5/2019(c)	23,000,000	22,997,738
2.27%, 9/12/2019(c)	31,000,000	30,985,604
2.21%, 9/19/2019(c)	22,000,000	21,980,909
2.21%, 10/10/2019(c)	30,000,000	29,938,487
2.19%, 10/17/2019(c)	22,000,000	21,946,491
2.19%, 10/24/2019(c)	22,000,000	21,939,568
1.96%, 10/31/2019(c)	22,000,000	21,931,371
2.21%, 11/7/2019(c)	31,000,000	30,891,204
1.98%, 11/21/2019(c)	27,000,000	26,885,351
2.21%, 12/5/2019(c)	20,000,000	19,902,350
2.18%, 1/2/2020(c)	18,000,000	17,887,057
2.13%, 1/30/2020(c)	20,000,000	19,847,979
1.99%, 2/27/2020(c)	23,000,000	22,793,057
2.23%, 3/26/2020(c)	8,000,000	7,920,266
2.23%, 4/23/2020(c)	8,000,000	7,908,677
2.33%, 5/21/2020(c)	6,000,000	5,923,977
TOTAL U.S. TREASURY OBLIGATIONS (Cost $331,465,561)		331,680,086

TOTAL SHORT-TERM INVESTMENTS (Cost $438,234,326)		438,448,851

Total Investments - 134.7% (Cost $438,234,326)		438,448,851
Liabilities in excess of other assets - (34.7%)		(113,007,241)
Net Assets - 100.0%		325,441,610

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $144,036,623.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	172	9/20/2019	USD	$26,457,900	$918,788

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(138,829,003)	11/6/2020	Bank of America NA	(2.11)%	NASDAQ-100 Index®	(10,689,914)
(71,487,845)	11/6/2019	BNP Paribas SA	(2.41)%	NASDAQ-100 Index®	(18,872,894)
(92,781,840)	11/6/2020	Citibank NA	(2.41)%	NASDAQ-100 Index®	(14,507,777)
(105,396,156)	11/6/2019	Credit Suisse International	(2.51)%	NASDAQ-100 Index®	(14,248,977)
(28,417,737)	11/6/2019	Goldman Sachs International	(2.44)%	NASDAQ-100 Index®	1,927,155
(9,272,959)	11/6/2019	Goldman Sachs International	(2.24)%	PowerShares QQQ TrustSM, Series 1	18,340
(13,136,774)	11/6/2019	Morgan Stanley & Co. International plc	(2.31)%	NASDAQ-100 Index®	1,467,882
(9,644,924)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	PowerShares QQQ TrustSM, Series 1	(234,067)
(113,807,180)	11/6/2019	Societe Generale	(2.41)%	NASDAQ-100 Index®	(40,194,511)
(41,637,067)	11/6/2020	UBS AG	(2.36)%	NASDAQ-100 Index®	(12,245,058)
(624,411,485)					(107,579,821)
				Total Unrealized Appreciation	3,413,377
				Total Unrealized Depreciation	(110,993,198)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 129.0%

REPURCHASE AGREEMENTS(a) - 41.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $7,638,024 (Cost $7,636,218)	7,636,218	7,636,218

U.S. TREASURY OBLIGATIONS(b) - 87.8%
U.S. Treasury Bills
2.24%, 9/5/2019(c)	970,000	969,905
2.26%, 9/12/2019(c)	1,580,000	1,579,266
2.07%, 9/19/2019(c)	1,225,000	1,223,937
2.19%, 10/10/2019(c)	1,601,000	1,597,717
2.06%, 10/17/2019(c)	1,176,000	1,173,140
2.06%, 10/24/2019(c)	1,176,000	1,172,770
1.96%, 10/31/2019(c)	1,125,000	1,121,491
2.10%, 11/7/2019(c)	1,577,000	1,571,465
2.00%, 11/21/2019(c)	588,000	585,503
2.24%, 12/5/2019(c)	969,000	964,269
1.90%, 1/2/2020(c)	968,000	961,926
1.90%, 1/30/2020(c)	968,000	960,642
1.82%, 2/27/2020(c)	406,000	402,347
1.77%, 3/26/2020(c)	406,000	401,953
1.75%, 4/23/2020(c)	407,000	402,354
1.81%, 5/21/2020(c)	407,000	401,843
1.80%, 6/18/2020(c)	407,000	401,323
1.80%, 7/16/2020(c)	407,000	400,797
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,288,170)		16,292,648

TOTAL SHORT-TERM INVESTMENTS (Cost $23,924,388)		23,928,866

Total Investments - 129.0% (Cost $23,924,388)		23,928,866
Liabilities in excess of other assets - (29.0%)		(5,386,375)
Net Assets - 100.0%		18,542,491

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,117,379.

(c)          The rate shown was the current yield as of August 31, 2019.

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,556,628)	11/6/2020	Bank of America NA	(2.56)%	Dow Jones U.S. Real EstateSM Index	(2,341,032)
(5,483,108)	11/6/2019	Bank of America NA	(2.06)%	iShares® U.S. Real Estate ETF	(697,871)
(5,340,820)	12/7/2020	BNP Paribas SA	(2.36)%	Dow Jones U.S. Real EstateSM Index	(277,281)
(2,853,282)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. Real EstateSM Index	(527,740)
(42,516)	11/6/2019	Goldman Sachs International	(2.29)%	Dow Jones U.S. Real EstateSM Index	(29,842)
(2,809,050)	11/13/2019	Morgan Stanley & Co. International plc	(2.11)%	Dow Jones U.S. Real EstateSM Index	54,799
(91,822)	11/13/2019	Morgan Stanley & Co. International plc	(1.71)%	iShares® U.S. Real Estate ETF	(13,185)
(3,482,978)	11/6/2019	Societe Generale	(2.01)%	Dow Jones U.S. Real EstateSM Index	(1,383,926)
(7,448,818)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. Real EstateSM Index	(2,358,806)
(37,109,022)					(7,574,884)
				Total Unrealized Appreciation	54,799
				Total Unrealized Depreciation	(7,629,683)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.8%

REPURCHASE AGREEMENTS(a) - 43.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $45,408,984 (Cost $45,398,246)	45,398,246	45,398,246

U.S. TREASURY OBLIGATIONS(b) - 54.0%
U.S. Treasury Bills
2.25%, 9/5/2019(c)	3,361,000	3,360,669
2.32%, 9/12/2019(c)	4,529,000	4,526,897
2.07%, 9/19/2019(c)	4,373,000	4,369,205
2.19%, 10/10/2019(c)	5,714,000	5,702,284
2.06%, 10/17/2019(c)	4,198,000	4,187,790
2.06%, 10/24/2019(c)	4,198,000	4,186,468
1.96%, 10/31/2019(c)	5,000,000	4,984,402
2.09%, 11/7/2019(c)	6,850,000	6,825,960
1.96%, 11/21/2019(c)	6,099,000	6,073,102
2.29%, 12/5/2019(c)	2,779,000	2,765,432
1.84%, 2/27/2020(c)	5,000,000	4,955,012
1.77%, 3/26/2020(c)	2,000,000	1,980,067
1.75%, 4/23/2020(c)	2,000,000	1,977,169
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,881,333)		55,894,457

TOTAL SHORT-TERM INVESTMENTS (Cost $101,279,579)		101,292,703

Total Investments - 97.8% (Cost $101,279,579)		101,292,703
Other Assets Less Liabilities - 2.2%		2,322,697
Net Assets - 100.0%		103,615,400

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,608,018.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	163	9/20/2019	USD	$12,182,620	$388,395

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(14,206,636)	11/6/2020	Bank of America NA	(2.01)%	Russell 2000® Index	1,650,592
(36,113,840)	11/6/2019	BNP Paribas SA	(1.81)%	Russell 2000® Index	806,515
(17,196,828)	11/6/2019	Citibank NA	(1.79)%	Russell 2000® Index	(5,321,525)
(3,128,693)	11/6/2019	Credit Suisse International	(1.96)%	Russell 2000® Index	(783,645)
(2,888,683)	11/6/2019	Goldman Sachs International	(1.89)%	Russell 2000® Index	252,679
(15,579,653)	11/6/2019	Morgan Stanley & Co. International plc	(1.81)%	Russell 2000® Index	6,795,316
(1,370,347)	11/6/2019	Morgan Stanley & Co. International plc	(1.61)%	iShares® Russell 2000 ETF	6,135
(95,000,001)	11/6/2019	Societe Generale	(1.81)%	Russell 2000® Index	(6,086,388)
(9,669,903)	11/6/2020	UBS AG	(1.71)%	Russell 2000® Index	(323,377)
(195,154,584)					(3,003,698)
				Total Unrealized Appreciation	9,511,237
				Total Unrealized Depreciation	(12,514,935)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 109.4%

REPURCHASE AGREEMENTS(a) - 27.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $292,654,208 (Cost $292,585,003)	292,585,003	292,585,003

U.S. TREASURY OBLIGATIONS(b) - 82.0%
U.S. Treasury Bills
2.28%, 9/5/2019(c)	62,000,000	61,993,904
2.27%, 9/12/2019(c)	83,000,000	82,961,456
2.20%, 9/19/2019(c)	58,000,000	57,949,669
2.21%, 10/10/2019(c)	79,000,000	78,838,017
2.18%, 10/17/2019(c)	58,000,000	57,858,931
2.18%, 10/24/2019(c)	59,000,000	58,837,932
1.96%, 10/31/2019(c)	56,000,000	55,825,307
2.21%, 11/7/2019(c)	79,000,000	78,722,746
1.98%, 11/21/2019(c)	73,000,000	72,690,024
2.22%, 12/5/2019(c)	54,000,000	53,736,345
2.16%, 1/2/2020(c)	48,000,000	47,698,818
2.12%, 1/30/2020(c)	54,000,000	53,589,542
1.97%, 2/27/2020(c)	61,000,000	60,451,152
2.18%, 3/26/2020(c)	21,000,000	20,790,699
2.17%, 4/23/2020(c)	21,000,000	20,760,277
2.33%, 5/21/2020(c)	14,000,000	13,822,612
TOTAL U.S. TREASURY OBLIGATIONS (Cost $875,991,126)		876,527,431

TOTAL SHORT-TERM INVESTMENTS (Cost $1,168,576,129)		1,169,112,434

Total Investments - 109.4% (Cost $1,168,576,129)		1,169,112,434
Liabilities in excess of other assets - (9.4%)		(99,988,473)
Net Assets - 100.0%		1,069,123,961

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $282,233,516.

(c)          The rate shown was the current yield as of August 31, 2019.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,021	9/20/2019	USD	$149,231,913	$2,692,598

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(199,101,858)	11/6/2020	Bank of America NA	(2.21)%	S&P 500®	(12,803,195)
(301,704,061)	11/6/2020	BNP Paribas SA	(2.46)%	S&P 500®	(42,198,297)
(278,741,107)	11/6/2020	Citibank NA	(2.49)%	S&P 500®	(14,660,620)
(223,607,724)	11/6/2019	Credit Suisse International	(2.51)%	S&P 500®	(32,209,182)
(232,981,214)	11/6/2019	Goldman Sachs International	(2.49)%	S&P 500®	(3,476,553)
(771,421)	11/6/2019	Goldman Sachs International	(2.39)%	SPDR® S&P 500® ETF Trust	(43,021)
(20,104,540)	1/6/2020	Morgan Stanley & Co. International plc	(2.41)%	S&P 500®	16,412,302
(389,763,569)	11/6/2019	Societe Generale	(2.41)%	S&P 500®	(58,292,482)
(342,225,090)	11/6/2020	UBS AG	(2.36)%	S&P 500®	(14,771,226)
(1,989,000,584)					(162,042,274)
				Total Unrealized Appreciation	16,412,302
				Total Unrealized Depreciation	(178,454,576)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                               U.S. Dollar

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.7%

REPURCHASE AGREEMENTS(a) - 97.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $11,583,320 (Cost $11,580,581)	11,580,581	11,580,581

Total Investments - 97.7% (Cost $11,580,581)		11,580,581
Other Assets Less Liabilities - 2.3%		268,907
Net Assets - 100.0%		11,849,488

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(655,348)	11/6/2019	Bank of America NA	(2.11)%	Dow Jones U.S. SemiconductorsSM Index(3)	(264,939)
(38,437)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. SemiconductorsSM Index(3)	561
(466,121)	11/13/2019	Morgan Stanley & Co. International plc	(2.11)%	Dow Jones U.S. SemiconductorsSM Index(3)	(7,633)
(12,916,156)	11/6/2019	Societe Generale	(2.21)%	Dow Jones U.S. SemiconductorsSM Index(3)	(926,190)
(9,609,704)	11/6/2019	UBS AG	(2.31)%	Dow Jones U.S. SemiconductorsSM Index(3)	(2,808,362)
(23,685,766)					(4,006,563)
				Total Unrealized Appreciation	561
				Total Unrealized Depreciation	(4,007,124)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.5%

REPURCHASE AGREEMENTS(a) - 84.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,666,842 (Cost $2,666,212)	2,666,212	2,666,212

Total Investments - 84.5% (Cost $2,666,212)		2,666,212
Other Assets Less Liabilities - 15.5%		490,340
Net Assets - 100.0%		3,156,552

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,823,768)	11/6/2019	Bank of America NA	(2.13)%	S&P SmallCap 600®	(141,315)
(1,075,940)	11/6/2019	Credit Suisse International	(2.11)%	S&P SmallCap 600®	(133,190)
(1,076,144)	11/6/2019	Morgan Stanley & Co. International plc	(2.06)%	S&P SmallCap 600®	(95,260)
(1,167,620)	11/6/2019	Societe Generale	(1.61)%	S&P SmallCap 600®	(169,101)
(1,169,624)	11/6/2020	UBS AG	(2.06)%	S&P SmallCap 600®	45,019
(6,313,096)					(493,847)
				Total Unrealized Appreciation	45,019
				Total Unrealized Depreciation	(538,866)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.1%

REPURCHASE AGREEMENTS(a) - 100.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $5,203,234 (Cost $5,202,003)	5,202,003	5,202,003

Total Investments - 100.1% (Cost $5,202,003)		5,202,003
Liabilities in excess of other assets - (0.1%)		(4,637)
Net Assets - 100.0%		5,197,366

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,266,033)	11/6/2019	Bank of America NA	(2.16)%	Dow Jones U.S. TechnologySM Index(3)	(573,346)
(1,078,908)	11/6/2019	Bank of America NA	(1.71)%	iShares® U.S. Technology ETF	(142,374)
(1,104,850)	12/7/2020	BNP Paribas SA	(2.36)%	Dow Jones U.S. TechnologySM Index(3)	12,233
(55,063)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. TechnologySM Index(3)	(9,277)
(115,782)	11/13/2019	Morgan Stanley & Co. International plc	(2.31)%	Dow Jones U.S. TechnologySM Index(3)	(23,920)
(109,460)	11/13/2019	Morgan Stanley & Co. International plc	(1.96)%	iShares® U.S. Technology ETF	(11,456)
(4,484,788)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. TechnologySM Index(3)	(1,387,196)
(1,179,217)	11/6/2019	UBS AG	(2.06)%	Dow Jones U.S. TechnologySM Index(3)	(599,692)
(10,394,101)					(2,735,028)
				Total Unrealized Appreciation	12,233
				Total Unrealized Depreciation	(2,747,261)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.2%

REPURCHASE AGREEMENTS(a) - 87.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,959,624 (Cost $2,958,925)	2,958,925	2,958,925

Total Investments - 87.2% (Cost $2,958,925)		2,958,925
Other Assets Less Liabilities - 12.8%		434,515
Net Assets - 100.0%		3,393,440

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(275,350)	11/6/2019	Bank of America NA	(2.01)%	Dow Jones U.S. UtilitiesSM Index(3)	111,842
(2,737,572)	11/13/2019	Credit Suisse International	(2.51)%	Dow Jones U.S. UtilitiesSM Index(3)	(280,713)
(233,793)	11/13/2019	Morgan Stanley & Co. International plc	(2.06)%	Dow Jones U.S. UtilitiesSM Index(3)	(85,360)
(2,115,579)	11/6/2019	Societe Generale	(1.96)%	Dow Jones U.S. UtilitiesSM Index(3)	(479,863)
(1,424,268)	11/6/2019	UBS AG	(1.96)%	Dow Jones U.S. UtilitiesSM Index(3)	(551,221)
(6,786,562)					(1,285,315)
				Total Unrealized Appreciation	111,842
				Total Unrealized Depreciation	(1,397,157)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

PROSHARES TRUST

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AUGUST 31, 2019 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2019, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 2.14%, dated 8/30/2019 due 9/3/2019 (1)	BNP Paribas Securities Corp., 2.00%, dated 8/30/2019, due 9/3/2019 (2)	BNP Paribas Securities Corp., 2.13%, dated 8/30/2019, due 9/3/2019 (3)	Credit Suisse Securities (USA) LLC, 2.12%, dated 8/30/2019, due 9/3/2019 (4)	ING Financial Markets LLC, 2.13.%, dated 8/30/2019, due 9/3/2019 (5)	JPMorgan Securities LLC, 2.15%, dated 8/30/2019, due 9/3/2019 (6)	Total
Short 7-10 Year Treasury	$963,552	$171,482	$3,862,659	$845,221	$169,044	$845,221	$6,857,179
Short 20+ Year Treasury	9,526,589	1,695,437	38,189,921	8,356,657	1,671,331	8,356,657	67,796,592
Short Basic Materials	206,194	36,696	826,587	180,873	36,175	180,873	1,467,398
Short Dow30SM	13,970,778	2,486,365	56,005,661	12,255,067	2,451,014	12,255,068	99,423,953
Short Financials	1,238,638	220,439	4,965,416	1,086,524	217,305	1,086,524	8,814,846
Short FTSE China 50	701,758	124,891	2,813,191	615,578	123,116	615,578	4,994,112
Short High Yield	6,336,472	1,127,696	25,401,473	5,558,308	1,111,662	5,558,309	45,093,920
Short MidCap400	2,549,184	453,676	10,219,097	2,236,126	447,226	2,236,126	18,141,435
Short MSCI EAFE	5,426,946	965,828	21,755,385	4,760,479	952,096	4,760,479	38,621,213
Short MSCI Emerging Markets	4,355,749	775,188	17,461,206	3,820,833	764,167	3,820,833	30,997,976
Short Oil & Gas	210,213	37,412	842,702	184,399	36,880	184,399	1,496,005
Short QQQ	33,586,938	5,977,433	134,642,375	29,462,227	5,892,445	29,462,227	239,023,645
Short Real Estate	1,138,776	202,667	4,565,092	998,926	199,785	998,926	8,104,172
Short Russell2000	16,986,264	3,023,028	68,094,056	14,900,231	2,980,046	14,900,231	120,883,856
Short S&P500®	82,982,442	14,768,300	332,657,684	72,791,616	14,558,323	72,791,615	590,549,980
Short SmallCap600	534,457	95,117	2,142,518	468,822	93,764	468,822	3,803,500
Ultra 7-10 Year Treasury	528,660	94,085	2,119,278	463,737	92,747	463,737	3,762,244
Ultra 20+ Year Treasury	605,266	107,719	2,426,375	530,935	106,187	530,935	4,307,417
Ultra Basic Materials	669,893	119,220	2,685,449	587,625	117,525	587,625	4,767,337
Ultra Communication Services Select Sector	92,182	16,405	369,536	80,861	16,172	80,861	656,017
Ultra Consumer Goods	117,591	20,928	471,396	103,150	20,630	103,150	836,845
Ultra Consumer Services	280,750	49,965	1,125,461	246,271	49,254	246,271	1,997,972
Ultra Dow30SM	4,685,542	833,881	18,783,269	4,110,124	822,025	4,110,124	33,344,965
Ultra Financials	4,669,156	830,965	18,717,580	4,095,750	819,150	4,095,750	33,228,351
Ultra FTSE China 50	2,864,309	509,758	11,482,363	2,512,552	502,510	2,512,552	20,384,044
Ultra FTSE Europe	482,392	85,851	1,933,798	423,150	84,630	423,150	3,432,971
Ultra Health Care	2,073,544	369,026	8,312,364	1,818,899	363,780	1,818,898	14,756,511
Ultra High Yield	305,680	54,402	1,225,401	268,140	53,628	268,140	2,175,391
Ultra Industrials	476,897	84,873	1,911,771	418,330	83,666	418,331	3,393,868
Ultra MidCap400	1,852,796	329,740	7,427,436	1,625,260	325,052	1,625,260	13,185,544
Ultra MSCI Brazil Capped	533,271	94,906	2,137,764	467,782	93,556	467,782	3,795,061
Ultra MSCI EAFE	373,993	66,559	1,499,251	328,062	65,613	328,064	2,661,542
Ultra MSCI Emerging Markets	2,574,478	458,177	10,320,493	2,258,314	451,663	2,258,314	18,321,439
Ultra MSCI Japan	346,397	61,648	1,388,623	303,856	60,771	303,856	2,465,151
Ultra Nasdaq Biotechnology	4,020,572	715,537	16,117,557	3,526,817	705,364	3,526,818	28,612,665
Ultra Oil & Gas	1,909,344	339,804	7,654,125	1,674,864	334,973	1,674,863	13,587,973
Ultra QQQ	14,787,707	2,631,753	59,280,544	12,971,672	2,594,334	12,971,672	105,237,682
Ultra Real Estate	1,363,379	242,639	5,465,474	1,195,946	239,189	1,195,946	9,702,573

Fund Name	Bank of America Securities, Inc., 2.14%, dated 8/30/2019 due 9/3/2019 (1)	BNP Paribas Securities Corp., 2.00%, dated 8/30/2019, due 9/3/2019 (2)	BNP Paribas Securities Corp., 2.13%, dated 8/30/2019, due 9/3/2019 (3)	Credit Suisse Securities (USA) LLC, 2.12%, dated 8/30/2019, due 9/3/2019 (4)	ING Financial Markets LLC, 2.13.%, dated 8/30/2019, due 9/3/2019 (5)	JPMorgan Securities LLC, 2.15%, dated 8/30/2019, due 9/3/2019 (6)	Total
Ultra Russell2000	3,432,458	610,871	13,759,942	3,010,928	602,186	3,010,928	24,427,313
Ultra S&P500®	41,537,026	7,392,302	166,512,468	36,435,989	7,287,198	36,435,989	295,600,972
Ultra Semiconductors	1,227,663	218,486	4,921,422	1,076,898	215,380	1,076,898	8,736,747
Ultra SmallCap600	640,709	114,026	2,568,455	562,025	112,405	562,025	4,559,645
Ultra Technology	1,325,852	235,960	5,315,038	1,163,027	232,606	1,163,028	9,435,511
Ultra Telecommunications	9,982	1,777	40,016	8,756	1,751	8,756	71,038
Ultra Utilities	274,218	48,803	1,099,284	240,544	48,109	240,544	1,951,502
UltraPro Communication Services Select Sector	9,344	1,663	37,457	8,197	1,639	8,197	66,497
UltraPro Dow30SM	8,409,371	1,496,607	33,711,252	7,376,641	1,475,328	7,376,642	59,845,841
UltraPro Financial Select Sector	499,381	88,874	2,001,905	438,054	87,611	438,054	3,553,879
UltraPro MidCap400	444,619	79,128	1,782,377	390,017	78,003	390,019	3,164,163
UltraPro Nasdaq Biotechnology	493,393	87,809	1,977,901	432,801	86,561	432,801	3,511,266
UltraPro QQQ	29,048,877	5,169,799	116,450,321	25,481,471	5,096,293	25,481,471	206,728,232
UltraPro Russell2000	2,195,255	390,687	8,800,278	1,925,663	385,133	1,925,663	15,622,679
UltraPro S&P500®	13,182,582	2,346,091	52,845,963	11,563,668	2,312,734	11,563,668	93,814,706
UltraPro Short 20+ Year Treasury	2,532,523	450,710	10,152,306	2,221,511	444,302	2,221,511	18,022,863
UltraPro Short Communication Services Select Sector	78,260	13,926	313,725	68,649	13,730	68,649	556,939
UltraPro Short Dow30SM	8,364,753	1,488,666	33,532,388	7,337,502	1,467,500	7,337,502	59,528,311
UltraPro Short Financial Select Sector	270,837	48,201	1,085,723	237,576	47,515	237,576	1,927,428
UltraPro Short MidCap400	390,480	69,493	1,565,346	342,527	68,505	342,527	2,778,878
UltraPro Short Nasdaq Biotechnology	333,952	59,435	1,338,748	292,943	58,589	292,943	2,376,610
UltraPro Short QQQ	64,047,303	11,398,433	256,751,029	56,181,845	11,236,369	56,181,845	455,796,824
UltraPro Short Russell2000	4,281,937	762,052	17,165,308	3,756,085	751,217	3,756,085	30,472,684
UltraPro Short S&P500®	29,739,217	5,292,658	119,217,740	26,087,033	5,217,406	26,087,033	211,641,087
UltraShort 7-10 Year Treasury	3,744,383	666,384	15,010,376	3,284,546	656,909	3,284,547	26,647,145
UltraShort 20+ Year Treasury	36,952,157	6,576,338	148,132,771	32,414,173	6,482,835	32,414,173	262,972,447
UltraShort Basic Materials	783,420	139,424	3,140,551	687,211	137,442	687,210	5,575,258
UltraShort Communication Services Select Sector	124,683	22,190	499,825	109,371	21,874	109,371	887,314
UltraShort Consumer Goods	516,230	91,873	2,069,448	452,833	90,567	452,833	3,673,784
UltraShort Consumer Services	447,680	79,673	1,794,650	392,702	78,540	392,702	3,185,947
UltraShort Dow30SM	5,689,627	1,012,577	22,808,416	4,990,901	998,180	4,990,901	40,490,602
UltraShort Financials	1,733,426	308,496	6,948,911	1,520,550	304,110	1,520,550	12,336,043
UltraShort FTSE China 50	1,610,594	286,636	6,456,502	1,412,801	282,560	1,412,801	11,461,894
UltraShort FTSE Europe	372,645	66,319	1,493,849	326,882	65,376	326,882	2,651,953
UltraShort Health Care	448,301	79,784	1,797,137	393,247	78,649	393,247	3,190,365
UltraShort Industrials	330,365	58,795	1,324,359	289,794	57,959	289,794	2,351,066
UltraShort MidCap400	467,744	83,244	1,875,079	410,302	82,060	410,302	3,328,731
UltraShort MSCI Brazil Capped	1,094,046	194,706	4,385,781	959,690	191,938	959,690	7,785,851

Fund Name	Bank of America Securities, Inc., 2.14%, dated 8/30/2019 due 9/3/2019 (1)	BNP Paribas Securities Corp., 2.00%, dated 8/30/2019, due 9/3/2019 (2)	BNP Paribas Securities Corp., 2.13%, dated 8/30/2019, due 9/3/2019 (3)	Credit Suisse Securities (USA) LLC, 2.12%, dated 8/30/2019, due 9/3/2019 (4)	ING Financial Markets LLC, 2.13.%, dated 8/30/2019, due 9/3/2019 (5)	JPMorgan Securities LLC, 2.15%, dated 8/30/2019, due 9/3/2019 (6)	Total
UltraShort MSCI EAFE	218,948	38,966	877,714	192,060	38,412	192,060	1,558,160
UltraShort MSCI Emerging Markets	895,451	159,362	3,589,657	785,483	157,097	785,483	6,372,533
UltraShort MSCI Japan	759,784	135,218	3,045,799	666,477	133,295	666,477	5,407,050
UltraShort Nasdaq Biotechnology	1,290,662	229,698	5,173,968	1,132,159	226,432	1,132,159	9,185,078
UltraShort Oil & Gas	348,064	61,944	1,395,300	305,317	61,063	305,317	2,477,005
UltraShort QQQ	15,002,850	2,670,042	60,143,004	13,160,395	2,632,079	13,160,395	106,768,765
UltraShort Real Estate	1,073,020	190,964	4,301,493	941,246	188,249	941,246	7,636,218
UltraShort Russell2000	6,379,235	1,135,306	25,572,900	5,595,821	1,119,164	5,595,820	45,398,246
UltraShort S&P500®	41,113,231	7,316,880	164,813,568	36,064,238	7,212,848	36,064,238	292,585,003
UltraShort Semiconductors	1,627,271	289,604	6,523,359	1,427,431	285,486	1,427,430	11,580,581
UltraShort SmallCap600	374,649	66,676	1,501,881	328,639	65,728	328,639	2,666,212
UltraShort Technology	730,971	130,090	2,930,296	641,203	128,241	641,202	5,202,003
UltraShort Utilities	415,780	73,996	1,666,767	364,719	72,944	364,719	2,958,925
	$563,643,958	$100,311,138	$2,259,520,084	$494,424,525	$98,884,905	$494,424,529	$4,011,209,139

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2019 as follows:

(1) U.S. Treasury Bond, 0%, due 2/15/2032; U.S. Treasury Notes, 0.50% to 2.88%, due 10/15/2021 to 1/15/2028, which had an aggregate value at the Trust level of $581,400,069.

(2) U.S. Treasury Notes, 0.50% to 2.75%, due 4/30/2023 to 1/15/2028, which had an aggregate value at the Trust level of $103,471,263.

(3) U.S. Treasury Bonds, 0% to 3.38%, due 5/15/2020 to 2/15/2049; U.S. Treasury Notes, 0.13% to 2.75%, due 9/15/2019 to 1/15/2028, which had an aggregate value at the Trust level of $2,330,700,057.

(4) U.S. Treasury Bonds, 0%, due 5/15/2020 to 2/15/2049; U.S. Treasury Note, 2.13%, due 5/31/2021, which had an aggregate value at the Trust level of $510,120,133.

(5) U.S. Treasury Bill, 0%, due 9/12/2019; U.S. Treasury Bond, 2.88%, due 8/15/2045; U.S. Treasury Notes, 1.13% to 2.88%, due 8/31/2020 to 3/31/2026, which had an aggregate value at the Trust level of $102,000,052.

(6) U.S. Treasury Note, 2.25%, due 2/15/2027, which had an aggregate value at the Trust level of $510,190,089.